UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

 (Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Item 1. Reports to Stockholders.

2013 Annual Report TIAA-CREF Real Estate Securities Fund of the TIAA-CREF Funds March 31, 2013

Understanding your fund report

This annual report contains information about the Real Estate Securities Fund and describes the fund’s results for the twelve months ended March 31, 2013. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the issuers, industries and types of securities in which the Real Estate Securities Fund had investments as of March 31, 2013.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Real Estate Securities Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The Real Estate Securities Fund also files complete portfolio listings with the SEC, and they are available to the public.
          You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
          The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
          The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2012–March 31, 2013).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.
          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Important information about expenses

Expense example

Six months ended March 31, 2013

Real Estate Securities Fund	Beginning account value (10/1/12)	Ending account value (3/31/13)	Expenses paid during period* (10/1/12– 3/31/13)

Institutional Class
Actual return	$1,000.00	$1,068.54	$2.73
5% annual hypothetical return	1,000.00	1,022.29	2.67

Retirement Class
Actual return	$1,000.00	$1,066.65	$4.02
5% annual hypothetical return	1,000.00	1,021.04	3.93

Retail Class
Actual return	$1,000.00	$1,066.39	$4.43
5% annual hypothetical return	1,000.00	1,020.64	4.33

Premier Class
Actual return	$1,000.00	$1,066.86	$3.50
5% annual hypothetical return	1,000.00	1,021.54	3.43

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class, 0.78% for the Retirement Class, 0.86% for the Retail Class and 0.68% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States, which own, manage and/or lease investment-grade commercial real estate. For additional details about the index, please see the fund’s prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	5

Real Estate Securities Fund

Performance for the twelve months ended March 31, 2013

The Real Estate Securities Fund returned 11.88% for the Institutional Class, compared with the 17.11% return of its benchmark, the FTSE NAREIT All Equity REITs Index. The table on the following page shows returns for all share classes of the fund.
          During the twelve months covered by this report, real estate investment trusts (REITs) outperformed the 14.56% return of the broad U.S. stock market, as measured by the Russell 3000® Index. REITs posted a strong return (4.00%) in the second quarter of 2012, when stocks declined, and another solid gain (3.11%) in the fourth quarter, when stocks were nearly flat.
          When the commercial real estate market is healthy, as it generally was throughout the period, some investors prefer REITs over other stocks because REITs are required to distribute most of their earnings, while other companies that issue shares are not.
          In addition to topping the broad U.S. stock market for the period, REITs outpaced the 3.77% return of the domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. REITs outperformed over the long term as well. For the ten years ended March 31, 2013, the fund’s benchmark returned a robust 12.58%, surpassing both the 9.15% gain of the Russell 3000 Index and the 5.02% return of the Barclays aggregate index.

Stock choices reduce relative performance

The fund’s benchmark index tracks 14 property sectors; all but one of these had positive results for the year. The largest contributors to the benchmark’s return were timber (up 41.3%), health care (up 35.0%) and regional malls (up 14.3%). The only loss was a small decline in the apartment sector.
          For the period, the fund trailed its benchmark by more than five percentage points because of a number of stock choices that did not perform as anticipated. These included overweight positions in four residential REITs: AvalonBay Communities, Equity Residential, Post Properties and UDR.
          These negative effects were partly offset by the successful decision to underweight Vornado Realty Trust, Alexandria Real Estate Equities and BRE Properties, all of which underperformed but were held in weightings smaller than the benchmark’s. Overweight holdings in Health Care REIT and Strategic Hotels & Resorts also benefited relative performance. During the period, the fund owned the stocks of several companies that are not REITs but engage in real estate-related activities.

6	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance as of March 31, 2013

		Total return	Average annual total return

Real Estate Securities Fund	Inception date	1 year	5 years		10 years

Institutional Class	10/1/2002	11.88%	5.91%		11.44%
Retirement Class	10/1/2002	11.47	5.64		11.20
Retail Class	10/1/2002	11.49	5.63		11.24
Premier Class	9/30/2009	11.62	5.80	*	11.38	*

FTSE NAREIT All Equity REITs Index	—	17.11	7.10		12.58

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	7

Real Estate Securities Fund

Portfolio composition

Industry	% of net assets as of 3/31/2013

Specialized REITs	29.4
Retail REITs	24.5
Residential REITs	17.1
Office REITs	8.5
Industrial REITs	7.1
Homebuilding	4.4
Diversified REITs	2.4
Real estate operating companies	1.4
Security & alarm services	0.9
Construction materials	0.5
Hotels, resorts & cruise lines	0.5
Diversified real estate activities	0.3
Casinos & gaming	0.3
Asset management & custody banks	0.3
Short-term investments,
other assets & liabilities, net	2.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 3/31/2013

More than $15 billion–$50 billion	55.9
More than $2 billion–$15 billion	35.5
$2 billion or less	8.6

Total	100.0

8	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Summary portfolio of investments

Real Estate Securities Fund ▪ March 31, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS

ASSET MANAGEMENT & CUSTODY BANKS			$3,956,000	0.3%

CASINOS & GAMING			4,082,250	0.3

CONSTRUCTION MATERIALS
100,000		Eagle Materials, Inc	6,663,000	0.5

			6,663,000	0.5

DIVERSIFIED REAL ESTATE ACTIVITIES			4,548,982	0.3

DIVERSIFIED REITS
150,000		iShares Dow Jones US Real Estate Index Fund	10,422,000	0.7
175,000		Vornado Realty Trust	14,637,000	1.1
		Other	7,875,000	0.6

			32,934,000	2.4

HOMEBUILDING
200,000	*	Meritage Homes Corp	9,372,000	0.7
8,000	*	NVR, Inc	8,640,880	0.6
550,000	*	Pulte Homes, Inc	11,132,000	0.8
200,000		Ryland Group, Inc	8,324,000	0.6
1,100,000	*	Standard-Pacific Corp	9,504,000	0.7
200,000	*	Toll Brothers, Inc	6,848,000	0.5
330,000	*	TRI Pointe Homes, Inc	6,649,500	0.5

			60,470,380	4.4

HOTELS, RESORTS & CRUISE LINES			6,373,000	0.5

INDUSTRIAL REITS
240,000		EastGroup Properties, Inc	13,968,000	1.0
1,700,000		Prologis, Inc	67,966,000	5.0
		Other	14,635,250	1.1

			96,569,250	7.1

OFFICE REITS
500,000		Boston Properties, Inc	50,530,000	3.7
200,000		Digital Realty Trust, Inc	13,382,000	1.0
220,000		Kilroy Realty Corp	11,528,000	0.8
350,000		Parkway Properties, Inc	6,492,500	0.5
360,000		SL Green Realty Corp	30,999,600	2.3
		Other	3,046,915	0.2

			115,979,015	8.5

REAL ESTATE OPERATING COMPANIES
3,817,056	a	Thomas Properties Group, Inc	19,581,498	1.4

			19,581,498	1.4

RESIDENTIAL REITS
590,000		American Campus Communities, Inc	26,750,600	2.0
475,000		AvalonBay Communities, Inc	60,168,250	4.4
360,000		Camden Property Trust	24,724,800	1.8
200,000		Equity Lifestyle Properties, Inc	15,360,000	1.1
800,000		Equity Residential	44,048,000	3.2

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	9

Summary portfolio of investments	continued

Real Estate Securities Fund ▪ March 31, 2013

Shares		Company	Value	% of net assets

RESIDENTIAL REITS—continued
160,000		Essex Property Trust, Inc	$24,092,800	1.8%
650,000		Post Properties, Inc	30,615,000	2.2
		Other	8,717,500	0.6

			234,476,950	17.1

RETAIL REITS
1,100,000		DDR Corp	19,162,000	1.4
400,000		Equity One, Inc	9,588,000	0.7
260,000		Federal Realty Investment Trust	28,090,400	2.0
2,250,000		General Growth Properties, Inc	44,730,000	3.3
200,000		Macerich Co	12,876,000	0.9
300,000		Realty Income Corp	13,605,000	1.0
275,000		Regency Centers Corp	14,550,250	1.1
1,000,000		Simon Property Group, Inc	158,560,000	11.6
330,000		Tanger Factory Outlet Centers, Inc	11,939,400	0.9
290,000		Taubman Centers, Inc	22,521,400	1.6

			335,622,450	24.5

SECURITY & ALARM SERVICES
300,000		Corrections Corp of America	11,721,000	0.9

			11,721,000	0.9

SPECIALIZED REITS
925,000		American Tower Corp	71,151,000	5.2
500,000		CubeSmart	7,900,000	0.5
400,000		Extra Space Storage, Inc	15,708,000	1.1
1,150,000		HCP, Inc	57,339,000	4.2
650,000		Health Care REIT, Inc	44,141,500	3.2
1,700,000		Host Marriott Corp	29,733,000	2.2
125,000		Plum Creek Timber Co, Inc	6,525,000	0.5
355,000		Public Storage, Inc	54,073,600	4.0
1,500,000	*	Strategic Hotels & Resorts, Inc	12,525,000	0.9
700,000	*	Sunstone Hotel Investors, Inc	8,617,000	0.6
580,000		Ventas, Inc	42,456,000	3.1
1,175,000		Weyerhaeuser Co	36,871,500	2.7
		Other	16,263,501	1.2

			403,304,101	29.4

		TOTAL COMMON STOCKS (Cost $1,116,018,229)	1,336,281,876	97.6

10	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Summary portfolio of investments	concluded

Real Estate Securities Fund ▪ March 31, 2013

Principal	Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS

TREASURY DEBT
	United States Treasury Bill
$17,000,000	0.070%, 04/25/13		$16,999,207	1.3%
10,000,000	0.063%, 05/02/13		9,999,457	0.7

			26,998,664	2.0

	TOTAL SHORT-TERM INVESTMENTS	(Cost $26,998,664)	26,998,664	2.0

	TOTAL PORTFOLIO	(Cost $1,143,016,893)	1,363,280,540	99.6
	OTHER ASSETS & LIABILITIES, NET		5,434,546	0.4

	NET ASSETS		$1,368,715,086	100.0%

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	11

Statement of assets and liabilities

Real Estate Securities Fund  ▪  March 31, 2013

ASSETS
Portfolio investments, at value†	$1,343,699,042
Affiliated investments, at value‡	19,581,498
Cash	5,180,020
Receivable from Fund shares sold	711,691
Dividends and interest receivable	2,891,806
Other	42,477

Total assets	1,372,106,534

LIABILITIES
Management fees payable	110,893
Service agreement fee payable	10,365
Distribution fee payable	47,023
Due to affiliates	7,247
Payable for securities transactions	795,481
Payable for Fund shares redeemed	2,268,457
Accrued expenses and other payables	151,982

Total liabilities	3,391,448

NET ASSETS	$1,368,715,086

NET ASSETS CONSIST OF:
Paid-in-capital	$1,144,416,664
Undistributed net investment income (loss)	1,497,938
Accumulated net realized gain (loss) on total investments	2,536,837
Net unrealized appreciation (depreciation) on total investments	220,263,647

NET ASSETS	$1,368,715,086

INSTITUTIONAL CLASS:
Net assets	$864,577,034
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	66,275,911

Net asset value per share	$13.05

RETIREMENT CLASS:
Net assets	$253,706,816
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,845,143

Net asset value per share	$13.46

RETAIL CLASS:
Net assets	$187,722,410
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,476,799

Net asset value per share	$12.97

PREMIER CLASS:
Net assets	$62,708,826
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,804,532

Net asset value per share	$13.05

† Portfolio investments, cost	$1,126,005,365
‡ Affiliated investments, cost	$17,011,528

12	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations

Real Estate Securities Fund  ▪  For the year ended March 31, 2013

INVESTMENT INCOME
Dividends*	$24,622,537
Dividends from affiliated investments	267,688
Interest	13,763

Total income	24,903,988

EXPENSES
Management fees	6,000,671
Shareholder servicing — Institutional Class	8,747
Shareholder servicing — Retirement Class	637,311
Shareholder servicing — Retail Class	150,753
Shareholder servicing — Premier Class	282
Distribution fees — Retail Class	402,063
Distribution fees — Premier Class	91,031
Fund administration fees	67,908
Compliance fees	34,445
Trustee fees and expenses	12,805
Other expenses	302,614

Total expenses	7,708,630

Net Investment income (loss)	17,195,358

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	18,671,363
Affiliated investments	(350,906)
Written options	1,242,632
Foreign currency transactions	(19,409)

Net realized gain (loss) on total investments	19,543,680

Change in unrealized appreciation (depreciation) on:
Portfolio investments	96,144,651
Affiliated investments	2,685,211
Written options	(200,003)

Net change in unrealized appreciation (depreciation) on total investments	98,629,859

Net realized and unrealized gain (loss) on total investments	$118,173,539

Net increase (decrease) in net assets from operations	$135,368,897

* Net of foreign withholding taxes of	$9,716

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	13

Statement of changes in net assets

Real Estate Securities Fund  ▪  For the year ended

		March 31, 2013	March 31, 2012

OPERATIONS
Net investment income (loss)		$17,195,358	$14,398,418
Net realized gain (loss) on total investments		19,543,680	41,744,013
Net change in unrealized appreciation (depreciation) on total investments		98,629,859	60,930,701

Net increase (decrease) in net assets from operations		135,368,897	117,073,132

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
	Institutional Class	(13,144,022)	(7,264,460)
	Retirement Class	(3,658,328)	(2,905,111)
	Retail Class	(2,357,574)	(1,555,568)
	Premier Class	(987,334)	(975,770)

Total distributions		(20,147,258)	(12,700,909)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	360,800,190	303,392,562
	Retirement Class	65,011,531	49,874,656
	Retail Class	54,983,177	25,834,275
	Premier Class	21,968,166	32,305,386
Reinvestments of distributions:
	Institutional Class	13,098,760	7,216,682
	Retirement Class	3,656,077	2,905,111
	Retail Class	2,266,210	1,487,942
	Premier Class	987,334	975,770
Redemptions:	Institutional Class	(225,608,959)	(63,001,066)
	Retirement Class	(87,918,249)	(112,218,087)
	Retail Class	(25,925,739)	(22,723,172)
	Premier Class	(23,990,021)	(58,742,979)

Net increase from shareholder transactions		159,328,477	167,307,080

Net increase in net assets		274,550,116	271,679,303

NET ASSETS
Beginning of period		1,094,164,970	822,485,667

End of period		$1,368,715,086	$1,094,164,970

Undistributed net investment income (loss) included in net assets		$1,497,938	$2,880,858

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	29,554,083	28,405,635
	Retirement Class	5,066,365	4,405,101
	Retail Class	4,421,858	2,380,577
	Premier Class	1,777,741	3,153,179
Shares reinvested:
	Institutional Class	1,051,189	680,459
	Retirement Class	284,845	269,296
	Retail Class	182,883	143,584
	Premier Class	79,289	94,280
Shares redeemed:
	Institutional Class	(18,641,399)	(5,864,991)
	Retirement Class	(6,874,093)	(10,404,642)
	Retail Class	(2,103,096)	(2,162,491)
	Premier Class	(1,979,068)	(5,300,708)

Net increase (decrease) from shareholder transactions		12,820,597	15,799,279

14	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Financial highlights

Real Estate Securities Fund  ▪  For the period or year ended

	Institutional Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.87	$10.75	$9.35		$7.24	$10.51	$14.65

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.19	0.05		0.19	0.23	0.27
Net realized and unrealized gain (loss) on total investments	1.21	1.09	1.42		2.12	(3.31)	(2.24)

Total gain (loss) from investment operations	1.40	1.28	1.47		2.31	(3.08)	(1.97)

Less distributions from:
Net investment income	(0.22)	(0.16)	(0.07)		(0.18)	(0.19)	(0.39)
Net realized gains	—	—	—		—	—	(1.62)
Return of capital	—	—	—		(0.02)	—	(0.16)

Total distributions	(0.22)	(0.16)	(0.07)		(0.20)	(0.19)	(2.17)

Net asset value, end of period	$13.05	$11.87	$10.75		$9.35	$7.24	$10.51

TOTAL RETURN	11.88%	12.16%	15.80	%(b)	32.16%	(28.84)%	(13.54)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$864,577	$644,849	$334,174		$265,753	$200,324	$242,867
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53%	0.54%	0.59	%(c)	0.56%	0.60%	0.56%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53%	0.54%	0.57	%(c)	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	1.53%	1.73%	0.98	%(c)	2.29%	3.98%	2.38%
Portfolio turnover rate	50%	75%	30	%(b)	66%	78%	94%

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	15

Financial highlights	continued

Real Estate Securities Fund ▪ For the period or year ended

	Retirement Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.25	$11.08	$ 9.64		$7.46	$10.81	$15.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.17	0.04		0.17	0.21	0.24
Net realized and unrealized gain (loss) on total investments	1.23	1.14	1.46		2.19	(3.39)	(2.28)

Total gain (loss) from investment operations	1.40	1.31	1.50		2.36	(3.18)	(2.04)

Less distributions from:
Net investment income	(0.19)	(0.14)	(0.06)		(0.16)	(0.17)	(0.37)
Net realized gains	—	—	—		—	—	(1.62)
Return of capital	—	—	—		(0.02)	—	(0.16)

Total distributions	(0.19)	(0.14)	(0.06)		(0.18)	(0.17)	(2.15)

Net asset value, end of period	$13.46	$12.25	$11.08		$9.64	$ 7.46	$10.81

TOTAL RETURN	11.47%	11.96%	15.60	%(b)	31.85%	(28.95)%	(13.76)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$253,707	$249,433	$289,161		$280,763	$159,554	$172,078
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78%	0.78%	0.83	%(c)	0.81%	0.85%	0.81%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78%	0.78%	0.82	%(c)	0.81%	0.81%	0.81%
Ratio of net investment income to average net assets	1.30%	1.54%	0.77	%(c)	1.98%	3.53%	2.03%
Portfolio turnover rate	50%	75%	30	%(b)	66%	78%	94%

16	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Financial highlights	continued

Real Estate Securities Fund ▪ For the period or year ended

	Retail Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.80	$10.69	$9.30		$7.20	$10.46	$14.59

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.15	0.04		0.17	0.23	0.31
Net realized and unrealized gain (loss) on total investments	1.21	1.09	1.41		2.11	(3.31)	(2.28)

Total gain (loss) from investment operations	1.35	1.24	1.45		2.28	(3.08)	(1.97)

Less distributions from:
Net investment income	(0.18)	(0.13)	(0.06)		(0.16)	(0.18)	(0.38)
Net realized gains	—	—	—		—	—	(1.60)
Return of capital	—	—	—		(0.02)	—	(0.18)

Total distributions	(0.18)	(0.13)	(0.06)		(0.18)	(0.18)	(2.16)

Net asset value, end of period	$12.97	$11.80	$10.69		$9.30	$7.20	$10.46

TOTAL RETURN	11.49%	11.79%	15.64	%(b)	31.95%	(29.01)%	(13.66)%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period (in thousands)	$187,722	$141,355	$124,104		$102,686	$77,475	$118,076
Ratio of expenses to average net assets before expense waiver and reimbursement	0.87%	0.84%	0.84	%(c)	0.77%	1.06%	0.85%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.87%	0.84%	0.83	%(c)	0.77%	0.75%	0.70%
Ratio of net investment income to average net assets	1.17%	1.42%	0.75	%(c)	2.08%	3.89%	2.68%
Portfolio turnover rate	50%	75%	30	%(b)	66%	78%	94%

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	17

Financial highlights	concluded

Real Estate Securities Fund ▪ For the period or year ended

	Premier Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.88	$10.75	$ 9.36		$7.24	$7.24

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.18	0.05		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	1.20	1.10	1.41		2.17	—

Total gain (loss) from investment operations	1.37	1.28	1.46		2.31	0.00	(d)

Less distributions from:
Net investment income	(0.20)	(0.15)	(0.07)		(0.17)	—
Net realized gains	—	—	—		(0.02)	—

Total distributions	(0.20)	(0.15)	(0.07)		(0.19)	—

Net asset value, end of period	$13.05	$11.88	$10.75		$9.36	$7.24

TOTAL RETURN	11.62%	12.06%	15.60	%(b)	32.12%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period (in thousands)	$62,709	$58,528	$75,047		$31,260	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68%	0.68%	0.74	%(c)	0.71%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68%	0.68%	0.72	%(c)	0.71%	0.72	%(c)
Ratio of net investment income to average net assets	1.37%	1.67%	1.03	%(c)	1.56%	0.00	%(c)
Portfolio turnover rate	50%	75%	30	%(b)	66%	78%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.
*	The Premier Class commenced operations on September 30, 2009.

18	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Notes to financial statements

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers four share classes: Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	19

Notes to financial statements

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that it distributes all taxable income each year and complies with various other Code requirements. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (2009–2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2013, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, the utilization of tax equalization credits, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

20	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

New accounting pronouncement: In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund expects to adopt these new disclosure requirements for the September 30, 2013 semiannual report. Management is currently evaluating the impact of the Update’s adoption on the Fund’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	21

Notes to financial statements

exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2013, there were no material transfers between levels by the Fund.

22	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

The following table summarizes the market value of the Fund’s investments as of March 31, 2013 based on the inputs used to value them:

Investments	Level 1	Level 2	Level 3	Total

Asset management & custody banks	$3,956,000	$—	$—	$3,956,000
Casinos & gaming	4,082,250	—	—	4,082,250
Construction materials	6,663,000	—	—	6,663,000
Diversified real estate activities	—	4,507,222	41,760	4,548,982
Diversified REITs	32,934,000	—	—	32,934,000
Homebuilding	60,470,380	—	—	60,470,380
Hotels, resorts & cruise lines	6,373,000	—	—	6,373,000
Industrial REITs	90,198,250	6,371,000	—	96,569,250
Office REITs	115,979,015	—	—	115,979,015
Real estate operating companies	19,581,498	—	—	19,581,498
Residential REITs	234,476,950	—	—	234,476,950
Retail REITs	335,622,450	—	—	335,622,450
Security & alarm services	11,721,000	—	—	11,721,000
Specialized REITs	403,304,101	—	—	403,304,101
Short-term investments	—	26,998,664	—	26,998,664

Total	$1,325,361,894	$37,876,886	$41,760	$1,363,280,540

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Fund values derivatives at fair value.

For the year ended March 31, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative contracts	Location	Realized gain/(loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Written options	$1,242,632	$(200,003)

Options: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	23

Notes to financial statements

from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses may exceed amounts recognized on the Statement of Assets and Liabilities. During the year ended March 31, 2013, the Real Estate Securities Fund had exposure to options, based on underlying nominal values, generally between 0% and 5% of net assets.

There were no written options outstanding as of March 31, 2013.

Transactions in written options and related premiums received during the year ended March 31, 2013 were as follows:

	Number of contracts	Premiums

Outstanding at beginning of period	1,840	$227,603
Written	20,394	1,236,229
Exercised	—	—
Expired	(22,234)	(1,463,832)
Closed	—	—

Outstanding at end of period	—	$—

Note 4—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.44% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The investment management fee effective rate is 0.50%. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and operational oversight services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional, and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. Prior to January 1, 2013, the Retail Class of the Fund reimbursed TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Fund’s Retail Class shares. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional, and

24	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.96% of the average daily net assets for the Retail Class shares; 0.82% of average daily net assets for the Retirement Class shares; 0.72% of average daily net assets for the Premier Class shares; and 0.57% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least July 31, 2014, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At March 31, 2013, TIAA Access, a registered separate account of TIAA, owned less than 4% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of March 31, 2013, two 529 Plans own 12% and 9% of the Real Estate Securities Fund, respectively.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2012	Purchase cost	Sales proceeds	Realized gain/(loss)

Real Estate Securities Fund
Thomas Properties Group, Inc	$17,671,500	$—	$176,198	$(350,906)

Issue	Dividend income	Withholding expense	Shares at March 31, 2013	Value at March 31, 2013

Real Estate Securities Fund
Thomas Properties Group, Inc	$267,688	$—	3,817,056	$19,581,498

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	25

Notes to financial statements

Note 5—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2013, the cost of portfolio investments for federal income tax purposes was $1,154,502,316. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $208,778,224, consisting of gross unrealized appreciation of $215,883,598, and gross unrealized depreciation of $(7,105,374).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended March 31, 2013 were $751,426,647 and $594,120,030, respectively.

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2013, and the year ended March 31, 2012, was as follows:

	Ordinary income	Long-term capital gains	Total

3/31/2013	$20,147,258	$—	$ 20,147,258
3/31/2012	12,700,909	—	12,700,909

As of March 31, 2013, the components of accumulated earnings on a tax basis consisted of $5,640,960 of undistributed ordinary income, $17,858,842 of undistributed long-term capital gains, $208,778,226 of unrealized appreciation, and $(7,952,203) in post-October capital losses.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of tax equalization credits, gains and losses from the sale of passive foreign investment companies, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

For the year ended March 31, 2013, the Fund utilized $3,816,043 of its capital loss carryover available from prior years.

Note 7—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual

26	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

concluded

funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2013, there were no borrowings under this credit facility by the Fund.

Note 8—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	27

Report of independent registered
public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Real Estate Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Real Estate Securities Fund (“the Fund”) at March 31, 2013, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston Massachusetts
May 17, 2013

28	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ▪  March 31, 2013

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	78

Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Director of the Maine Chapter of the Nature Conservancy.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	78

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	78	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	78	Director, D2D Fund.

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	29

Trustees and officers (unaudited)	continued

TIAA-CREF Funds ▪ March 31, 2013

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	78	None

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Former Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management.	78

Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Former Principal, BAM Consulting LLC (2003–2009); Former Independent Consultant for Merrill Lynch (2003–2009).	78

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and the North Shore Land Alliance.

30	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	78	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Former Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	78	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	78

Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	31

Trustees and officers (unaudited)	continued

TIAA-CREF Funds ▪ March 31, 2013

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds since (2012). President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

32	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011). Former Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009). Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary since 2012.

Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	33

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds ▪ March 31, 2013

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

34	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Renewal of investment
management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Real Estate Securities Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of its series, TIAA-CREF Real Estate Securities Fund (the “Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 28, 2013, at which it considered the annual renewal of the Agreement with respect to the Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped to evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 28, 2013 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports on the Fund to be provided to the Board by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding the Fund, including data relating to the Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	35

Renewal of investment
management agreement (unaudited)

data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against the Fund’s benchmark index. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of the profits earned by TAI with respect to its services to the Fund pursuant to the Agreement. In this connection, the Operations Committee recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits realized by TAI, which is also true of the Fund’s management fees and other aspects of the proposed renewal of the Agreement.

In advance of the Board meeting held on March 28, 2013, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of the Fund, which had underperformed its Lipper peer group by a specified amount over the three-year period ended December 31, 2012, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (6) information as to the profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of

36	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

the Agreement and certain related service agreements between the Fund and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to the Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 28, 2013, the Board voted unanimously to renew the Agreement for the Fund. Set forth below are certain general factors the Board considered for the Fund, followed by a summary of certain specific factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund, including conducting research, recommending investments and placing orders to buy and sell

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	37

Renewal of investment
management agreement (unaudited)

securities for the Fund’s investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of the Fund over one-, three-, five- and ten-year periods. The Board considered the Fund’s performance as compared to its peer group, peer universe and benchmark index. Over the one- and three-year periods, the Fund’s performance has improved. (For additional detail regarding the Fund’s performance, see the synopsis below.) The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was within an acceptable range.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2012 with respect to the Fund. The Board considered TAI’s profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Fund. The Board considered that TAI had earned profits with respect to the Fund in 2012 under the Agreement and that TAI expected this trend to continue. The Board concluded that TAI’s profits with respect to its provision of services to the Fund in 2012 were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to the Fund under the Agreement typically were lower than the

38	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

management fee rates charged by many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and it comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the Fund’s management fee rate under the Agreement was within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower fee rates) on the Fund would have a material effect on its fees. The Board considered TAI’s representation that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Fund’s fee schedule was within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, in the future TAI may manage institutional client assets through unregistered commingled funds or separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Fund may differ from the management fee rates chargeable to these other funds and accounts, this is due in part to the fact that these other funds and accounts: may be offered through products that charge additional fees to their investors; may be offered in different types of markets; may be provided with different types or levels of services by TAI; may target different types of investors; and/or may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Fund and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	39

Renewal of investment management agreement (unaudited)	concluded

advisory relationship with the Fund and other series of the Trust to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Additionally, both TAI and the Fund may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of the Fund, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below ended as of December 31, 2012. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The statement below regarding “net profit” refers to TAI earning a profit for the services that it rendered to the Fund during 2012 under the Agreement.

•

The Fund’s annual contractual management fee rate is 0.50% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.496% of average daily net assets.

•

The Fund’s total expenses and management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes and in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes.

•

The Fund was in the 1st quintile of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) and in the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for the one- and three-year periods, in the 3rd quintile of its Performance Group and Performance Universe for the five-year period and in the 4th and 3rd quintiles of its Performance Group and Performance Universe, respectively, for the ten-year period.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

40	2013 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Important tax information (unaudited)

For the year ended March 31, 2013, the Fund designates distributions of $625,747 (or the maximum amount allowable) as being from net long-term capital gains.

For the year ended March 31, 2013, the Fund designates 2.59% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividend income.

For the year ended March 31, 2013, the Fund designates 2.48% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2013, which will be reported in conjunction with your 2013 Form 1099-DIV.

By early 2014, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Real Estate Securities Fund ▪ 2013 Annual Report	41

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How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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C10213	A12449 (5/13)

730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber

C10213	A12449 (5/13)

2013 Annual Report TIAA-CREF Funds Fixed-Income Funds March 31, 2013

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds on the cover of this report.
This annual report contains information about the TIAA-CREF Funds and describes their results for the twelve months ended March 31, 2013. The report contains three main sections:
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of March 31, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

TIAA-CREF Market Monitor

Bonds move lower as the economy improves

The U.S. bond market produced positive results for the twelve months ended March 31, 2013, but returns from most sectors were modest. The Barclays U.S. Aggregate Bond Index, which measures the performance of the investment-grade, fixed-rate bond market, gained 3.8%.

That was less than half of bonds’ robust 7.7% return for the twelve months ended March 31, 2012 and well below their 6.1% average annual return over the 20-year period.

          For the period, most of the investment return from bonds came from interest paid by bond issuers; price appreciation contributed only about one-tenth of the broad market’s total return. With inflation at period-end a muted 1.5%, according to the Consumer Price Index, the real (i.e., inflation-adjusted) return of investment-grade bonds was 2.3%.

Rising yields trim returns in many sectors

The period’s earnings were concentrated in the first six months. Early on, yields on new 10-year U.S. Treasury securities dropped sharply, from 2.23% at the end of March 2012 to a low of 1.43% in late July. (Yields on 10-year Treasuries serve as a benchmark for mortgages and many other credit rates.) That decline raised the value of many existing bonds, and the Barclays aggregate index returned 3.7% for the first half of the period.

In the remaining six months, however, 10-year Treasury yields inched higher, ending the period at 1.87%. As a result, the Barclays aggregate index earned just 0.1% for the period’s second half.

          The weakness in the bond market was due in part to signs that the domestic economic outlook was improving. In particular, investors were encouraged by the 2.6% increase in the nation’s gross domestic product in the third

Who owns U.S. Treasury securities?

Despite the Fed’s large purchases, most Treasury securities were held by other investors, at home and abroad, as of September 30, 2012.

Source: Treasury Bulletin, March 2013, p. 42; includes securities of all maturities.

quarter of 2012, compared with that of a year earlier. This was the largest year-over-year growth in two years and suggested that the stubbornly high unemployment rate might come down, spurring aggregate demand and fueling further growth.

          Hopes for sustained growth and increased liquidity in the credit markets produced a “risk-on” mentality among investors, which favored stocks and riskier categories of bonds at the expense of higher-quality issues. U.S. stocks, as measured by the Russell 3000® Index, returned 14.6% for the twelve months—double their return for the previous twelve-month period.

          Returns from individual bond segments ranged from 2.0% for short-term bonds, as measured by the Barclays U.S. 1–5 Year Government/Credit Bond Index, to 12.4% for high-yield bonds, as measured by the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. The high-yield sector was helped by brighter economic prospects and by ample liquidity, which reduced default rates.

          The return of inflation-linked bonds, according to the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), slid from 12.2% for the previous twelve months to 5.7% for the reporting period. Municipal bonds saw their return drop from 12.1% to 5.5%, as measured by the Barclays 10-Year Municipal Bond Index.

The Fed continues to support bond prices

During the period, the Federal Reserve provided support for bond prices through several initiatives. In September 2012, the Fed said it would purchase $40 billion of mortgage-backed securities each month. Three months later it decided to purchase an additional $45 billion per month of longer-term Treasury securities. Both programs continued into 2013. These efforts helped to prevent bond yields from rising further during the second half of the period, keeping rates for mortgages and other kinds of credit relatively low.

          As the chart on the left shows, the market for Treasuries was also supported by healthy domestic and foreign demand. Both individual and institutional investors bought and held bonds for their income and for their diversification value, since the returns of stocks and bonds often move in opposite directions.

Demand for individual bonds was buttressed by foreign purchasers seeking dollar denominated assets and by an aging U.S. population looking for reliable income to help pay for retirement.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	3

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

4	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

About the funds’ benchmarks

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays U.S. 1–5 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

          The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2012–March 31, 2013).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	5

Bond Fund

Portfolio composition

% of net assets as of 3/31/2013

Corporate bonds	27.4
Mortgage-backed securities*	23.4
Foreign government & corporate bonds denominated in U.S. dollars	19.2
Asset-backed securities	12.2
U.S. Treasury securities	5.8
Commercial mortgage-backed securities	5.5
Municipal bonds	2.5
Bank loan obligations	0.2
U.S. agency securities	0.1
Short-term investments, other assets & liabilities, net	3.7

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Less than 1 year	5.2
1–3 years	21.1
3–5 years	29.6
5–10 years	36.4
Over 10 years	7.7

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Aaa/AAA	39.3
Aa/AA	5.6
A/A	18.8
Baa/BBB	27.6
Ba/BB	6.1
B/B	2.2
Below B/B	0.4

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2013

The Bond Fund returned 5.77% for the Institutional Class, compared with the 3.77% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

Bonds surge then stumble as stocks regain favor

In an effort to boost economic growth, the Federal Reserve extended its purchases of $85 billion in bonds per month into 2013. The Fed also announced its intention to keep its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until unemployment falls below 6.5%. The overall effect of the Fed’s actions was to keep new issues of intermediate-term bonds priced high and their yields low.

     The bond market continued to react to changing economic conditions, but to a subdued degree because of the Fed’s ongoing support for bond prices. In the second quarter of 2012, concerns about slowing global growth prompted a sell-off in stocks, and many investors sought the relative safety of U.S. Treasury securities and high-quality corporate bonds. Stocks scored strong gains in the third quarter, but many wary investors maintained their bond positions. The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned an impressive 3.68% for the first six months of the reporting period.

     The stock rally intensified in the first quarter of 2013 on signs of stronger growth, and the bond market weakened. With unemployment falling slightly in the United States and Europe appearing to make some progress on its sovereign debt issues, investors were emboldened to seek higher returns in stocks and high-yield corporate bonds. With risk appetites stronger, there was less demand for bonds, and the Barclays aggregate index returned just 0.09% for the last six months of the period.

Performance as of March 31, 2013

		Total return	Average annual total return

Bond Fund	Inception date	1 year	5 years		10 years

Institutional Class	7/1/1999	5.77%	5.71%		5.00%
Retirement Class	3/31/2006	5.55	5.44		4.81	‡
Retail Class	3/31/2006	5.39	5.47		4.85	‡
Premier Class	9/30/2009	5.61	5.60	‡	4.94	‡

Barclays U.S. Aggregate Bond Index	—	3.77	5.47		5.02

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Corporate securities far outpace other fixed-income sectors

Corporate bonds, which represented one-fifth of the benchmark’s total market capitalization at period-end, returned 7.5% for the twelve months—nearly double the gain of the Barclays aggregate index. U.S. mortgage-backed securities, comprising nearly one-third of the index, earned 2.0%, while the smaller commercial mortgage-backed, asset-backed and U.S. agency sectors returned 6.1%, 2.9% and 2.7%, respectively.

     Making up more than one-third of the index, U.S. Treasury securities returned 3.1% for the period. The yield on Treasuries with ten-year maturities dropped from 2.23% on March 31, 2012 to 1.87% twelve months later.

The fund’s preference for corporate bonds pays off

For the twelve months, the return of the Bond Fund surpassed that of the Barclays aggregate index by two percentage points.
     Most of the fund’s outperformance came from substantial overweight positions—and successful security selections—in corporate bonds, particularly high-yield issues. Overweight investments and advantageous choices among commercial mortgage-backed and asset-backed securities also boosted relative results. Emerging market securities, both corporate and government-related, helped as well.

     Although the fund’s Treasury portfolio outperformed its counterpart in the index in absolute terms, the fund was significantly underweight in Treasuries, the benchmark’s largest sector. As a result, this sector was a detractor from the fund’s relative performance. The fund’s relative return was also slightly reduced by a small cash position.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2013

Bond Fund	Beginning account value (10/1/12)	Ending account value (3/31/13)	Expenses paid during period* (10/1/12– 3/31/13)

Actual return
Institutional Class	$1,000.00	$1,008.91	$1.60
Retirement Class	1,000.00	1,007.71	2.85
Retail Class	1,000.00	1,006.50	3.15
Premier Class	1,000.00	1,008.15	2.35

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.34	1.61
Retirement Class	1,000.00	1,022.09	2.87
Retail Class	1,000.00	1,021.79	3.18
Premier Class	1,000.00	1,022.59	2.37

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.57% for the Retirement Class, 0.63% for the Retail Class and 0.47% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	7

Bond Index Fund

Portfolio composition

% of net assets as of 3/31/2013

U.S. Treasury securities	36.4
Mortgage-backed securities*	29.1
Corporate bonds	17.7
Foreign government & corporate bonds denominated in U.S. dollars	8.4
U.S. agency securities	4.6
Commercial mortgage-backed securities	1.8
Municipal bonds	1.0
Asset-backed securities	0.4
Short-term investments, other assets & liabilities, net	0.6

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Less than 1 year	2.5
1–3 years	27.6
3–5 years	34.1
5–10 years	23.7
Over 10 years	12.1

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Aaa/AAA	72.6
Aa/AA	4.8
A/A	11.8
Baa/BBB	10.3
Ba/BB	0.1
Non-rated	0.4

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2013

The Bond Index Fund returned 3.51% for the Institutional Class, compared with the 3.77% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

     For the period, the fund’s return lagged that of the Barclays aggregate index, largely because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

Bonds surge then stumble as stocks regain favor

In an effort to boost economic growth, the Federal Reserve extended its purchases of $85 billion in bonds per month into 2013. The Fed also announced its intention to keep its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until unemployment falls below 6.5%. The overall effect of the Fed’s actions was to keep new issues of intermediate-term bonds priced high and their yields low.

     The bond market continued to react to changing economic conditions, but to a subdued degree because of the Fed’s ongoing support for bond prices. In the second quarter of 2012, concerns about slowing global growth prompted a sell-off in stocks, and many investors sought the relative safety of U.S. Treasury securities and high-quality corporate bonds. Stocks scored strong gains in the third quarter, but many wary investors maintained their bond positions. The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned an impressive 3.68% for the first six months of the reporting period.

     The stock rally intensified in the first quarter of 2013 on signs of stronger growth, and the bond market weakened. With unemployment falling slightly in the United States and Europe appearing to make some progress on its sovereign debt issues, investors were emboldened to seek higher returns in stocks and high-yield corporate bonds. With risk appetites stronger, there was less demand for bonds, and the Barclays aggregate index returned just 0.09% for the last six months of the period.

Performance as of March 31, 2013

		Total return	Average annual total return
Bond Index Fund	Inception date	1 year	since fund inception

Institutional Class	9/14/2009	3.51%	5.15%
Retirement Class	9/14/2009	3.25	4.89
Retail Class	9/14/2009	3.15	4.79
Premier Class	9/30/2009	3.36	5.00	‡

Barclays U.S. Aggregate Bond Index	—	3.77	5.42	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

8	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Corporate securities far outpace other fixed-income sectors

Corporate bonds, which represented one-fifth of the benchmark’s total market capitalization at period-end, returned 7.5% for the twelve months—nearly double the gain of the Barclays aggregate index. U.S. mortgage-backed securities, comprising nearly one-third of the index, earned 2.0%, while the smaller commercial mortgage-backed, asset-backed and U.S. agency sectors returned 6.1%, 2.9% and 2.7%, respectively.

     Making up more than one-third of the index, U.S. Treasury securities, the benchmark’s largest sector, returned 3.1% for the period. The yield on Treasuries with ten-year maturities dropped from 2.23% on March 31, 2012 to 1.87% twelve months later.

The fund aims to match its benchmark index

The Bond Index Fund invests in a portfolio of fixed-income securities that is designed to produce a return corresponding with that of the U.S. investment-grade bond market, based on a broad market index. In seeking a favorable long-term return, mainly from current income, the fund attempts to track the performance of the Barclays U.S. Aggregate Bond Index.

     Throughout the twelve months, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

$10,000 invested at fund’s inception

Institutional Class (inception September 14, 2009)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2013

Bond Index Fund	Beginning account value (10/1/12)	Ending account value (3/31/13)	Expenses paid during period* (10/1/12– 3/31/13)

Actual return
Institutional Class	$1,000.00	$ 999.72	$0.65
Retirement Class	1,000.00	997.58	1.89
Retail Class	1,000.00	997.08	2.39
Premier Class	1,000.00	998.98	1.40

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.28	0.66
Retirement Class	1,000.00	1,023.04	1.92
Retail Class	1,000.00	1,022.54	2.42
Premier Class	1,000.00	1,023.54	1.41

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.13% for the Institutional Class, 0.38% for the Retirement Class, 0.48% for the Retail Class and 0.28% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	9

Bond Plus Fund

Portfolio composition

% of net assets as of 3/31/2013

Corporate bonds	28.4
Mortgage-backed securities*	22.0
Foreign government & corporate bonds denominated in U.S. dollars	17.9
U.S. Treasury securities	9.2
Commercial mortgage-backed securities	5.7
Asset-backed securities	5.6
Bank loan obligations	4.5
Municipal bonds	1.7
U.S. agency securities	0.8
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	4.1

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Less than 1 year	6.8
1–3 years	17.6
3–5 years	30.3
5–10 years	35.2
Over 10 years	10.1

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Aaa/AAA	39.6
Aa/AA	6.1
A/A	15.2
Baa/BBB	16.7
Ba/BB	11.1
B/B	7.7
Below B/B	3.2
Non-rated	0.4

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2013

The Bond Plus Fund returned 6.69% for the Institutional Class, compared with the 3.77% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

Bonds surge then stumble as stocks regain favor

In an effort to boost economic growth, the Federal Reserve extended its purchases of $85 billion in bonds per month into 2013. The Fed also announced its intention to keep its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until unemployment falls below 6.5%. The overall effect of the Fed’s actions was to keep new issues of intermediate-term bonds priced high and their yields low.
          The bond market continued to react to changing economic conditions, but to a subdued degree because of the Fed’s ongoing support for bond prices. In the second quarter of 2012, concerns about slowing global growth prompted a sell-off in stocks, and many investors sought the relative safety of U.S. Treasury securities and high-quality corporate bonds. Stocks scored strong gains in the third quarter, but many wary investors maintained their bond positions. The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned an impressive 3.68% for the first six months of the reporting period.
          The stock rally intensified in the first quarter of 2013 on signs of stronger growth, and the bond market weakened. With unemployment falling slightly in the United States and Europe appearing to make some progress on its sovereign debt issues, investors were emboldened to seek higher returns in stocks and high-yield corporate bonds. With risk appetites stronger, there was less demand for bonds, and the Barclays aggregate index returned just 0.09% for the last six months of the period.

Performance as of March 31, 2013

		Total return	Average annual total return

Bond Plus Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	3/31/2006	6.69%	6.25%		5.90%
Retirement Class	3/31/2006	6.52	6.01		5.66
Retail Class	3/31/2006	6.32	6.02		5.70
Premier Class	9/30/2009	6.53	6.14	‡	5.82	‡

Barclays U.S. Aggregate Bond Index	—	3.77	5.47		5.94	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

10	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Corporate securities far outpace other fixed-income sectors

Corporate bonds, which represented one-fifth of the benchmark’s total market capitalization at period-end, returned 7.5% for the twelve months—nearly double the gain of the Barclays aggregate index. U.S. mortgage-backed securities, comprising nearly one-third of the index, earned 2.0%, while the smaller commercial mortgage-backed, asset-backed and U.S. agency sectors returned 6.1%, 2.9% and 2.7%, respectively.
          Making up more than one-third of the index, U.S. Treasury securities returned 3.1% for the period. The yield on Treasuries with ten-year maturities dropped from 2.23% on March 31, 2012 to 1.87% twelve months later.

Successful strategies produce robust outperformance

For the period, the Bond Plus Fund outpaced the Barclays aggregate index by nearly three percentage points.

          Most of the fund’s outperformance came from substantial overweight positions—and successful security selections—in corporate bonds, particularly high-yield issues. Advantageous choices among U.S. mortgage-backed securities also made a considerable contribution. Overweight investments and astute security selection within the asset-backed and commercial mortgage-backed securities sectors boosted relative performance as well.

          Although the fund’s Treasury portfolio far outperformed its counterpart in the index in absolute terms, the fund was significantly underweight in Treasuries, the benchmark’s largest sector. As a result, this sector was a detractor from the fund’s relative performance. The fund’s relative return was also slightly reduced by a small cash position.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2013

Bond Plus Fund	Beginning account value (10/1/12)	Ending account value (3/31/13)	Expenses paid during period* (10/1/12– 3/31/13)

Actual return
Institutional Class	$1,000.00	$1,014.73	$1.66
Retirement Class	1,000.00	1,014.40	2.96
Retail Class	1,000.00	1,013.06	3.36
Premier Class	1,000.00	1,013.97	2.46

5% annual hypothetical return
Institutional Class	1,000.00	1,023.29	1.66
Retirement Class	1,000.00	1,021.99	2.97
Retail Class	1,000.00	1,021.59	3.38
Premier Class	1,000.00	1,022.49	2.47

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.33% for the Institutional Class, 0.59% for the Retirement Class, 0.67% for the Retail Class and 0.49% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	11

High-Yield Fund

Portfolio composition

% of net assets as of 3/31/2013

Corporate bonds	69.6
Foreign government & corporate bonds denominated in U.S. dollars	14.2
Bank loan obligations	11.2
Preferred stock	0.4
Short-term investments, other assets & liabilities, net	4.6

Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

1–3 years	0.6
3–5 years	10.0
5–10 years	80.6
Over 10 years	8.8

Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Baa/BBB	1.9
Ba/BB	46.2
B/B	43.8
Below B/B	8.1

Total	100.0

*

Credit quality ratings are based on the BofA Merrill Lynch methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2013

The High-Yield Fund returned 12.21% for the Institutional Class, compared with the 12.35% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. The table below shows returns for all share classes of the fund.

An improved economic outlook boosts high-yield bonds

At the start of the reporting period, investor concerns about slowing global growth led to a sell-off in riskier securities. High-yield bonds, as measured by the fund’s benchmark, rose just 1.94% in the second quarter of 2012, after returning 4.42% for the previous quarter. For the third quarter, however, encouraging economic data, coupled with an improving outlook for the U.S. housing market, led to a rally in riskier securities, and high-yield issues earned 4.44%.
          Investors’ increased appetite for risk continued into the second half of the reporting period, as they reacted favorably to stabilizing employment trends and additional stimulus efforts by the Federal Reserve. High-yield bonds returned 5.53% for the six months.
          For the twelve-month period, the fund’s high-yield benchmark easily outpaced the 3.77% return of the broad domestic investment-grade bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the five years ended March 31, 2013, high-yield bonds returned 10.11%, strongly outperforming the 5.47% return of the broad bond market.

Surge of new high-yield issues continues

With yields on U.S. Treasury securities near historically low levels, income-starved investors gravitated to high-yield bonds, pushing prices higher and rates lower. Issuers took advantage of these falling interest rates; new

Performance as of March 31, 2013

		Total return	Average annual total return

High-Yield Fund†	Inception date	1 year	5 years		since fund inception

Institutional Class	3/31/2006	12.21%	10.74%		8.70%
Retirement Class	3/31/2006	12.05	10.47		8.42
Retail Class	3/31/2006	11.98	10.53		8.54
Premier Class	9/30/2009	12.05	10.62	‡	8.61	‡

BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	—	12.35	10.11		8.30	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

12	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

high-yield bond issuance jumped to $319 billion for the year ended March 31, 2013. That was up sharply from $240 billion in the previous twelve-month period.
          Gains in the high-yield market were broad-based; all but one of the benchmark’s 68 industry sectors posted positive results for the twelve months, with returns ranging from –0.5% for department stores to 29.6% for the multi-line insurance sector.
          Lower-quality bonds (those rated CCC and lower) led the market, returning 15.7%, while B and BB bonds earned 12.6% and 11.6%, respectively. According to Moody’s Investors Service, default rates in the high-yield segment remained low, ending the period at 2.9%.

The fund’s strong return closely tracks its benchmark’s

During the period, the fund participated in the rising high-yield market, generating a double-digit return. It trailed its benchmark by a small margin largely because the fund favored higher-quality securities, which underperformed bonds with lower credit ratings. Results from sector allocations and individual security selections also played a role in the fund’s underperformance.
          Sector positions that detracted from relative performance included banking, pharmaceutical, and metals and mining. These effects were partly offset by more favorable results from holdings in the wireless telecommunications and machinery sectors.
          Individual security selections that trimmed relative results included underweight positions in Mirant Trust and Lloyds Banking. The largest positive contributors were overweight holdings in insurer American International Group and chemical company LyondellBasell.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2013

High-Yield Fund	Beginning account value (10/1/12)	Ending account value (3/31/13)	Expenses paid during period* (10/1/12– 3/31/13)

Actual return
Institutional Class	$1,000.00	$1,056.55	$1.95
Retirement Class	1,000.00	1,055.24	3.23
Retail Class	1,000.00	1,055.98	3.38
Premier Class	1,000.00	1,055.77	2.67

5% annual hypothetical return
Institutional Class	1,000.00	1,023.04	1.92
Retirement Class	1,000.00	1,021.79	3.18
Retail Class	1,000.00	1,021.64	3.33
Premier Class	1,000.00	1,022.34	2.62

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.38% for the Institutional Class, 0.63% for the Retirement Class, 0.66% for the Retail Class and 0.52% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	13

Inflation-Linked Bond Fund

Portfolio composition

% of net assets as of 3/31/2013

U.S. Treasury securities	99.2
Short-term investments, other assets & liabilities, net	0.8

Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Less than 1 year	0.4
1–3 years	16.5
3–5 years	19.5
5–10 years	34.3
Over 10 years	29.3

Total	100.0

Performance for the twelve months ended March 31, 2013

The Inflation-Linked Bond Fund returned 5.28% for the Institutional Class, compared with the 5.68% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The table below shows returns for all share classes of the fund.

A sluggish economy keeps prices in check

The Consumer Price Index ended the reporting period 1.5% higher than it had been one year earlier. This was significantly less than the 2.7% rise for the twelve months ended in March 2012.
          This deceleration in prices reflected the modest pace of U.S. economic growth during the period, which was constrained by persistently high unemployment, less government spending and reduced business investment. With demand still muted in many parts of the economy, there was little upward pressure on prices. In fact, oil prices, a main driver of inflation, fell 6%, from $103 a barrel at the beginning of the period to $97 at its end. In retail markets, food prices rose 1.5%, while medical care increased 3.9%.
          Expanding its efforts to stimulate the economy, the Federal Reserve extended into 2013 its monthly purchases of $85 billion in U.S. Treasury and mortgage-backed securities in an attempt to keep long-term interest rates low. Concerned about price stability as well as unemployment, the Fed signaled its intention to keep its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until inflation reaches 2.5% and unemployment falls below 6.5%. Short-term interest rates have been at historically low levels since December 2008.

Performance as of March 31, 2013

		Total return	Average annual total return

Inflation-Linked Bond Fund	Inception date	1 year	5 years		10 years

Institutional Class	10/1/2002	5.28%	5.47%		6.00%
Retirement Class	3/31/2006	5.02	5.20		5.85	*
Retail Class	10/1/2002	4.90	5.24		5.83
Premier Class	9/30/2009	5.12	5.34	*	5.94	*

Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	5.68	5.89		6.32

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

TIPS lose luster but top the broad bond market

The return of TIPS for the period was less than half their 12.20% advance for the previous twelve months, despite getting off to a strong start. TIPS earned a robust 5.34% in the period’s first half, as slowing global growth in the second quarter of 2012 triggered a stock sell-off. In response, many investors turned to the relative safety of U.S. Treasury securities, including TIPS, and high-quality corporate bonds.
          During the period’s second half, the U.S. economy seemed to regain some momentum; unemployment fell slightly and the housing market improved markedly. In the low interest rate environment, investors again sought higher returns in riskier investments, such as stocks, high-yield bonds and emerging market fixed-income securities. As a result, demand for TIPS declined, and the TIPS index returned just 0.32% for the last six months of the period.
          Nevertheless, for the twelve months, the return of TIPS outpaced the 3.77% gain of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the ten years ended March 31, 2013, TIPS outperformed the broad bond market, 6.32% to 5.02%.

The fund trails its benchmark

For the period, the fund failed to keep pace with the TIPS index primarily because the fund’s return includes a deduction for expenses, while the benchmark’s does not. Because the fund’s portfolio was similar to the composition of its benchmark index, the above discussion of the benchmark’s performance also applies to the performance of the fund.
          During the twelve months, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This strategy helped the fund’s risk and reward characteristics more closely resemble those of its benchmark.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2013

Inflation-Linked Bond Fund	Beginning account value (10/1/12)	Ending account value (3/31/13)	Expenses paid during period* (10/1/12– 3/31/13)

Actual return
Institutional Class	$1,000.00	$1,000.83	$1.35
Retirement Class	1,000.00	1,000.20	2.59
Retail Class	1,000.00	999.27	2.84
Premier Class	1,000.00	1,000.46	2.09

5% annual hypothetical return
Institutional Class	1,000.00	1,023.59	1.36
Retirement Class	1,000.00	1,022.34	2.62
Retail Class	1,000.00	1,022.09	2.87
Premier Class	1,000.00	1,022.84	2.12

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.52% for the Retirement Class, 0.57% for the Retail Class and 0.42% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	15

Short-Term Bond Fund

Portfolio composition

% of net assets as of 3/31/2013

Corporate bonds	25.5
Foreign government & corporate bonds denominated in U.S. dollars	20.1
Asset-backed securities	19.0
U.S. Treasury securities	13.9
U.S. agency securities	7.7
Commercial mortgage-backed securities	5.2
Mortgage-backed securities*	2.4
Bank loan obligations	1.2
Municipal bonds	0.1
Short-term investments, other assets & liabilities, net	4.9

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Less than 1 year	14.2
1–3 years	37.4
3–5 years	41.9
5–10 years	6.5

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Aaa/AAA	50.3
Aa/AA	13.6
A/A	15.8
Baa/BBB	13.4
Ba/BB	4.7
B/B	1.7
Below B/B	0.3
Non-rated	0.2

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2013

The Short-Term Bond Fund returned 2.82% for the Institutional Class, compared with the 1.96% return of its benchmark, the Barclays U.S. 1–5 Year Government/Credit Bond Index. The table below shows returns for all share classes of the fund.

Short-term bonds fade, as investors tilt toward stocks

After gaining a solid 3.41% for the previous twelve months, short-term bonds returned less than 2% for the twelve months ended March 31, 2013.
          In an effort to boost economic growth, the Federal Reserve announced its intention to keep its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until unemployment falls below 6.5%. It also extended its sizable purchases of longer-term bonds into 2013, which buoyed the prices of new bond issues, while reducing their yields.
          In the second quarter of 2012, concerns about slowing global growth prompted a stock sell-off, and many investors sought the relative safety of U.S. Treasury securities and high-quality corporate bonds, including those with shorter maturities. Although stocks scored strong gains in the third quarter, many wary investors maintained their bond positions. The fund’s benchmark index returned 1.48% for the first six months of the period.
          In the first quarter of 2013, the stock rally intensified on signs of stronger growth. Demand weakened for investment-grade U.S. bonds of all maturities, and the fund’s index returned just 0.47% for the period’s second half. For the twelve months, the benchmark lagged the 3.77% gain of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index.

Performance as of March 31, 2013

		Total return	Average annual total return

Short-Term Bond Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	3/31/2006	2.82%	3.58%		4.13%
Retirement Class	3/31/2006	2.56	3.32		3.88
Retail Class	3/31/2006	2.50	3.37		3.95
Premier Class	9/30/2009	2.67	3.49	‡	4.06	‡

Barclays U.S. 1–5 Year Government/Credit Bond Index	—	1.96	3.29		4.39	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

16	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

          Short-term issues trailed over the longer term as well: for the five years ended March 31, 2013, the fund’s benchmark returned an average annual 3.29%, versus 5.47% for the aggregate index.

Corporate bonds far outpace other short-term sectors

Representing one-fifth of the benchmark’s total market capitalization at period-end, corporate bonds earned 4.3% for the twelve months, more than double the return of the index. U.S. government-related securities returned 1.8%, while U.S. Treasuries, the benchmark’s largest sector, trailed with a 1.2% return. The yield on 2-year Treasury notes fell from 0.33% on March 31, 2012 to 0.25% at period-end. The 5-year yield dropped from 1.04% to 0.77%.

Creative strategies help lift the fund above its benchmark

For the period, the return of the Short-Term Bond Fund topped that of its benchmark index by more than three-quarters of a percentage point.
          The largest contributions to the fund’s relative performance came from out-of-benchmark positions in asset-backed and commercial mortgage-backed securities and in Canadian covered bonds. (Issued by a bank, covered bonds provide income from a pool of assets, usually mortgages; in case of default, the bond holder has a senior claim on the bond’s issuer and a priority claim on the asset pool.) The fund also benefited from overweight stakes, relative to the benchmark, in corporate bonds, particularly high-yield issues.
          These positive factors were partly offset by the effects of the fund’s position in U.S. Treasuries, which lagged its counterpart in the index. During the twelve months, the fund reduced its exposure to Treasuries, as declining yields made them less attractive.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2013

Short-Term Bond Fund	Beginning account value (10/1/12)	Ending account value (3/31/13)	Expenses Paid during period* (10/1/12– 3/31/13)

Actual return
Institutional Class	$1,000.00	$1,008.06	$1.40
Retirement Class	1,000.00	1,006.81	2.65
Retail Class	1,000.00	1,006.51	2.95
Premier Class	1,000.00	1,007.31	2.20

5% annual hypothetical return
Institutional Class	1,000.00	1,023.54	1.41
Retirement Class	1,000.00	1,022.29	2.67
Retail Class	1,000.00	1,021.99	2.97
Premier Class	1,000.00	1,022.74	2.22

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.28% for the Institutional Class, 0.53% for the Retirement Class, 0.59% for the Retail Class and 0.44% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	17

Social Choice Bond Fund

Portfolio composition

% of net assets as of 3/31/2013

Corporate bonds	38.1
Mortgage-backed securities*	19.7
Foreign government & corporate bonds denominated in U.S. dollars	14.5
Municipal bonds	8.0
Commercial mortgage-backed securities	6.0
U.S. Treasury securities	5.1
U.S. agency securities	3.2
Asset-backed securities	2.3
Bank loan obligations	0.8
Preferred stock	0.5
Short-term investments, other assets & liabilities, net	1.8

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Less than 1 year	4.6
1–3 years	19.2
3–5 years	32.7
5–10 years	31.6
Over 10 years	11.9

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Aaa/AAA	36.3
Aa/AA	8.4
A/A	22.7
Baa/BBB	25.0
Ba/BB	3.2
B/B	1.3
Below B/B	0.8
Non-rated	2.3

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the period ended March 31, 2013

The Social Choice Bond Fund was launched on September 21, 2012. From that date through March 31, 2013, the fund returned 1.41% for the Institutional Class, compared with the 0.44% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund. The fund utilizes certain social criteria, while the benchmark does not.

Bond prices fall as stocks gain favor

After registering an impressive 3.68% return for the six months ended September 30, 2012, the U.S. bond market cooled in the fourth quarter of 2012 and the first quarter of 2013. Encouraging economic data, coupled with an improved outlook for the U.S. housing market and signs that Europe was making progress on its sovereign debt issues, led to a vigorous stock market rally.

          With economic prospects brightening, income-starved investors rotated into riskier securities in search of better returns. As a result, many parts of the bond market weakened. From the fund’s inception through March 31, 2013, the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned just 0.44%, while U.S. stocks, as measured by the Russell 3000® Index, gained 9.82%.

Corporate bonds outpace most other fixed-income sectors

For the six months from October 1, 2012 to March 31, 2013, corporate bonds, which made up one-fifth of the benchmark’s total market capitalization, returned 1.0%, versus a 0.09% gain for the Barclays aggregate index. U.S. mortgage-backed securities, comprising nearly one-third of the index, fell 0.3%, while the smaller commercial mortgage-backed, asset-backed and U.S. agency sectors earned 1.4%, 0.3% and 0.2%, respectively.

Performance as of March 31, 2013

		Total return

Social Choice Bond Fund	Inception date	since inception

Institutional Class	9/21/2012	1.41%
Retirement Class	9/21/2012	1.28
Retail Class	9/21/2012	1.22
Premier Class	9/21/2012	1.33

Barclays U.S. Aggregate Bond Index	—	0.44	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	Performance is calculated from the inception date of the Institutional Class.

18	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Making up more than one-third of the index, U.S. Treasury securities, the benchmark’s largest sector, returned –0.3% for the six months. The yield on 10-year Treasuries rose from 1.65% to 1.87%.

The fund outpaces its benchmark in a challenging market

Despite a difficult environment for investment-grade, fixed-rate issues, the Social Choice Bond Fund outpaced its benchmark from inception through period-end, primarily because of favorable sector allocations and individual security selections.

          During the fourth quarter of 2012, the fund’s sector allocation strategies succeeded because of the market’s increased appetite for risk. Overweight positions in a number of higher-yielding sectors, including corporate bonds and commercial mortgage-backed securities, lifted the fund’s relative performance. Positive contributions from security selections among corporate bonds and mortgage-backed securities also helped. These favorable factors more than offset less successful investments in commercial mortgage-backed securities.

          During the first quarter of 2013, yields on intermediate- and longer-term U.S. Treasury securities rose slightly in response to improving economic conditions. Against this backdrop, the fund’s overweight holdings in corporate bonds and U.S. agencies proved beneficial, as did an underweight stake in mortgage-backed securities and Treasuries. The fund’s relative performance was also bolstered by an overweight in taxable municipal issues. Selections among mortgage-backed and commercial mortgage-backed securities had an adverse effect but not enough to prevent the fund from outperforming its benchmark for the quarter.

$10,000 invested at fund’s inception

Institutional Class (inception September 21, 2012)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2013

Social Choice Bond Fund	Beginning account value (10/1/12)	Ending account value (3/31/13)	Expenses paid during period* (10/1/12– 3/31/13)

Actual return
Institutional Class	$1,000.00	$1,004.94	$2.00
Retirement Class	1,000.00	1,003.71	3.25
Retail Class	1,000.00	1,003.19	3.75
Premier Class	1,000.00	1,004.19	2.75

5% annual hypothetical return
Institutional Class	1,000.00	1,022.94	2.02
Retirement Class	1,000.00	1,021.69	3.28
Retail Class	1,000.00	1,021.19	3.78
Premier Class	1,000.00	1,022.19	2.77

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.65% for the Retirement Class, 0.75% for the Retail Class and 0.55% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	19

Tax-Exempt Bond Fund

Portfolio composition

% of net assets as of 3/31/2013

Municipal bonds	99.0
Short-term investments, other assets & liabilities, net	1.0

Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Less than 1 year	0.1
1–3 years	3.1
3–5 years	11.6
5–10 years	60.2
Over 10 years	25.0

Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 3/31/2013

Aaa/AAA	5.3
Aa/AA	35.4
A/A	46.7
Baa/BBB	10.2
Ba/BB	0.7
Non-rated	1.7

Total	100.0

*

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2013

The Tax-Exempt Bond Fund returned 5.74% for the Institutional Class, compared with the 5.45% return of its benchmark, the Barclays 10-Year Municipal Bond Index. The table below shows returns for all share classes of the fund.

Municipal bonds thrive, then weaken as the U.S. economy improves

As the reporting period began, concerns about slowing global growth led to a sell-off in the equity markets. Responding to the uncertain economic environment, many investors turned to the relative safety of U.S. Treasury securities, investment-grade corporate bonds and tax-exempt municipal issues. While stocks rebounded in the third quarter, tax-exempt munis continued to benefit from healthy demand and returned 4.26% for the six months ended September 30, 2012.

     During the fourth quarter, stocks cooled, as uncertainty surrounding the U.S. presidential election and the looming “fiscal cliff” deadline temporarily rattled investors, and munis earned 0.79%. In the first quarter of 2013, encouraging economic data, coupled with signs that Europe appeared to be making progress on its sovereign debt issues, once again led to a strong rally in equities. As the economic picture brightened, income-starved investors rotated into riskier securities in search of better returns. As a result, many parts of the bond market weakened, and tax-exempt municipal issues returned just 0.35% for the quarter.

     For the twelve months, tax-exempt bonds outpaced the 3.77% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the five years ended March 31, 2013, the Barclays 10-Year Municipal Bond Index earned an average annual 6.63%, versus 5.47% for the broad domestic bond market.

Performance as of March 31, 2013

		Total return	Average annual total return

Tax-Exempt Bond Fund	Inception date	1 year	5 years	since inception

Institutional Class	3/31/2006	5.74%	5.80%	5.40%
Retail Class	3/31/2006	5.44	5.63	5.26

Barclays 10-Year Municipal Bond Index	—	5.45	6.63	6.08	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Performance is calculated from the inception date of the Institutional Class.

20	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

All sectors contribute to a broad-based advance

All 14 sectors of the fund’s benchmark posted positive results for the twelve-month period. State and local general obligation bonds were among the largest contributors to the index’s performance; they earned 5.0% and 5.2%, respectively. Solid returns from the sizable transportation and special tax sectors helped as well. Together, these four sectors constituted almost three-fifths of the benchmark’s total market capitalization at period-end.

     Municipalities and other new issuers continued to take advantage of the lower interest rate environment in the marketplace. During the reporting period, new tax-exempt bond issuance totaled $381 billion, representing a 19% increase from the previous twelve months ended March 31, 2012.

Sector allocations lift the fund above its benchmark

For the period, the Tax-Exempt Bond Fund outpaced its benchmark index on the strength of favorable sector allocations, including overweight holdings in health care, education and leasing. In an effort to take advantage of tightening supply and higher expected demand, the fund increased its position in California-based debt securities with longer maturity dates (20 years or more); they performed well during the period. The fund also benefited from maintaining a slightly longer duration than that of its benchmark. Duration is a measure of a bond’s sensitivity to interest rate changes.

     These positive contributions were partly offset by the negative effects of underweighting the transportation, power, and water and sewer sectors. Relative performance was also constrained by a small position in Puerto Rico bonds, although these holdings were reduced by the end of 2012.

Expense example

Six months ended March 31, 2013

Tax-Exempt Bond Fund	Beginning account value (10/1/12)	Ending account value (3/31/13)	Expenses paid during period* (10/1/12– 3/31/13)

Actual return
Institutional Class	$1,000.00	$1,012.14	$1.76
Retail Class	1,000.00	1,011.65	3.16

5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Retail Class	1,000.00	1,021.79	3.18

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	21

Money Market Fund

Portfolio composition

% of net assets as of 3/31/2013

Commercial paper	43.9
U.S. government agency securities	20.8
U.S. Treasury securities	18.9
Floating rate securities, government	13.3
Certificates of deposit	3.0
Other assets & liabilities, net	0.1

Total	100.0

Net annualized yield

(for the 7 days ended 3/26/2013)*

	Current yield	Effective yield

Money Market Fund
Institutional Class	0.04%	0.04%
Retirement Class†	0.00	0.00
Retail Class†	0.00	0.00
Premier Class†	0.00	0.00
iMoneyNet Money Fund
Report Averages—
All Taxable§	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the twelve months ended March 31, 2013

The Money Market Fund returned 0.05% for the Institutional Class, compared with the 0.03% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its returns reflect the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund.

Fed initiatives target the sluggish economy

During the twelve-month period, the U.S. economy grew, but did so modestly. Unemployment retreated slightly, and the housing market improved, but there were headwinds. Stagnant household income and reduced government spending limited growth. In addition, wrangling in Washington over budget cuts and tax increases created uncertainty in the credit market.

     Throughout the period, the Federal Reserve remained steadfast in its efforts to boost economic growth. In June 2012, to help lower long-term interest rates, the Fed extended through year-end its program of buying longer-term U.S. Treasury securities and selling its shorter-term holdings. When this initiative ended, the central bank continued to purchase sizable amounts of longer-term Treasuries. The Fed also announced that it would keep short-term rates at their

Performance as of March 31, 2013

		Total return	Average annual total return

Money Market Fund	Inception date	1 year	5 years		10 years

Institutional Class	7/1/1999	0.05%	0.51%		1.90%
Retirement Class†	3/31/2006	0.00	0.38		1.79	‡
Retail Class†	3/31/2006	0.00	0.42		1.84	‡
Premier Class†	9/30/2009	0.00	0.46	‡	1.87	‡

iMoneyNet Money Fund Report Averages—All Taxable§	—	0.03	0.30		1.53

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

‡

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

§	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

†

Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Money Market Fund are not being reimbursed to the fund’s distributor. The fund’s adviser is also reimbursing certain other fund expenses. Also, part or all of the service and investment management fees of the Retirement Class of the Money Market Fund are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses and investment management fees of the Premier Class of the Money Market Fund are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.

22	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

historically low levels by maintaining its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until unemployment falls below 6.5%.

Fed funds becomes the chief yardstick for short-term rates

During the period, the federal funds rate largely replaced LIBOR as the foremost benchmark for short-term interest rates. LIBOR, an indicator of the interest rates that banks expect to pay to other banks for loans on the London market, was previously the most widely used benchmark for these rates. However, in 2012, LIBOR’s reliability was questioned following government investigations into its possible manipulation by several major banks.

     As the Fed’s sales of short-term Treasuries wound down, their supply in the marketplace fell, sending prices higher and yields lower. The yield on six-month Treasuries went from 0.15% on March 31, 2012 to 0.11% twelve months later.

At the same time, LIBOR yields declined and flattened across the maturity spectrum. The yield on the three-month LIBOR slid from 0.47% to 0.28%. The twelve-month yield fell from 1.05% to 0.73%.

Low rates keep money market returns small

The return of the Money Market Fund continued to reflect the low interest rate environment. To increase relative value and comply with SEC regulations, the fund maintained more than half of its portfolio in U.S. Treasury and agency securities. Where advantageous, it continued to purchase U.S. government floating-rate securities and to participate in repurchase agreements.

     With the supply of commercial paper and other bank securities significantly reduced, the fund’s investments in these instruments declined. Although some money market funds returned to the still-risky European market in search of higher yields, the fund continued to avoid that region in favor of high-quality Canadian and Australian banks.

On March 26, 2013, the fund’s weighted average maturity was 51 days, versus 48 days for the average iMoneyNet fund.

Expense example

Six months ended March 31, 2013

Money Market Fund	Beginning account value (10/1/12)	Ending account value (3/31/13)	Expenses paid during period* (10/1/12– 3/31/13)

Actual return
Institutional Class	$1,000.00	$1,000.23	$0.70
Retirement Class	1,000.00	1,000.00	0.95
Retail Class	1,000.00	1,000.00	0.95
Premier Class	1,000.00	1,000.00	0.95

5% annual hypothetical return
Institutional Class	1,000.00	1,024.23	0.71
Retirement Class	1,000.00	1,023.98	0.96
Retail Class	1,000.00	1,023.98	0.96
Premier Class	1,000.00	1,023.98	0.96

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.14% for the Institutional Class, 0.19% for the Retirement Class, 0.19% for the Retail Class and 0.19% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	23

Summary portfolio of investments

Bond Fund  ▪  March 31, 2013

Principal	Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

CAPITAL GOODS	$759,585	0.0%

CONSUMER SERVICES	2,067,917	0.1

MEDIA	1,132,714	0.1

TOTAL BANK LOAN OBLIGATIONS
(Cost $3,908,256)	3,960,216	0.2

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	4,699,223	0.2

BANKS	122,012,854	5.0

CAPITAL GOODS	22,209,964	0.9

COMMERCIAL & PROFESSIONAL SERVICES	15,856,812	0.7

CONSUMER DURABLES & APPAREL	12,252,111	0.5

CONSUMER SERVICES	15,819,732	0.6

DIVERSIFIED FINANCIALS

Bank of America Corp
$11,600,000	2.000%, 01/11/18	11,544,819	0.5
Other	148,860,326	6.1

160,405,145	6.6

ENERGY	117,535,945	4.9

FOOD & STAPLES RETAILING	8,741,459	0.4

FOOD, BEVERAGE & TOBACCO	28,660,271	1.2

HEALTH CARE EQUIPMENT & SERVICES	22,926,350	0.9

HOUSEHOLD & PERSONAL PRODUCTS	3,818,329	0.2

INSURANCE	60,899,622	2.5

MATERIALS	61,356,466	2.5

MEDIA	53,139,970	2.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	25,677,681	1.1

REAL ESTATE	24,334,786	1.0

RETAILING	40,071,471	1.7

SOFTWARE & SERVICES

Fidelity National Information Services, Inc
9,600,000	5.000%, 03/15/22	10,188,000	0.4
Other	7,746,067	0.3

17,934,067	0.7

TECHNOLOGY HARDWARE & EQUIPMENT	23,611,240	1.0

TELECOMMUNICATION SERVICES	44,550,312	1.8

TRANSPORTATION	19,812,799	0.8

UTILITIES	96,086,592	4.0

TOTAL CORPORATE BONDS
(Cost $958,728,896)	1,002,413,201	41.4

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES			$8,608,899	0.3%

FOREIGN GOVERNMENT BONDS			122,265,931	5.0

MORTGAGE BACKED

		Federal Home Loan Mortgage Corp Gold (FGLMC)
$38,876,605		4.000%–8.000%, 01/01/16–04/15/43	42,661,681	1.8
		Federal National Mortgage Association (FNMA)
12,000,000	h	2.500%, 04/25/28	12,448,126	0.5
11,000,000	h	3.000%, 04/25/28	11,565,039	0.5
11,000,000	h	4.000%, 04/25/28	11,767,852	0.5
51,168,311		4.000%, 12/01/39	54,564,003	2.3
26,406,398		4.500%, 04/01/41	28,504,333	1.2
11,465,215		3.500%, 02/01/42	12,225,502	0.5
10,783,492		3.500%, 09/01/42	11,498,572	0.5
10,030,586		3.500%, 11/01/42	10,664,394	0.4
18,742,993		3.500%, 11/01/42	19,985,887	0.8
49,000,000	h	3.000%, 04/25/43	50,538,904	2.1
20,000,000	h	5.000%, 04/25/43	21,665,624	0.9
45,000,000	h	5.500%, 04/25/43	49,078,125	2.0
21,000,000	h	6.000%, 04/25/43	23,001,562	1.0
63,543,220		2.477%–8.000%, 06/01/13–10/01/42	68,663,048	2.8
		Government National Mortgage Association (GNMA)
20,696,027		4.000%, 01/20/42	22,399,730	0.9
27,360,386		3.500%, 03/15/42	29,460,296	1.2
29,000,000	h	4.500%, 04/15/43	31,705,155	1.3
16,000,000	h	5.000%, 04/20/43	17,447,501	0.7
25,509,524		3.500%–8.500%, 01/15/28–01/15/44	28,015,365	1.2
Other			8,148,224	0.3

			566,008,923	23.4

MUNICIPAL BONDS

		New York State Urban Development Corp
11,000,000		0.550%, 03/15/16	10,987,130	0.5
11,000,000		1.350%, 03/15/18	11,078,650	0.5
		State of California
12,000,000		0.850%, 02/01/15	12,030,480	0.5
12,000,000		1.050%, 02/01/16	12,026,640	0.5
		Other	13,163,901	0.5

			59,286,801	2.5

U.S. TREASURY SECURITIES

		United States Treasury Note
15,127,000	l	0.375%, 11/15/15	15,150,628	0.6
35,525,000		0.375%, 03/15/16	35,547,203	1.5
20,506,000		0.750%, 02/28/18	20,501,202	0.8
10,000,000		1.375%, 01/31/20	10,114,060	0.4
40,000,000		1.250%, 02/29/20	40,062,480	1.7
		Other	19,140,622	0.8

			140,516,195	5.8

	TOTAL GOVERNMENT BONDS
		(Cost $881,077,844)	896,686,749	37.0

24	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Fund ▪ March 31, 2013

Principal		Issuer	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED

		Ally Master Owner Trust
		Series 2010-2 (Class A)
$19,403,000	g	4.250%, 04/15/17	$20,765,556	0.9%
		Capital Automotive REIT
		Series 2012-1A (Class A)
12,878,851	g,m	4.700%, 07/15/42	12,976,602	0.5
		Dominos Pizza Master Issuer LLC
		Series 2012-1A (Class A2)
16,961,700	g	5.216%, 01/25/42	19,035,064	0.8
		Ford Credit Auto Lease Trust
		Series 2013-A (Class A3)
17,750,000		0.600%, 03/15/16	17,744,338	0.7
		Ford Credit Auto Owner Trust
		Series 2012-B (Class D)
11,440,000		2.930%, 10/15/18	11,748,605	0.5
		Ford Credit Floorplan Master
		Series 0-1 (Class A1)
21,425,000		0.850%, 01/15/18	21,388,706	0.9
		Santander Drive Auto Receivables Trust
		Series 2012-2 (Class D)
19,750,000		3.870%, 02/15/18	20,794,400	0.9
		Sierra Receivables Funding Co LLC
		Series 2013-1A (Class A)
19,000,000	g	1.590%, 11/20/29	19,055,290	0.8
		Volvo Financial Equipment LLC
		Series 2013-1A (Class A3)
23,750,000	g	0.740%, 03/15/17	23,746,029	1.0
		Other	127,220,706	5.2

			294,475,296	12.2

OTHER MORTGAGE BACKED

		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2013-C10 (Class A1)
11,750,000		0.730%, 12/15/47	11,731,411	0.5
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
25,575,000		5.383%, 12/15/43	28,108,562	1.2
		Series 2007-C31 (Class AM)
9,460,000	i	5.591%, 04/15/47	10,460,802	0.4
		Other	82,650,757	3.4

			132,951,532	5.5

	TOTAL STRUCTURED ASSETS
		(Cost $418,575,449)	427,426,828	17.7

	TOTAL BONDS
		(Cost $2,258,382,189)	2,326,526,778	96.1

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

TREASURY DEBT

		United States Treasury Bill
$28,500,000	d	0.058%–0.100%, 04/04/13	$28,499,793	1.2%
10,200,000		0.089%, 04/11/13	10,199,748	0.4
16,500,000	d	0.080%–0.090%, 05/02/13	16,498,756	0.7
11,500,000	d	0.100%, 05/30/13	11,498,827	0.5
54,300,000	d	0.076%–0.090%, 06/06/13	54,294,787	2.3
55,200,000		0.080%–0.085%, 06/13/13	55,193,542	2.3
19,300,000	d	0.090%, 06/27/13	19,296,738	0.8
27,100,000	d	0.090%, 07/18/13	27,093,902	1.1
12,500,000	d	0.100%, 07/25/13	12,497,100	0.5
65,700,000		0.088%–0.091%, 09/05/13	65,673,523	2.7
		Other	10,499,531	0.4

			311,246,247	12.9

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $311,237,055)	311,246,247	12.9

	TOTAL PORTFOLIO
		(Cost $2,573,527,500)	2,641,733,241	109.2
	OTHER ASSETS & LIABILITIES, NET		(222,873,679)	(9.2)

	NET ASSETS		$2,418,859,562	100.0%

Abbreviation(s):
REIT – Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities, including those in “Other,” was $535,340,523 or 22.1% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	25

Summary portfolio of investments

Bond Index Fund  ▪  March 31, 2013

Principal	Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	$3,825,060	0.1%

BANKS	113,008,540	2.6

CAPITAL GOODS	31,595,610	0.7

COMMERCIAL & PROFESSIONAL SERVICES	16,185,344	0.4

CONSUMER DURABLES & APPAREL	2,480,331	0.0

CONSUMER SERVICES	11,975,139	0.3

DIVERSIFIED FINANCIALS	189,773,391	4.4

ENERGY	96,297,749	2.2

FOOD & STAPLES RETAILING	7,030,771	0.2

FOOD, BEVERAGE & TOBACCO	50,352,382	1.2

HEALTH CARE EQUIPMENT & SERVICES	20,681,275	0.5

HOUSEHOLD & PERSONAL PRODUCTS	6,949,684	0.2

INSURANCE	51,107,459	1.2

MATERIALS	46,650,599	1.1

MEDIA	39,501,438	0.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	42,971,379	1.0

REAL ESTATE	21,120,088	0.5

RETAILING	25,793,901	0.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,204,409	0.1

SOFTWARE & SERVICES	20,982,292	0.5

TECHNOLOGY HARDWARE & EQUIPMENT	20,020,894	0.5

TELECOMMUNICATION SERVICES	55,575,900	1.3

TRANSPORTATION	22,146,343	0.5

UTILITIES	85,864,240	2.0

TOTAL CORPORATE BONDS
(Cost $948,428,639)	987,094,218	23.0

GOVERNMENT BONDS

AGENCY SECURITIES

Federal Home Loan Mortgage Corp (FHLMC)
$ 57,508,000	0.375%–6.250%, 01/15/14–07/15/32	64,002,707	1.5
Federal National Mortgage Association (FNMA)
14,000,000	2.625%, 11/20/14	14,547,246	0.3
59,696,000	0.000%–6.625%, 02/05/14 - 07/15/37	66,057,509	1.6
Other	51,130,554	1.2

195,738,016	4.6

FOREIGN GOVERNMENT BONDS	131,250,624	3.1

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED

		Federal Home Loan Mortgage Corp Gold (FGLMC)
$313,131,086		2.500%–8.000%, 05/01/13–01/01/43	$334,159,026	7.8%
		Federal National Mortgage Association (FNMA)
15,098,007		3.500%, 06/01/42	15,952,932	0.4
15,227,042		4.000%, 06/01/42	16,305,308	0.4
22,485,479		3.500%, 07/01/42	23,758,719	0.5
14,891,171		3.000%, 01/01/43	15,371,372	0.4
13,965,198	h	3.000%, 02/01/43	14,415,539	0.3
456,318,516		2.029%–8.000%, 06/01/13–01/01/43	492,465,213	11.5
		Government National Mortgage Association (GNMA)
19,078,297		3.500%, 08/20/42	20,423,914	0.5
280,627,466		2.000%–8.500%, 02/15/18–01/15/44	305,213,814	7.1
		Other	9,460,616	0.2

			1,247,526,453	29.1

MUNICIPAL BONDS			43,662,745	1.0

U.S. TREASURY SECURITIES

		United States Treasury Bond
13,379,100		8.000%, 11/15/21	20,386,404	0.5
16,000,000		5.250%, 11/15/28	21,675,008	0.5
26,060,000		5.250%, 02/15/29	35,352,006	0.8
24,429,000		5.375%, 02/15/31	33,983,035	0.8
12,585,000		3.875%, 08/15/40	14,557,309	0.3
26,350,000		4.375%, 05/15/41	33,056,892	0.8
78,504,300		2.750%–9.000%, 11/15/16–11/15/42	87,881,884	2.1
		United States Treasury Note
36,150,000		1.250%, 03/15/14	36,522,779	0.9
18,000,000		0.250%, 04/30/14	18,013,356	0.4
15,000,000		0.250%, 05/31/14	15,010,545	0.3
15,000,000		0.250%, 06/30/14	15,010,545	0.3
87,000,000		0.250%, 10/31/14	87,037,410	2.0
16,000,000		0.375%, 11/15/14	16,038,128	0.4
30,000,000		0.250%, 02/28/15	30,002,340	0.7
20,000,000		0.375%, 06/15/15	20,042,180	0.5
19,000,000		0.250%, 08/15/15	18,977,732	0.4
18,805,000		1.250%, 09/30/15	19,247,218	0.4
35,000,000		0.250%, 10/15/15	34,942,565	0.8
27,300,000		1.250%, 10/31/15	27,950,504	0.7
20,000,000		0.375%, 11/15/15	20,031,240	0.5
23,550,000		1.375%, 11/30/15	24,201,299	0.6
59,000,000		0.375%, 01/15/16	59,059,944	1.4
14,000,000		2.000%, 04/30/16	14,692,342	0.3
14,000,000		1.000%, 08/31/16	14,261,408	0.3
14,200,000		1.000%, 09/30/16	14,465,142	0.3
23,050,000		1.000%, 10/31/16	23,476,794	0.5
15,250,000		0.875%, 11/30/16	15,459,688	0.4
50,300,000		0.875%, 01/31/17	50,960,188	1.2
16,250,000		0.875%, 02/28/17	16,458,195	0.4
21,300,000		1.000%, 03/31/17	21,671,089	0.5
16,500,000		0.875%, 04/30/17	16,697,225	0.4
30,400,000		0.625%, 05/31/17	30,438,000	0.7
20,200,000		0.500%, 07/31/17	20,084,799	0.5
17,300,000		0.625%, 08/31/17	17,282,423	0.4
16,000,000		0.625%, 09/30/17	15,968,752	0.4
61,750,000		0.750%, 10/31/17	61,928,519	1.4

26	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Index Fund ▪ March 31, 2013

Principal	Issuer	Value	% of net assets

U.S. TREASURY SECURITIES—continued

$ 20,500,000	0.625%, 11/30/17	$20,431,140	0.5%
31,000,000	0.750%, 12/31/17	31,041,168	0.7
21,000,000	0.875%, 01/31/18	21,136,164	0.5
31,000,000	0.750%, 02/28/18	30,992,746	0.7
20,000,000	0.750%, 03/31/18	19,975,000	0.5
27,610,000	2.125%, 08/15/21	28,852,450	0.7
22,000,000	2.000%, 02/15/23	22,278,432	0.5
347,360,500	0.125%–5.125%, 03/31/14–02/15/43	362,191,018	8.5

		1,559,723,005	36.4

	TOTAL GOVERNMENT BONDS
	(Cost $3,123,339,861)	3,177,900,843	74.2

STRUCTURED ASSETS

ASSET BACKED		15,323,954	0.4

OTHER MORTGAGE BACKED		76,782,055	1.8

	TOTAL STRUCTURED ASSETS
	(Cost $89,139,131)	92,106,009	2.2

	TOTAL BONDS
	(Cost $4,160,907,631)	4,257,101,070	99.4

SHORT-TERM INVESTMENTS

TREASURY DEBT

	United States Treasury Bill
47,000,000	0.088%, 09/05/13	46,981,059	1.2
	Other	5,999,325	0.1

		52,980,384	1.3

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $52,981,390)	52,980,384	1.3

	TOTAL PORTFOLIO
	(Cost $4,213,889,021)	4,310,081,454	100.7
	OTHER ASSETS & LIABILITIES, NET	(28,990,429)	(0.7)

	NET ASSETS	$4,281,091,025	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/13, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $19,026,528 or 0.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	27

Summary portfolio of investments

Bond Plus Fund  ▪  March 31, 2013

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS			$2,378,910	0.2%

CAPITAL GOODS			12,538,308	1.0

CONSUMER SERVICES			6,879,138	0.5

DIVERSIFIED FINANCIALS			2,266,628	0.2

ENERGY			3,026,277	0.2

FOOD & STAPLES RETAILING			1,035,000	0.1

FOOD, BEVERAGE & TOBACCO			5,694,465	0.4

HEALTH CARE EQUIPMENT & SERVICES			8,641,675	0.7

INSURANCE			1,234,157	0.1

MATERIALS			1,038,663	0.1

MEDIA			2,549,529	0.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,609,557	0.1

RETAILING			2,008,687	0.2

SOFTWARE & SERVICES			3,802,180	0.3

TELECOMMUNICATION SERVICES			2,998,432	0.2

UTILITIES			251,859	0.0

	TOTAL BANK LOAN OBLIGATIONS
		(Cost $57,190,781)	57,953,465	4.5

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			3,232,394	0.2

BANKS

		Bank of Montreal
$ 6,450,000	g	2.625%, 01/25/16	6,804,750	0.5
		Bank of Nova Scotia
4,800,000	g	2.150%, 08/03/16	5,018,400	0.4
		Citigroup, Inc
6,285,000		4.450%, 01/10/17	6,919,383	0.5
		Other	59,092,138	4.6

			77,834,671	6.0

CAPITAL GOODS			24,380,207	1.9

COMMERCIAL & PROFESSIONAL SERVICES			5,402,800	0.4

CONSUMER DURABLES & APPAREL			4,372,512	0.3

CONSUMER SERVICES			10,631,675	0.8

DIVERSIFIED FINANCIALS

		General Electric Capital Corp
5,450,000		3.100%, 01/09/23	5,395,843	0.4
		Goldman Sachs Group, Inc
4,175,000		2.375%, 01/22/18	4,231,914	0.4
		Other	60,319,221	4.6

			69,946,978	5.4

ENERGY			68,622,730	5.3

Principal		Issuer	Value	% of net assets

FOOD & STAPLES RETAILING			$2,572,212	0.2%

FOOD, BEVERAGE & TOBACCO			17,379,648	1.3

HEALTH CARE EQUIPMENT & SERVICES			15,242,976	1.2

HOUSEHOLD & PERSONAL PRODUCTS			2,813,656	0.2

INSURANCE			25,820,226	2.0

MATERIALS			38,867,459	3.0

MEDIA			30,485,776	2.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,617,625	0.8

REAL ESTATE			14,201,876	1.1

RETAILING			13,250,862	1.0

SOFTWARE & SERVICES

		International Business Machines Corp
$ 7,000,000		0.750%, 05/11/15	7,046,011	0.5
		Other	12,733,601	1.0

			19,779,612	1.5

TECHNOLOGY HARDWARE & EQUIPMENT			10,217,863	0.8

TELECOMMUNICATION SERVICES			27,192,091	2.0

TRANSPORTATION			9,375,525	0.7

UTILITIES			37,197,747	2.9

	TOTAL CORPORATE BONDS
		(Cost $516,299,524)	539,439,121	41.3

GOVERNMENT BONDS

AGENCY SECURITIES			10,038,057	0.8

FOREIGN GOVERNMENT BONDS

		Province of British Columbia Canada
5,000,000		1.200%, 04/25/17	5,085,070	0.4
		Province of Ontario Canada
5,000,000		2.300%, 05/10/16	5,242,500	0.4
		Other	54,783,883	4.2

			65,111,453	5.0

MORTGAGE BACKED

		Federal Home Loan Mortgage Corp Gold (FGLMC)
4,559,924		4.000%, 01/01/41	4,898,166	0.4
5,000,000	h	4.000%, 04/15/43	5,314,062	0.4
9,000,000	h	4.500%, 04/15/43	9,627,187	0.7
19,957,520		3.500%–8.000%, 12/01/16–04/15/43	21,791,325	1.7
		Federal National Mortgage Association (FNMA)
4,622,045		3.000%, 05/01/27	4,916,411	0.4
17,000,000	h	3.000%, 04/25/28	17,873,242	1.4
4,892,194		6.000%, 04/01/39	5,365,156	0.4
3,829,677		4.500%, 10/01/40	4,204,547	0.3
23,000,000	h	3.000%, 04/25/43	23,722,343	1.8
27,000,000	h	3.500%, 04/25/43	28,510,313	2.2
12,000,000	h	4.000%, 04/25/43	12,793,126	1.0
26,000,000	h	4.500%, 04/25/43	28,010,939	2.2
10,000,000	h	5.000%, 04/25/43	10,832,812	0.8
47,874,797		2.477%–9.000%, 06/01/13–04/25/43	51,758,598	4.0

28	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Plus Fund ▪ March 31, 2013

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED—continued

		Government National Mortgage Association (GNMA)
$ 6,235,415		4.500%, 01/20/41	$6,897,405	0.5%
17,000,000	h	3.500%, 04/15/43	18,285,625	1.4
9,000,000	h	4.000%, 04/15/43	9,808,945	0.8
4,000,000	h	4.500%, 04/15/43	4,373,125	0.3
		Other	17,250,766	1.3

			286,234,093	22.0

MUNICIPAL BONDS

		State of California
5,000,000	h	4.988%, 04/01/39	5,041,350	0.4
		Other	17,332,751	1.3

			22,374,101	1.7

U.S. TREASURY SECURITIES

		United States Treasury Bond
3,302,000	l	8.000%, 11/15/21	5,031,422	0.4
3,902,500		5.250%, 02/15/29	5,293,983	0.4
14,130,000		4.375%, 05/15/41	17,726,523	1.3
10,277,000		2.750%, 11/15/42	9,525,494	0.7
		United States Treasury Note
9,502,000		1.250%, 09/30/15	9,725,449	0.7
7,412,000		0.375%, 11/15/15	7,423,578	0.6
13,499,000		0.750%, 02/28/18	13,495,841	1.0
7,500,000		1.125%, 12/31/19	7,473,045	0.6
5,000,000		1.375%, 01/31/20	5,057,030	0.4
21,631,000		2.000%, 02/15/23	21,904,762	1.7
16,483,000		0.125%–2.625%, 12/31/13–11/15/20	16,731,162	1.3
		Other	986,133	0.1

			120,374,422	9.2

	TOTAL GOVERNMENT BONDS
		(Cost $488,349,871)	504,132,126	38.7

STRUCTURED ASSETS

ASSET BACKED

		Structured Asset Securities Corp
		Series 2006-EQ1A (Class A4)
5,761,494	g,i	0.354%, 07/25/36	5,647,145	0.4
		Other	67,025,725	5.2

			72,672,870	5.6

OTHER MORTGAGE BACKED

		Banc of America Commercial Mortgage, Inc
		Series 2006-4 (Class AM)
4,300,000		5.675%, 07/10/46	4,860,432	0.4
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
4,170,000		5.383%, 12/15/43	4,583,097	0.3
		Other	65,196,686	5.0

			74,640,215	5.7

	TOTAL STRUCTURED ASSETS
		(Cost $140,593,511)	147,313,085	11.3

	TOTAL BONDS
		(Cost $1,145,242,906)	1,190,884,332	91.3

Shares	Company	Value	% of net assets

PREFERRED STOCKS

DIVERSIFIED FINANCIALS		$1,466,506	0.1%

	TOTAL PREFERRED STOCKS
	(Cost $1,361,151)	1,466,506	0.1

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT

		Federal Home Loan Bank (FHLB)
$25,000,000	d	0.050%, 04/22/13	24,999,271	1.9

			24,999,271	1.9

TREASURY DEBT

		United States Cash Management Bill
25,000,000	d	0.090%, 04/15/13	24,999,125	1.9
		United States Treasury Bill
8,080,000	d	0.090%–0.093%, 04/18/13	8,079,654	0.6
5,000,000	d	0.070%, 04/25/13	4,999,767	0.4
8,600,000	d	0.060%, 05/02/13	8,599,556	0.7
7,000,000	d	0.100%, 05/30/13	6,999,286	0.5
67,100,000	d	0.076%–0.090%, 06/06/13	67,093,558	5.2
8,700,000		0.080%–0.085%, 06/13/13	8,698,982	0.7
6,500,000		0.090%, 06/27/13	6,498,901	0.5
58,800,000	d	0.090%, 07/18/13	58,786,770	4.5
7,100,000		0.075%–0.100%, 07/25/13	7,098,353	0.6
9,300,000		0.088%–0.091%, 09/05/13	9,296,252	0.7
		Other	3,899,678	0.3

			215,049,882	16.6

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $240,041,163)	240,049,153	18.5

	TOTAL PORTFOLIO
		(Cost $1,443,836,001)	1,490,353,456	114.4
	OTHER ASSETS & LIABILITIES, NET		(187,131,090)	(14.4)

	NET ASSETS		$1,303,222,366	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities, including those in “Other,” was $233,350,231 or 17.9% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	29

Summary portfolio of investments

High-Yield Fund  ▪  March 31, 2013

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS

		Allison Transmission Holdings, Inc
$11,637,209	i	4.250%, 08/23/19	$11,793,962	0.5%
		Other	9,022,111	0.4

			20,816,073	0.9

CAPITAL GOODS

		FMG Resources August 2006 Pty Ltd
11,144,000	i	5.250%, 10/18/17	11,270,373	0.5
		Other	19,180,868	0.8

			30,451,241	1.3

COMMERCIAL & PROFESSIONAL SERVICES

		Pilot Corp
14,925,000	i	4.250%, 08/07/19	15,088,279	0.6

			15,088,279	0.6

CONSUMER DURABLES & APPAREL			2,858,017	0.1

CONSUMER SERVICES

		Peninsula Gaming LLC
12,468,750	i	5.750%, 11/20/17	12,671,367	0.6
		Other	22,962,476	1.0

			35,633,843	1.6

DIVERSIFIED FINANCIALS			3,643,605	0.2

ENERGY

		Arch Coal, Inc
16,872,532	i	5.750%, 05/16/18	17,148,904	0.7

			17,148,904	0.7

FOOD & STAPLES RETAILING			2,070,000	0.1

FOOD, BEVERAGE & TOBACCO			5,028,797	0.2

HEALTH CARE EQUIPMENT & SERVICES

		Capsugel Holdings US, Inc
12,673,200	i	4.750%, 08/01/18	12,871,282	0.6
		Other	14,775,427	0.7

			27,646,709	1.3

INSURANCE

		Compass Investors, Inc
14,064,750	i	5.000%, 12/27/19	14,205,397	0.6

			14,205,397	0.6

MATERIALS			8,891,971	0.4

MEDIA			10,482,361	0.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			13,722,796	0.6

RETAILING

		Academy Ltd
13,905,000	i	4.750%, 08/03/18	14,088,407	0.6

			14,088,407	0.6

SOFTWARE & SERVICES			24,141,720	1.1

TELECOMMUNICATION SERVICES			3,996,988	0.2

Principal		Issuer	Value	% of net assets

UTILITIES			$4,533,469	0.2%

		TOTAL BANK LOAN OBLIGATIONS
		(Cost $250,072,742)	254,448,577	11.2

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			16,755,625	0.8

BANKS			23,633,214	1.0

CAPITAL GOODS

		EPE Holdings LLC
$14,000,000	g,o	8.125%, 12/15/17	14,700,000	0.7
		Seagate HDD Cayman
11,975,000		7.000%, 11/01/21	12,992,875	0.6
		Other	117,319,578	5.2

			145,012,453	6.5

COMMERCIAL & PROFESSIONAL SERVICES			51,328,369	2.3

CONSUMER DURABLES & APPAREL			32,534,544	1.4

CONSUMER SERVICES

		Ameristar Casinos, Inc
10,526,000		7.500%, 04/15/21	11,539,127	0.5
		Boyd Gaming Corp
15,227,000	g	9.000%, 07/01/20	15,836,080	0.7
		MGM Resorts International
12,500,000		7.750%, 03/15/22	13,875,000	0.6
		Six Flags Entertainment Corp
14,435,000	g	5.250%, 01/15/21	14,453,044	0.6
		Other	53,631,301	2.4

			109,334,552	4.8

DIVERSIFIED FINANCIALS

		GMAC, Inc
18,000,000		7.500%–8.000%, 03/15/20–11/01/31	22,415,000	1.0
		ILFC E-Capital Trust I
16,068,000	g,i	4.540%, 12/21/65	14,059,500	0.6
		International Lease Finance Corp
14,000,000		5.875%, 08/15/22	15,089,368	0.7
23,332,000		4.625%–8.750%, 03/15/17–04/15/21	25,271,640	1.1
		Other	15,541,287	0.6

			92,376,795	4.0

ENERGY

		Concho Resources, Inc
11,450,000		5.500%, 04/01/23	11,879,375	0.5
		Exterran Partners LP
12,900,000	g	6.000%, 04/01/21	12,851,625	0.6
		Halcon Resources Corp
13,300,000	g	8.875%, 05/15/21	14,330,750	0.6
		Plains Exploration & Production Co
13,925,000		6.500%, 11/15/20	15,387,125	0.7
		Other	219,152,973	9.7

			273,601,848	12.1

FOOD & STAPLES RETAILING			16,449,299	0.7

30	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

High-Yield Fund ▪ March 31, 2013

Principal		Issuer	Value	% of net assets

FOOD, BEVERAGE & TOBACCO

		Post Holdings, Inc
$13,885,000		7.375%, 02/15/22	$15,186,719	0.6%
		Other	37,483,122	1.7

			52,669,841	2.3

HEALTH CARE EQUIPMENT & SERVICES

		CHS/Community Health Systems
14,950,000		8.000%, 11/15/19	16,557,125	0.7
		HCA, Inc
13,600,000		7.500%, 02/15/22	15,640,000	0.7
15,000,000		5.875%, 05/01/23	15,600,000	0.7
		Other	59,841,845	2.6

			107,638,970	4.7

HOUSEHOLD & PERSONAL PRODUCTS

		Reynolds Group Issuer, Inc
13,125,000		5.750%, 10/15/20	13,371,094	0.6
		Other	7,014,062	0.3

			20,385,156	0.9

INSURANCE

		Onex USI Aquisition Corp
11,250,000	g	7.750%, 01/15/21	11,278,125	0.5
		Other	10,506,000	0.5

			21,784,125	1.0

MATERIALS

		CommScope, Inc
12,375,000	g	8.250%, 01/15/19	13,426,875	0.6
		Eldorado Gold Corp
11,775,000	g	6.125%, 12/15/20	12,216,563	0.5
		Hexion US Finance Corp
12,855,000	g	6.625%, 04/15/20	12,887,137	0.6
		Other	119,399,694	5.3

			157,930,269	7.0

MEDIA

		CCO Holdings LLC
13,700,000		5.125%, 02/15/23	13,289,000	0.6
		Clear Channel Worldwide Holdings, Inc
13,110,000		7.625%, 03/15/20	13,683,562	0.6
		CSC Holdings LLC
10,250,000		6.750%, 11/15/21	11,492,813	0.5
		DISH DBS Corp
12,000,000		5.875%, 07/15/22	12,585,000	0.5
21,455,000	g	4.625%–6.750%, 07/15/17–03/15/23	22,315,500	1.0
		Other	86,895,875	3.9

			160,261,750	7.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES

		Valeant Pharmaceuticals International, Inc
10,000,000	g	7.250%, 07/15/22	10,875,000	0.5
		Other	18,164,400	0.8

			29,039,400	1.3

Principal		Issuer	Value	% of net assets

RETAILING

		BC Mountain LLC
$11,950,000	g	7.000%, 02/01/21	$12,667,000	0.6%
		Ferrellgas Partners LP
10,838,000		8.625%, 06/15/20	11,000,570	0.5
		Penske Automotive Group, Inc
11,759,000	g	5.750%, 10/01/22	12,258,758	0.5
		Other	66,972,716	3.0

			102,899,044	4.6

SOFTWARE & SERVICES

		Fidelity National Information Services, Inc
17,429,000		5.000%, 03/15/22	18,496,526	0.8
		SPL Logistics Escrow LLC
21,200,000	g	8.875%, 08/01/20	22,525,000	1.0
		Other	59,034,599	2.6

			100,056,125	4.4

TECHNOLOGY HARDWARE & EQUIPMENT			20,654,739	0.9

TELECOMMUNICATION SERVICES

		Intelsat Luxembourg S.A.
11,050,000	g,h	7.750%, 06/01/21	11,243,375	0.5
		Lynx II Corp
16,200,000	g	6.375%, 04/15/23	16,969,500	0.7
		Sprint Nextel Corp
16,375,000		6.000%, 11/15/22	16,825,313	0.7
		VimpelCom Holdings BV
13,042,000	g	5.950%, 02/13/23	12,960,487	0.6
		Wind Acquisition Finance S.A.
12,000,000	g	7.250%, 02/15/18	12,495,000	0.6
		Other	128,559,625	5.7

			199,053,300	8.8

TRANSPORTATION			56,774,369	2.5

UTILITIES

		AES Corp
11,145,000		7.375%, 07/01/21	12,928,200	0.6
		NRG Energy, Inc
22,070,000	g	6.625%–8.250%, 05/15/19–03/15/23	24,149,750	1.1
		Sabine Pass LNG LP
12,070,000		7.500%, 11/30/16	13,337,350	0.6
		Other	55,180,678	2.4

			105,595,978	4.7

	TOTAL CORPORATE BONDS
		(Cost $1,813,077,495)	1,895,769,765	83.8

	TOTAL BONDS
		(Cost $1,813,077,495)	1,895,769,765	83.8

Shares		Company

PREFERRED STOCKS

BANKS			4,595,400	0.2

DIVERSIFIED FINANCIALS			3,271,920	0.2

	TOTAL PREFERRED STOCKS
		(Cost $7,561,000)	7,867,320	0.4

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	31

Summary portfolio of investments	concluded

High-Yield Fund ▪ March 31, 2013

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

TREASURY DEBT

		United States Cash Management Bill
$20,000,000	d	0.090%, 04/15/13	$19,999,300	0.9%
		United States Treasury Bill
25,000,000		0.045%, 04/04/13	24,999,906	1.1
25,000,000		0.060%, 05/16/13	24,998,125	1.1
26,700,000		0.088%, 09/05/13	26,689,240	1.1

			96,686,571	4.2

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $96,687,142)	96,686,571	4.2

	TOTAL PORTFOLIO
		(Cost $2,167,398,379)	2,254,772,233	99.6
	OTHER ASSETS & LIABILITIES, NET		8,432,447	0.4

	NET ASSETS		$2,263,204,680	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on unfunded loan commitment.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities, including those in “Other,” was $743,596,048 or 32.9% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

32	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments

Inflation-Linked Bond Fund  ▪  March 31, 2013

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES

		United States Treasury Inflation Indexed Bonds
$35,582,279	k	1.250%, 04/15/14	$36,760,942	2.0%
56,874,146	k	2.000%, 07/15/14	60,197,758	3.2
53,750,135	k	1.625%, 01/15/15	57,332,098	3.0
58,109,734	k	0.500%, 04/15/15	61,042,475	3.2
41,868,285	k	1.875%, 07/15/15	45,927,541	2.4
43,539,304	k	2.000%, 01/15/16	48,522,508	2.6
88,557,831	k	0.125%, 04/15/16	94,078,880	5.0
41,436,835	k	2.500%, 07/15/16	47,937,238	2.5
38,053,920	k	2.375%, 01/15/17	44,389,288	2.4
94,280,610	k	0.125%, 04/15/17	101,683,146	5.4
33,504,935	k	2.625%, 07/15/17	40,305,398	2.1
32,498,189	k	1.625%, 01/15/18	37,888,306	2.0
31,314,010	k	1.375%, 07/15/18	36,676,534	2.0
31,527,401	k	2.125%, 01/15/19	38,453,592	2.0
34,412,822	k	1.875%, 07/15/19	42,126,147	2.2
40,727,535	k	1.375%, 01/15/20	48,513,500	2.6
62,919,481	k	1.250%, 07/15/20	75,154,363	4.0
69,556,861	k	1.125%, 01/15/21	82,001,000	4.4
68,379,739	k	0.625%, 07/15/21	78,209,327	4.2
67,155,988	k	0.125%, 01/15/22	73,068,871	3.9
100,128,000	k	0.125%, 07/15/22	109,116,090	5.8
55,863,360	k	0.125%, 01/15/23	60,258,242	3.2
59,066,829	k	2.375%, 01/15/25	79,269,515	4.2
39,509,047	k	2.000%, 01/15/26	51,417,310	2.7
33,691,939	k	2.375%, 01/15/27	45,849,979	2.4
34,100,677	k	1.750%, 01/15/28	43,345,165	2.3
35,681,862	k	3.625%, 04/15/28	55,697,175	3.0
34,522,809	k	2.500%, 01/15/29	48,224,049	2.6
42,002,692	k	3.875%, 04/15/29	68,237,952	3.6
12,620,751	k	3.375%, 04/15/32	20,291,794	1.1
19,711,616	k	2.125%, 02/15/40	27,767,202	1.5
29,195,612	k	2.125%, 02/15/41	41,311,791	2.2
43,512,154	k	0.750%, 02/15/42	45,412,417	2.4
21,532,465	k	0.625%, 02/15/43	21,582,937	1.1

			1,868,050,530	99.2

	TOTAL GOVERNMENT BONDS
		(Cost $1,665,586,004)	1,868,050,530	99.2

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

TREASURY DEBT

	United States Treasury Bill
$ 4,200,000	0.070%, 04/25/13	$4,199,804	0.2%
1,700,000	0.063%, 05/02/13	1,699,908	0.1

		5,899,712	0.3

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,899,712)	5,899,712	0.3

	TOTAL PORTFOLIO
	(Cost $1,671,485,716)	1,873,950,242	99.5
	OTHER ASSETS & LIABILITIES, NET	10,034,896	0.5

	NET ASSETS	$1,883,985,138	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	33

Summary portfolio of investments

Short-Term Bond Fund  ▪  March 31, 2013

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

CAPITAL GOODS			$824,039	0.1%

CONSUMER DURABLES & APPAREL			449,406	0.0

CONSUMER SERVICES			2,388,891	0.2

DIVERSIFIED FINANCIALS			1,963,184	0.2

FOOD, BEVERAGE & TOBACCO			3,603,224	0.3

HEALTH CARE EQUIPMENT & SERVICES			2,436,949	0.2

TELECOMMUNICATION SERVICES			1,990,380	0.2

	TOTAL BANK LOAN OBLIGATIONS
		(Cost $13,558,171)	13,656,073	1.2

BONDS

CORPORATE BONDS

BANKS
		Australia & New Zealand Banking Group Ltd
$ 7,000,000	g	2.400%, 11/23/16	7,352,800	0.6
		Banco del Estado de Chile
5,825,000	g	2.000%, 11/09/17	5,831,326	0.5
		Bank Nederlandse Gemeenten
7,000,000	g	1.375%, 03/19/18	7,037,380	0.6
		Citigroup, Inc
12,871,000		1.250%–6.000%, 12/13/13–02/15/17	13,498,833	1.1
		Commonwealth Bank of Australia
7,000,000	g	0.750%, 01/15/16	6,993,000	0.6
		Royal Bank of Canada
9,000,000		1.200%, 09/19/17	9,029,277	0.8
		Westpac Banking Corp
6,000,000	g	2.450%, 11/28/16	6,314,400	0.5
		Other	63,974,019	5.4

			120,031,035	10.1

CAPITAL GOODS			8,935,674	0.8

COMMERCIAL & PROFESSIONAL SERVICES			7,414,017	0.6

CONSUMER DURABLES & APPAREL			2,743,125	0.3

CONSUMER SERVICES			9,633,888	0.8

DIVERSIFIED FINANCIALS

		Bank of America Corp
9,350,000		2.000%, 01/11/18	9,305,522	0.8
		Caisse Centrale Desjardins du Quebec
8,000,000	g	1.600%, 03/06/17	8,204,000	0.7
		Goldman Sachs Group, Inc
5,725,000		2.375%, 01/22/18	5,803,043	0.5
		Other	62,482,690	5.2

			85,795,255	7.2

ENERGY

		Gazprom OAO Via Gaz Capital S.A.
5,350,000	g	4.950%, 05/23/16	5,723,644	0.5
		Other	30,522,494	2.6

			36,246,138	3.1

FOOD & STAPLES RETAILING			4,808,000	0.4

FOOD, BEVERAGE & TOBACCO			17,917,566	1.5

Principal		Issuer	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES			$6,845,618	0.6%

HOUSEHOLD & PERSONAL PRODUCTS			3,700,358	0.3

INSURANCE

		Hospital for Special Surgery
$ 6,775,004	g	3.500%, 01/01/23	7,374,185	0.6
		Other	17,627,824	1.5

			25,002,009	2.1

MATERIALS			24,394,947	2.1

MEDIA			16,964,926	1.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			11,170,111	0.9

REAL ESTATE			1,711,268	0.1

RETAILING			9,186,131	0.8

SOFTWARE & SERVICES			15,420,091	1.3

TECHNOLOGY HARDWARE & EQUIPMENT

		General Electric Co
8,000,000		0.850%, 10/09/15	8,026,688	0.7
		Other	4,374,566	0.4

			12,401,254	1.1

TELECOMMUNICATION SERVICES			13,233,305	1.1

TRANSPORTATION			7,282,149	0.6

UTILITIES			22,495,734	1.9

	TOTAL CORPORATE BONDS
		(Cost $454,533,008)	463,332,599	39.1

GOVERNMENT BONDS

AGENCY SECURITIES

		Federal Home Loan Mortgage Corp (FHLMC)
20,000,000		1.000%, 09/27/17	20,053,560	1.7
		Federal National Mortgage Association (FNMA)
6,500,000		1.250%, 08/20/13	6,527,729	0.5
25,000,000		1.125%, 06/27/14	25,285,750	2.1
20,000,000		0.500%, 07/02/15	20,062,080	1.7
		Private Export Funding Corp (PEFCO)
10,000,000		1.375%, 02/15/17	10,260,060	0.9
		Other	9,125,929	0.8

			91,315,108	7.7

FOREIGN GOVERNMENT BONDS

		Kommunalbanken AS.
10,000,000	g,i	0.469%, 02/20/18	9,985,630	0.8
10,000,000	g	1.000%, 03/15/18	9,919,800	0.8
		Korea Development Bank
7,000,000		1.000%, 01/22/16	6,943,125	0.6
7,000,000		1.500%, 01/22/18	6,898,962	0.6
		Spain Government International Bond
7,000,000	g	4.000%, 03/06/18	6,934,200	0.6
		Other	37,478,638	3.1

			78,160,355	6.5

MORTGAGE BACKED

		Federal National Mortgage Association (FNMA)
12,548,721		1.570%–5.000%, 06/01/13–10/25/28	12,842,854	1.1
		Other	15,451,213	1.3

			28,294,067	2.4

34	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Short-Term Bond Fund ▪ March 31, 2013

Principal		Issuer	Value	% of net assets

MUNICIPAL BONDS			$537,085	0.1%

U.S. TREASURY SECURITIES

		United States Treasury Inflation Indexed Bonds
$ 9,647,120	k	1.625%, 01/15/15	10,290,014	0.9
35,062,830	k	0.500%, 04/15/15	36,832,416	3.1
		United States Treasury Note
22,720,000	l	1.125%, 06/15/13	22,767,917	1.9
7,395,000		3.125%, 09/30/13	7,504,771	0.6
29,700,000		1.250%, 04/15/14	30,029,492	2.5
6,680,000		0.250%, 11/30/14	6,682,612	0.6
5,745,000		0.250%, 02/28/15	5,745,448	0.5
29,415,000		0.375%, 03/15/16	29,433,384	2.5
14,746,800		0.125%–2.625%, 12/31/13–02/28/18	14,861,041	1.3

			164,147,095	13.9

	TOTAL GOVERNMENT BONDS
		(Cost $359,838,938)	362,453,710	30.6

STRUCTURED ASSETS

ASSET BACKED

		Ally Master Owner Trust
		Series 2010-2 (Class A)
8,000,000	g	4.250%, 04/15/17	8,561,792	0.7
		Capital Auto Receivables Asset Trust
		Series 2013-1 (Class A4)
7,500,000		0.970%, 01/22/18	7,509,195	0.6
		CarMax Auto Owner Trust
		Series 2012-2 (Class B)
5,870,000		1.730%, 02/15/18	5,989,267	0.5
		CNH Equipment Trust
		Series 2011-C (Class A4)
6,000,000		1.550%, 11/15/17	6,107,886	0.5
		Entergy Louisiana Investment Recovery Funding I LLC
		Series 2011-A (Class A1)
11,688,858		2.040%, 09/01/23	12,096,436	1.0
		Ford Credit Floorplan Master Owner Trust
		Series 2010-3 (Class A1)
6,485,000	g	4.200%, 02/15/17	6,914,294	0.6
		GE Capital Credit Card Master Note Trust
		Series 2010-2 (Class A)
7,435,000		4.470%, 03/15/20	8,406,940	0.7
		Hertz Vehicle Financing LLC
		Series 2009-2A (Class A2)
5,230,000	g	5.290%, 03/25/16	5,646,570	0.5
		Hyundai Auto Receivables Trust
		Series 2013-A (Class C)
10,000,000		1.350%, 06/17/19	9,996,010	0.9
		SLM Student Loan Trust
		Series 2012-B (Class A2)
7,800,000	g	3.480%, 10/15/30	8,351,795	0.7
		Series 2012-A (Class A2)
9,000,000	g	3.830%, 01/17/45	9,852,597	0.8
		UBS Barclays Commercial Mortgage
		Series 2012-C2 (Class A1)
6,235,386		1.006%, 05/10/63	6,258,993	0.5
		Volvo Financial Equipment LLC
		Series 2013-1A (Class A4)
7,000,000	g	0.970%, 08/15/19	6,999,772	0.6%

Principal	Issuer	Value	% of net assets

ASSET BACKED—continued

World Financial Network Credit Card Master Trust
Series 2011-A (Class A)
$ 6,500,000	1.680%, 08/15/18	$6,599,684	0.6
Other	114,801,490	9.8

224,092,721	19.0

OTHER MORTGAGE BACKED

GS Mortgage Securities Corp II
Series 2013-GC10 (Class A2)
8,750,000	1.840%, 02/10/46	8,938,108	0.7
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6 (Class A2)
9,000,000	1.868%, 11/15/45	9,202,572	0.8
Series 2013-C7 (Class A2)
10,000,000	g	1.863%, 02/15/46	10,225,960	0.9
Other	32,836,282	2.8

61,202,922	5.2

TOTAL STRUCTURED ASSETS
(Cost $282,077,872)	285,295,643	24.2

TOTAL BONDS
(Cost $1,096,449,818)	1,111,081,952	93.9

SHORT-TERM INVESTMENTS

TREASURY DEBT

United States Treasury Bill
11,000,000	0.045%, 04/04/13	10,999,959	0.9
10,500,000	0.070%, 04/25/13	10,499,510	0.9
34,200,000	0.088%, 09/05/13	34,186,217	2.9
Other	4,999,729	0.4

60,685,415	5.1

TOTAL SHORT-TERM INVESTMENTS
(Cost $60,686,147)	60,685,415	5.1

TOTAL PORTFOLIO
(Cost $1,170,694,136)	1,185,423,440	100.2
OTHER ASSETS & LIABILITIES, NET	(3,121,976)	(0.2)

NET ASSETS	$1,182,301,464	100.0%

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities, including those in “Other,” was $286,969,738 or 24.3% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	35

Summary portfolio of investments

Social Choice Bond Fund  ▪  March 31, 2013

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

FOOD, BEVERAGE & TOBACCO			$210,098	0.4%

TELECOMMUNICATION SERVICES			248,798	0.4

	TOTAL BANK LOAN OBLIGATIONS
		(Cost $456,722)	458,896	0.8

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS

		Johnson Controls, Inc
$ 250,000		2.600%, 12/01/16	262,094	0.5

			262,094	0.5

BANKS

		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
750,000	i	0.760%–3.950%, 03/18/16–11/09/22	750,439	1.3
		First Niagara Financial Group, Inc
250,000		6.750%, 03/19/20	299,653	0.5
		First Tennessee Bank NA
500,000		5.050%, 01/15/15	523,908	0.9
		National City Bank
500,000	i	0.630%, 12/15/16	496,370	0.9
		People’s United Financial, Inc
257,000		3.650%, 12/06/22	261,955	0.5
		Royal Bank of Canada
500,000		0.800%–1.500%, 10/30/15–01/16/18	503,063	1.0
		SVB Financial Group
250,000		5.375%, 09/15/20	282,971	0.5
		Other	4,235,329	7.5

			7,353,688	13.1

CAPITAL GOODS

		Turlock Corp
750,000	g	0.950%–4.000%, 11/02/15–11/02/32	751,548	1.4
		Other	751,421	1.3

			1,502,969	2.7

COMMERCIAL & PROFESSIONAL SERVICES			499,502	0.9

CONSUMER DURABLES & APPAREL			761,614	1.4

DIVERSIFIED FINANCIALS

		Discover Financial Services
250,000		5.200%, 04/27/22	280,518	0.5
		Ford Motor Credit Co LLC
500,000		2.375%, 01/16/18	497,075	0.9
		Harley-Davidson Financial Services, Inc
300,000	g	1.150%, 09/15/15	301,042	0.5
		Other	1,764,400	3.2

			2,843,035	5.1

ENERGY

		Statoil ASA
500,000		1.200%, 01/17/18	501,739	0.9
		Other	257,076	0.5

			758,815	1.4

Principal	Issuer	Value	% of net assets

FOOD, BEVERAGE & TOBACCO		$1,009,231	1.8%

HOUSEHOLD & PERSONAL PRODUCTS		488,266	0.9

INSURANCE

	Prudential Financial, Inc
$ 250,000	3.000%, 05/12/16	264,285	0.5
	Other	1,991,099	3.5

		2,255,384	4.0

MATERIALS		367,024	0.6

MEDIA		476,548	0.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		976,735	1.7

REAL ESTATE

	Federal Realty Investment Trust
500,000	5.950%, 08/15/14	533,533	0.9
	Other	2,005,929	3.6

		2,539,462	4.5

RETAILING		259,234	0.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		250,851	0.4

TECHNOLOGY HARDWARE & EQUIPMENT		251,616	0.4

TELECOMMUNICATION SERVICES		1,255,811	2.3

TRANSPORTATION		993,632	1.8

UTILITIES		1,103,691	2.0

	TOTAL CORPORATE BONDS
	(Cost $26,189,769)	26,209,202	46.8

GOVERNMENT BONDS

AGENCY SECURITIES

	Federal Home Loan Mortgage Corp (FHLMC)
500,000	1.000%, 09/29/17	503,491	0.9
	United States Department of Housing and
	Urban Development (HUD)
395,000	4.140%, 08/01/14	415,589	0.7
250,000	2.050%, 08/01/19	262,053	0.5
	Other	623,110	1.1

		1,804,243	3.2

FOREIGN GOVERNMENT BONDS

	International Finance Corp
500,000	0.500%, 05/16/16	499,937	0.9
	Other	2,746,113	4.9

		3,246,050	5.8

MORTGAGE BACKED

	Federal National Mortgage Association (FNMA)
416,412	5.000%, 09/01/25	450,420	0.8
457,267	3.500%, 11/01/25	495,771	0.9
938,044	3.000%, 05/01/27	997,785	1.8
380,097	5.000%, 11/01/33	412,698	0.7
362,743	5.500%, 04/01/34	399,853	0.7
392,412	5.500%, 08/01/37	432,557	0.8

36	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Bond Fund ▪ March 31, 2013

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED—continued

$ 527,829		6.000%, 05/01/38	$579,616	1.0%
1,461,040		4.500%, 08/01/39	1,632,819	2.9
822,461		4.500%, 04/01/40	919,160	1.7
956,481		4.000%, 10/01/40	1,052,906	1.9
951,261		3.500%, 08/01/42	1,016,423	1.8
248,606		3.500%, 01/01/43	265,092	0.5
		Government National Mortgage Association (GNMA)
317,700		5.000%, 10/20/39	352,655	0.6
413,492		4.000%, 06/15/40	451,541	0.8
837,500		4.000%, 05/20/42	906,452	1.6
399,084		5.000%, 06/20/42	437,012	0.8
		Other	227,616	0.4

			11,030,376	19.7

MUNICIPAL BONDS

		American Municipal Power
300,000		6.270%, 02/15/50	358,365	0.6
		California Pollution Control Financing Authority
250,000		5.000%, 07/01/27	269,155	0.5
		Other	3,837,789	6.9

			4,465,309	8.0

U.S. TREASURY SECURITIES

		United States Treasury Bond
865,000		2.750%, 11/15/42	801,747	1.4
		United States Treasury Note
1,000,000		0.250%, 10/31/14	1,000,430	1.8
271,000		0.750%, 02/28/18	270,937	0.5
525,000		2.000%, 02/15/23	531,644	0.9
		Other	255,159	0.5

			2,859,917	5.1

	TOTAL GOVERNMENT BONDS
		(Cost $23,374,763)	23,405,895	41.8

STRUCTURED ASSETS

ASSET BACKED			1,256,904	2.3

OTHER MORTGAGE BACKED

		7 WTC Depositor LLC Trust
		Series 2012-7WTC (Class A)
250,000	g	4.082%, 03/13/31	263,472	0.5
		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2004-HYB6 (Class A2)
484,968	i	2.920%, 11/20/34	457,114	0.8
		GS Mortgage Securities Corp II
		Series 2012-ALOH (Class A)
250,000	g	3.551%, 04/10/34	262,879	0.5
		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2012-C6 (Class A3)
250,000		3.507%, 05/15/45	265,840	0.5
		Series 2006-LDP8 (Class AM)
250,000		5.440%, 05/15/45	278,943	0.5
		LB-UBS Commercial Mortgage Trust
		Series 2007-C1 (Class A4)
250,000		5.424%, 02/15/40	284,868	0.5
		OBP Depositor LLC Trust
		Series 2010-OBP (Class A)

Principal		Issuer	Value	% of net assets

OTHER MORTGAGE BACKED—continued

$ 250,000	g	4.646%, 07/15/45	$287,700	0.5%
		RFMSI Trust
		Series 2005-S2 (Class A6)
463,445		5.500%, 03/25/35	482,684	0.8
		UBS Barclays Commercial Mortgage Trust
		Series 2012-C2 (Class A4)
250,000		3.525%, 05/10/63	264,119	0.5
		UBS Commercial Mortgage Trust
		Series 2012-C1 (Class A3)
250,000		3.400%, 05/10/45	264,271	0.5
		Other	255,375	0.4

			3,367,265	6.0

	TOTAL STRUCTURED ASSETS
		(Cost $4,614,507)	4,624,169	8.3

	TOTAL BONDS
		(Cost $54,179,039)	54,239,266	96.9

Shares	Company

PREFERRED STOCKS

BANKS		259,019	0.5

	TOTAL PREFERRED STOCKS
	(Cost $255,625)	259,019	0.5

Principal	Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT

	United States Treasury Bill
$ 594,000	0.081%, 04/04/13	593,996	1.1
1,000,000	0.090%, 05/02/13	999,923	1.8
	Other	99,989	0.1

		1,693,908	3.0

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,693,906)	1,693,908	3.0

	TOTAL PORTFOLIO
	(Cost $56,585,292)	56,651,089	101.2
	OTHER ASSETS & LIABILITIES, NET	(697,749)	(1.2)

	NET ASSETS	$55,953,340	100.0%

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities, including those in “Other,” was $7,606,088 or 13.6% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	37

Summary portfolio of investments

Tax-Exempt Bond Fund  ▪  March 31, 2013

Principal	Issuer	Value	% of net assets

LONG-TERM MUNICIPAL BONDS

ALABAMA		$3,211,790	0.8%

ALASKA		629,462	0.1

ARIZONA

	City of Tucson AZ, GO
$ 2,000,000	5.000%, 07/01/20	2,434,320	0.6
	Phoenix Industrial Development Authority
3,525,000	5.250%, 06/01/34	3,920,011	1.0

	Other	8,968,931	2.2

		15,323,262	3.8

ARKANSAS		1,192,400	0.3

CALIFORNIA

	California Pollution Control Financing Authority
3,500,000	4.750%, 12/01/23	3,838,310	0.9
	California State Department of Water Resources
2,000,000	5.000%, 05/01/20	2,466,860	0.6
	California State Public Works Board, GO
3,000,000	5.000%, 11/01/27	3,384,270	0.8
	County of San Bernardino CA, COP
2,000,000	5.250%, 08/01/19	2,351,980	0.6
	East Side Union High School District-Santa Clara County
2,500,000	5.250%, 02/01/23	2,968,575	0.7
	Los Angeles Unified School District, COP
2,250,000	5.000%, 10/01/17	2,606,962	0.6
	State of California, GO
3,000,000	5.000%, 02/01/18	3,547,050	0.9
2,000,000	5.000%, 02/01/22	2,438,060	0.6
2,000,000	5.000%, 04/01/22	2,441,940	0.6
2,000,000	5.250%, 10/01/22	2,494,860	0.6
3,000,000	5.000%, 02/01/23	3,658,590	0.9
3,000,000	5.000%, 02/01/38	3,293,640	0.8
	University of California
2,000,000	5.000%, 05/15/18	2,402,480	0.6
3,000,000	5.000%, 05/15/23	3,770,490	0.9
	West Contra Costa Unified School District, GO
1,810,000	5.700%, 02/01/22	2,299,062	0.6
	Other	33,593,472	8.3

		77,556,601	19.0

COLORADO

	Colorado Health Facilities Authority
2,045,000	5.000%, 02/01/25	2,337,578	0.6
	Other	7,200,806	1.7

		9,538,384	2.3

CONNECTICUT		6,889,826	1.7

DELAWARE		3,079,965	0.8

DISTRICT OF COLUMBIA		1,639,338	0.4

FLORIDA

	Florida Department of Transportation
2,200,000	5.000%, 07/01/18	2,586,870	0.6
	Other	10,831,460	2.7

		13,418,330	3.3

Principal	Issuer	Value	% of net assets

GEORGIA		$5,297,397	1.3%

GUAM		1,347,937	0.3

HAWAII		1,231,200	0.3

ILLINOIS

	Chicago State University
$ 2,085,000	5.500%, 12/01/23	2,375,899	0.6
	City of Chicago IL O’Hare International
	Airport Revenue, AMT
3,000,000	5.000%, 01/01/22	3,570,150	0.9
	Other	27,753,933	6.8

		33,699,982	8.3

INDIANA

	Indiana Bond Bank
2,120,000	5.250%, 04/01/19	2,506,073	0.6
	Indianapolis Local Public Improvement Bond Bank
1,940,000	5.500%, 01/01/21	2,364,181	0.6
	Other	8,554,911	2.1

		13,425,165	3.3

KANSAS

	Kansas Development Finance Authority
2,000,000	5.000%, 11/15/34	2,286,040	0.6

		2,286,040	0.6

KENTUCKY		1,173,130	0.3

LOUISIANA		1,205,040	0.3

MAINE		1,238,145	0.3

MARYLAND		1,777,595	0.4

MASSACHUSETTS

	Commonwealth of Massachusetts
2,000,000	5.000%, 08/01/20	2,482,440	0.6
	Massachusetts Development Finance Agency
2,000,000	5.000%, 10/01/22	2,332,220	0.6
	Other	629,810	0.1

		5,444,470	1.3

MICHIGAN		6,373,401	1.6

MINNESOTA		4,521,991	1.1

MISSISSIPPI

	Mississippi Development Bank Special Obligation
2,100,000	5.000%, 07/01/17	2,365,104	0.6
	Other	1,267,466	0.3

		3,632,570	0.9

MISSOURI		1,745,731	0.4

NEBRASKA		1,130,490	0.3

NEVADA		1,093,340	0.3

NEW HAMPSHIRE		3,270,570	0.8

38	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Tax-Exempt Bond Fund ▪ March 31, 2013

Principal		Issuer	Value	% of net assets

NEW JERSEY

		New Jersey Economic Development Authority, GO
$ 4,000,000		5.000%, 09/01/20	$4,795,240	1.2%
1,980,000		5.250%, 12/15/20	2,427,539	0.6
		New Jersey Transportation Trust Fund Authority
2,800,000		5.250%, 12/15/20	3,446,352	0.8
2,000,000		5.750%, 06/15/23	2,557,060	0.6
		State of New Jersey, GO
2,000,000		5.250%, 08/01/22	2,527,220	0.6
		Other	9,250,560	2.3

			25,003,971	6.1

NEW YORK

		City of New York NY
3,700,000	i	0.500%, 08/01/21	3,698,890	0.9
		Metropolitan Transportation Authority
3,635,000		5.000%, 11/15/22	4,428,266	1.1
		New York City Health & Hospital Corp
2,000,000		5.000%, 02/15/20	2,413,040	0.6
		New York State Dormitory Authority
2,250,000		5.000%, 10/01/17	2,647,823	0.6
		New York State Urban Development Corp
2,000,000		5.000%, 03/15/20	2,451,460	0.6
		Tobacco Settlement Financing Corp
2,000,000		5.000%, 06/01/18	2,379,220	0.6
		Other	30,153,343	7.4

			48,172,042	11.8

NORTH CAROLINA			4,281,589	1.0

OHIO

		City of Cincinnati OH
2,000,000		5.000%, 12/01/21	2,507,440	0.6
		JobsOhio Beverage System
2,000,000		5.000%, 01/01/20	2,420,260	0.6
		Other	14,343,227	3.5

			19,270,927	4.7

OKLAHOMA			1,203,870	0.3

OREGON			927,383	0.2

PENNSYLVANIA

		Commonwealth of Pennsylvania, GO
1,925,000		5.000%, 02/15/19	2,336,950	0.6
		Pennsylvania Turnpike Commission
2,000,000		5.000%, 12/01/22	2,366,400	0.6
		Other	5,446,612	1.3

			10,149,962	2.5

PUERTO RICO

		Puerto Rico Commonwealth Infrastructure
		Financing Authority
3,370,000		5.500%, 07/01/19	3,650,519	0.9
		Other	3,675,100	0.9

			7,325,619	1.8

Principal		Issuer	Value	% of net assets

RHODE ISLAND

		State of Rhode Island, GO
$ 2,000,000		5.000%, 08/01/21	$2,440,960	0.6%
		Other	3,108,285	0.8

			5,549,245	1.4

SOUTH CAROLINA

		South Carolina State Public Service Authority
5,200,000		5.000%, 12/01/18	6,278,272	1.5
		Other	4,309,192	1.1

			10,587,464	2.6

SOUTH DAKOTA			561,130	0.1

TENNESSEE			1,228,920	0.3

TEXAS			14,976,146	3.7

UTAH

		Intermountain Power Agency
2,000,000	h	5.000%, 07/01/16	2,274,000	0.5
2,000,000	h	5.000%, 07/01/17	2,344,340	0.6
2,000,000	h	5.000%, 07/01/18	2,391,880	0.6
		Other	3,580,903	0.9

			10,591,123	2.6

VIRGINIA			1,551,702	0.4

WASHINGTON

		Port of Seattle WA
3,150,000		5.500%, 09/01/17	3,669,687	0.9
		Other	3,521,003	0.9

			7,190,690	1.8

WEST VIRGINIA			3,308,490	0.8

WISCONSIN

		State of Wisconsin, GO
2,000,000		5.000%, 05/01/21	2,492,740	0.6
		Other	6,965,799	1.7

			9,458,539	2.3

	TOTAL LONG-TERM MUNICIPAL BONDS
		(Cost $379,915,895)	403,712,364	99.0

	TOTAL PORTFOLIO
		(Cost $379,915,895)	403,712,364	99.0
	OTHER ASSETS & LIABILITIES, NET		3,887,508	1.0

	NET ASSETS		$407,599,872	100.0%

Abbreviation(s):
AMT – Alternative Minimum Tax (subject to)
COP – Certificate of Participation
GO – General Obligation

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	39

Summary portfolio of investments

Money Market Fund  ▪  March 31, 2013

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

CERTIFICATE OF DEPOSIT

		Canadian Imperial Bank of Commerce
$ 10,000,000		0.130%, 06/24/13	$10,000,000	1.2%
		Toronto-Dominion Bank
10,000,000		0.150%, 04/09/13	10,000,000	1.3
		Other	4,000,000	0.5

			24,000,000	3.0

COMMERCIAL PAPER

		Australia & New Zealand Banking Group Ltd
7,220,000		0.185%–0.190%, 05/02/13	7,218,840	0.9
12,425,000		0.175%–0.210%, 05/28/13–07/22/13	12,418,434	1.5
		Bank of Nova Scotia
8,691,000		0.190%–0.260%, 04/18/13–09/09/13	8,684,662	1.1
		Coca-Cola Co
29,455,000		0.130%–0.250%, 04/05/13–08/06/13	29,446,945	3.7
		Commonwealth Bank of Australia
8,000,000	y	0.200%, 04/04/13	7,999,867	1.0
16,200,000		0.185%–0.240%, 04/08/13–08/20/13	16,196,922	2.0
		Fairway Finance LLC
5,755,000	y	0.170%–0.180%, 05/23/13	5,753,576	0.7
22,659,000		0.170%–0.200%, 04/03/13–06/24/13	22,653,772	2.8
		General Electric Capital Corp
7,200,000		0.190%, 06/04/13	7,197,568	0.9
9,400,000		0.190%–0.200%, 04/18/13–06/26/13	9,397,074	1.2
		JPMorgan Chase Bank NA
9,460,000		0.170%–0.260%, 04/02/13–07/30/13	9,457,212	1.2
		Liberty Street Funding LLC
13,765,000		0.170%–0.200%, 04/11/13–06/06/13	13,762,696	1.7
		National Australia Funding Delaware, Inc
11,434,000		0.180%–0.240%, 04/08/13–07/15/13	11,432,482	1.4
		Nestle Capital Corp
9,000,000		0.140%–0.200%, 05/21/13–08/27/13	8,996,941	1.1
		Old Line Funding LLC
10,170,000	y	0.160%–0.220%, 05/20/13	10,167,592	1.3
9,868,000		0.190%–0.210%, 04/01/13–06/26/13	9,866,392	1.2
		PACCAR Financial Corp
5,100,000		0.150%, 06/13/13	5,098,449	0.6
		Procter & Gamble Co
20,500,000		0.125%–0.150%, 05/08/13–06/04/13	20,495,441	2.5
		Province of Ontario Canada
6,300,000		0.130%–0.150%, 04/18/13	6,299,566	0.8
17,637,000		0.130%–0.160%, 04/17/13–06/05/13	17,634,456	2.2
		Province of Quebec Canada
10,000,000		0.140%, 07/26/13	9,995,489	1.2
		Standard Chartered Bank NY
14,390,000		0.180%–0.330%, 04/02/13–07/15/13	14,385,586	1.8
		Straight-A Funding LLC
5,500,000		0.190%, 04/08/13	5,499,797	0.7
5,000,000		0.190%, 04/10/13	4,999,762	0.6
		Toronto-Dominion Holdings USA, Inc
6,000,000	y	0.175%, 04/16/13	5,999,562	0.7
		Unilever Capital Corp

Principal		Issuer	Value	% of net assets

COMMERCIAL PAPER—continued

$ 5,400,000	y	0.155%, 06/07/13	$5,398,442	0.7%
		Variable Funding Capital Co LLC
22,300,000	y	0.160%, 04/25/13	22,297,621	2.8
		Other	45,012,767	5.6

			353,767,913	43.9

GOVERNMENT AGENCY DEBT

		Federal Home Loan Bank (FHLB)
10,400,000		0.075%–0.095%, 04/05/13	10,399,900	1.3
8,000,000		0.075%–0.085%, 04/10/13	7,999,843	1.0
5,435,000		0.125%, 04/12/13	5,434,792	0.7
9,370,000		0.080%, 04/24/13	9,369,521	1.2
8,450,000		0.100%–0.110%, 05/10/13	8,449,012	1.1
5,990,000		0.100%–0.130%, 05/17/13	5,989,163	0.7
6,000,000		0.100%–0.123%, 06/12/13	5,998,665	0.7
28,326,000		0.080%–0.137%, 04/19/13–07/05/13	28,321,693	3.5
		Federal Home Loan Mortgage Corp (FHLMC)
11,204,000		0.085%–0.150%, 04/03/13	11,203,923	1.4
9,800,000		0.090%, 04/15/13	9,799,657	1.2
8,000,000		0.130%–0.140%, 05/20/13	7,998,574	1.0
6,000,000		0.120%, 05/21/13	5,999,000	0.7
13,589,000		0.085%–0.170%, 04/17/13–09/10/13	13,587,192	1.7
		Federal National Mortgage Association (FNMA)
9,800,000		0.100%–0.110%, 05/08/13	9,798,985	1.2
16,530,000		0.090%, 06/03/13	16,527,397	2.1
		Other	10,508,654	1.3

			167,385,971	20.8

TREASURY DEBT

		United States Treasury Bill
6,802,000		0.100%–0.104%, 04/04/13	6,801,942	0.8
6,000,000		0.070%–0.091%, 05/16/13	5,999,396	0.8
6,000,000		0.110%–0.132%, 05/30/13	5,998,810	0.7
7,000,000		0.091%–0.106%, 06/06/13	6,998,695	0.9
6,600,000		0.080%–0.091%, 06/13/13	6,598,831	0.8
8,000,000		0.073%–0.103%, 06/27/13	7,998,226	1.0
32,072,000		0.066%–0.139%, 04/18/13–12/12/13	32,066,857	4.0
		United States Treasury Note
8,265,000		0.625%, 04/30/13	8,267,947	1.0
5,000,000		1.375%, 05/15/13	5,007,095	0.6
10,500,000		0.500%, 05/31/13	10,505,404	1.3
10,000,000		0.375%, 07/31/13	10,006,885	1.3
6,800,000		0.750%, 08/15/13	6,814,875	0.9
5,825,000		0.500%, 10/15/13	5,835,554	0.7
6,420,000		0.500%, 11/15/13	6,432,046	0.8
26,675,000		0.125%–1.750%, 04/15/13–01/31/14	26,711,150	3.3

			152,043,713	18.9

VARIABLE RATE SECURITIES

		Canadian Imperial Bank of Commerce
9,500,000	i	0.315%, 01/03/14	9,502,538	1.2
		Federal Farm Credit Bank (FFCB)
10,000,000	i	0.340%, 09/23/13	9,999,806	1.3
9,000,000	i	0.250%, 02/10/14	8,998,431	1.1
5,000,000	i	0.173%, 04/16/14	5,000,000	0.6
28,780,000		0.212%–0.370%, 06/12/13–05/19/14	28,777,835	3.5

40	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Money Market Fund ▪ March 31, 2013

Principal		Issuer	Value	% of net assets

VARIABLE RATE SECURITIES—continued

		Federal Home Loan Bank (FHLB)
$ 9,500,000	i	0.310%, 08/16/13	$9,500,000	1.2%
		Federal National Mortgage Association (FNMA)
5,000,000	i	0.360%, 10/28/13	5,000,000	0.7
		Royal Bank of Canada
5,000,000	i	0.520%, 06/07/13	5,000,000	0.6
5,600,000	i	0.420%, 07/15/13	5,600,000	0.7
		Toronto-Dominion Bank
5,000,000	i	0.294%, 05/30/13	5,000,000	0.6
		Other	14,899,299	1.8

			107,277,909	13.3

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $804,475,506)	804,475,506	99.9

	TOTAL PORTFOLIO
		(Cost $804,475,506)	804,475,506	99.9
	OTHER ASSETS & LIABILITIES, NET		674,320	0.1

	NET ASSETS		$805,149,826	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 3/31/2013, the aggregate value of these securities, including those in “Other,” was $209,564,961 or 26.0% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	41

Statements of assets and liabilities

TIAA-CREF Funds  ▪  March 31, 2013

	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short-Term Bond Fund	Social Choice Bond Fund	Tax-Exempt Bond Fund	Money Market Fund

ASSETS
Portfolio investments, at value†	$2,641,733,241	$4,310,081,454	$1,490,353,456	$2,254,772,233	$1,873,950,242	$1,185,423,440	$56,651,089	$403,712,364	$804,475,506
Cash	18,795,990	44,533,190	7,536,769	16,572,617	4,684,969	142,351	80,245	9,885,152	34,945
Receivable from securities transactions	18,956,026	1,209,490	4,258,514	30,378,416	—	6,688,081	—	—	—
Receivable for delayed delivery securities	—	760,054	3,013,600	11,049,450	—	10,866	—	—	—
Receivable from Fund shares sold	996,728	6,572,933	2,598,755	1,566,846	755,435	2,191,704	15,035	140,443	1,669,914
Dividends and interest receivable	13,427,713	22,934,069	8,357,864	33,775,035	5,545,360	5,066,991	241,228	4,308,160	206,195
Due from affiliates	—	—	—	—	—	—	7,941	2	101,536
Unrealized appreciation on swap agreements	—	—	—	—	—	7,070	—	—	—
Other	76,809	52,810	33,385	47,646	55,496	22,264	103	24,811	36,590

Total assets	2,693,986,507	4,386,144,000	1,516,152,343	2,348,162,243	1,884,991,502	1,199,552,767	56,995,641	418,070,932	806,524,686

LIABILITIES
Management fees payable	116,897	70,065	63,527	127,713	75,906	48,192	3,213	20,054	13,214
Service agreement fees payable	14,530	2,657	6,157	12,265	9,063	13,662	88	—	2,984
Distribution fees payable	22,047	6,375	63,230	95,426	48,617	41,319	678	83,905	92,775
Due to affiliates	14,211	24,009	7,239	11,852	11,694	6,002	360	2,430	6,408
Swap premiums received	207,925	—	59,408	—	—	37,626	—	—	—
Payable for securities transactions	15,410,414	55,443,721	7,955,900	9,747,684	—	11,341,097	249,613	—	—
Payable for delayed delivery securities	254,769,000	47,744,494	202,865,387	68,025,368	—	3,977,153	706,722	9,938,589	—
Payable for Fund shares redeemed	1,287,508	760,214	53,605	2,724,228	704,764	1,339,926	128	268,568	1,132,261
Income distribution payable	3,074,217	652,203	1,710,825	3,996,904	—	317,821	45	92,537	1,786
Unrealized depreciation on swap agreements	7,631	—	2,180	—	—	—	—	—	—
Accrued expenses and other payables	202,565	349,237	142,519	216,123	156,320	128,505	81,454	64,977	125,432

Total liabilities	275,126,945	105,052,975	212,929,977	84,957,563	1,006,364	17,251,303	1,042,301	10,471,060	1,374,860

NET ASSETS	$2,418,859,562	$4,281,091,025	$1,303,222,366	$2,263,204,680	$1,883,985,138	$1,182,301,464	$55,953,340	$407,599,872	$805,149,826

NET ASSETS CONSIST OF:
Paid-in-capital	$2,334,498,730	$4,184,702,916	$1,248,557,509	$2,127,835,445	$1,685,942,846	$1,165,272,799	$55,817,132	$381,878,588	$805,168,383
Undistributed net investment income (loss)	(524,209)	(480,480)	(46,932)	(295,279)	(4,646,416)	(7,317)	(3,642)	11,267	(18,557)
Accumulated net realized gain (loss) on total investments	16,685,991	676,156	8,196,046	48,290,660	224,182	2,299,608	74,053	1,913,548	—
Net unrealized appreciation (depreciation) on total investments	68,199,050	96,192,433	46,515,743	87,373,854	202,464,526	14,736,374	65,797	23,796,469	—

NET ASSETS	$2,418,859,562	$4,281,091,025	$1,303,222,366	$2,263,204,680	$1,883,985,138	$1,182,301,464	$55,953,340	$407,599,872	$805,149,826

INSTITUTIONAL CLASS:
Net assets	$1,951,904,939	$4,174,240,509	$846,872,013	$1,493,398,923	$1,428,565,744	$646,930,733	$50,033,549	$10,155,152	$293,089,712
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	183,506,083	381,915,742	78,529,768	142,074,865	115,178,925	61,509,567	4,989,055	916,459	293,086,399

Net asset value per share	$10.64	$10.93	$10.78	$10.51	$12.40	$10.52	$10.03	$11.08	$1.00

RETIREMENT CLASS:
Net assets	$354,692,628	$65,142,636	$151,446,553	$300,278,499	$220,926,456	$334,477,371	$2,151,895	$—	$73,608,976
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,763,588	5,957,976	14,026,272	28,567,777	17,674,352	31,769,668	214,572	—	73,607,592

Net asset value per share	$10.83	$10.93	$10.80	$10.51	$12.50	$10.53	$10.03	$—	$1.00

RETAIL CLASS:
Net assets	$90,666,672	$14,343,721	$288,130,792	$437,146,552	$220,169,475	$184,636,640	$2,754,751	$397,444,720	$429,521,924
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,383,980	1,311,771	26,667,328	41,411,677	18,149,350	17,539,079	274,720	35,817,590	429,510,519

Net asset value per share	$10.81	$10.93	$10.80	$10.56	$12.13	$10.53	$10.03	$11.10	$1.00

PREMIER CLASS:
Net assets	$21,595,323	$27,364,159	$16,773,008	$32,380,706	$14,323,463	$16,256,720	$1,013,145	$—	$8,929,214
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,029,140	2,503,282	1,555,734	3,079,553	1,156,806	1,544,126	101,025	—	8,929,131

Net asset value per share	$10.64	$10.93	$10.78	$10.51	$12.38	$10.53	$10.03	$—	$1.00

† Portfolio investments, cost	$2,573,527,500	$4,213,889,021	$1,443,836,001	$2,167,398,379	$1,671,485,716	$1,170,694,136	$56,585,292	$379,915,895	$804,475,506

42 2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report 43

Statements of operations

TIAA-CREF Funds  ▪  For the period or year ended March 31, 2013

	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short-Term Bond Fund	Social Choice Bond Fund	Tax-Exempt Bond Fund	Money Market Fund

INVESTMENT INCOME
Interest	$64,511,203	$71,656,123	$39,982,365	$115,349,911	$35,128,698	$17,789,744	$427,040	$12,303,198	$1,714,856
Dividends	—	3,226	109,523	379,089	—	—	8,357	—	—

Total income	64,511,203	71,659,349	40,091,888	115,729,000	35,128,698	17,789,744	435,397	12,303,198	1,714,856

EXPENSES
Management fees	6,728,712	3,612,071	3,531,941	6,308,383	4,315,483	2,452,090	97,471	1,139,203	926,819
Shareholder servicing – Institutional Class	4,090	24,105	2,379	5,938	14,726	2,973	2,084	266	3,075
Shareholder servicing – Retirement Class	848,565	131,174	293,713	633,154	535,101	646,759	3,926	—	183,130
Shareholder servicing – Retail Class	53,694	15,155	253,299	126,606	134,271	118,269	3,706	122,836	542,883
Shareholder servicing – Premier Class	233	179	212	277	217	221	1,859	—	208
Distribution fees – Retail Class	213,960	33,761	713,314	827,675	553,180	442,218	2,204	925,541	1,120,938
Distribution fees – Premier Class	41,081	26,603	20,915	43,887	25,460	27,859	792	—	10,982
Custody and accounting fees	131,353	367,028	134,722	64,751	24,673	67,755	12,897	38,942	58,770
Fund administration fees	128,504	202,877	66,259	101,684	98,337	54,094	1,666	21,290	52,725
Professional fees	78,498	125,182	75,805	81,607	65,851	65,445	113,847	46,676	51,416
Shareholder reports	65,899	109,178	40,648	68,861	57,065	36,138	46,334	16,965	24,419
Compliance fees	65,144	102,978	33,707	51,543	50,304	27,643	827	10,850	26,952
Registration fees	62,113	65,071	49,909	62,591	69,005	50,929	71,160	34,982	88,804
Trustee fees and expenses	23,386	39,260	12,474	18,957	19,003	10,280	345	3,997	9,638
Other expenses	71,270	226,652	45,844	137,989	68,119	65,992	11,600	15,886	11,560

Total expenses	8,516,502	5,081,274	5,275,141	8,533,903	6,030,795	4,068,665	370,718	2,377,434	3,112,319
Less: Expenses reimbursed by the investment adviser	—	(179,383)	—	—	—	—	(253,382)	(254)	(27,337)
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	—	—	(1,566,928)

Net expenses	8,516,502	4,901,891	5,275,141	8,533,903	6,030,795	4,068,665	117,336	2,377,180	1,518,054

Net Investment income (loss)	55,994,701	66,757,458	34,816,747	107,195,097	29,097,903	13,721,079	318,061	9,926,018	196,802

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	65,460,802	5,597,850	24,863,242	57,964,775	6,053,756	3,889,884	329,306	4,574,054	2,449
Swap transactions	18,959	—	(462,605)	—	—	16,250	—	—	—
Foreign currency transactions	(40,933)	—	(20,493)	—	—	—	—	—	—

Net realized gain (loss) on total investments	65,438,828	5,597,850	24,380,144	57,964,775	6,053,756	3,906,134	329,306	4,574,054	2,449

Change in unrealized appreciation (depreciation) on:
Portfolio investments	3,649,293	39,012,612	15,119,856	44,166,571	48,899,074	7,353,483	65,797	4,976,277	—
Swap transactions	(7,631)	—	(2,180)	—	—	7,070	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	940	—	468	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	3,642,602	39,012,612	15,118,144	44,166,571	48,899,074	7,360,553	65,797	4,976,277	—

Net realized and unrealized gain (loss) on total investments	69,081,430	44,610,462	39,498,288	102,131,346	54,952,830	11,266,687	395,103	9,550,331	2,449

Net increase (decrease) in net assets from operations	$125,076,131	$111,367,920	$74,315,035	$209,326,443	$84,050,733	$24,987,766	$713,164	$19,476,349	$199,251

44 2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report 45

Statements of changes in net assets

TIAA-CREF Funds  ▪  For the period or year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		High-Yield Fund		Inflation-Linked Bond Fund		Short-Term Bond Fund

		March 31, 2013	March 31, 2012	March 31, 2013	March 31, 2012	March 31, 2013	March 31, 2012	March 31, 2013	March 31, 2012	March 31, 2013	March 31, 2012	March 31, 2013	March 31, 2012

OPERATIONS
Net investment income (loss)		$55,994,701	$56,406,971	$66,757,458	$48,099,857	$34,816,747	$34,325,058	$107,195,097	$70,893,549	$29,097,903	$41,428,974	$13,721,079	$12,235,037
Net realized gain (loss) on total investments		65,438,828	64,279,808	5,597,850	1,761,806	24,380,144	13,583,384	57,964,775	8,144,783	6,053,756	8,579,123	3,906,134	3,258,251
Net change in unrealized appreciation (depreciation) on total investments		3,642,602	32,189,029	39,012,612	74,500,044	15,118,144	24,394,527	44,166,571	(2,955,968)	48,899,074	89,389,157	7,360,553	6,365,633

Net increase (decrease) in net assets from operations		125,076,131	152,875,808	111,367,920	124,361,707	74,315,035	72,302,969	209,326,443	76,082,364	84,050,733	139,397,254	24,987,766	21,858,921

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(45,915,568)	(46,288,718)	(65,883,516)	(47,347,922)	(23,256,277)	(22,099,978)	(72,256,798)	(45,022,856)	(25,334,485)	(29,443,968)	(8,059,701)	(6,626,202)
	Retirement Class	(7,637,924)	(7,487,308)	(847,727)	(437,594)	(3,250,700)	(2,816,852)	(14,455,204)	(11,744,615)	(3,906,558)	(6,164,646)	(3,256,787)	(2,572,236)
	Retail Class	(1,874,042)	(1,623,598)	(205,603)	(187,245)	(7,691,314)	(8,989,633)	(18,784,905)	(12,016,310)	(4,180,431)	(5,144,657)	(2,158,219)	(2,627,329)
	Premier Class	(646,550)	(1,009,004)	(302,430)	(127,096)	(401,097)	(425,379)	(1,698,190)	(2,109,768)	(354,713)	(655,732)	(263,284)	(413,358)
From realized gains:	Institutional Class	(48,367,034)	(38,955,497)	(4,035,281)	—	(10,519,290)	(852,672)	(4,151,968)	—	(6,141,801)	(1,304,494)	(553,539)	(2,193,413)
	Retirement Class	(9,081,922)	(7,558,514)	(57,674)	—	(1,843,821)	(116,101)	(802,277)	—	(1,014,225)	(280,598)	(279,713)	(966,026)
	Retail Class	(2,330,166)	(1,706,224)	(14,848)	—	(4,004,354)	(373,273)	(1,052,102)	—	(1,071,275)	(223,629)	(171,370)	(929,557)
	Premier Class	(809,581)	(966,139)	(21,301)	—	(222,197)	(17,930)	(103,238)	—	(86,422)	(25,815)	(17,702)	(154,769)

Total distributions		(116,662,787)	(105,595,002)	(71,368,380)	(48,099,857)	(51,189,050)	(35,691,818)	(113,304,682)	(70,893,549)	(42,089,910)	(43,243,539)	(14,760,315)	(16,482,890)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	563,050,715	577,051,242	2,469,837,494	1,658,034,153	245,508,786	291,918,206	679,079,086	478,125,845	682,553,126	448,102,126	324,823,060	245,790,579
	Retirement Class	83,994,885	91,264,367	32,923,410	40,926,507	68,344,121	37,796,067	115,860,305	77,131,912	55,519,318	86,999,141	181,264,073	106,659,482
	Retail Class	27,748,295	29,145,726	5,877,105	9,153,247	26,640,288	24,781,170	228,414,618	105,317,837	57,215,848	71,335,314	47,284,512	39,060,274
	Premier Class	9,286,936	19,719,846	18,474,303	11,979,400	9,132,301	14,243,028	26,157,749	20,688,442	6,482,750	17,495,516	10,057,670	22,289,784
Reinvestments of distributions:	Institutional Class	55,332,928	51,171,533	62,923,794	42,093,571	13,317,927	2,283,118	31,968,800	12,777,250	27,008,943	24,715,991	5,248,749	5,838,213
	Retirement Class	16,719,846	15,045,822	905,401	437,594	5,094,521	2,932,953	15,257,481	11,744,615	4,920,783	6,445,244	3,536,500	3,538,262
	Retail Class	3,956,189	3,189,446	201,863	172,798	10,694,587	8,503,908	18,261,217	10,471,254	5,028,989	5,161,676	2,239,605	3,397,034
	Premier Class	1,456,131	1,975,143	323,731	127,096	623,294	443,309	1,801,428	2,109,768	441,135	681,547	280,986	568,127
Redemptions:	Institutional Class	(433,624,563)	(588,609,139)	(1,306,628,614)	(249,057,226)	(145,989,622)	(94,381,113)	(170,925,029)	(133,470,336)	(487,210,363)	(135,342,314)	(120,588,200)	(78,040,225)
	Retirement Class	(74,802,033)	(45,873,918)	(10,113,128)	(4,150,591)	(19,164,672)	(21,025,144)	(46,848,035)	(62,161,190)	(35,356,839)	(94,551,982)	(41,443,247)	(56,967,811)
	Retail Class	(17,282,933)	(13,597,920)	(4,644,995)	(3,168,767)	(30,669,210)	(33,762,315)	(75,973,827)	(36,574,337)	(48,154,752)	(34,809,335)	(33,609,923)	(32,763,717)
	Premier Class	(22,748,199)	(24,846,289)	(3,123,300)	(3,455,581)	(5,531,958)	(13,935,578)	(17,983,541)	(32,539,868)	(11,443,852)	(17,253,654)	(15,531,316)	(21,701,509)

Net increase (decrease) from shareholder transactions		213,088,197	115,635,859	1,266,957,064	1,503,092,201	178,000,363	219,797,609	805,070,252	453,621,192	257,005,086	378,979,270	363,562,469	237,668,493

Net increase (decrease) in net assets		221,501,541	162,916,665	1,306,956,604	1,579,354,051	201,126,348	256,408,760	901,092,013	458,810,007	298,965,909	475,132,985	373,789,920	243,044,524

NET ASSETS
Beginning of period		2,197,358,021	2,034,441,356	2,974,134,421	1,394,780,370	1,102,096,018	845,687,258	1,362,112,667	903,302,660	1,585,019,229	1,109,886,244	808,511,544	565,467,020

End of period		$2,418,859,562	$2,197,358,021	$4,281,091,025	$2,974,134,421	$1,303,222,366	$1,102,096,018	$2,263,204,680	$1,362,112,667	$1,883,985,138	$1,585,019,229	$1,182,301,464	$808,511,544

Undistributed net investment income (loss) included in net assets		$(524,209)	$(498,836)	$(480,480)	$1,338	$(46,932)	$(150,339)	$(295,279)	$(295,279)	$(4,646,416)	$31,868	$(7,317)	$(7,655)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	52,363,668	54,436,351	224,535,856	154,712,274	22,772,052	28,102,815	66,298,486	48,883,984	54,519,711	37,372,775	30,960,585	23,659,916
	Retirement Class	7,652,705	8,471,229	3,004,770	3,832,262	6,310,907	3,632,755	11,341,118	7,827,751	4,420,381	7,293,353	17,261,505	10,252,190
	Retail Class	2,531,413	2,704,915	536,096	854,365	2,462,327	2,378,595	22,128,807	10,668,253	4,695,969	6,127,171	4,505,506	3,757,911
	Premier Class	862,763	1,852,927	1,685,467	1,114,970	844,731	1,373,594	2,552,877	2,124,781	521,699	1,482,594	957,711	2,142,745
Shares reinvested:	Institutional Class	5,161,381	4,882,630	5,730,773	3,939,619	1,230,953	219,375	3,102,385	1,300,927	2,175,048	2,124,625	500,100	563,342
	Retirement Class	1,529,083	1,405,823	82,293	40,739	470,309	281,381	1,485,661	1,196,730	392,876	551,184	336,335	340,855
	Retail Class	362,256	298,371	18,376	16,169	987,265	815,953	1,769,464	1,062,073	413,573	454,080	213,359	327,227
	Premier Class	135,395	187,607	29,330	11,860	57,577	42,573	175,120	215,014	35,582	58,851	26,744	54,742
Shares redeemed:	Institutional Class	(40,235,802)	(55,365,676)	(118,556,744)	(23,268,118)	(13,524,424)	(9,097,098)	(16,623,005)	(13,662,636)	(38,788,840)	(11,325,610)	(11,492,508)	(7,510,130)
	Retirement Class	(6,852,366)	(4,246,419)	(924,330)	(385,467)	(1,785,846)	(2,025,670)	(4,558,948)	(6,399,316)	(2,826,791)	(7,803,684)	(3,949,785)	(5,475,076)
	Retail Class	(1,583,296)	(1,265,759)	(425,218)	(296,464)	(2,837,685)	(3,247,761)	(7,380,637)	(3,723,005)	(3,962,824)	(2,999,930)	(3,203,104)	(3,151,755)
	Premier Class	(2,124,247)	(2,329,903)	(286,745)	(323,059)	(514,812)	(1,333,205)	(1,739,202)	(3,300,053)	(917,667)	(1,443,886)	(1,478,609)	(2,087,132)

Net increase (decrease) from shareholder transactions		19,802,953	11,032,096	115,429,924	140,249,150	16,473,354	21,143,307	78,552,126	46,194,503	20,678,717	31,891,523	34,637,839	22,874,835

46	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	47

Statements of changes in net assets	concluded

TIAA-CREF Funds ▪ For the period or year ended

		Social Choice Bond Fund	Tax-Exempt Bond Fund		Money Market Fund

		For the period September 21, 2012 to March 31, 2013	March 31, 2013	March 31, 2012	March 31, 2013	March 31, 2012

OPERATIONS
Net investment income (loss)		$318,061	$9,926,018	$9,511,165	$196,802	$119,340
Net realized gain (loss) on total investments		329,306	4,574,054	1,930,701	2,449	2,971
Net change in unrealized appreciation (depreciation) on total investments		65,797	4,976,277	21,579,931	—	—

Net increase (decrease) in net assets from operations		713,164	19,476,349	33,021,797	199,251	122,311

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(301,901)	(274,879)	(308,364)	(196,802)	(119,340)
	Retirement Class	(7,740)	—	—	—	—
	Retail Class	(7,785)	(9,651,139)	(9,202,801)	—	—
	Premier Class	(5,406)	—	—	—	—
From realized gains:	Institutional Class	(236,728)	(68,631)	—	—	—
	Retirement Class	(7,251)	—	—	—	—
	Retail Class	(6,373)	(2,686,511)	—	—	—
	Premier Class	(4,901)	—	—	—	—

Total distributions		(578,085)	(12,681,160)	(9,511,165)	(196,802)	(119,340)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	49,448,686	2,198,516	2,171,201	269,814,392	181,215,283
	Retirement Class	2,390,840	—	—	53,594,729	196,097,762
	Retail Class	2,756,274	82,476,341	73,236,741	192,650,445	220,902,291
	Premier Class	1,000,020	—	—	8,885,201	19,378,251
Reinvestments of distributions:	Institutional Class	538,629	18,061	27,766	193,287	119,340
	Retirement Class	14,991	—	—	—	—
	Retail Class	14,086	11,147,997	8,119,250	—	—
	Premier Class	10,307	—	—	—	—
Redemptions:	Institutional Class	(82,807)	(1,751,710)	(3,420,266)	(446,507,509)	(138,977,286)
	Retirement Class	(254,404)	—	—	(60,675,564)	(180,168,501)
	Retail Class	(18,341)	(44,309,639)	(44,603,620)	(249,499,765)	(316,627,054)
	Premier Class	(20)	—	—	(6,662,279)	(28,350,145)

Net increase (decrease) from shareholder transactions		55,818,261	49,779,566	35,531,072	(238,207,063)	(46,410,059)

Net increase (decrease) in net assets		55,953,340	56,574,755	59,041,704	(238,204,614)	(46,407,088)

NET ASSETS
Beginning of period		—	351,025,117	291,983,413	1,043,354,440	1,089,761,528

End of period		$55,953,340	$407,599,872	$351,025,117	$805,149,826	$1,043,354,440

Undistributed net investment income (loss) included in net assets		$(3,642)	$11,267	$11,267	$(18,557)	$(4,552)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,943,741	197,184	201,411	269,814,392	181,215,278
	Retirement Class	238,505	—	—	53,594,729	196,097,762
	Retail Class	275,153	7,406,556	6,844,591	192,650,445	220,902,291
	Premier Class	100,002	—	—	8,885,201	19,378,251
Shares reinvested:	Institutional Class	53,589	1,617	2,604	193,287	119,345
	Retirement Class	1,492	—	—	—	—
	Retail Class	1,402	996,902	761,472	—	—
	Premier Class	1,025	—	—	—	—
Shares redeemed:	Institutional Class	(8,275)	(157,719)	(323,233)	(446,507,509)	(138,977,286)
	Retirement Class	(25,425)	—	—	(60,675,564)	(180,168,501)
	Retail Class	(1,835)	(3,984,095)	(4,206,139)	(249,499,765)	(316,627,054)
	Premier Class	(2)	—	—	(6,662,279)	(28,350,145)

Net increase (decrease) from shareholder transactions		5,579,372	4,460,445	3,280,706	(238,207,063)	(46,410,059)

48	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	49

Financial highlights

Bond Fund  ▪  For the period or year ended

	Institutional Class

	3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.59		$10.36		$10.70		$10.20		$ 9.68		$ 9.94

Gain from investment operations:
Net investment income (loss) (a)	0.27		0.29		0.15		0.35		0.41		0.48
Net realized and unrealized gain (loss) on total investments	0.34		0.50		(0.22)		0.50		0.52		(0.26)

Total gain (loss) from investment operations	0.61		0.79		(0.07)		0.85		0.93		0.22

Less distributions from:
Net investment income	(0.27)		(0.29)		(0.15)		(0.35)		(0.41)		(0.48)
Net realized gains	(0.29)		(0.27)		(0.12)		—		—		—

Total distributions	(0.56)		(0.56)		(0.27)		(0.35)		(0.41)		(0.48)

Net asset value, end of period	$10.64		$10.59		$10.36		$10.70		$10.20		$ 9.68

TOTAL RETURN	5.77%		7.81%		(0.67	)%(b)	8.47%		10.00%		2.06%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,951,905		$1,759,983		$1,681,237		$2,474,347		$2,151,009		$1,883,323
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32%		0.33%		0.33	%(c)	0.33%		0.36%		0.32%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32%		0.33%		0.33	%(c)	0.33%		0.34%		0.32%
Ratio of net investment income (loss) to average net assets	2.50%		2.78%		2.80	%(c)	3.35%		4.20%		4.79%
Portfolio turnover rate	358	%(g)	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%

	Retirement Class

	3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.77		$10.54		$10.88		$10.37		$ 9.84		$10.10

Gain from investment operations:
Net investment income (loss) (a)	0.25		0.27		0.14		0.32		0.39		0.46
Net realized and unrealized gain (loss) on total investments	0.35		0.50		(0.22)		0.52		0.54		(0.27)

Total gain (loss) from investment operations	0.60		0.77		(0.08)		0.84		0.93		0.19

Less distributions from:
Net investment income	(0.25)		(0.27)		(0.14)		(0.33)		(0.40)		(0.45)
Net realized gains	(0.29)		(0.27)		(0.12)		—		—		—

Total distributions	(0.54)		(0.54)		(0.26)		(0.33)		(0.40)		(0.45)

Net asset value, end of period	$10.83		$10.77		$10.54		$10.88		$10.37		$ 9.84

TOTAL RETURN	5.55%		7.45%		(0.76	)%(b)	8.22%		9.64%		1.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$354,693		$327,833		$261,330		$239,160		$121,753		$28,760
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57%		0.58%		0.58	%(c)	0.58%		0.62%		0.57%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57%		0.58%		0.58	%(c)	0.58%		0.59%		0.57%
Ratio of net investment income (loss) to average net assets	2.25%		2.53%		2.56	%(c)	3.06%		3.86%		4.56%
Portfolio turnover rate	358	%(g)	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%

50	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Bond Fund  ▪  For the period or year ended

	Retail Class

	3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.76		$10.53		$10.87		$10.36		$ 9.83		$10.09

Gain from investment operations:
Net investment income (loss) (a)	0.24		0.27		0.14		0.33		0.41		0.48
Net realized and unrealized gain (loss) on total investments	0.34		0.50		(0.22)		0.52		0.53		(0.27)

Total gain (loss) from investment operations	0.58		0.77		(0.08)		0.85		0.94		0.21

Less distributions from:
Net investment income	(0.24)		(0.27)		(0.14)		(0.34)		(0.41)		(0.47)
Net realized gains	(0.29)		(0.27)		(0.12)		—		—		—

Total distributions	(0.53)		(0.54)		(0.26)		(0.34)		(0.41)		(0.47)

Net asset value, end of period	$10.81		$10.76		$10.53		$10.87		$10.36		$ 9.83

TOTAL RETURN	5.39%		7.44%		(0.74	)%(b)	8.31%		9.75%		2.08%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$90,667		$76,117		$56,163		$58,330		$35,143		$21,166
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63%		0.60%		0.52	%(c)	0.50%		0.68%		0.56%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.63%		0.60%		0.52	%(c)	0.50%		0.50%		0.39%
Ratio of net investment income (loss) to average net assets	2.19%		2.50%		2.61	%(c)	3.16%		4.04%		4.73%
Portfolio turnover rate	358	%(g)	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%

	Premier Class

	3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.59		$10.37		$10.71		$10.20		$10.20

Gain from investment operations:
Net investment income (loss) (a)	0.26		0.28		0.14		0.31		0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.33		0.49		(0.22)		0.53		—

Total gain (loss) from investment operations	0.59		0.77		(0.08)		0.84		0.00	(d)

Less distributions from:
Net investment income	(0.25)		(0.28)		(0.14)		(0.33)		—
Net realized gains	(0.29)		(0.27)		(0.12)		—		—

Total distributions	(0.54)		(0.55)		(0.26)		(0.33)		—

Net asset value, end of period	$10.64		$10.59		$10.37		$10.71		$10.20

TOTAL RETURN	5.61%		7.54%		(0.75	)%(b)	8.40%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$21,595		$33,425		$35,712		$22,196		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47%		0.48%		0.48	%(c)	0.48%		220.90	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47%		0.48%		0.48	%(c)	0.48%		0.50	%(c)
Ratio of net investment income (loss) to average net assets	2.35%		2.63%		2.65	%(c)	2.94%		0.00	%(c)
Portfolio turnover rate	358	%(g)	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
(g)

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending March 31, 2013, March 31, 2012, March 31, 2011, September 30, 2010 and September 30, 2009 were 196%, 140%, 49%, 67% and 113%, respectively.

*	The Premier Class commenced operations on September 30, 2009
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	51

Financial highlights

Bond Index Fund  ▪  For the period or year ended

	Institutional Class

	3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.77	$10.25	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.20	0.26	0.13		0.31		0.01
Net realized and unrealized gain (loss) on total investments	0.18	0.52	(0.24)		0.46		0.04

Total gain (loss) from investment operations	0.38	0.78	(0.11)		0.77		0.05

Less distributions from:
Net investment income	(0.21)	(0.26)	(0.13)		(0.31)		(0.01)
Net realized gains	(0.01)	—	(0.01)		(0.00	)(d)	—

Total distributions	(0.22)	(0.26)	(0.14)		(0.31)		(0.01)

Net asset value, end of period	$10.93	$10.77	$10.25		$10.50		$10.04

TOTAL RETURN	3.51%	7.69%	(1.11	)%(b)	7.87%		0.48	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$4,174,241	$2,908,947	$1,382,598		$411,709		$99,497
Ratio of expenses to average net assets before expense waiver and reimbursement	0.14%	0.15%	0.17	%(c)	0.31%		3.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13%	0.13%	0.13	%(c)	0.13%		0.12	%(c)
Ratio of net investment income (loss) to average net assets	1.85%	2.42%	2.44	%(c)	3.08%		1.65	%(c)
Portfolio turnover rate	22%	23%	87	%(b)(f)	66	%(f)	279	%(b)

	Retirement Class

	3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.77	$10.26	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.18	0.23	0.11		0.29		0.01
Net realized and unrealized gain (loss) on total investments	0.17	0.52	(0.23)		0.46		0.04

Total gain (loss) from investment operations	0.35	0.75	(0.12)		0.75		0.05

Less distributions from:
Net investment income	(0.18)	(0.24)	(0.11)		(0.29)		(0.01)
Net realized gains	(0.01)	—	(0.01)		(0.00	)(d)	—

Total distributions	(0.19)	(0.24)	(0.12)		(0.29)		(0.01)

Net asset value, end of period	$10.93	$10.77	$10.26		$10.50		$10.04

TOTAL RETURN	3.25%	7.32%	(1.14	)%(b)	7.61%		0.47	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$65,143	$40,874	$3,157		$2,887		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38%	0.40%	0.43	%(c)	0.57%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38%	0.38%	0.38	%(c)	0.38%		0.36	%(c)
Ratio of net investment income (loss) to average net assets	1.60%	2.11%	2.19	%(c)	2.82%		1.41	%(c)
Portfolio turnover rate	22%	23%	87	%(b)(f)	66	%(f)	279	%(b)

52	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Bond Index Fund ▪ For the period or year ended

	Retail Class

	3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.77	$10.26	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.17	0.22	0.11		0.28		0.01
Net realized and unrealized gain (loss) on total investments	0.17	0.52	(0.23)		0.46		0.04

Total gain (loss) from investment operations	0.34	0.74	(0.12)		0.74		0.05

Less distributions from:
Net investment income	(0.17)	(0.23)	(0.11)		(0.28)		(0.01)
Net realized gains	(0.01)	—	(0.01)		(0.00	)(d)	—

Total distributions	(0.18)	(0.23)	(0.12)		(0.28)		(0.01)

Net asset value, end of period	$10.93	$10.77	$10.26		$10.50		$10.04

TOTAL RETURN	3.15%	7.22%	(1.19	)%(b)	7.51%		0.46	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$14,344	$12,737	$6,242		$4,215		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50%	0.49%	0.54	%(c)	0.66%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48%	0.48%	0.48	%(c)	0.48%		0.45	%(c)
Ratio of net investment income (loss) to average net assets	1.52%	2.08%	2.10	%(c)	2.74%		1.32	%(c)
Portfolio turnover rate	22%	23%	87	%(b)(f)	66	%(f)	279	%(b)

	Premier Class

	3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.77	$10.25	$10.49		$10.04		$10.04

Gain from investment operations:
Net investment income (loss) (a)	0.19	0.24	0.12		0.30		—
Net realized and unrealized gain (loss) on total investments	0.17	0.53	(0.23)		0.45		—

Total gain (loss) from investment operations	0.36	0.77	(0.11)		0.75		—

Less distributions from:
Net investment income	(0.19)	(0.25)	(0.12)		(0.30)		—
Net realized gains	(0.01)	—	(0.01)		(0.00	)(d)	—

Total distributions	(0.20)	(0.25)	(0.13)		(0.30)		—

Net asset value, end of period	$10.93	$10.77	$10.25		$10.49		$10.04

TOTAL RETURN	3.36%	7.53%	(1.09	)%(b)	7.61%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$27,364	$11,577	$2,784		$1,451		$1,000
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29%	0.30%	0.33	%(c)	0.47%		55.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28%	0.28%	0.28	%(c)	0.28%		0.28	%(c)
Ratio of net investment income (loss) to average net assets	1.70%	2.22%	2.31	%(c)	2.94%		0.00	%(c)
Portfolio turnover rate	22%	23%	87	%(b)(f)	66	%(f)	279	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
*	The Premier Class commenced operations on September 30, 2009
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.
‡	The Fund commenced operations on September 14, 2009.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	53

Financial highlights

Bond Plus Fund  ▪  For the period or year ended

	Institutional Class

	3/31/13		3/31/12		3/31/11†		9/30/10		9/30/09		9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.56		$10.16		$10.36		$ 9.78		$9.38		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.33		0.38		0.20		0.47		0.47		0.51
Net realized and unrealized gain (loss) on total investments	0.37		0.41		(0.20)		0.58		0.40		(0.62)

Total gain (loss) from investment operations	0.70		0.79		0.00	(d)	1.05		0.87		(0.11)

Less distributions from:
Net investment income	(0.33)		(0.38)		(0.20)		(0.47)		(0.47)		(0.51)
Net realized gains	(0.15)		(0.01)		—		—		—		—

Total distributions	(0.48)		(0.39)		(0.20)		(0.47)		(0.47)		(0.51)

Net asset value, end of period	$10.78		$10.56		$10.16		$10.36		$9.78		$ 9.38

TOTAL RETURN	6.69%		7.91%		(0.03	)%(b)	10.98%		9.67%		(1.18)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$846,872		$718,619		$496,173		$238,020		$206,893		$245,035
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34%		0.35%		0.37	%(c)	0.37%		0.40%		0.38%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%		0.35%		0.35	%(c)	0.35%		0.35%		0.35%
Ratio of net investment income (loss) to average net assets	3.05%		3.62%		3.90	%(c)	4.68%		5.07%		5.17%
Portfolio turnover rate	268	%(g)	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%

	Retirement Class

	3/31/13		3/31/12		3/31/11†		9/30/10		9/30/09		9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.57		$10.17		$10.37		$ 9.79		$ 9.39		$10.02

Gain from investment operations:
Net investment income (loss) (a)	0.30		0.35		0.18		0.43		0.45		0.49
Net realized and unrealized gain (loss) on total investments	0.38		0.41		(0.20)		0.59		0.40		(0.63)

Total gain (loss) from investment operations	0.68		0.76		(0.02)		1.02		0.85		(0.14)

Less distributions from:
Net investment income	(0.30)		(0.35)		(0.18)		(0.44)		(0.45)		(0.49)
Net realized gains	(0.15)		(0.01)		—		—		—		—

Total distributions	(0.45)		(0.36)		(0.18)		(0.44)		(0.45)		(0.49)

Net asset value, end of period	$10.80		$10.57		$10.17		$10.37		$ 9.79		$ 9.39

TOTAL RETURN	6.52%		7.64%		(0.16	)%(b)	10.70%		9.39%		(1.49)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$151,447		$95,480		$72,668		$92,179		$58,533		$9,913
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59%		0.60%		0.62	%(c)	0.62%		0.65%		0.63%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.59%		0.60%		0.60	%(c)	0.60%		0.60%		0.61%
Ratio of net investment income (loss) to average net assets	2.79%		3.36%		3.58	%(c)	4.34%		4.80%		4.95%
Portfolio turnover rate	268	%(g)	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%

54	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Bond Plus Fund ▪ For the period or year ended

	Retail Class

	3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.58		$10.18		$10.38		$ 9.80		$ 9.40		$10.02

Gain from investment operations:
Net investment income (loss) (a)	0.29		0.35		0.18		0.45		0.46		0.50
Net realized and unrealized gain (loss) on total investments	0.37		0.41		(0.20)		0.58		0.40		(0.61)

Total gain (loss) from investment operations	0.66		0.76		(0.02)		1.03		0.86		(0.11)

Less distributions from:
Net investment income	(0.29)		(0.35)		(0.18)		(0.45)		(0.46)		(0.51)
Net realized gains	(0.15)		(0.01)		—		—		—		—

Total distributions	(0.44)		(0.36)		(0.18)		(0.45)		(0.46)		(0.51)

Net asset value, end of period	$10.80		$10.58		$10.18		$10.38		$ 9.80		$ 9.40

TOTAL RETURN	6.32%		7.59%		(0.14	)%(b)	10.78%		9.50%		(1.26)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$288,131		$275,663		$265,818		$277,069		$247,928		$241,183
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68%		0.64%		0.59	%(c)	0.54%		0.74%		0.74%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68%		0.64%		0.58	%(c)	0.52%		0.49%		0.44%
Ratio of net investment income (loss) to average net assets	2.71%		3.33%		3.62	%(c)	4.50%		4.93%		5.09%
Portfolio turnover rate	268	%(g)	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%

	Premier Class

	3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.56		$10.16		$10.36		$ 9.78		$ 9.78

Gain from investment operations:
Net investment income (loss) (a)	0.31		0.36		0.19		0.40		0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.37		0.41		(0.20)		0.63		—

Total gain (loss) from investment operations	0.68		0.77		(0.01)		1.03		0.00	(d)

Less distributions from:
Net investment income	(0.31)		(0.36)		(0.19)		(0.45)		—
Net realized gains	(0.15)		(0.01)		—		—		—

Total distributions	(0.46)		(0.37)		(0.19)		(0.45)		—

Net asset value, end of period	$10.78		$10.56		$10.16		$10.36		$ 9.78

TOTAL RETURN	6.53%		7.75%		(0.11	)%(b)	10.82%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$16,773		$12,334		$11,028		$10,857		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49%		0.50%		0.52	%(c)	0.52%		220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49%		0.50%		0.50	%(c)	0.50%		0.50	%(c)
Ratio of net investment income (loss) to average net assets	2.89%		3.45%		3.69	%(c)	3.89%		0.00	%(c)
Portfolio turnover rate	268	%(g)	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(g)

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending March 31, 2013, March 31, 2012, March 31, 2011, September 30, 2010 and September 30, 2009 were 108%, 105%, 63%, 90% and 108%, respectively.

*	The Premier Class commenced operations on September 30, 2009
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	55

Financial highlights

High-Yield Fund  ▪  For the period or year ended

	Institutional Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.97	$ 9.99	$ 9.74		$ 9.04	$ 8.41	$ 9.94

Gain from investment operations:
Net investment income (loss) (a)	0.61	0.68	0.35		0.72	0.78	0.76
Net realized and unrealized gain (loss) on total investments	0.57	(0.02)	0.25		0.70	0.63	(1.52)

Total gain (loss) from investment operations	1.18	0.66	0.60		1.42	1.41	(0.76)

Less distributions from:
Net investment income	(0.61)	(0.68)	(0.35)		(0.72)	(0.78)	(0.76)
Net realized gains	(0.03)	—	—		—	—	(0.01)

Total distributions	(0.64)	(0.68)	(0.35)		(0.72)	(0.78)	(0.77)

Net asset value, end of period	$10.51	$ 9.97	$ 9.99		$ 9.74	$ 9.04	$ 8.41

TOTAL RETURN	12.21%	6.91%	6.22	%(b)	16.41%	18.83%	(8.15)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,493,399	$889,869	$527,004		$398,933	$245,983	$228,048
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38%	0.39%	0.40	%(c)	0.41%	0.45%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38%	0.39%	0.40	%(c)	0.40%	0.40%	0.40%
Ratio of net investment income (loss) to average net assets	5.96%	6.90%	7.04	%(c)	7.76%	10.07%	8.05%
Portfolio turnover rate	83%	62%	43	%(b)	109%	79%	59%

	Retirement Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.96	$ 9.99	$ 9.74		$ 9.04	$ 8.41	$ 9.95

Gain from investment operations:
Net investment income (loss) (a)	0.58	0.65	0.34		0.70	0.76	0.74
Net realized and unrealized gain (loss) on total investments	0.59	(0.03)	0.25		0.70	0.63	(1.53)

Total gain (loss) from investment operations	1.17	0.62	0.59		1.40	1.39	(0.79)

Less distributions from:
Net investment income	(0.59)	(0.65)	(0.34)		(0.70)	(0.76)	(0.74)
Net realized gains	(0.03)	—	—		—	—	(0.01)

Total distributions	(0.62)	(0.65)	(0.34)		(0.70)	(0.76)	(0.75)

Net asset value, end of period	$10.51	$ 9.96	$ 9.99		$ 9.74	$ 9.04	$ 8.41

TOTAL RETURN	12.05%	6.54%	6.09	%(b)	16.12%	18.54%	(8.45)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$300,278	$202,282	$176,489		$166,383	$125,322	$28,694
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63%	0.64%	0.65	%(c)	0.66%	0.71%	0.69%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.63%	0.64%	0.65	%(c)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	5.72%	6.65%	6.78	%(c)	7.49%	9.38%	7.91%
Portfolio turnover rate	83%	62%	43	%(b)	109%	79%	59%

56	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

High-Yield Fund ▪ For the period or year ended

	Retail Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.01	$10.03	$ 9.78		$ 9.08	$ 8.44	$ 9.98

Gain from investment operations:
Net investment income (loss) (a)	0.58	0.65	0.34		0.71	0.77	0.75
Net realized and unrealized gain (loss) on total investments	0.58	(0.02)	0.25		0.70	0.64	(1.53)

Total gain (loss) from investment operations	1.16	0.63	0.59		1.41	1.41	(0.78)

Less distributions from:
Net investment income	(0.58)	(0.65)	(0.34)		(0.71)	(0.77)	(0.75)
Net realized gains	(0.03)	—	—		—	—	(0.01)

Total distributions	(0.61)	(0.65)	(0.34)		(0.71)	(0.77)	(0.76)

Net asset value, end of period	$10.56	$10.01	$10.03		$ 9.78	$ 9.08	$ 8.44

TOTAL RETURN	11.98%	6.63%	6.11	%(b)	16.18%	18.78%	(8.28)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$437,147	$249,119	$169,337		$156,374	$126,323	$101,026
Ratio of expenses to average net assets before expense waiver and reimbursement	0.67%	0.66%	0.59	%(c)	0.58%	0.79%	0.71%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.67%	0.66%	0.59	%(c)	0.57%	0.54%	0.48%
Ratio of net investment income (loss) to average net assets	5.67%	6.62%	6.85	%(c)	7.60%	9.86%	7.94%
Portfolio turnover rate	83%	62%	43	%(b)	109%	79%	59%

	Premier Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.97	$ 9.99	$ 9.74		$ 9.04	$ 9.04

Gain from investment operations:
Net investment income (loss) (a)	0.59	0.66	0.34		0.71	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.58	(0.02)	0.25		0.70	—

Total gain (loss) from investment operations	1.17	0.64	0.59		1.41	0.00	(d)

Less distributions from:
Net investment income	(0.60)	(0.66)	(0.34)		(0.71)	—
Net realized gains	(0.03)	—	—		—	—

Total distributions	(0.63)	(0.66)	(0.34)		(0.71)	—

Net asset value, end of period	$10.51	$ 9.97	$ 9.99		$ 9.74	$ 9.04

TOTAL RETURN	12.05%	6.75%	6.14	%(b)	16.23%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$32,381	$20,842	$30,472		$16,836	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53%	0.54%	0.55	%(c)	0.56%	220.96	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53%	0.54%	0.55	%(c)	0.55%	0.55	%(c)
Ratio of net investment income (loss) to average net assets	5.80%	6.74%	6.87	%(c)	7.52%	0.00	%(c)
Portfolio turnover rate	83%	62%	43	%(b)	109%	79%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	57

Financial highlights

Inflation-Linked Bond Fund  ▪  For the period or year ended

	Institutional Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.07	$11.16	$11.21		$10.53	$10.07	$10.12

Gain from investment operations:
Net investment income (loss) (a)	0.21	0.36	0.17		0.27	(0.02)	0.71
Net realized and unrealized gain (loss) on total investments	0.43	0.95	(0.05)		0.67	0.48	(0.07)

Total gain (loss) from investment operations	0.64	1.31	0.12		0.94	0.46	0.64

Less distributions from:
Net investment income	(0.25)	(0.39)	(0.17)		(0.26)	0.00 (d)	(0.69)
Net realized gains	(0.06)	(0.01)	—		—	—	—

Total distributions	(0.31)	(0.40)	(0.17)		(0.26)	0.00 (d)	(0.69)

Net asset value, end of period	$12.40	$12.07	$11.16		$11.21	$10.53	$10.07

TOTAL RETURN	5.28%	11.92%	1.05	%(b)	9.04%	4.57%	6.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,428,566	$1,174,406	$771,048		$737,043	$524,468	$440,993
Ratio of expenses to average net assets before expense waiver and reimbursement	0.27%	0.28%	0.29	%(c)	0.32%	0.39%	0.34%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.27%	0.28%	0.29	%(c)	0.32%	0.35%	0.34%
Ratio of net investment income (loss) to average net assets	1.72%	3.07%	3.01	%(c)	2.47%	(0.18)%	6.67%
Portfolio turnover rate	14%	13%	7	%(b)	12%	17%	16%

	Retirement Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.18	$11.25	$11.31		$10.62	$10.18	$10.23

Gain from investment operations:
Net investment income (loss) (a)	0.19	0.36	0.15		0.24	(0.02)	0.82
Net realized and unrealized gain (loss) on total investments	0.42	0.94	(0.06)		0.68	0.46	(0.20)

Total gain (loss) from investment operations	0.61	1.30	0.09		0.92	0.44	0.62

Less distributions from:
Net investment income	(0.23)	(0.36)	(0.15)		(0.23)	0.00 (d)	(0.67)
Net realized gains	(0.06)	(0.01)	—		—	—	—

Total distributions	(0.29)	(0.37)	(0.15)		(0.23)	0.00 (d)	(0.67)

Net asset value, end of period	$12.50	$12.18	$11.25		$11.31	$10.62	$10.18

TOTAL RETURN	5.02%	11.73%	0.83	%(b)	8.80%	4.33%	5.95%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$220,926	$191,083	$176,090		$175,037	$112,192	$88,127
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52%	0.53%	0.54	%(c)	0.57%	0.64%	0.59%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52%	0.53%	0.54	%(c)	0.57%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	1.48%	3.01%	2.77	%(c)	2.20%	(0.20)%	7.57%
Portfolio turnover rate	14%	13%	7	%(b)	12%	17%	16%

58	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Inflation-Linked Bond Fund  ▪  For the period or year ended

	Retail Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.84	$10.95	$11.00		$10.34	$ 9.90	$ 9.96

Gain from investment operations:
Net investment income (loss) (a)	0.17	0.34	0.16		0.24	(0.06)	0.77
Net realized and unrealized gain (loss) on total investments	0.41	0.92	(0.05)		0.66	0.50	(0.15)

Total gain (loss) from investment operations	0.58	1.26	0.11		0.90	0.44	0.62

Less distributions from:
Net investment income	(0.23)	(0.36)	(0.16)		(0.24)	0.00 (d)	(0.68)
Net realized gains	(0.06)	(0.01)	—		—	—	—

Total distributions	(0.29)	(0.37)	(0.16)		(0.24)	0.00 (d)	(0.68)

Net asset value, end of period	$12.13	$11.84	$10.95		$11.00	$10.34	$ 9.90

TOTAL RETURN	4.90%	11.68%	0.98	%(b)	8.84%	4.45%	6.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$220,169	$201,227	$146,917		$147,427	$127,272	$131,575
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58%	0.55%	0.47	%(c)	0.49%	0.66%	0.58%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.58%	0.55%	0.47	%(c)	0.49%	0.49%	0.44%
Ratio of net investment income (loss) to average net assets	1.43%	2.91%	2.80	%(c)	2.30%	(0.59)%	7.28%
Portfolio turnover rate	14%	13%	7	%(b)	12%	17%	16%

	Premier Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.06	$11.15	$11.21		$10.53	$10.53

Gain from investment operations:
Net investment income (loss) (a)	0.24	0.37	0.16		0.13	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.38	0.92	(0.06)		0.80	—

Total gain (loss) from investment operations	0.62	1.29	0.10		0.93	0.00	(d)

Less distributions from:
Net investment income	(0.24)	(0.37)	(0.16)		(0.25)	—
Net realized gains	(0.06)	(0.01)	—		—	—

Total distributions	(0.30)	(0.38)	(0.16)		(0.25)	—

Net asset value, end of period	$12.38	$12.06	$11.15		$11.21	$10.53

TOTAL RETURN	5.12%	11.77%	0.89	%(b)	8.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$14,323	$18,303	$15,832		$14,474	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.42%	0.43%	0.44	%(c)	0.47%	220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.42%	0.43%	0.44	%(c)	0.47%	0.50	%(c)
Ratio of net investment income (loss) to average net assets	1.89%	3.13%	2.88	%(c)	1.19%	0.00	%(c)
Portfolio turnover rate	14%	13%	7	%(b)	12%	17%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from
September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	59

Financial highlights

Short-Term Bond Fund  ▪  For the period or year ended

	Institutional Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.40	$10.30	$10.43		$10.11	$ 9.78	$10.04

Gain from investment operations:
Net investment income (loss) (a)	0.16	0.20	0.11		0.28	0.36	0.45
Net realized and unrealized gain (loss) on total investments	0.13	0.16	(0.13)		0.32	0.33	(0.26)

Total gain (loss) from investment operations	0.29	0.36	(0.02)		0.60	0.69	0.19

Less distributions from:
Net investment income	(0.16)	(0.20)	(0.11)		(0.28)	(0.36)	(0.45)
Net realized gains	(0.01)	(0.06)	—		—	—	—

Total distributions	(0.17)	(0.26)	(0.11)		(0.28)	(0.36)	(0.45)

Net asset value, end of period	$10.52	$10.40	$10.30		$10.43	$10.11	$ 9.78

TOTAL RETURN	2.82%	3.53%	(0.20	)%(b)	6.05%	7.23%	1.88%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$646,931	$431,936	$255,835		$176,043	$101,583	$135,936
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29%	0.31%	0.32	%(c)	0.33%	0.38%	0.37%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.29%	0.30%	0.30	%(c)	0.30%	0.29%	0.31%
Ratio of net investment income (loss) to average net assets	1.52%	1.90%	2.11	%(c)	2.74%	3.66%	4.46%
Portfolio turnover rate	78%	146%	93	%(b)	95%	173%	102%

	Retirement Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.41	$10.31	$10.44		$10.12	$ 9.78	$10.05

Gain from investment operations:
Net investment income (loss) (a)	0.13	0.17	0.10		0.25	0.34	0.42
Net realized and unrealized gain (loss) on total investments	0.14	0.16	(0.13)		0.33	0.34	(0.26)

Total gain (loss) from investment operations	0.27	0.33	(0.03)		0.58	0.68	0.16

Less distributions from:
Net investment income	(0.14)	(0.17)	(0.10)		(0.26)	(0.34)	(0.43)
Net realized gains	(0.01)	(0.06)	—		—	—	—

Total distributions	(0.15)	(0.23)	(0.10)		(0.26)	(0.34)	(0.43)

Net asset value, end of period	$10.53	$10.41	$10.31		$10.44	$10.12	$ 9.78

TOTAL RETURN	2.56%	3.27%	(0.32	)%(b)	5.79%	7.07%	1.56%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$334,477	$188,614	$134,128		$121,535	$56,366	$19,752
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54%	0.55%	0.57	%(c)	0.58%	0.64%	0.63%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54%	0.55%	0.55	%(c)	0.55%	0.54%	0.56%
Ratio of net investment income (loss) to average net assets	1.26%	1.65%	1.86	%(c)	2.42%	3.40%	4.23%
Portfolio turnover rate	78%	146%	93	%(b)	95%	173%	102%

60	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Short-Term Bond Fund ▪ For the period or year ended

	Retail Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.41	$10.31	$10.44		$10.12	$ 9.78	$10.05

Gain from investment operations:
Net investment income (loss) (a)	0.13	0.17	0.10		0.26	0.35	0.44
Net realized and unrealized gain (loss) on total investments	0.13	0.16	(0.13)		0.33	0.34	(0.27)

Total gain (loss) from investment operations	0.26	0.33	(0.03)		0.59	0.69	0.17

Less distributions from:
Net investment income	(0.13)	(0.17)	(0.10)		(0.27)	(0.35)	(0.44)
Net realized gains	(0.01)	(0.06)	—		—	—	—

Total distributions	(0.14)	(0.23)	(0.10)		(0.27)	(0.35)	(0.44)

Net asset value, end of period	$10.53	$10.41	$10.31		$10.44	$10.12	$ 9.78

TOTAL RETURN	2.50%	3.24%	(0.30	)%(b)	5.87%	7.19%	1.71%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$184,637	$166,750	$155,623		$149,768	$111,912	$104,084
Ratio of expenses to average net assets before expense waiver and reimbursement	0.60%	0.58%	0.52	%(c)	0.50%	0.71%	0.67%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60%	0.57%	0.50	%(c)	0.47%	0.43%	0.38%
Ratio of net investment income (loss) to average net assets	1.22%	1.64%	1.91	%(c)	2.58%	3.53%	4.40%
Portfolio turnover rate	78%	146%	93	% (b)	95%	173%	102%

	Premier Class

	3/31/13	3/31/12	3/31/11†		9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.41	$10.31	$10.43		$10.11	$10.11

Gain from investment operations:
Net investment income (loss) (a)	0.15	0.18	0.10		0.25	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.13	0.16	(0.12)		0.34	—

Total gain (loss) from investment operations	0.28	0.34	(0.02)		0.59	0.00	(d)

Less distributions from:
Net investment income	(0.15)	(0.18)	(0.10)		(0.27)	—
Net realized gains	(0.01)	(0.06)	—		—	—

Total distributions	(0.16)	(0.24)	(0.10)		(0.27)	—

Net asset value, end of period	$10.53	$10.41	$10.31		$10.43	$10.11

TOTAL RETURN	2.67%	3.37%	(0.18	)%(b)	5.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$16,257	$21,211	$19,881		$19,884	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.44%	0.45%	0.47	%(c)	0.48%	220.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44%	0.45%	0.45	%(c)	0.45%	0.45	%(c)
Ratio of net investment income (loss) to average net assets	1.42%	1.75%	1.95	%(c)	2.39%	0.00	%(c)
Portfolio turnover rate	78%	146%	93	%(b)	95%	173%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	61

Financial highlights

Social Choice Bond Fund ▪ For the period ended

	Institutional Class

	3/31/13‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.06
Net realized and unrealized gain (loss) on total investments	0.08

Total gain (loss) from investment operations	0.14

Less distributions from:
Net investment income	(0.06)
Net realized gains	(0.05)

Total distributions	(0.11)

Net asset value, end of period	$10.03

TOTAL RETURN	1.41	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$50,034
Ratio of expenses to average net assets before expense waiver and reimbursement	1.29	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)
Ratio of net investment income (loss) to average net assets	1.18	%(c)
Portfolio turnover rate	186	%(b)

	Retirement Class

	3/31/13‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.05
Net realized and unrealized gain (loss) on total investments	0.08

Total gain (loss) from investment operations	0.13

Less distributions from:
Net investment income	(0.05)
Net realized gains	(0.05)

Total distributions	(0.10)

Net asset value, end of period	$10.03

TOTAL RETURN	1.28	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$2,152
Ratio of expenses to average net assets before expense waiver and reimbursement	1.77	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.65	%(c)
Ratio of net investment income (loss) to average net assets	0.97	%(c)
Portfolio turnover rate	186	%(b)

62	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Social Choice Bond Fund ▪ For the period ended

	Retail Class

	3/31/13‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.05
Net realized and unrealized gain (loss) on total investments	0.07

Total gain (loss) from investment operations	0.12

Less distributions from:
Net investment income	(0.04)
Net realized gains	(0.05)

Total distributions	(0.09)

Net asset value, end of period	$10.03

TOTAL RETURN	1.22	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$2,755
Ratio of expenses to average net assets before expense waiver and reimbursement	1.94	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.75	%(c)
Ratio of net investment income (loss) to average net assets	0.88	%(c)
Portfolio turnover rate	186	%(b)

	Premier Class

	3/31/13‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.05
Net realized and unrealized gain (loss) on total investments	0.08

Total gain (loss) from investment operations	0.13

Less distributions from:
Net investment income	(0.05)
Net realized gains	(0.05)

Total distributions	(0.10)

Net asset value, end of period	$10.03

TOTAL RETURN	1.33	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,013
Ratio of expenses to average net assets before expense waiver and reimbursement	1.78	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)
Ratio of net investment income (loss) to average net assets	1.02	%(c)
Portfolio turnover rate	186	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
‡	The Fund commenced operations on September 21, 2012.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	63

Financial highlights

Tax-Exempt Bond Fund ▪ For the period or year ended

	Institutional Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.86	$10.06	$10.80		$10.51	$9.69		$10.13

Gain from investment operations:
Net investment income (loss) (a)	0.32	0.34	0.19		0.38	0.38		0.36
Net realized and unrealized gain (loss) on total investments	0.30	0.80	(0.63)		0.31	0.82		(0.44)

Total gain (loss) from investment operations	0.62	1.14	(0.44)		0.69	1.20		(0.08)

Less distributions from:
Net investment income	(0.32)	(0.34)	(0.19)		(0.38)	(0.38)		(0.36)
Net realized gains	(0.08)	—	(0.11)		(0.02)	(0.00	)(d)	(0.00	)(d)

Total distributions	(0.40)	(0.34)	(0.30)		(0.40)	(0.38)		(0.36)

Net asset value, end of period	$11.08	$10.86	$10.06		$10.80	$10.51		$9.69

TOTAL RETURN	5.74%	11.46%	(4.07	)%(b)	6.75%	12.70%		(0.87)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$10,155	$9,508	$10,003		$14,845	$23,263		$66,144
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35%	0.38%	0.40	%(c)	0.38%	0.42%		0.41%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.35%	0.35	%(c)	0.35%	0.35%		0.36%
Ratio of net investment income (loss) to average net assets	2.89%	3.21%	3.70	%(c)	3.66%	3.83%		3.51%
Portfolio turnover rate	49%	59%	11	%(b)	29%	28%		50%

	Retail Class

	3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.88	$10.07	$10.81		$10.52	$9.70		$10.14

Gain from investment operations:
Net investment income (loss) (a)	0.29	0.32	0.18		0.37	0.36		0.35
Net realized and unrealized gain (loss) on total investments	0.30	0.81	(0.63)		0.31	0.83		(0.44)

Total gain (loss) from investment operations	0.59	1.13	(0.45)		0.68	1.19		(0.09)

Less distributions from:
Net investment income	(0.29)	(0.32)	(0.18)		(0.37)	(0.37)		(0.35)
Net realized gains	(0.08)	—	(0.11)		(0.02)	(0.00	)(d)	(0.00	)(d)

Total distributions	(0.37)	(0.32)	(0.29)		(0.39)	(0.37)		(0.35)

Net asset value, end of period	$11.10	$10.88	$10.07		$10.81	$10.52		$9.70

TOTAL RETURN	5.44%	11.30%	(4.14	)%(b)	6.61%	12.55%		(0.90)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$397,445	$341,517	$281,980		$318,965	$236,065		$179,559
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63%	0.62%	0.55	%(c)	0.52%	0.70%		0.65%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.63%	0.59%	0.51	%(c)	0.49%	0.47%		0.39%
Ratio of net investment income (loss) to average net assets	2.61%	2.96%	3.56	%(c)	3.52%	3.67%		3.49%
Portfolio turnover rate	49%	59%	11	%(b)	29%	28%		50%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

64	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights

Money Market Fund ▪ For the period or year ended

	Institutional Class

	3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Gain from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.01	0.03
Net realized and unrealized gain (loss) on total investments	—		—		—		—		—	—

Total gain (loss) from investment operations	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.01	0.03

Less distributions from:
Net investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.03)
Net realized gains	—		—		—		—		—	—

Total distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.05%		0.03%		0.04	%(b)	0.13%		1.03%	3.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$293,090		$469,588		$427,230		$433,888		$336,137	$293,537
Ratio of expenses to average net assets before expense waiver and reimbursement	0.14%		0.13%		0.15	%(c)	0.15%		0.22%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.14%		0.13%		0.15	%(c)	0.15%		0.17%	0.14%
Ratio of net investment income (loss) to average net assets	0.05%		0.03%		0.09	%(c)	0.13%		1.00%	3.39%

	Retirement Class

	3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Gain from investment operations:
Net investment income (loss) (a)	—	—	—		0.00	(d)	0.01	0.03
Net realized and unrealized gain (loss) on total investments	—	—	—		—		—	—

Total gain (loss) from investment operations	—	—	—		0.00	(d)	0.01	0.03

Less distributions from:
Net investment income	—	—	—		(0.00	)(d)	(0.01)	(0.03)
Net realized gains	—	—	—		—		—	—

Total distributions	—	—	—		(0.00	)(d)	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.00%	0.00%	0.00	%(b)	0.00%		0.78%	3.25%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$73,609	$80,690	$64,760		$79,434		$133,415	$97,832
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39%	0.39%	0.40	%(c)	0.40%		0.47%	0.39%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.19%	0.16%	0.23	%(c)	0.27%		0.41%	0.39%
Ratio of net investment income (loss) to average net assets	0.00%	0.00%	0.00	%(c)	0.00%		0.75%	3.26%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	65

Financial highlights	concluded

Money Market Fund ▪ For the period or year ended

	Retail Class

	3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Gain from investment operations:
Net investment income (loss) (a)	—	—	—		0.00	(d)	0.01	0.03
Net realized and unrealized gain (loss) on total investments	—	—	—		—		—	—

Total gain (loss) from investment operations	—	—	—		0.00	(d)	0.01	0.03

Less distributions from:
Net investment income	—	—	—		(0.00	)(d)	(0.01)	(0.03)
Net realized gains	—	—	—		—		—	—

Total distributions	—	—	—		(0.00	)(d)	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.00%	0.00%	0.00	%(b)	0.00%		0.91%	3.43%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$429,522	$486,370	$582,093		$650,426		$887,149	$1,093,363
Ratio of expenses to average net assets before expense waiver and reimbursement	0.51%	0.44%	0.39	%(c)	0.33%		0.54%	0.40%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.19%	0.16%	0.23	%(c)	0.27%		0.28%	0.22%
Ratio of net investment income (loss) to average net assets	0.00%	0.00%	0.00	%(c)	0.00%		0.95%	3.34%

	Premier Class

	3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00

Gain from investment operations:
Net investment income (loss) (a)	—	—	—		0.00	(d)	—
Net realized and unrealized gain (loss) on total investments	—	—	—		—		—

Total gain (loss) from investment operations	—	—	—		0.00	(d)	—

Less distributions from:
Net investment income	—	—	—		(0.00	)(d)	—
Net realized gains	—	—	—		—		—

Total distributions	—	—	—		(0.00	)(d)	—

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00

TOTAL RETURN	0.00%	0.00%	0.00	%(b)	0.00%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$8,929	$6,706	$15,678		$12,431		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29%	0.28%	0.30	%(c)	0.29%		220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.19%	0.16%	0.23	%(c)	0.27%		0.00	%(c)
Ratio of net investment income (loss) to average net assets	0.00%	0.00%	0.00	%(c)	0.00%		0.00	%(c)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009
†	Amounts shown are for the six-month period ended March 31, 2011 and not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

66	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant
accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Social Choice Bond Fund commenced operations on September 21, 2012.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009–2013) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2013, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, the utilization of tax equalization credits, dividend reclassifications and income generated from swaps were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	67

Notes to financial statements

Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds expect to adopt these new disclosure requirements for the September 30, 2013 semiannual report. Management is currently evaluating the impact of the Update’s adoption on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as level 2 in the fair value hierarchy.

Any portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

68	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2013, there were no material transfers between levels by the Funds.

As of March 31, 2013, 100% of the value of investments in the Bond Fund, Bond Index Fund, Inflation-Linked Bond Fund,

Short-Term Bond Fund, Tax-Exempt Bond Fund and Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of March 31,2013 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Bond Plus
Bank loan obligations	$—	$57,953,465	$—	$57,953,465
Corporate bonds	—	539,439,121	—	539,439,121
Government bonds	—	504,132,126	—	504,132,126
Structured assets	—	147,313,085	—	147,313,085
Preferred stocks	1,466,506	—	—	1,466,506
Short-term investments	—	240,049,153	—	240,049,153
Credit default swaps*		(61,588)		(61,588)

Total	$1,466,506	$1,488,825,362	$—	$1,490,291,868

High-Yield
Bank loan obligations	$—	$254,448,577	$—	$254,448,577
Corporate bonds	—	1,895,769,765	—	1,895,769,765
Preferred stocks	7,867,320	—	—	7,867,320
Short-term investments	—	96,686,571	—	96,686,571
Unfunded loan commitment	—	—	—	—

Total	$7,867,320	$2,246,904,913	$—	$2,254,772,233

Social Choice Bond
Bank loan obligations	$—	$458,896	$—	$458,896
Corporate bonds	—	26,209,202	—	26,209,202
Government bonds	—	23,405,895	—	23,405,895
Structured assets	—	4,624,169	—	4,624,169
Preferred stocks	259,019	—	—	259,019
Short-term investments	—	1,693,908	—	1,693,908

Total	$259,019	$56,392,070	$—	$56,651,089

* Derivatives instruments are not reflected in the summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At March 31, 2013, the following funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities:

	Asset derivatives		Liabilities derivatives

Derivative contracts	Location	Fair value amount	Location	Fair value amount

Bond Fund
Credit contracts			Swap premiums received	$207,925
Credit contracts		$—	Unrealized depreciation on swap agreements	7,631

Bond Plus Fund
Credit contracts			Swap premiums received	59,408
Credit contracts		$—	Unrealized depreciation on swap agreements	2,180

Short-Term Bond Fund
Credit contracts	Unrealized appreciation on swap agreements	$7,070	Swap premiums received	37,626

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	69

Notes to financial statements

For the year ended March 31, 2013, the effects of derivative contracts on the Funds’ Statements of Operations were as follows:

Derivative contracts	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation )

Bond Fund
Credit contracts	Swap transactions	$18,959		$(7,631)
Bond Plus Fund
Credit contracts	Swap transactions	(462,605)		(2,180)
Short-Term Bond Fund
Credit contracts	Swap transactions	16,250		7,070

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event.

The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets and depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended March 31, 2013, the Bond Fund, Bond Plus Fund, and the Short-Term Bond Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At March 31, 2013, open credit default swap contracts sold by the Funds were as follows:

Fund	Reference entity	Counterparty	Maturity date	Fixed payments received by fund per annum	Implied credit spread at 3/31/2013	(1)	Notional amount	(2)	Upfront premium paid (received )	Unrealized appreciation (depreciation )

Bond	Federative Republic of Brazil	UBS AG	9/20/22	1.00%	1.75%		$3,500,000		$ (207,925)	$(7,631)
Bond Plus	Federative Republic of Brazil	UBS AG	9/20/22	1.00	1.75		1,000,000		(59,408)	(2,180)
Short-Term Bond	Federative Republic of Brazil	Bank of America	9/20/17	1.00	1.24		3,000,000		(37,626)	7,070

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of year end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. Prior to January 1, 2013, the Retail Class of each Fund (except the Bond Index Fund, and Social Choice Bond Fund) reimbursed TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

70	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

For the Money Market Fund, TPIS waived a portion of distribution Rule 12b-1 plan expenses on the Retail Class, and Advisors is reimbursing certain other Retail Class expenses. In addition, TPIS waived a portion of the distribution Rule 12b-1 plan expenses on the Premier Class and Advisors waived a portion of service agreement fees on the Retirement Class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time. The amounts waived and reimbursed are disclosed on the Statements of Operations.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of March 31, 2013, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee-effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡

Fund			Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Bond*	0.27%–0.30%	0.29%	0.25%	0.25%	0.15%	0.35%	0.60%	0.70%	0.50%
Bond Index	0.10	0.10	0.25	0.25	0.15	0.13	0.38	0.48	0.28
Bond Plus*	0.27–0.30	0.30	0.25	0.25	0.15	0.35	0.60	0.70	0.50
High-Yield*	0.32–0.35	0.35	0.25	0.25	0.15	0.40	0.65	0.75	0.55
Inflation-Linked Bond*	0.22–0.25	0.25	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Short-Term Bond*	0.22–0.25	0.25	0.25	0.25	0.15	0.30	0.55	0.65	0.45
Social Choice Bond	0.32–0.35	0.35	0.25	0.25	0.15	0.40	0.65	0.75	0.55
Tax-Exempt Bond*	0.27–0.30	0.30	—	0.25	—	0.35	—	0.70	—
Money Market	0.10	0.10	0.25	0.25	0.15	0.15	0.40	0.50	0.30

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2014. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Social Choice Bond Fund, TIAA, an affiliate, invested in the Fund. In addition, a registered separate account of TIAA has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA, its registered separate account (collectively “TIAA Access”), and other funds within the Trust:

Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total

Bond	—	70%	—	—	—	1%	71%
Bond Index	—	—	11%	—	—	—	11
Bond Plus	—	36	—	2%	18%	3	59
High-Yield	—	27	—	—	1	—	28
Inflation-Linked Bond	—	12	2	—	—	—	14
Short-Term Bond	—	18	—	1	—	1	20
Social Choice Bond	91%	—	—	—	—	—	91
Money Market	—	—	—	—	—	1	1

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of March 31, 2013, six 529 Plans own 19%, 18%, 9%, 8%, 7% and 5%, respectively, of the Bond Index Fund; one 529 Plan owns 5% of the High-Yield Fund; four 529 Plans own 13%, 12%, 7% and 5%, respectively, of the Inflation-Linked Bond Fund; one 529 Plan owns 8% of the Short-Term Bond Fund; and two 529 Plans own 6% and 6%, respectively, of the Money Market Fund.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	71

Notes to financial statements

request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The High-Yield Fund entered into a loan commitment to fund a portion of a bridge loan facility. The Fund is obligated to fund this loan commitment at the borrower’s discretion. The Fund reserves against such contingent obligation by segregating short-term securities or cash. At March 31, 2013, the Fund had an unfunded loan commitment of $20 million. The unfunded loan commitment is marked-to-market daily and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and the Statements of Operations.

Net unrealized appreciation (depreciation): At March 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Bond	$2,573,837,637	$73,711,984	$(5,816,380)	$67,895,604
Bond Index	4,215,859,397	102,779,721	(8,557,664)	94,222,057
Bond Plus	1,443,974,079	48,765,056	(2,385,679)	46,379,377
High-Yield	2,167,398,577	96,359,060	(8,985,404)	87,373,656
Inflation-Linked Bond	1,673,276,746	201,072,368	(398,872)	200,673,496
Short-Term Bond	1,170,820,998	15,595,910	(993,468)	14,602,442
Social Choice Bond	56,590,110	255,910	(194,931)	60,979
Tax-Exempt Bond	380,067,153	24,035,104	(389,893)	23,645,211

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended March 31, 2013 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Bond	$1,746,934,216	$6,461,950,941	$1,324,542,493	$6,602,515,522
Bond Index	523,168,906	1,926,049,290	110,361,932	693,714,753
Bond Plus	766,918,363	2,538,557,535	550,599,710	2,500,611,036
High-Yield	2,201,734,761	—	1,465,050,776	—
Inflation-Linked Bond	—	481,892,793	—	244,271,542
Short-Term Bond	645,374,909	487,127,820	276,525,038	433,421,131
Social Choice Bond	60,278,681	90,455,418	20,104,897	74,497,625
Tax-Exempt Bond	245,562,815	—	178,481,406	—

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2013, and the year ended March 31, 2012 was as follows:

	3/31/2013			3/31/2012

Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total

Bond	$93,553,722	$23,109,065	$116,662,787	$83,985,826	$21,609,176	$105,595,002
Bond Index	68,492,296	2,876,084	71,368,380	48,099,857	—	48,099,857
Bond Plus	45,878,777	5,310,273	51,189,050	34,331,842	1,359,976	35,691,818
High-Yield	107,195,097	6,109,585	113,304,682	70,893,549	—	70,893,549
Inflation-Linked Bond	33,776,187	8,313,723	42,089,910	41,409,003	1,834,536	43,243,539
Short-Term Bond	14,760,315	—	14,760,315	13,827,727	2,655,163	16,482,890
Social Choice Bond	578,085	—	578,085	—	—	—
Tax-Exempt Bond *	10,811,362	1,869,798	12,681,160	9,511,165	—	9,511,165
Money Market	196,802	—	196,802	119,340	—	119,340

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2013 and 2012 of $9,922,131 and $9,502,594, respectively.

72	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

concluded

As of March 31, 2013, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Post-October losses	Total

Bond	$7,639,801	$12,050,367	$67,888,917	$—	$87,579,085
Bond Index	1,684,851	1,668,012	94,222,059	—	97,574,922
Bond Plus	2,307,996	7,637,461	46,377,662	—	56,323,119
High-Yield	14,020,516	37,931,281	87,373,656	—	139,325,453
Inflation-Linked Bond	1,883,494	1,162,433	200,673,491	(5,633,372)	198,086,046
Short-Term Bond	2,756,742	—	14,609,511	—	17,366,253
Social Choice Bond	80,149	—	60,979	—	141,128
Tax-Exempt Bond	1,315,827	863,642	23,645,211	—	25,824,680
Money Market	10,856	—	—	—	10,856

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of tax equalization credits, the utilization of capital loss carryovers, and the treatment of short-term gain as ordinary income for tax purposes.

For the year ended March 31, 2013, the High-Yield Fund utilized $406,727 of its capital loss carryover available from prior years.

Note 7—line of credit

Each of the Funds, except the Social Choice Bond Fund and the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2013, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	73

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and the Money Market Fund (nine of the portfolios constituting the TIAA-CREF Funds; hereafter referred to as the “Funds”), at March 31, 2013, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts
May 17, 2013

74	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Trustees and officers (unaudited)

TIAA-CREF Funds ▪ March 31, 2013

Trustees
Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	78

Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Director of the Maine Chapter of the Nature Conservancy.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	78

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	78	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	78	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	78	None

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Former Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management.	78

Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Former Principal, BAM Consulting LLC (2003–2009); Former Independent Consultant for Merrill Lynch (2003–2009).	78

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and the North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	78	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	75

Trustees and officers (unaudited)

TIAA-CREF Funds ▪ March 31, 2013

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Former Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	78	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	78

Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2012). President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011). Former Chief Financial Officer, Van Kampen Funds (2005–2006).

76	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

concluded

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009). Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary since 2012.

Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	77

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 28, 2013, at which it considered the annual renewal of the Agreement with respect to each applicable Fund other than the Social Choice Bond Fund using its previously-established process. (The Board did not consider the renewal of the Agreement for the Social Choice Bond Fund at this meeting because this Fund’s Agreement was initially approved in mid-2012 with a two-year term. Accordingly, in the discussion below, the references to “Funds” do not include the Social Choice Bond Fund.) As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 28, 2013 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meeting held on March 28, 2013, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group or, for the Bond Index Fund only, its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best

78	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 28, 2013, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund

(“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of the Bond Index Fund before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, securities lending and class action litigation on the Bond Index Fund’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2012 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	79

Renewal of investment management agreement (unaudited)

the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to most of the Funds under the Agreement and that TAI expected this trend to continue, but that for certain of the Funds, like the Money Market Fund, there was no current expectation for TAI to earn a profit in the foreseeable future. For the Money Market Fund, this was due to ongoing advisory and other waivers by TAI and its affiliates necessary to maintain a Fund yield of at least 0.00%. With respect to those Funds for which the Agreement was profitable to TAI in 2012, the Board concluded that those profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower management fee rates) on many actively-managed Funds (which were profitable to TAI) would have a material effect on their fees. The Board considered TAI’s representation that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, in the future TAI may manage institutional client assets through unregistered commingled funds or separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and accounts, this is due in part to the fact that these other funds and accounts: may be offered through products that charge additional fees to their investors; may be offered in different types of markets; may be provided with different types or levels of services by TAI; may target different types of investors; and/or may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund (except where otherwise noted). Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below ended as of December 31, 2012. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding a Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to that Fund after

80	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

taking into account the different management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedule. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2012 under the Agreement.

Bond Fund

•

The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.294% of average daily net assets.

•

The Fund’s total expenses and management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) for the one-year period and in the 1st quintile of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).

•

The Fund was in the 3rd quintile of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for the one- and five-year periods and in the 5th quintile of its Performance Group for the three- and ten-year periods. The Fund was in the 2nd quintile of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for the one-year period and in the 3rd quintile of its Performance Universe for the three-, five- and ten-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund did not have an Expense Group. The Fund’s total expenses and management fees were in the 3rd quintile of its Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 5th and 4th quintiles of its Performance Universe for the one- and three-year periods, respectively.
•

For the one- and three-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Barclays U.S. Aggregate Bond Index, was +3 and –4 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Bond Plus Fund

•

The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.298% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and 1st and 2nd quintiles, respectively, of its Expense Universe.

•

The Fund was in the 3rd, 3rd and 4th quintiles, respectively, of its Performance Group for the one-, three- and five-year periods. The Fund was in the 2nd, 1st and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

High-Yield Fund

•

The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.345% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 4th, 1st and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Inflation-Linked Bond Fund

•

The Fund’s annual contractual management fee rate is 0.25% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.245% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Universe and in the1st quintile of its Expense Group.
•

The Fund was in the 3rd, 3rd and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd quintile of its Performance Universe for the one-year period and in the 2nd quintile of its Performance Universe for the three-, five- and ten-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Short-Term Bond Fund

•

The Fund’s annual contractual management fee rate is 0.25% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.249% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 4th, 2nd and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2013 Annual Report	81

Renewal of investment management agreement (unaudited)	concluded

Tax-Exempt Bond Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, the Fund had not reached any of its advisory fee breakpoints.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Universe.
•

The Fund was in the 3rd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st and 2nd quintiles, respectively, of its Expense Group, and the 1st quintile of its Expense Universe.
•

The Fund was in the 2nd quintile of its Performance Group for the one- and three-year periods and in the 1st quintile of its Performance Group for the five- and ten-year periods. The Fund was in the 3rd, 2nd, 2nd, and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	Since July 2009, TAI and its affiliates have waived or reimbursed over $4.1 million in Fund fees or expenses, respectively, to maintain a yield of at least 0.00%.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

Important tax information (unaudited)

For the year ended March 31, 2013, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains

Bond	$25,538,417
Bond Index	3,140,898
Bond Plus	5,811,361
High-Yield	7,378,884
Inflation-Linked Bond	10,597,801
Short-Term Bond	—
Social Choice Bond	—
Tax-Exempt Bond	1,961,803
Money Market	—

The Tax-Exempt Bond Fund paid distributions to shareholders during the year ended March 31, 2013, and the year ended

March 31, 2012, totaling $12,681,160, and $9,511,165, of which $9,922,131, and $9,502,594, respectively, was exempt from federal income tax and has been designated as Exempt Interest Dividends.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2013, which will be reported in conjunction with your 2013 Form 1099-DIV.

By early 2014, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

82	2013 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended March 31, 2012 and March 31, 2013, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $552,000 and $448,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended March 31, 2012 and March 31, 2013, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended March 31, 2012 and March 31, 2013, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended March 31, 2012 and March 31, 2013, PwC’s aggregate fees for tax services billed to the Registrant were $100,820 and $116,700, respectively.

For the fiscal years ended March 31, 2012 and March 31, 2013, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended March 31, 2012 and March 31, 2013, PwC’s aggregate fees for all other services billed to the Registrant were $12,923 and $6,500, respectively.

For the fiscal years ended March 31, 2012 and March 31, 2013, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2012 and March 31, 2013 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2012 and March 31, 2013 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2012 and March 31, 2013 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2012 and March 31, 2013 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2012 and March 31, 2013 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2012 and March 31, 2013 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2012 and March 31, 2013, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $259,480 and $275,315, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.6%

ASSET MANAGEMENT & CUSTODY BANKS - 0.3%
200,000		Blackstone Group LP	$3,956,000

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	3,956,000

CASINOS & GAMING - 0.3%
75,000	*	Penn National Gaming, Inc	4,082,250

		TOTAL CASINOS & GAMING	4,082,250

CONSTRUCTION MATERIALS - 0.5%
100,000		Eagle Materials, Inc	6,663,000

		TOTAL CONSTRUCTION MATERIALS	6,663,000

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.3%
800,000		Hang Lung Group Ltd	4,507,222
696,000	*,m	Mission West Properties, Inc	41,760

		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	4,548,982

DIVERSIFIED REITS - 2.4%
175,000		Duke Realty Corp	2,971,500
150,000		iShares Dow Jones US Real Estate Index Fund	10,422,000
350,000		Retail Opportunities Investment Corp	4,903,500
175,000		Vornado Realty Trust	14,637,000

		TOTAL DIVERSIFIED REITS	32,934,000

HOMEBUILDING - 4.4%
200,000	*	Meritage Homes Corp	9,372,000
8,000	*	NVR, Inc	8,640,880
550,000	*	Pulte Homes, Inc	11,132,000
200,000		Ryland Group, Inc	8,324,000
1,100,000	*	Standard-Pacific Corp	9,504,000
200,000	*	Toll Brothers, Inc	6,848,000
330,000	*	TRI Pointe Homes, Inc	6,649,500

		TOTAL HOMEBUILDING	60,470,380

HOTELS, RESORTS & CRUISE LINES - 0.5%
100,000		Starwood Hotels & Resorts Worldwide, Inc	6,373,000

		TOTAL HOTELS, RESORTS & CRUISE LINES	6,373,000

INDUSTRIAL REITS - 7.1%
240,000		EastGroup Properties, Inc	13,968,000
325,000		First Industrial Realty Trust, Inc	5,567,250
3,000,000		Global Logistic Properties	6,371,000
1,700,000		Prologis, Inc	67,966,000
150,000		Terreno Realty Corp	2,697,000

		TOTAL INDUSTRIAL REITS	96,569,250

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

OFFICE REITS - 8.5%
37,172		BioMed Realty Trust, Inc	$802,915
500,000		Boston Properties, Inc	50,530,000
200,000		Digital Realty Trust, Inc	13,382,000
100,000		HRPT Properties Trust	2,244,000
220,000		Kilroy Realty Corp	11,528,000
350,000		Parkway Properties, Inc	6,492,500
360,000		SL Green Realty Corp	30,999,600

		TOTAL OFFICE REITS	115,979,015

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,b,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 1.4%
3,817,056	a	Thomas Properties Group, Inc	19,581,498

		TOTAL REAL ESTATE OPERATING COMPANIES	19,581,498

RESIDENTIAL REITS - 17.1%
590,000		American Campus Communities, Inc	26,750,600
475,000		AvalonBay Communities, Inc	60,168,250
125,000		BRE Properties, Inc (Class A)	6,085,000
360,000		Camden Property Trust	24,724,800
250,000		Education Realty Trust, Inc	2,632,500
200,000		Equity Lifestyle Properties, Inc	15,360,000
800,000		Equity Residential	44,048,000
160,000		Essex Property Trust, Inc	24,092,800
650,000		Post Properties, Inc	30,615,000

		TOTAL RESIDENTIAL REITS	234,476,950

RETAIL REITS - 24.5%
1,100,000		DDR Corp	19,162,000
400,000		Equity One, Inc	9,588,000
260,000		Federal Realty Investment Trust	28,090,400
2,250,000		General Growth Properties, Inc	44,730,000
200,000		Macerich Co	12,876,000
300,000		Realty Income Corp	13,605,000
275,000		Regency Centers Corp	14,550,250
1,000,000		Simon Property Group, Inc	158,560,000
330,000		Tanger Factory Outlet Centers, Inc	11,939,400
290,000		Taubman Centers, Inc	22,521,400

		TOTAL RETAIL REITS	335,622,450

SECURITY & ALARM SERVICES - 0.9%
300,000		Corrections Corp of America	11,721,000

		TOTAL SECURITY & ALARM SERVICES	11,721,000

SPECIALIZED REITS - 29.4%
925,000		American Tower Corp	71,151,000

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

500,000		CubeSmart	$7,900,000
110,000		Entertainment Properties Trust	5,725,500
400,000		Extra Space Storage, Inc	15,708,000
1,150,000		HCP, Inc	57,339,000
650,000		Health Care REIT, Inc	44,141,500
100,000		Hospitality Properties Trust	2,744,000
1,700,000		Host Marriott Corp	29,733,000
200,000		Medical Properties Trust, Inc	3,208,000
125,000		Plum Creek Timber Co, Inc	6,525,000
100,000		Potlatch Corp	4,586,001
355,000		Public Storage, Inc	54,073,600
1,500,000	*	Strategic Hotels & Resorts, Inc	12,525,000
700,000	*	Sunstone Hotel Investors, Inc	8,617,000
580,000		Ventas, Inc	42,456,000
1,175,000		Weyerhaeuser Co	36,871,500

		TOTAL SPECIALIZED REITS	403,304,101

		TOTAL COMMON STOCKS	1,336,281,876

		(Cost $1,116,018,229)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.0%
TREASURY DEBT - 2.0%
$17,000,000	United States Treasury Bill	0.070%	04/25/13	16,999,207
10,000,000	United States Treasury Bill	0.063	05/02/13	9,999,457

				26,998,664

	TOTAL SHORT-TERM INVESTMENTS			26,998,664

	(Cost $26,998,664)

	TOTAL INVESTMENTS - 99.6%			1,363,280,540
	(Cost $1,143,016,893)
	OTHER ASSETS & LIABILITIES, NET - 0.4%			5,434,546

	NET ASSETS - 100.0%			$1,368,715,086

	ABBREVIATION(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
b	In bankruptcy.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.2%

CAPITAL GOODS - 0.0%
$750,000	h,i	Apex Tool Group LLC	4.500%	02/01/20	$759,585

		TOTAL CAPITAL GOODS			759,585

CONSUMER SERVICES - 0.1%
2,050,000	i	ARAMARK Corp	3.500	09/07/19	2,067,917

		TOTAL CONSUMER SERVICES			2,067,917

MEDIA - 0.1%
1,122,188	i	Windstream Corp	4.000	01/23/20	1,132,714

		TOTAL MEDIA			1,132,714

		TOTAL BANK LOAN OBLIGATIONS			3,960,216

		(Cost $3,908,256)

BONDS - 96.1%

CORPORATE BONDS - 41.4%

AUTOMOBILES & COMPONENTS - 0.2%
4,200,000		Ford Motor Co	4.750	01/15/43	3,908,953
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	790,270

		TOTAL AUTOMOBILES & COMPONENTS			4,699,223

BANKS - 5.0%
1,190,000	g	Abbey National Treasury Services plc	3.875	11/10/14	1,233,694
950,000	g	Akbank TAS	3.875	10/24/17	967,813
1,570,000	g	Banco de Bogota S.A.	5.000	01/15/17	1,681,863
2,840,000	g	Banco de Credito del Peru	5.375	09/16/20	3,095,600
1,150,000	g	Banco de Credito e Inversiones	4.000	02/11/23	1,138,040
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,014,109
3,125,000	g	Banco del Estado de Chile	2.000	11/09/17	3,128,394
600,000	g	Banco del Estado de Chile	3.875	02/08/22	630,547
1,500,000	g	Banco do Brasil S.A.	5.875	01/26/22	1,605,000
845,000		Banco do Brasil S.A.	3.875	10/10/22	817,537
		Banco Santander Mexico S.A. Institucion de Banca
900,000	g	Multiple Grupo Financiero Santand	4.125	11/09/22	904,500
1,635,000		Bancolombia S.A.	5.950	06/03/21	1,839,375
1,600,000		Bancolombia S.A.	5.125	09/11/22	1,608,000
1,350,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	1,363,770
3,000,000	g	Bank of India	3.625	09/21/18	3,011,220
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,075,896
1,320,000	g	BBVA Banco Continental S.A.	5.000	08/26/22	1,389,300
3,750,000		BDO Unibank, Inc	4.500	02/16/17	3,864,742

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,675,000	g	Caixa Economica Federal	2.375%	11/06/17	$3,570,262
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,057,536
1,500,000		Citigroup, Inc	2.250	08/07/15	1,535,380
665,000		Citigroup, Inc	6.000	12/13/13	688,992
1,615,000		Citigroup, Inc	5.000	09/15/14	1,695,798
2,050,000		Citigroup, Inc	1.300	04/01/16	2,049,758
5,350,000		Citigroup, Inc	4.450	01/10/17	5,890,008
1,975,000		Citigroup, Inc	4.050	07/30/22	2,040,220
3,696,000		Citigroup, Inc	3.375	03/01/23	3,725,694
1,950,000		Citigroup, Inc	5.875	01/30/42	2,330,527
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	377,565
600,000		Deutsche Bank AG	3.875	08/18/14	624,788
2,325,000	g	HSBC Bank plc	3.100	05/24/16	2,472,345
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,451,299
225,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	224,395
1,700,000		HSBC Holdings plc	4.000	03/30/22	1,829,078
675,000		HSBC Holdings plc	6.500	09/15/37	826,796
2,000,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	2,181,480
2,325,000	g	ICICI Bank Ltd	4.700	02/21/18	2,453,968
895,000		JPMorgan Chase & Co	5.125	09/15/14	949,402
2,150,000		JPMorgan Chase & Co	1.100	10/15/15	2,153,053
4,500,000		JPMorgan Chase & Co	5.400	01/06/42	5,165,329
3,150,000	g	Korea Exchange Bank	3.125	06/26/17	3,305,802
470,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	482,925
2,950,000	g	PKO Finance AB	4.630	09/26/22	3,056,229
700,000		PNC Bank NA	2.700	11/01/22	679,829
2,425,000		PNC Bank NA	2.950	01/30/23	2,410,802
1,255,000		PNC Funding Corp	5.125	02/08/20	1,468,936
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,116,813
8,000,000		Royal Bank of Canada	1.200	09/19/17	8,026,024
2,570,000	g	State Bank of India	4.125	08/01/17	2,680,597
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	586,864
310,000		Toronto-Dominion Bank	2.500	07/14/16	324,927
1,525,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,498,312
925,000	g	Turkiye Is Bankasi	6.000	10/24/22	964,313
1,750,000		Union Bank NA	2.125	06/16/17	1,801,231
945,000		Union Bank of California NA	5.950	05/11/16	1,068,917
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,606,969
2,500,000		US Bancorp	1.650	05/15/17	2,547,635
950,000		US Bancorp	2.950	07/15/22	945,464
1,490,000		Wachovia Bank NA	5.850	02/01/37	1,801,858
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,726,832
2,000,000		Wells Fargo & Co	1.500	01/16/18	1,995,842
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,252,660

		TOTAL BANKS			122,012,854

CAPITAL GOODS - 0.9%
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,171,969
2,725,000	g	Crown Americas LLC	4.500	01/15/23	2,643,250
375,000		Harsco Corp	5.125	09/15/13	382,362
1,291,000	g	Myriad International Holding BV	6.375	07/28/17	1,454,053
2,000,000		Seagate HDD Cayman	7.750	12/15/18	2,192,500

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,468,000	g	Sealed Air Corp	8.125%	09/15/19	$1,660,675
1,468,000	g	Sealed Air Corp	8.375	09/15/21	1,680,860
845,000	g	Sealed Air Corp	5.250	04/01/23	848,169
2,146,000		Tomkins LLC	9.000	10/01/18	2,390,107
1,950,000	g	Turlock Corp	1.500	11/02/17	1,955,594
675,000	g	Turlock Corp	4.000	11/02/32	674,077
1,975,000		United Technologies Corp	1.800	06/01/17	2,037,187
1,050,000		United Technologies Corp	4.500	06/01/42	1,119,161

		TOTAL CAPITAL GOODS			22,209,964

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
1,450,000		eBay, Inc	0.700	07/15/15	1,456,706
2,200,000		eBay, Inc	1.350	07/15/17	2,224,326
1,495,000		Republic Services, Inc	3.800	05/15/18	1,643,966
2,400,000		Republic Services, Inc	3.550	06/01/22	2,509,097
845,000		Republic Services, Inc	6.200	03/01/40	1,044,871
2,000,000	g	Standard Chartered plc	3.950	01/11/23	1,991,878
1,500,000		Waste Management, Inc	2.600	09/01/16	1,572,338
3,450,000		Waste Management, Inc	2.900	09/15/22	3,413,630

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			15,856,812

CONSUMER DURABLES & APPAREL - 0.5%
1,500,000		DR Horton, Inc	3.625	02/15/18	1,513,125
2,870,000		Hanesbrands, Inc	6.375	12/15/20	3,124,712
700,000		Mohawk Industries, Inc	3.850	02/01/23	711,621
1,670,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,862,050
4,600,000		PVH Corp	4.500	12/15/22	4,531,000
500,000		Whirlpool Corp	3.700	03/01/23	509,603

		TOTAL CONSUMER DURABLES & APPAREL			12,252,111

CONSUMER SERVICES - 0.6%
900,000		Ameristar Casinos, Inc	7.500	04/15/21	986,625
775,000	g	ARAMARK Corp	5.750	03/15/20	792,438
1,350,000		DineEquity, Inc	9.500	10/30/18	1,539,000
2,000,000		GlaxoSmithKline Capital plc	1.500	05/08/17	2,033,976
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,899,869
1,250,000	g	SABMiller Holdings, Inc	4.950	01/15/42	1,378,939
3,225,000	g	Transnet Ltd	4.500	02/10/16	3,387,730
1,000,000		Walt Disney Co	0.450	12/01/15	999,049
2,800,000		Walt Disney Co	1.125	02/15/17	2,802,106

		TOTAL CONSUMER SERVICES			15,819,732

DIVERSIFIED FINANCIALS - 6.6%
750,000		Abbey National Treasury Services plc	4.000	04/27/16	797,528
2,350,000	g	Ajecorp BV	6.500	05/14/22	2,533,300
1,500,000		American Express Centurion Bank	0.875	11/13/15	1,499,959
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,790,938
1,575,000		American Express Co	2.650	12/02/22	1,543,424
2,975,000		American Express Credit Corp	1.750	06/12/15	3,039,798
1,000,000		American Express Credit Corp	2.800	09/19/16	1,058,836
1,490,000	g	Bangkok Bank PCL	4.800	10/18/20	1,651,868
1,690,000		Bank of America Corp	5.300	03/15/17	1,893,610

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,125,000		Bank of America Corp	6.000%	09/01/17	$1,306,065
1,160,000		Bank of America Corp	5.750	12/01/17	1,341,723
11,600,000		Bank of America Corp	2.000	01/11/18	11,544,819
2,150,000		Bank of America Corp	5.875	02/07/42	2,554,267
1,250,000		Bank of New York Mellon Corp	1.200	02/20/15	1,264,150
2,950,000		Bank of New York Mellon Corp	2.300	07/28/16	3,090,290
1,200,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,237,549
580,000		Bank of New York Mellon Corp	5.450	05/15/19	701,150
1,950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	2,071,875
2,300,000	g	BBVA Bancomer S.A.	6.750	09/30/22	2,627,750
1,125,000		BlackRock, Inc	3.500	12/10/14	1,181,474
1,400,000		BlackRock, Inc	4.250	05/24/21	1,574,055
1,175,000		BlackRock, Inc	3.375	06/01/22	1,239,059
600,000		Capital One Financial Corp	3.150	07/15/16	637,072
4,600,000		Capital One Financial Corp	4.750	07/15/21	5,190,309
1,050,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	1,124,145
1,750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,846,000
1,500,000		Credit Suisse	5.000	05/15/13	1,508,736
1,420,000		Credit Suisse	5.500	05/01/14	1,493,902
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,712,291
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,563,952
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	932,975
3,075,000		Ford Motor Credit Co LLC	2.375	01/16/18	3,057,011
3,865,000		General Electric Capital Corp	1.875	09/16/13	3,889,404
9,500,000		General Electric Capital Corp	1.625	04/02/18	9,459,217
2,425,000		General Electric Capital Corp	3.100	01/09/23	2,400,903
810,000		General Electric Capital Corp	6.875	01/10/39	1,061,287
3,960,000		Goldman Sachs Group, Inc	3.300	05/03/15	4,128,403
4,100,000		Goldman Sachs Group, Inc	2.375	01/22/18	4,155,891
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	145,537
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	375,397
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,782,533
3,875,000		HSBC Finance Corp	4.750	07/15/13	3,921,446
448,000	g	Hyundai Capital America, Inc	3.750	04/06/16	475,154
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	648,425
400,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	425,654
575,000	g	International Lease Finance Corp	6.500	09/01/14	612,375
4,850,000		International Lease Finance Corp	5.875	08/15/22	5,227,388
400,000		Jefferies Group, Inc	6.250	01/15/36	417,000
2,000,000		John Deere Capital Corp	1.400	03/15/17	2,025,846
7,550,000		John Deere Capital Corp	2.750	03/15/22	7,670,702
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,298,110
1,000,000	g	Lukoil International Finance BV	6.125	11/09/20	1,135,000
1,565,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,836,828
1,175,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,418,249
3,600,000		Morgan Stanley	1.750	02/25/16	3,628,033
2,000,000		Morgan Stanley	6.375	07/24/42	2,402,904
710,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	718,884
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	824,571
3,050,000	g	NongHyup Bank	2.250	09/19/17	3,090,861
1,850,000		Northern Trust Corp	4.625	05/01/14	1,934,671
1,385,000	g	Odebrecht Finance Ltd	5.125	06/26/22	1,456,327

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$900,000	g	Odebrecht Finance Ltd	7.125%	06/26/42	$1,019,250
2,830,000	g	Reliance Holdings USA	4.500	10/19/20	2,966,598
1,500,000		Sberbank of Russia Via SB Capital S.A.	5.180	06/28/19	1,603,200
925,000		State Street Corp	4.300	05/30/14	966,689
2,850,000	g	Temasek Financial I Ltd	2.375	01/23/23	2,744,570
10,000,000		Toyota Motor Credit Corp	0.875	07/17/15	10,063,320
1,250,000		Toyota Motor Credit Corp	2.050	01/12/17	1,293,079
1,400,000	g	UBS AG.	1.875	01/23/15	1,432,004
375,000		Waha Aerospace BV	3.925	07/28/20	399,844
693,750	g	Waha Aerospace BV	3.925	07/28/20	739,711

		TOTAL DIVERSIFIED FINANCIALS			160,405,145

ENERGY - 4.9%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,467,661
365,000		Anadarko Petroleum Corp	6.950	06/15/19	459,526
625,000		Apache Corp	1.750	04/15/17	635,892
1,320,000		Apache Corp	4.750	04/15/43	1,349,631
3,375,000	g	Ashland, Inc	3.875	04/15/18	3,417,188
400,000		Baker Hughes, Inc	3.200	08/15/21	423,200
1,715,000		Bill Barrett Corp	7.625	10/01/19	1,822,187
5,400,000		BP Capital Markets plc	3.200	03/11/16	5,752,264
3,500,000		BP Capital Markets plc	1.846	05/05/17	3,587,822
3,500,000		Chevron Corp	2.355	12/05/22	3,474,747
1,540,000		Cimarex Energy Co	5.875	05/01/22	1,651,650
1,500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,605,000
1,050,000	g	CNOOC Finance 2012 Ltd	3.875	05/02/22	1,106,380
1,400,000		ConocoPhillips	4.600	01/15/15	1,499,798
1,140,000		ConocoPhillips	6.500	02/01/39	1,524,436
2,875,000		Devon Energy Corp	1.875	05/15/17	2,902,945
1,400,000		Devon Energy Corp	3.250	05/15/22	1,402,253
500,000		Devon Energy Corp	5.600	07/15/41	546,336
725,000		Devon Energy Corp	4.750	05/15/42	708,190
1,138,232		Dolphin Energy Ltd	5.888	06/15/19	1,291,893
550,000	g	Dolphin Energy Ltd	5.500	12/15/21	635,937
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,109,071
855,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	882,003
480,000		Enbridge Energy Partners LP	5.200	03/15/20	541,014
335,000		Enterprise Products Operating LLC	5.600	10/15/14	359,103
170,000		Enterprise Products Operating LLC	5.000	03/01/15	183,189
1,500,000		Enterprise Products Operating LLC	4.450	02/15/43	1,442,388
675,000		EOG Resources, Inc	2.625	03/15/23	666,592
1,600,000	g	Gazprom Neft OAO	4.375	09/19/22	1,578,000
1,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	1,551,268
3,500,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	3,500,000
1,295,000		Hess Corp	5.600	02/15/41	1,390,669
2,850,000	g	Indo Energy Finance II BV	6.375	01/24/23	2,928,375
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,282,139
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,284,000
400,000		Newfield Exploration Co	5.625	07/01/24	413,000
500,000		Noble Holding International Ltd	3.450	08/01/15	523,670
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,463,761
1,800,000		Noble Holding International Ltd	3.950	03/15/22	1,853,512

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,800,000	g	Novatek OAO via Novatek Finance Ltd	4.422%	12/13/22	$1,784,250
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	419,294
650,000		Pemex Project Funding Master Trust	6.625	06/15/35	778,375
1,800,000	g	Pertamina Persero PT	6.000	05/03/42	1,836,000
1,500,000	g	Pertamina PT	5.250	05/23/21	1,605,000
1,640,000		Petrobras International Finance Co	3.875	01/27/16	1,716,237
1,800,000		Petrobras International Finance Co	3.500	02/06/17	1,858,487
1,210,000		Petrobras International Finance Co	7.875	03/15/19	1,472,138
1,048,000		Petrobras International Finance Co	6.875	01/20/40	1,198,579
925,000		Petroleos Mexicanos	4.875	03/15/15	989,750
170,000		Petroleos Mexicanos	8.000	05/03/19	217,600
925,000		Petroleos Mexicanos	6.000	03/05/20	1,091,500
735,000		Petroleos Mexicanos	5.500	01/21/21	843,413
1,000,000		Petroleos Mexicanos	4.875	01/24/22	1,107,500
1,175,000	g	Petroleos Mexicanos	3.500	01/30/23	1,172,063
1,175,000		Petroleos Mexicanos	5.500	06/27/44	1,212,013
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,719,363
1,425,000	g	Petronas Capital Ltd	5.250	08/12/19	1,657,192
1,400,000		Phillips 66	1.950	03/05/15	1,430,755
1,200,000		Phillips 66	4.300	04/01/22	1,317,316
625,000		Precision Drilling Corp	6.500	12/15/21	667,188
1,075,000	g	PTT PCL	3.375	10/25/22	1,068,551
675,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	776,560
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,556,250
468,000		Questar Market Resources, Inc	6.875	03/01/21	532,350
957,000		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	1,064,663
1,600,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	1,608,000
2,000,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	1,982,500
1,325,000	g	Schlumberger Investment S.A.	2.400	08/01/22	1,306,508
1,300,000	g	Sibur Securities Ltd	3.914	01/31/18	1,277,250
4,500,000		Southwestern Energy Co	7.500	02/01/18	5,527,404
415,000		Statoil ASA	2.900	10/15/14	430,609
675,000		Statoil ASA	1.200	01/17/18	677,347
1,700,000		Statoil ASA	2.450	01/17/23	1,672,360
1,325,000		Total Capital Canada Ltd	1.450	01/15/18	1,336,952
2,000,000		Total Capital International S.A.	1.500	02/17/17	2,034,438
150,000		TransCanada Pipelines Ltd	4.000	06/15/13	151,044
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,295,378
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	799,539
2,400,000		Vale Overseas Ltd	4.375	01/11/22	2,462,510
480,000		Vale Overseas Ltd	6.875	11/21/36	545,211
515,000		Valero Energy Corp	4.500	02/01/15	548,568
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,571,250

		TOTAL ENERGY			117,535,945

FOOD & STAPLES RETAILING - 0.4%
500,000		CVS Caremark Corp	3.250	05/18/15	526,453
2,314,000		CVS Caremark Corp	5.750	06/01/17	2,736,444
4,750,000		CVS Caremark Corp	4.125	05/15/21	5,288,270
190,000		Kroger Co	5.000	04/15/13	190,292

		TOTAL FOOD & STAPLES RETAILING			8,741,459

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD, BEVERAGE & TOBACCO - 1.2%
$1,300,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375%	11/01/22	$1,238,250
3,640,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	3,598,329
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,649,348
2,500,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,520,815
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,425,243
1,025,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	1,140,313
1,000,000		Coca-Cola Co	0.750	03/13/15	1,005,103
675,000		ConAgra Foods, Inc	1.300	01/25/16	680,335
650,000		General Mills, Inc	5.200	03/17/15	706,098
1,000,000		General Mills, Inc	3.150	12/15/21	1,048,531
2,380,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	2,579,860
850,000	g	Heineken NV	4.000	10/01/42	806,243
1,250,000		HJ Heinz Co	1.500	03/01/17	1,261,875
505,000		Kraft Foods, Inc	6.125	02/01/18	605,674
1,450,000		Kraft Foods, Inc	5.375	02/10/20	1,725,177
1,060,000		Kraft Foods, Inc	6.500	02/09/40	1,376,489
105,000		PepsiAmericas, Inc	4.375	02/15/14	108,592
78,000		PepsiCo, Inc	7.900	11/01/18	103,850
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	556,147
565,000		Philip Morris International, Inc	4.875	05/16/13	568,141
1,110,000		Philip Morris International, Inc	6.875	03/17/14	1,179,296
200,000		Philip Morris International, Inc	6.375	05/16/38	259,312
1,400,000		TreeHouse Foods, Inc	7.750	03/01/18	1,517,250

		TOTAL FOOD, BEVERAGE & TOBACCO			28,660,271

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
600,000		Becton Dickinson and Co	1.750	11/08/16	616,202
650,000		Cardinal Health, Inc	3.200	03/15/23	646,736
1,500,000		Covidien International Finance S.A.	1.350	05/29/15	1,521,596
750,000		Covidien International Finance S.A.	3.200	06/15/22	782,279
6,405,000		Express Scripts Holding Co	2.100	02/12/15	6,543,194
1,775,000		Express Scripts Holding Co	3.900	02/15/22	1,904,378
3,821,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,212,652
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,097,500
3,600,000		HCA, Inc	6.500	02/15/20	4,061,250
925,000		McKesson Corp	0.950	12/04/15	927,532
572,000		McKesson Corp	3.250	03/01/16	613,031

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			22,926,350

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,000,000		Clorox Co	3.800	11/15/21	1,075,352
1,950,000		Colgate-Palmolive Co	2.300	05/03/22	1,948,551
800,000		Ecolab, Inc	1.450	12/08/17	794,426

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,818,329

INSURANCE - 2.5%
565,000		ACE INA Holdings, Inc	5.875	06/15/14	600,393
750,000		Aetna, Inc	1.500	11/15/17	751,802
310,000		Aetna, Inc	6.500	09/15/18	382,860
285,000		Aetna, Inc	6.625	06/15/36	370,157
775,000		Allstate Corp	7.450	05/16/19	1,018,947

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,850,000		American International Group, Inc	3.650%	01/15/14	$2,916,459
1,925,000		Berkshire Hathaway, Inc	1.900	01/31/17	1,985,813
5,750,000	g,i	Caelus Re Ltd	5.316	03/07/16	5,745,400
500,000		Chubb Corp	6.000	05/11/37	640,956
235,000		CIGNA Corp	5.125	06/15/20	271,073
2,000,000		CIGNA Corp	4.500	03/15/21	2,236,414
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,188,958
1,300,000		Hartford Financial Services Group, Inc	4.000	10/15/17	1,439,807
1,275,000		Lincoln National Corp	7.000	06/15/40	1,679,526
175,000	g	MetLife Institutional Funding II	1.625	04/02/15	177,869
1,125,000		Metlife, Inc	6.750	06/01/16	1,322,535
1,655,000		Metlife, Inc	5.700	06/15/35	1,937,022
7,500,000		Metlife, Inc	4.125	08/13/42	7,020,668
450,000		Principal Financial Group, Inc	1.850	11/15/17	454,684
1,125,000	g	Principal Life Global Funding I	5.125	10/15/13	1,153,143
1,500,000		Progressive Corp	3.750	08/23/21	1,634,074
750,000		Prudential Financial, Inc	3.875	01/14/15	789,098
630,000		Prudential Financial, Inc	7.375	06/15/19	808,898
950,000		Prudential Financial, Inc	6.200	11/15/40	1,148,931
5,750,000	i	Prudential Financial, Inc	5.200	03/15/44	5,764,375
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,397,217
525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	523,492
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,280,151
615,000		Travelers Cos, Inc	5.800	05/15/18	751,387
1,450,000		UnitedHealth Group, Inc	0.850	10/15/15	1,454,395
1,100,000		UnitedHealth Group, Inc	1.400	10/15/17	1,107,976
1,375,000		UnitedHealth Group, Inc	3.950	10/15/42	1,294,923
500,000		WellPoint, Inc	5.875	06/15/17	588,594
3,000,000		WellPoint, Inc	3.125	05/15/22	3,020,346
435,000		WellPoint, Inc	5.850	01/15/36	513,283
1,500,000		WellPoint, Inc	4.625	05/15/42	1,505,913
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,559,452
410,000		WR Berkley Corp	5.375	09/15/20	462,631

		TOTAL INSURANCE			60,899,622

MATERIALS - 2.5%
170,000		Airgas, Inc	4.500	09/15/14	178,933
1,410,000	g	Anglo American Capital plc	2.150	09/27/13	1,417,755
310,000		ArcelorMittal	4.250	08/05/15	322,198
750,000		ArcelorMittal	5.000	02/25/17	784,875
468,000		Ball Corp	6.750	09/15/20	515,970
900,000		Barrick Gold Corp	3.850	04/01/22	920,006
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	1,975,465
3,375,000	g	Braskem Finance Ltd	5.375	05/02/22	3,496,500
1,525,000	g	Cemex SAB de C.V.	5.875	03/25/19	1,540,250
2,000,000		CF Industries, Inc	6.875	05/01/18	2,396,304
1,200,000	g	Cia Minera Milpo SAA	4.625	03/28/23	1,192,800
800,000		Corning, Inc	1.450	11/15/17	803,386
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	1,544,529
1,650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,730,579
650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	635,049
1,395,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	1,281,072

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,793,000		Crown Americas LLC	6.250%	02/01/21	$1,958,852
335,000		Eastman Chemical Co	5.500	11/15/19	392,474
1,950,000	g	Freeport McMoran	2.375	03/15/18	1,958,147
1,850,000	g	Freeport McMoran	3.100	03/15/20	1,856,179
2,500,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	2,518,108
468,000		Graphic Packaging International, Inc	9.500	06/15/17	497,250
6,000,000		International Paper Co	4.750	02/15/22	6,753,744
530,000		International Paper Co	7.300	11/15/39	698,745
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,130,000
6,875,000		LyondellBasell Industries NV	6.000	11/15/21	8,146,875
1,500,000		Newmont Mining Corp	3.500	03/15/22	1,510,224
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	518,700
1,000,000		Rio Tinto Finance USA plc	1.625	08/21/17	1,008,890
3,045,000		Rock Tenn Co	3.500	03/01/20	3,112,757
2,650,000		Sherwin-Williams Co	1.350	12/15/17	2,660,232
1,305,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,470,347
875,000		Teck Resources Ltd	2.500	02/01/18	883,139
1,925,000		Teck Resources Ltd	3.750	02/01/23	1,878,633
275,000		Teck Resources Ltd	6.000	08/15/40	285,174
1,500,000		Teck Resources Ltd	5.200	03/01/42	1,382,325

		TOTAL MATERIALS			61,356,466

MEDIA - 2.2%
3,960,000		CCO Holdings LLC	6.625	01/31/22	4,247,100
7,075,000		Comcast Corp	4.250	01/15/33	7,121,822
1,150,000		DIRECTV Holdings LLC	2.400	03/15/17	1,179,512
1,200,000		Discovery Communications LLC	3.300	05/15/22	1,222,830
1,770,000		DISH DBS Corp	4.625	07/15/17	1,836,375
2,000,000	g	DISH DBS Corp	5.000	03/15/23	1,967,500
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,063,750
2,000,000		Lamar Media Corp	7.875	04/15/18	2,177,500
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,377,438
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,479,081
4,675,000		NBC Universal Media LLC	2.875	01/15/23	4,633,879
4,500,000		News America, Inc	3.000	09/15/22	4,449,145
110,000		News America, Inc	7.625	11/30/28	144,083
85,000		News America, Inc	6.550	03/15/33	100,315
730,000		News America, Inc	6.650	11/15/37	901,813
600,000		News America, Inc	6.900	08/15/39	763,856
965,000		Nielsen Finance LLC	7.750	10/15/18	1,071,150
1,000,000	g	Nielsen Finance LLC	4.500	10/01/20	998,750
990,000		Time Warner Cable, Inc	8.750	02/14/19	1,309,287
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,701,075
1,700,000		Time Warner Cable, Inc	4.500	09/15/42	1,545,343
960,000		Time Warner, Inc	3.150	07/15/15	1,011,026
4,000,000		Time Warner, Inc	4.700	01/15/21	4,510,456
565,000		Time Warner, Inc	6.500	11/15/36	680,769
525,000		Time Warner, Inc	4.900	06/15/42	527,403
2,450,000		Viacom, Inc	1.250	02/27/15	2,467,224
1,585,000		Viacom, Inc	2.500	12/15/16	1,651,488

		TOTAL MEDIA			53,139,970

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
$3,500,000	g	AbbVie, Inc	1.200%	11/06/15	$3,527,192
2,775,000	g	AbbVie, Inc	1.750	11/06/17	2,808,747
200,000	g	AbbVie, Inc	2.900	11/06/22	200,180
4,500,000		Amgen, Inc	3.625	05/15/22	4,804,673
2,000,000	g	CFR International S.p.A	5.125	12/06/22	2,056,094
1,904,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	2,034,900
480,000		Life Technologies Corp	3.500	01/15/16	500,979
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,717,389
1,828,000	g	Mylan, Inc	7.875	07/15/20	2,133,122
1,350,000		NBTY, Inc	9.000	10/01/18	1,508,625
2,180,000		Novartis Capital Corp	2.900	04/24/15	2,286,268
575,000		Novartis Capital Corp	3.700	09/21/42	554,954
650,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	657,580
875,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	886,978

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			25,677,681

REAL ESTATE - 1.0%
220,000		AMB Property LP	7.625	08/15/14	237,823
345,000		AMB Property LP	4.500	08/15/17	379,292
1,750,000		AvalonBay Communities, Inc	2.850	03/15/23	1,705,583
630,000		Camden Property Trust	4.625	06/15/21	707,807
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,211,074
40,000		Federal Realty Investment Trust	5.650	06/01/16	45,100
75,000		Federal Realty Investment Trust	5.900	04/01/20	89,105
450,000		Federal Realty Investment Trust	3.000	08/01/22	444,246
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	569,864
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	323,137
675,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	674,480
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,524,135
2,068,000		Host Hotels & Resorts LP	5.875	06/15/19	2,272,215
775,000		Kilroy Realty LP	3.800	01/15/23	793,763
2,375,000		Liberty Property LP	4.125	06/15/22	2,510,836
175,000		Liberty Property LP	3.375	06/15/23	173,739
650,000		National Retail Properties, Inc	5.500	07/15/21	749,737
350,000		Regency Centers LP	5.250	08/01/15	379,941
40,000		Regency Centers LP	5.875	06/15/17	45,943
105,000		Simon Property Group LP	5.250	12/01/16	119,470
2,075,000		Simon Property Group LP	2.800	01/30/17	2,186,737
470,000		Simon Property Group LP	10.350	04/01/19	678,275
1,000,000		Simon Property Group LP	2.750	02/01/23	982,235
340,000		Ventas Realty LP	3.125	11/30/15	359,401
1,050,000		Ventas Realty LP	2.000	02/15/18	1,055,950
750,000		Ventas Realty LP	4.000	04/30/19	818,504
350,000		Ventas Realty LP	4.250	03/01/22	375,993
925,000		Weingarten Realty Investors	3.500	04/15/23	920,401

		TOTAL REAL ESTATE			24,334,786

RETAILING - 1.7%
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,991,550
1,550,000	g	Automotores Gildemeister S.A.	8.250	05/24/21	1,724,375
875,000	g	Automotores Gildemeister S.A.	6.750	01/15/23	918,750

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,667,000		AutoNation, Inc	5.500%	02/01/20	$1,808,695
225,000	g	BC Mountain LLC	7.000	02/01/21	238,500
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,110,840
6,535,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	6,324,566
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,825,812
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,820,311
2,400,000	g	QVC, Inc	7.500	10/01/19	2,652,382
4,490,000	g	QVC, Inc	7.375	10/15/20	4,971,355
375,000		QVC, Inc	5.125	07/02/22	397,230
4,750,000		Sally Holdings LLC	5.750	06/01/22	4,957,812
350,000		Wal-Mart Stores, Inc	4.250	04/15/21	401,207
705,000		Wal-Mart Stores, Inc	5.000	10/25/40	807,898
3,225,000	g	WEX, Inc	4.750	02/01/23	3,120,188

		TOTAL RETAILING			40,071,471

SOFTWARE & SERVICES - 0.7%
650,000		Equinix, Inc	4.875	04/01/20	654,875
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	10,188,000
630,000		Oracle Corp	3.750	07/08/14	656,202
4,375,000		Oracle Corp	2.500	10/15/22	4,294,990
2,000,000		SunGard Data Systems, Inc	7.375	11/15/18	2,140,000

		TOTAL SOFTWARE & SERVICES			17,934,067

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
1,125,000		Amphenol Corp	4.750	11/15/14	1,191,803
1,870,000		Brocade Communications Systems, Inc	6.875	01/15/20	2,047,650
100,000	g	CC Holdings GS V LLC	2.381	12/15/17	100,647
1,975,000		Discovery Communications LLC	4.875	04/01/43	2,020,567
956,000	g	Flextronics International Ltd	4.625	02/15/20	965,560
4,925,000		General Electric Co	0.850	10/09/15	4,941,430
415,000		General Electric Co	5.250	12/06/17	486,126
1,950,000		General Electric Co	2.700	10/09/22	1,950,158
850,000		General Electric Co	4.125	10/09/42	852,163
1,868,000		Jabil Circuit, Inc	5.625	12/15/20	1,980,080
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,324,762
1,900,000		Scientific Games Corp	8.125	09/15/18	2,075,750
468,000		Scientific Games Corp	9.250	06/15/19	515,385
450,000		Xerox Corp	8.250	05/15/14	485,571
2,500,000		Xerox Corp	4.500	05/15/21	2,673,588

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			23,611,240

TELECOMMUNICATION SERVICES - 1.8%
1,915,000		America Movil SAB de C.V.	3.125	07/16/22	1,877,945
900,000		American Tower Corp	4.700	03/15/22	978,103
1,575,000		American Tower Corp	3.500	01/31/23	1,562,098
5,950,000		AT&T, Inc	2.625	12/01/22	5,744,999
1,700,000		AT&T, Inc	6.300	01/15/38	2,039,223
1,218,000	g	AT&T, Inc	4.350	06/15/45	1,132,298
1,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	1,701,228
1,235,000		BellSouth Corp	5.200	09/15/14	1,315,477
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,506,000
2,260,000		Cellco Partnership	8.500	11/15/18	3,007,608

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000	g	Deutsche Telekom International Finance BV	2.250%	03/06/17	$256,109
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	892,093
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	878,350
2,760,000	g	Oi S.A.	5.750	02/10/22	2,884,200
750,000		Rogers Communications, Inc	3.000	03/15/23	752,620
375,000	g	SES	3.600	04/04/23	374,989
240,000		Sprint Nextel Corp	6.000	12/01/16	260,400
680,000		Telecom Italia Capital S.A.	6.175	06/18/14	711,396
1,510,000		Telecom Italia Capital S.A.	6.999	06/04/18	1,704,074
1,095,000		Telecom Italia Capital S.A.	7.175	06/18/19	1,245,357
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,605,850
650,000		Telefonica Emisiones SAU	5.462	02/16/21	699,535
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,076,379
760,000		Verizon Communications, Inc	5.250	04/15/13	761,238
3,000,000		Verizon Communications, Inc	0.700	11/02/15	2,985,030
1,110,000		Verizon Communications, Inc	6.100	04/15/18	1,339,579
276,000		Verizon Communications, Inc	8.750	11/01/18	371,173
445,000		Verizon New England, Inc	4.750	10/01/13	454,368
2,025,000	g	VimpelCom Holdings BV	5.950	02/13/23	2,012,344
250,000		Virgin Media Finance plc	5.250	02/15/22	254,062
1,175,000	g	Windstream Corp	6.375	08/01/23	1,166,187

		TOTAL TELECOMMUNICATION SERVICES			44,550,312

TRANSPORTATION - 0.8%
1,635,000	g	Asciano Finance	5.000	04/07/18	1,793,664
1,500,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	1,592,606
1,400,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	1,514,618
1,375,000		CSX Corp	4.100	03/15/44	1,298,936
1,750,000	g	DP World Ltd	6.850	07/02/37	1,989,750
335,000		Embraer Overseas Ltd	6.375	01/15/20	387,360
3,675,000		Embraer S.A.	5.150	06/15/22	4,001,156
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	705,191
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	836,122
850,000	g	Hertz Corp	4.250	04/01/18	865,937
1,000,000		Hertz Corp	7.500	10/15/18	1,103,750
1,050,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	1,228,500
1,275,000	g	TAM Capital 3, Inc	8.375	06/03/21	1,418,438
1,125,000		United Parcel Service, Inc	3.625	10/01/42	1,076,771

		TOTAL TRANSPORTATION			19,812,799

UTILITIES - 4.0%
675,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	678,713
1,000,000	g	Abu Dhabi National Energy Co	6.250	09/16/19	1,192,500
726,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	853,958
2,125,000	g	Abu Dhabi National Energy Co	3.625	01/12/23	2,140,938
1,385,000		AES Corp	7.375	07/01/21	1,606,600
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,346,812
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	1,998,428
775,000		Atmos Energy Corp	8.500	03/15/19	1,045,632
1,575,000		Atmos Energy Corp	4.150	01/15/43	1,566,901
2,525,000	g	Calpine Corp	7.500	02/15/21	2,771,187
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,822,030

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$225,000		Carolina Power & Light Co	5.700%	04/01/35	$272,051
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	180,649
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	816,584
1,350,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	1,439,437
3,120,000	g	CEZ AS.	4.250	04/03/22	3,306,982
1,100,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	1,031,823
1,050,000		CMS Energy Corp	4.700	03/31/43	1,049,971
1,300,000	g	Colbun S.A.	6.000	01/21/20	1,460,858
3,550,000	g	Comision Federal de Electricidad	4.875	05/26/21	3,944,938
675,000	g	Comision Federal de Electricidad	5.750	02/14/42	735,750
1,850,000		Commonwealth Edison Co	4.000	08/01/20	2,080,980
395,000		Commonwealth Edison Co	5.900	03/15/36	501,456
415,000		Connecticut Light & Power Co	5.500	02/01/19	501,495
1,700,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,676,426
225,000		Consolidated Natural Gas Co	5.000	12/01/14	239,802
750,000		Detroit Edison Co	3.950	06/15/42	746,101
650,000		Dominion Resources, Inc	4.050	09/15/42	628,264
1,160,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,197,208
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	298,798
2,000,000		Duke Energy Corp	3.950	09/15/14	2,092,238
1,164,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,260,030
335,000		Florida Power Corp	6.400	06/15/38	446,981
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,463,742
630,000		Indiana Michigan Power Co	7.000	03/15/19	793,568
555,000		Integrys Energy Group, Inc	4.170	11/01/20	613,004
1,150,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,280,812
2,000,000	g	Israel Electric Corp Ltd	7.250	01/15/19	2,296,328
195,000	g	Kansas Gas & Electric	6.700	06/15/19	249,428
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	1,036,852
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	2,039,593
1,710,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	1,922,637
2,085,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	2,049,666
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,279,783
1,500,000	g	Majapahit Holding BV	7.750	01/20/20	1,837,500
1,160,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,429,485
630,000		Nevada Power Co	6.500	08/01/18	783,935
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,409,764
1,975,000		Northern States Power Co	5.350	11/01/39	2,416,251
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	200,546
1,000,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	1,011,181
950,000		ONEOK Partners LP	3.375	10/01/22	943,587
695,000		Pacific Gas & Electric Co	8.250	10/15/18	932,035
500,000		PacifiCorp	6.000	01/15/39	652,206
885,000		Pepco Holdings, Inc	2.700	10/01/15	917,615
3,000,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	3,255,000
1,450,000		PG&E Corp	5.750	04/01/14	1,518,724
135,000		Potomac Electric Power Co	7.900	12/15/38	215,122
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,083,816
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,051,977
565,000		Progress Energy, Inc	7.050	03/15/19	716,853
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	2,079,022
440,000		Public Service Electric & Gas Co	5.300	05/01/18	520,149

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,190,000		Public Service Electric & Gas Co	5.375%	11/01/39	$1,456,249
970,000		San Diego Gas & Electric Co	3.950	11/15/41	983,323
630,000		Sempra Energy	6.000	10/15/39	783,448
450,000		Tampa Electric Co	4.100	06/15/42	460,825
430,000		Veolia Environnement	5.250	06/03/13	432,658
845,000		Virginia Electric and Power Co	2.950	01/15/22	885,761
480,000		Williams Partners LP	3.800	02/15/15	505,467
850,000		Williams Partners LP	4.000	11/15/21	890,446
950,000		Williams Partners LP	3.350	08/15/22	939,500
940,000		Williams Partners LP	6.300	04/15/40	1,093,736
650,000		Xcel Energy, Inc	4.800	09/15/41	722,477

		TOTAL UTILITIES			96,086,592

		TOTAL CORPORATE BONDS			1,002,413,201

		(Cost $958,728,896)

GOVERNMENT BONDS - 37.0%

AGENCY SECURITIES - 0.3%
5,092,872		AMAL Ltd	3.465	08/21/21	5,559,731
1,500,000		Amber Circle Funding LTD	3.250	12/04/22	1,496,790
917,722		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,049,950
468,125		Totem Ocean Trailer Express, Inc	4.514	12/18/19	502,428

		TOTAL AGENCY SECURITIES			8,608,899

FOREIGN GOVERNMENT BONDS - 5.0%
1,500,000	g	Barbados Government International Bond	7.000	08/04/22	1,571,250
475,000		Brazilian Government International Bond	5.875	01/15/19	571,188
1,760,000		Brazilian Government International Bond	2.625	01/05/23	1,689,600
170,000		Brazilian Government International Bond	7.125	01/20/37	235,875
1,970,000		Brazilian Government International Bond	5.625	01/07/41	2,304,900
805,000		Chile Government International Bond	3.875	08/05/20	888,317
515,000		Chile Government International Bond	2.250	10/30/22	496,975
875,000		Colombia Government International Bond	4.375	07/12/21	978,687
3,875,000		Colombia Government International Bond	2.625	03/15/23	3,720,000
800,000		Colombia Government International Bond	6.125	01/18/41	1,006,400
3,350,000	g	Costa Rica Government International Bond	4.250	01/26/23	3,344,975
2,450,000	g	Croatia Government International Bond	6.250	04/27/17	2,624,318
1,000,000	g	Croatia Government International Bond	6.375	03/24/21	1,075,500
700,000	g	Croatia Government International Bond	5.500	04/04/23	696,906
3,135,000		Eksportfinans ASA	2.000	09/15/15	3,009,876
395,000		European Investment Bank	4.875	02/15/36	470,289
3,325,000		Export-Import Bank of Korea	1.250	11/20/15	3,327,048
580,000		Export-Import Bank of Korea	3.750	10/20/16	626,460
725,000		Export-Import Bank of Korea	1.750	02/27/18	722,795
1,425,000		Export-Import Bank of Korea	5.125	06/29/20	1,637,748
1,965,000		Export-Import Bank of Korea	4.375	09/15/21	2,171,655
300,000		Federative Republic of Brazil	6.000	01/17/17	349,200
1,450,000	g	Guatemala Government Bond	4.875	02/13/28	1,417,375
540,000		Hungary Government International Bond	4.125	02/19/18	515,700
3,330,000		Hungary Government International Bond	5.375	02/21/23	3,134,363
1,000,000	g	Iceland Government International Bond	4.875	06/16/16	1,066,250

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,220,000	g	Iceland Government International Bond	5.875%	05/11/22	$1,398,743
1,000,000	g	Indonesia Government International Bond	3.750	04/25/22	1,015,000
2,010,000		Israel Government International Bond	4.000	06/30/22	2,170,800
2,550,000		Israel Government International Bond	4.500	01/30/43	2,451,188
845,000		Italy Government International Bond	5.375	06/12/17	916,318
355,000		Italy Government International Bond	6.875	09/27/23	407,412
3,000,000	g,i	Kommunalbanken AS.	0.469	02/20/18	2,995,689
2,000,000		Korea Development Bank	1.500	01/22/18	1,971,132
2,075,000		Korea Development Bank	3.000	09/14/22	2,061,629
1,210,000	g	Korea Housing Finance Corp	3.500	12/15/16	1,292,435
1,250,000	g	Korea Housing Finance Corp	1.625	09/15/18	1,226,855
1,000,000	g	Lithuania Government International Bond	5.125	09/14/17	1,107,500
20,900,000		Mexican Bonos	7.750	12/14/17	1,912,523
3,000,000		Mexico Government International Bond	3.625	03/15/22	3,187,500
500,000		Mexico Government International Bond	6.750	09/27/34	665,000
1,000,000		Mexico Government International Bond	6.050	01/11/40	1,237,500
900,000		Mexico Government International Bond	4.750	03/08/44	933,750
2,850,000	g	Mongolia Government International Bond	5.125	12/05/22	2,657,625
2,550,000	g	Morocco Government International Bond	4.250	12/11/22	2,602,275
800,000	g	Morocco Government International Bond	5.500	12/11/42	794,000
800,000	g	Namibia International Bonds	5.500	11/03/21	884,000
850,000		Panama Government International Bond	7.125	01/29/26	1,144,950
100,000		Peruvian Government International Bond	7.125	03/30/19	128,350
450,000		Peruvian Government International Bond	7.350	07/21/25	635,175
1,500,000		Poland Government International Bond	3.875	07/16/15	1,590,675
1,250,000		Poland Government International Bond	6.375	07/15/19	1,535,688
1,833,000		Poland Government International Bond	5.125	04/21/21	2,117,115
250,000		Poland Government International Bond	5.000	03/23/22	285,607
3,220,000		Poland Government International Bond	3.000	03/17/23	3,118,570
620,000		Province of Quebec Canada	7.500	09/15/29	925,242
1,390,000	g	Qatar Government International Bond	4.500	01/20/22	1,558,982
620,000	g	Qatar Government International Bond	6.400	01/20/40	793,600
400,000	g	Republic of Indonesia	5.250	01/17/42	426,000
925,000		Republic of Korea	5.750	04/16/14	971,495
3,500,000	g	Republic of Latvia	2.750	01/12/20	3,365,250
1,000,000	g	Republic of Paraguay	4.625	01/25/23	1,004,000
860,000	g	Republic of Serbia	7.250	09/28/21	952,450
900,000		Republic of Turkey	6.000	01/14/41	1,008,000
900,000	g	Romanian Government International Bond	6.750	02/07/22	1,047,375
2,575,000	g	Romanian Government International Bond	4.375	08/22/23	2,521,389
750,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	783,000
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	784,687
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	904,000
1,470,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	1,650,075
1,500,000	g	Slovakia Government International Bond	4.375	05/21/22	1,582,770
240,000		South Africa Government International Bond	6.875	05/27/19	292,200
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,342,438
1,000,000		South Africa Government International Bond	4.665	01/17/24	1,070,000
500,000		South Africa Government International Bond	6.250	03/08/41	606,250
5,000,000	g	Spain Government International Bond	4.000	03/06/18	4,953,000
2,000,000	g	Sri Lanka Government International Bond	6.250	07/27/21	2,117,484
875,000	g	Sri Lanka Government International Bond	5.875	07/25/22	907,812

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,220,000		Svensk Exportkredit AB	5.125%	03/01/17	$1,412,272
227,000		United Mexican States	5.875	02/17/14	236,534
500,000		United Mexican States	5.950	03/19/19	605,000
1,032,000		United Mexican States	5.125	01/15/20	1,208,472
1,500,000		Uruguay Government International Bond	4.125	11/20/45	1,387,500
2,000,000		Venezuela Government International Bond	7.650	04/21/25	1,750,000

		TOTAL FOREIGN GOVERNMENT BONDS			122,265,931

MORTGAGE BACKED - 23.4%
369,359	i	Federal Home Loan Mortgage Corp (FHLMC)	2.436	02/01/36	394,820
169,689	i	FHLMC	2.849	07/01/36	180,306
556,760	i	FHLMC	2.441	09/01/36	598,338
379,386	i	FHLMC	2.599	09/01/36	404,566
391,797	i	FHLMC	2.749	09/01/36	414,511
953,805	i	FHLMC	2.773	03/01/37	1,021,776
598,069	i	FHLMC	5.987	04/01/37	649,335
172,684	i	FHLMC	5.920	05/01/37	186,048
108,083	i	FHLMC	2.760	06/01/37	115,694
508,200	i	FHLMC	3.266	08/01/37	539,217
510,652	i	FHLMC	1.890	09/01/37	538,019
8,504,418	i	FHLMC (Interest only)	6.357	09/15/41	2,099,135
1,017,632		FHLMC	3.000	08/15/42	1,006,459
11,087		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	11,238
787		FGLMC	7.500	05/01/16	834
836		FGLMC	7.500	06/01/16	883
521,444		FGLMC	4.500	09/01/18	554,912
575,566		FGLMC	4.500	01/01/19	627,791
638,166		FGLMC	4.500	05/01/19	680,915
188,079		FGLMC	4.500	01/01/20	200,678
335,045		FGLMC	5.000	05/01/20	361,898
80,513		FGLMC	4.500	07/01/20	87,567
12,982		FGLMC	7.000	10/01/20	14,253
978,953		FGLMC	4.500	06/01/21	1,046,060
1,758,042		FGLMC	4.500	06/01/21	1,878,556
734,313		FGLMC	4.000	07/01/24	780,201
230,250		FGLMC	4.500	09/01/24	245,171
698		FGLMC	6.500	10/01/28	781
15,945		FGLMC	6.500	01/01/29	17,897
3,751		FGLMC	6.500	03/01/29	4,399
34,664		FGLMC	6.500	07/01/29	40,507
1,693		FGLMC	8.000	01/01/31	1,979
24,807		FGLMC	6.500	09/01/31	28,740
46,155		FGLMC	8.000	09/01/31	54,663
245,798		FGLMC	7.000	12/01/31	290,814
340,162		FGLMC	6.000	03/01/33	379,891
372,804		FGLMC	4.500	07/01/33	399,991
1,019,266		FGLMC	5.000	09/01/33	1,134,312
454,507		FGLMC	5.500	09/01/33	511,567
335,530		FGLMC	5.500	09/01/33	375,137
438,427		FGLMC	5.500	09/01/33	490,181
640,406		FGLMC	5.500	10/01/33	716,002
1,140,227		FGLMC	5.500	12/01/33	1,246,319

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,929,957		FGLMC	7.000%	12/01/33	$2,283,408
564,317		FGLMC	5.000	01/01/34	612,613
616,088		FGLMC	5.000	05/01/34	665,735
412,452		FGLMC	6.000	09/01/34	456,500
1,622,045		FGLMC	5.000	12/01/34	1,752,755
150,790		FGLMC	5.500	12/01/34	164,796
899,656		FGLMC	4.500	04/01/35	964,703
767,398		FGLMC	6.000	05/01/35	848,232
775,185		FGLMC	7.000	05/01/35	917,152
158,068		FGLMC	6.000	07/01/35	174,554
92,802		FGLMC	5.500	08/01/35	101,127
110,885		FGLMC	5.000	10/01/35	119,681
185,220		FGLMC	5.000	02/01/36	199,914
28,198		FGLMC	6.500	05/01/36	32,291
316,891		FGLMC	6.500	10/01/36	360,332
810,056		FGLMC	5.500	04/01/37	877,326
670,470		FGLMC	6.000	08/01/37	740,606
283,574		FGLMC	6.000	09/01/37	313,238
52,039		FGLMC	6.500	11/01/37	59,211
757,328		FGLMC	5.000	04/01/38	834,378
1,528,569		FGLMC	4.500	05/01/39	1,635,267
335,871		FGLMC	4.000	06/01/39	357,006
608,955		FGLMC	5.000	07/01/39	654,982
4,238,756		FGLMC	4.500	11/01/40	4,726,699
4,780,133		FGLMC	4.500	12/01/40	5,310,976
5,000,000	h	FGLMC	4.000	04/15/43	5,314,062
341		Federal National Mortgage Association (FNMA)	5.000	06/01/13	351
1,154,389		FNMA	4.440	07/01/13	1,154,234
276		FNMA	6.000	09/01/13	277
710,640		FNMA	4.778	10/01/13	719,672
340		FNMA	6.500	12/01/13	342
591,263		FNMA	4.855	02/01/14	595,185
3,404,400		FNMA	4.640	11/01/14	3,552,242
7,529		FNMA	6.500	10/01/16	8,029
71,632		FNMA	6.500	11/01/16	76,386
44,617		FNMA	6.500	04/01/17	48,240
137,338		FNMA	5.000	12/01/17	148,554
675,533		FNMA	5.500	04/01/18	739,703
61,143		FNMA	5.500	04/01/18	65,756
41,591		FNMA	5.500	05/01/18	44,729
244,535		FNMA	4.500	10/01/18	263,705
690,179		FNMA	5.000	11/01/18	746,761
34,267		FNMA	6.000	01/01/19	37,537
80,278		FNMA	4.500	05/01/19	86,521
198,231		FNMA	4.500	06/01/19	213,647
142,076		FNMA	5.000	03/01/20	153,679
102,280		FNMA	4.500	11/01/20	110,234
235,031		FNMA	5.000	12/01/20	253,785
229,958		FNMA	5.000	03/01/21	248,738
176,570		FNMA	5.500	08/01/21	193,342
163,154		FNMA	4.500	06/01/23	175,588
406,672		FNMA	5.000	07/01/23	438,932

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$241,754		FNMA	5.000%	07/01/23	$260,931
131,400		FNMA	5.000	11/01/23	144,411
118,691		FNMA	5.500	02/01/24	130,500
166,915		FNMA	4.000	05/01/24	178,695
67,284		FNMA	5.500	07/01/24	74,062
1,189		FNMA	8.000	07/01/24	1,419
169,861		FNMA	4.500	08/01/24	182,779
1,508,438		FNMA	4.000	09/01/24	1,614,891
749,498		FNMA	5.000	03/01/25	823,714
1,620,342		FNMA	5.000	10/01/25	1,776,738
924,409		FNMA	3.000	05/01/27	983,282
12,000,000	h	FNMA	2.500	04/25/28	12,448,126
11,000,000	h	FNMA	3.000	04/25/28	11,565,039
11,000,000	h	FNMA	4.000	04/25/28	11,767,852
4,000,000	h	FNMA	4.500	04/25/28	4,302,969
1,055		FNMA	7.500	01/01/29	1,264
2,847		FNMA	6.500	04/01/29	3,087
11,787		FNMA	7.500	07/01/29	12,282
790		FNMA	7.500	07/01/29	792
583		FNMA	7.500	02/01/31	620
4,046		FNMA	7.500	03/01/31	4,935
2,647		FNMA	7.500	05/01/31	2,900
2,000		FNMA	6.500	09/01/31	2,281
22,886		FNMA	6.500	11/01/31	26,224
52,457		FNMA	6.000	01/01/32	58,917
391,779		FNMA	6.500	07/01/32	449,425
157,517		FNMA	5.500	01/01/33	173,631
60,610		FNMA	5.000	02/01/33	66,043
435,504		FNMA	4.500	03/25/33	453,729
217,254		FNMA	5.000	08/01/33	236,730
262,503		FNMA	5.000	10/01/33	286,035
178,888		FNMA	5.000	10/01/33	194,924
213,220		FNMA	5.000	03/01/34	232,334
101,145		FNMA	5.000	03/01/34	110,212
76,470		FNMA	5.000	03/01/34	83,325
61,667		FNMA	5.000	03/01/34	67,195
643,806		FNMA	5.000	04/01/34	700,314
1,739,344		FNMA	5.000	08/01/34	1,890,404
229,313		FNMA	6.000	11/01/34	253,139
100,900		FNMA	6.000	12/01/34	113,123
575,545		FNMA	6.000	05/01/35	643,094
10,707		FNMA	7.500	06/01/35	11,741
61,989		FNMA	5.500	10/01/35	69,566
70,856		FNMA	5.000	11/01/35	76,433
643,081	i	FNMA	2.515	02/01/36	685,956
158,342		FNMA	5.000	02/01/36	169,716
414,041		FNMA	6.500	02/01/36	467,974
395,280	i	FNMA	2.760	07/01/36	424,876
340,214		FNMA	6.500	09/01/36	382,293
85,015		FNMA	7.000	02/01/37	101,020
242,880		FNMA	6.500	03/01/37	272,369
546,404		FNMA	7.000	04/01/37	649,272

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$193,484		FNMA	6.500%	08/01/37	$217,111
743,378		FNMA	6.500	08/01/37	833,528
488,329		FNMA	6.000	09/01/37	556,766
343,324		FNMA	6.000	09/01/37	386,152
684,409		FNMA	6.500	09/01/37	768,114
1,021,781	i	FNMA	2.477	10/01/37	1,099,971
157,486		FNMA	7.000	11/01/37	187,135
105,536		FNMA	6.500	01/01/38	121,563
13,811		FNMA	6.500	03/01/38	15,976
255,443	i	FNMA	4.917	10/01/38	275,037
1,922,475		FNMA	5.500	08/01/39	2,136,523
51,168,311		FNMA	4.000	12/01/39	54,564,003
4,084,567		FNMA	4.500	03/01/40	4,517,574
7,188,373		FNMA	4.500	09/01/40	7,754,982
3,831,189		FNMA	4.500	09/01/40	4,133,175
603,477		FNMA	4.000	11/01/40	643,665
3,648,619		FNMA	4.500	11/01/40	3,995,504
26,406,398		FNMA	4.500	04/01/41	28,504,333
11,465,215		FNMA	3.500	02/01/42	12,225,502
6,503,861		FNMA	3.500	07/01/42	6,914,824
10,783,492		FNMA	3.500	09/01/42	11,498,572
3,934,264		FNMA	3.500	10/01/42	4,176,713
18,742,993		FNMA	3.500	11/01/42	19,985,887
10,030,586		FNMA	3.500	11/01/42	10,664,394
49,000,000	h	FNMA	3.000	04/25/43	50,538,904
20,000,000	h	FNMA	5.000	04/25/43	21,665,624
45,000,000	h	FNMA	5.500	04/25/43	49,078,125
21,000,000	h	FNMA	6.000	04/25/43	23,001,562
192		Government National Mortgage Association (GNMA)	7.000	01/15/28	230
1,846		GNMA	7.000	02/15/28	2,204
649		GNMA	7.000	06/15/28	774
1,831		GNMA	7.000	06/15/28	2,186
4,054		GNMA	6.500	09/15/28	4,572
18,511		GNMA	6.500	09/15/28	20,795
9,991		GNMA	6.500	11/15/28	11,717
3,348		GNMA	7.500	11/15/28	3,862
602		GNMA	8.500	07/15/30	613
18,555		GNMA	8.500	10/15/30	20,205
12,821		GNMA	8.500	10/20/30	15,696
1,776		GNMA	8.500	12/15/30	2,057
2,846		GNMA	7.000	06/20/31	3,427
2,082		GNMA	6.500	07/15/31	2,461
7,453		GNMA	7.000	07/15/31	8,867
11,029		GNMA	7.000	07/15/31	13,121
9,894		GNMA	7.500	02/15/32	10,205
1,388		GNMA	6.500	03/15/33	1,647
257,579		GNMA	5.500	07/15/33	283,908
779,366		GNMA	5.500	09/15/33	883,387
212,071		GNMA	5.500	02/20/35	235,251
1,390,686		GNMA	5.500	05/20/35	1,542,700
475,347		GNMA	5.500	02/20/36	533,362
80,651		GNMA	6.000	10/20/36	91,007

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$83,141		GNMA	6.000%	01/20/37	$93,816
276,092		GNMA	6.000	02/20/37	311,544
119,017		GNMA	5.500	07/15/38	130,290
624,217		GNMA	5.500	07/20/38	683,342
12,118		GNMA	6.000	08/15/38	13,643
239,347		GNMA	6.000	08/20/38	269,483
253,940		GNMA	6.500	11/20/38	292,728
1,399,913		GNMA	5.000	06/15/39	1,558,979
1,402,431		GNMA	4.500	07/20/39	1,542,543
519,821		GNMA	4.000	08/15/39	567,194
730,921		GNMA	4.000	10/15/40	811,008
20,696,027		GNMA	4.000	01/20/42	22,399,730
27,360,386		GNMA	3.500	03/15/42	29,460,296
3,000,000	h	GNMA	3.500	04/15/43	3,226,875
29,000,000	h	GNMA	4.500	04/15/43	31,705,155
6,000,000	h	GNMA	6.000	04/15/43	6,750,937
5,000,000	h	GNMA	3.500	04/20/43	5,346,094
16,000,000	h	GNMA	5.000	04/20/43	17,447,501
2,543,998		GNMA	6.500	01/15/44	2,722,635

		TOTAL MORTGAGE BACKED			566,008,923

MUNICIPAL BONDS - 2.5%
445,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	475,567
11,000,000		New York State Urban Development Corp	0.550	03/15/16	10,987,130
11,000,000		New York State Urban Development Corp	1.350	03/15/18	11,078,650
12,000,000		State of California	0.850	02/01/15	12,030,480
1,900,000		State of California	5.450	04/01/15	2,078,828
12,000,000		State of California	1.050	02/01/16	12,026,640
1,900,000		State of California	5.950	04/01/16	2,176,165
1,000,000		University of Massachusetts Building Authority	0.430	11/01/14	998,120
2,075,000		University of Massachusetts Building Authority	0.550	11/01/15	2,069,709
895,000		University of Massachusetts Building Authority	0.770	11/01/16	892,485
2,265,000		University of Massachusetts Building Authority	1.103	11/01/17	2,269,099
1,000,000		University of Massachusetts Building Authority	1.722	11/01/19	1,001,600
1,200,000		University of Massachusetts Building Authority	1.952	11/01/20	1,202,328

		TOTAL MUNICIPAL BONDS			59,286,801

U.S. TREASURY SECURITIES - 5.8%
76,000		United States Treasury Bond	4.500	02/15/36	96,532
4,215,000		United States Treasury Bond	2.750	11/15/42	3,906,778
530,000		United States Treasury Note	0.250	02/28/15	530,041
15,127,000	l	United States Treasury Note	0.375	11/15/15	15,150,628
35,525,000		United States Treasury Note	0.375	03/15/16	35,547,203
5,440,000		United States Treasury Note	0.875	01/31/18	5,475,273
20,506,000		United States Treasury Note	0.750	02/28/18	20,501,202
10,000,000		United States Treasury Note	1.375	01/31/20	10,114,060
40,000,000		United States Treasury Note	1.250	02/29/20	40,062,480
44,000		United States Treasury Note	2.625	11/15/20	47,991
2,045,000		United States Treasury Note	2.000	02/15/23	2,070,882
7,000,000		United States Treasury Note	3.125	02/15/43	7,013,125

		TOTAL U.S. TREASURY SECURITIES			140,516,195

		TOTAL GOVERNMENT BONDS (Cost $881,077,844)			896,686,749

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 17.7%

ASSET BACKED - 12.2%
$19,403,000	g	Ally Master Owner Trust	4.250%	04/15/17	$20,765,556
		Series - 2010 2 (Class A)
2,475,000	g	Ally Master Owner Trust	4.590	04/15/17	2,629,757
		Series - 2010 2 (Class B)
25,000	g,i,m	ARTS Ltd	0.530	06/15/13	24,250
		Series - 2005 BA (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0
		Series - 2006 WMC1 (Class N1)
550,000	g	Avis Budget Rental Car Funding AESOP LLC	2.980	11/20/14	552,072
		Series - 2011 1A (Class B)
3,750,000	g	Avis Budget Rental Car Funding AESOP LLC	4.640	05/20/16	4,026,795
		Series - 2010 3A (Class A)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	10,091,355
		Series - 2011 3A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	10,039,091
		Series - 2012 3A (Class B)
557,586	i	Bear Stearns Asset Backed Securities Trust	0.574	11/25/39	544,566
		Series - 2005 SD3 (Class 2A1)
12,878,851	g,m	Capital Automotive REIT	4.700	07/15/42	12,976,602
		Series - 2012 1A (Class A)
375,273	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	374,162
		Series - 2002 1 (Class AF6)
209,415	i	Countrywide Asset-Backed Certificates	5.627	10/25/46	208,715
		Series - 2006 15 (Class A2)
327,882	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	332,244
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	7,409,473
		Series - 2011 LC1A (Class C)
16,961,700	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	19,035,064
		Series - 2012 1A (Class A2)
1,133,405	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,117,181
		Series - 2007 1A (Class AF3)
17,750,000		Ford Credit Auto Lease Trust	0.600	03/15/16	17,744,338
		Series - 2013 A (Class A3)
11,440,000		Ford Credit Auto Owner Trust	2.930	10/15/18	11,748,605
		Series - 2012 B (Class D)
7,800,000		Ford Credit Auto Owner Trust	2.430	01/15/19	7,886,237
		Series - 2012 C (Class D)
9,000,000		Ford Credit Auto Owner Trust	1.860	08/15/19	9,027,018
		Series - 2013 A (Class D)
21,425,000		Ford Credit Floorplan Master	0.850	01/15/18	21,388,706
		Series - 0 1 (Class A1)
2,800,000	g	Ford Credit Floorplan Master Owner Trust	2.960	02/15/16	2,825,802
		Series - 2011 1 (Class D)
5,900,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	6,155,907
		Series - 2011 1A (Class B1)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,515,000	g	Hertz Vehicle Financing LLC	5.290%	03/25/16	$3,794,970
		Series - 2009 2A (Class A2)
9,285,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	9,978,766
		Series - 0 2A (Class B2)
3,165,051		Lehman XS Trust	6.500	06/25/46	2,430,363
		Series - 2006 13 (Class 2A1)
272,198	i	Long Beach Mortgage Loan Trust	0.954	02/25/35	269,627
		Series - 2005 1 (Class M1)
387,090	i	Park Place Securities, Inc	1.149	09/25/34	385,254
		Series - 2004 WHQ1 (Class M1)
1,000,000	g	Rental Car Finance Corp	4.380	02/25/16	1,041,669
		Series - 2011 1A (Class B1)
86,909	i	Residential Asset Securities Corp	6.489	10/25/30	84,803
		Series - 2001 KS2 (Class AI6)
316,024	i	Residential Asset Securities Corp	0.634	04/25/35	309,546
		Series - 2005 KS3 (Class M3)
1,185,606		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,180,535
		Series - 2006 HI5 (Class A3)
658,356		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	675,475
		Series - 2006 HI3 (Class A3)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	184,089
		Series - 2006 HI1 (Class M2)
19,750,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	20,794,400
		Series - 2012 2 (Class D)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,000,022
		Series - 2013 1 (Class D)
673,767	i	Securitized Asset Backed Receivables LLC	0.504	10/25/35	660,749
		Series - 2006 OP1 (Class A2C)
1,675,000	g,i,m	Sheridan Square CLO Ltd	1.206	04/15/25	1,675,000
		Series - 2013 1A (Class X)
1,921,887	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	1,999,534
		Series - 2011 1A (Class A)
1,403,797	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	1,439,071
		Series - 2011 2A (Class B)
2,737,379	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	2,785,158
		Series - 2012 2A (Class B)
19,000,000	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	19,055,290
		Series - 2013 1A (Class A)
4,600,000	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	4,614,030
		Series - 2013 1A (Class B)
4,715,000	g	SLM Student Loan Trust	4.370	04/17/28	5,214,620
		Series - 2011 A (Class A2)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,609,182
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,856,785
		Series - 2011 C (Class A2B)
4,233,000	g	SLM Student Loan Trust	3.830	01/17/45	4,634,005
		Series - 2012 A (Class A2)
751,201	i	Soundview Home Equity Loan Trust	0.504	11/25/35	739,020
		Series - 2005 OPT3 (Class A4)
252,907	i	Structured Asset Investment Loan Trust	0.604	05/25/35	251,242
		Series - 2005 4 (Class M1)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,528	i	Structured Asset Investment Loan Trust	0.484%	12/25/35	$398,185
		Series - 2005 10 (Class A5)
3,825,491	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.424	10/25/36	3,687,991
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.816	01/09/16	5,873,660
		Series - 2013 IV B (Class )
23,750,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	23,746,029
		Series - 2013 1A (Class A3)
286,202	g,i	Wachovia Loan Trust	0.564	05/25/35	258,691
		Series - 2005 SD1 (Class A)
330,339	i	Wells Fargo Home Equity Trust	0.344	07/25/36	326,525
		Series - 2006 2 (Class A3)
565,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	617,514
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			294,475,296

OTHER MORTGAGE BACKED - 5.5%
6,500,000	g	7 WTC Depositor LLC Trust	4.082	03/13/31	6,850,278
		Series - 2012 7WTC (Class A)
8,706,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	9,840,679
		Series - 2006 4 (Class AM)
4,590,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	5,150,242
		Series - 2006 PW13 (Class AM)
5,025,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	5,646,542
		Series - 2006 T24 (Class AM)
63,929		Citicorp Mortgage Securities, Inc	5.750	11/25/36	64,369
		Series - 2006 6 (Class A2)
23,059	g,i	Citigroup Commercial Mortgage Trust	0.343	04/15/22	22,816
		Series - 2007 FL3A (Class A2)
2,260,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,604,871
		Series - 2007 C9 (Class AM)
663,244		Countrywide Alternative Loan Trust	5.500	08/25/16	685,592
		Series - 2004 30CB (Class 1A15)
588,160		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	595,557
		Series - 2005 6 (Class 1A10)
193,451		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	194,204
		Series - 2005 12 (Class 1A5)
409,900	g,i	Credit Suisse Mortgage Capital Certificates	0.383	04/15/22	402,033
		Series - 2007 TF2A (Class A1)
1,600,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	1,823,954
		Series - 2006 OMA (Class D)
820,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	876,529
		Series - 2009 RR1 (Class A3C)
37,471		CS First Boston Mortgage Securities Corp	4.052	05/15/38	37,472
		Series - 2003 C3 (Class B)
2,600,000	g	GS Mortgage Securities Corp II	4.049	04/10/34	2,783,459
		Series - 2012 ALOH (Class B)
1,375,000	g,i	GS Mortgage Securities Corp II	4.276	04/10/34	1,454,144
		Series - 2012 GSMS (Class C)
1,170,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	1,350,885
		Series - 2010 C2 (Class B)
795,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	889,224
		Series - 2010 C2 (Class C)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$899,275	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.578%	07/15/19	$878,805
		Series - 2007 FL1A (Class A1)
4,230,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	4,719,711
		Series - 2006 LDP8 (Class AM)
1,010,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	1,119,476
		Series - 2011 C4 (Class C)
11,750,000		JP Morgan Chase Commercial Mortgage Securities Corp	0.730	12/15/47	11,731,411
		Series - 2013 C10 (Class A1)
5,350,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.891	02/15/51	5,825,519
		Series - 2007 C1 (Class AM)
32,670	i	JP Morgan Mortgage Trust	4.244	04/25/35	32,813
		Series - 2005 A2 (Class 5A1)
77,553		MASTER Asset Securitization Trust	5.000	05/25/35	77,509
		Series - 2005 1 (Class 2A5)
571,063	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	614,333
		Series - 2005 CIP1 (Class AM)
2,675,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	2,999,700
		Series - 2011 C1 (Class C)
550,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	590,600
		Series - 2011 C1 (Class D)
415,000	i	Morgan Stanley Capital I	5.544	11/12/49	464,340
		Series - 2007 T25 (Class AM)
610,000	g	Queens Center Mortgage Trust	3.376	01/11/37	602,612
		Series - 2013 QCA (Class B)
6,975,000	g,i	Queens Center Mortgage Trust	3.474	01/11/37	6,794,996
		Series - 2013 QCA (Class C)
1,271,992		Residential Accredit Loans, Inc	4.350	03/25/34	1,302,658
		Series - 2004 QS4 (Class A1)
2,582,550	i	Residential Accredit Loans, Inc	0.394	05/25/46	1,857,476
		Series - 2006 QO5 (Class 2A1)
1,855,036	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,875,568
		Series - 2012 1A (Class A)
857,452	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	868,856
		Series - 0 2A (Class A)
41,755	i	Structured Adjustable Rate Mortgage Loan Trust	0.964	03/25/35	41,735
		Series - 2005 6XS (Class A3)
25,575,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	28,108,562
		Series - 2007 C30 (Class AM)
1,725,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,961,675
		Series - 2007 C34 (Class AM)
1,200,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	1,372,351
		Series - 2007 C31 (Class A5)
9,460,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	10,460,802
		Series - 2007 C31 (Class AM)
565,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	636,091
		Series - 2006 C29 (Class AM)
6,750,000		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	6,741,083
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			132,951,532

		TOTAL STRUCTURED ASSETS			427,426,828

		(Cost $418,575,449)

		TOTAL BONDS			2,326,526,778

		(Cost $2,258,382,189)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 12.9%

TREASURY DEBT - 12.9%
$28,500,000	d	United States Treasury Bill	0.058%-0.100%	04/04/13	$28,499,793
10,200,000		United States Treasury Bill	0.089	04/11/13	10,199,748
5,000,000	d	United States Treasury Bill	0.090	04/18/13	4,999,788
5,500,000	d	United States Treasury Bill	0.070	04/25/13	5,499,743
16,500,000	d	United States Treasury Bill	0.080-0.090	05/02/13	16,498,756
11,500,000	d	United States Treasury Bill	0.100	05/30/13	11,498,827
54,300,000	d	United States Treasury Bill	0.076-0.090	06/06/13	54,294,787
55,200,000		United States Treasury Bill	0.080-0.085	06/13/13	55,193,542
19,300,000	d	United States Treasury Bill	0.090	06/27/13	19,296,738
27,100,000	d	United States Treasury Bill	0.090	07/18/13	27,093,902
12,500,000	d	United States Treasury Bill	0.100	07/25/13	12,497,100
65,700,000		United States Treasury Bill	0.088-0.091	09/05/13	65,673,523

		TOTAL TREASURY DEBT			311,246,247

		TOTAL SHORT-TERM INVESTMENTS			311,246,247

		(Cost $311,237,055)

		TOTAL INVESTMENTS - 109.2%			2,641,733,241
		(Cost $2,573,527,500)
		OTHER ASSETS & LIABILITIES, NET - (9.2)%			(222,873,679)

		NET ASSETS - 100.0%			$2,418,859,562

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities amounted to $535,340,523 or 22.1% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.4%

CORPORATE BONDS - 23.0%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000		BorgWarner, Inc	4.625%	09/15/20	$55,006
500,000		Ford Motor Co	7.450	07/16/31	632,358
650,000		Ford Motor Co	4.750	01/15/43	604,957
400,000		Honeywell International, Inc	5.400	03/15/16	452,734
300,000		Honeywell International, Inc	5.300	03/01/18	356,830
400,000		Honeywell International, Inc	5.000	02/15/19	476,477
282,000		Honeywell International, Inc	5.700	03/15/37	357,459
210,000		Johnson Controls, Inc	5.500	01/15/16	234,617
150,000		Johnson Controls, Inc	2.600	12/01/16	157,256
160,000		Johnson Controls, Inc	4.250	03/01/21	175,655
270,000		Johnson Controls, Inc	6.000	01/15/36	321,711

		TOTAL AUTOMOBILES & COMPONENTS			3,825,060

BANKS - 2.6%
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	118,921
1,800,000		Asian Development Bank	0.875	06/10/14	1,811,340
1,750,000		Asian Development Bank	2.500	03/15/16	1,852,681
2,000,000		Asian Development Bank	1.125	03/15/17	2,034,336
75,000		Asian Development Bank	5.820	06/16/28	98,414
200,000		Australia & New Zealand Banking Group Ltd	0.900	02/12/16	200,541
200,000	g	Banco de Credito e Inversiones	3.000	09/13/17	202,873
500,000		Banco do Brasil S.A.	3.875	01/23/17	523,000
200,000		Banco do Brasil S.A.	3.875	10/10/22	193,500
100,000		Bancolombia S.A.	4.250	01/12/16	105,380
200,000		Bancolombia S.A.	5.950	06/03/21	225,000
450,000		Bancolombia S.A.	5.125	09/11/22	452,250
500,000		Bank of America Corp	5.420	03/15/17	554,086
500,000		Bank of New York Mellon Corp	0.700	03/04/16	499,222
200,000		Bank of Nova Scotia	0.750	10/09/15	199,920
500,000		BB&T Corp	5.200	12/23/15	555,306
100,000		BB&T Corp	3.200	03/15/16	106,343
200,000		BB&T Corp	2.150	03/22/17	205,846
70,000		BB&T Corp	4.900	06/30/17	78,837
150,000		BB&T Corp	1.600	08/15/17	151,461
300,000		BB&T Corp	1.450	01/12/18	299,238
400,000		BB&T Corp	6.850	04/30/19	510,318
200,000		BB&T Corp	3.950	03/22/22	213,454
150,000		BBVA US Senior SAU	3.250	05/16/14	150,907
500,000		BBVA US Senior SAU	4.664	10/09/15	512,737
460,000		BHP Billiton Finance Ltd	5.400	03/29/17	532,984
400,000		BHP Billiton Finance USA Ltd	5.500	04/01/14	420,366
300,000		BHP Billiton Finance USA Ltd	1.000	02/24/15	302,900

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	BHP Billiton Finance USA Ltd	1.625%	02/24/17	$508,916
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	569,234
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	105,638
800,000	BHP Billiton Finance USA Ltd	2.875	02/24/22	817,416
200,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	201,173
972,000	Capital One Bank USA NA	3.375	02/15/23	962,476
250,000	Capital One NA	1.500	03/22/18	247,567
300,000	Citigroup, Inc	2.250	08/07/15	307,076
1,396,000	Citigroup, Inc	6.000	12/13/13	1,446,365
528,000	Citigroup, Inc	5.500	10/15/14	563,426
350,000	Citigroup, Inc	2.650	03/02/15	359,666
500,000	Citigroup, Inc	1.250	01/15/16	499,397
500,000	Citigroup, Inc	1.300	04/01/16	499,941
1,750,000	Citigroup, Inc	3.953	06/15/16	1,885,655
200,000	Citigroup, Inc	4.450	01/10/17	220,187
11,000	Citigroup, Inc	6.000	08/15/17	12,843
915,000	Citigroup, Inc	6.125	11/21/17	1,081,869
407,000	Citigroup, Inc	6.125	05/15/18	484,871
2,810,000	Citigroup, Inc	5.375	08/09/20	3,289,796
2,700,000	Citigroup, Inc	4.500	01/14/22	3,001,895
1,675,000	Citigroup, Inc	4.050	07/30/22	1,730,314
870,000	Citigroup, Inc	3.375	03/01/23	876,990
1,070,000	Citigroup, Inc	6.875	03/05/38	1,403,836
200,000	Citigroup, Inc	5.875	01/30/42	239,028
250,000	Comerica Bank	5.750	11/21/16	289,313
50,000	Comerica Bank	5.200	08/22/17	57,652
200,000	Compass Bank	5.500	04/01/20	207,912
275,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	273,764
375,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	377,565
200,000	Corpbanca S.A.	3.125	01/15/18	197,628
700,000	Deutsche Bank AG	3.875	08/18/14	728,919
900,000	Deutsche Bank AG	3.450	03/30/15	945,180
600,000	Deutsche Bank AG	3.250	01/11/16	635,899
400,000	Discover Bank	2.000	02/21/18	401,202
215,000	Discover Bank	7.000	04/15/20	267,636
450,000	Fifth Third Bancorp	3.625	01/25/16	481,052
200,000	Fifth Third Bancorp	3.500	03/15/22	208,385
140,000	Fifth Third Bancorp	8.250	03/01/38	193,798
250,000	Fifth Third Bank	4.750	02/01/15	266,718
500,000	Fifth Third Bank	1.450	02/28/18	499,880
100,000	First Horizon National Corp	5.375	12/15/15	108,781
200,000	First Niagara Financial Group, Inc	7.250	12/15/21	243,582
100,000	FirstMerit Corp	4.350	02/04/23	103,651
600,000	HSBC Bank USA NA	4.625	04/01/14	622,650
750,000	HSBC Bank USA NA	4.875	08/24/20	842,110
266,000	HSBC Bank USA NA	5.875	11/01/34	308,480
33,000	HSBC Bank USA NA	7.000	01/15/39	43,491
150,000	HSBC Holdings plc	4.875	01/14/22	171,326
1,925,000	HSBC Holdings plc	6.500	09/15/37	2,357,900
550,000	HSBC Holdings plc	6.100	01/14/42	697,483
700,000	HSBC USA, Inc	2.375	02/13/15	720,244
1,000,000	HSBC USA, Inc	1.625	01/16/18	999,069

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Intesa Sanpaolo S.p.A	3.125%	01/15/16	$293,263
625,000		Intesa Sanpaolo S.p.A	3.875	01/16/18	604,344
2,475,000		JPMorgan Chase & Co	2.050	01/24/14	2,508,155
634,000		JPMorgan Chase & Co	5.125	09/15/14	672,537
225,000		JPMorgan Chase & Co	3.700	01/20/15	236,221
800,000		JPMorgan Chase & Co	1.875	03/20/15	815,212
1,610,000		JPMorgan Chase & Co	3.400	06/24/15	1,694,944
700,000		JPMorgan Chase & Co	5.150	10/01/15	766,371
500,000		JPMorgan Chase & Co	1.100	10/15/15	500,710
1,000,000		JPMorgan Chase & Co	1.125	02/26/16	1,002,018
1,250,000		JPMorgan Chase & Co	3.450	03/01/16	1,328,958
300,000		JPMorgan Chase & Co	3.150	07/05/16	318,085
850,000		JPMorgan Chase & Co	2.000	08/15/17	865,541
335,000		JPMorgan Chase & Co	6.000	01/15/18	398,098
400,000		JPMorgan Chase & Co	1.800	01/25/18	402,114
180,000		JPMorgan Chase & Co	4.950	03/25/20	206,351
700,000		JPMorgan Chase & Co	4.400	07/22/20	775,970
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,996,937
750,000		JPMorgan Chase & Co	4.625	05/10/21	838,270
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,151,191
1,000,000		JPMorgan Chase & Co	4.500	01/24/22	1,095,921
2,150,000		JPMorgan Chase & Co	3.250	09/23/22	2,146,680
600,000		JPMorgan Chase & Co	3.200	01/25/23	599,029
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,133,802
200,000		JPMorgan Chase & Co	5.400	01/06/42	229,570
50,000		KeyBank NA	5.800	07/01/14	53,072
500,000		KeyBank NA	1.650	02/01/18	504,527
600,000		KeyCorp	3.750	08/13/15	639,331
150,000		KeyCorp	5.100	03/24/21	174,632
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	200,233
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	287,700
250,000		National Australia Bank	2.000	03/09/15	256,249
250,000		National Australia Bank	2.750	03/09/17	263,117
250,000		National Australia Bank Ltd	1.600	08/07/15	254,366
400,000		National Australia Bank Ltd	0.900	01/20/16	400,838
400,000		National Australia Bank Ltd	3.000	01/20/23	396,653
250,000		National Bank of Canada	1.500	06/26/15	253,771
500,000		National Bank of Canada	1.450	11/07/17	498,120
600,000		Nordic Investment Bank	3.625	06/17/13	604,248
500,000		Nordic Investment Bank	2.250	03/15/16	525,050
1,500,000		Nordic Investment Bank	0.750	01/17/18	1,486,329
350,000		Northern Trust Corp	2.375	08/02/22	344,679
100,000		People’s United Financial, Inc	3.650	12/06/22	101,928
200,000		PNC Bank NA	0.800	01/28/16	199,977
750,000		PNC Bank NA	2.700	11/01/22	728,389
500,000		PNC Bank NA	2.950	01/30/23	497,072
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	148,566
580,000		PNC Funding Corp	5.400	06/10/14	612,308
700,000		PNC Funding Corp	2.700	09/19/16	736,943
645,000		PNC Funding Corp	5.125	02/08/20	754,951
50,000		PNC Funding Corp	4.375	08/11/20	56,481
400,000		PNC Funding Corp	3.300	03/08/22	412,431

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Regions Financial Corp	7.750%	11/10/14	$275,620
500,000		Royal Bank of Canada	0.800	10/30/15	500,687
500,000		Royal Bank of Canada	1.200	09/19/17	501,626
300,000		Royal Bank of Canada	1.500	01/16/18	303,262
1,250,000		Royal Bank of Scotland Group plc	2.550	09/18/15	1,284,736
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	298,479
750,000		Royal Bank of Scotland plc	6.125	01/11/21	905,072
150,000		Santander Holdings USA, Inc	3.000	09/24/15	153,802
250,000		Sovereign Bank	8.750	05/30/18	302,176
300,000		Sumitomo Mitsui Banking Corp	0.900	01/18/16	299,060
250,000		Sumitomo Mitsui Banking Corp	1.800	07/18/17	254,621
300,000		Sumitomo Mitsui Banking Corp	1.500	01/18/18	299,791
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	253,027
300,000		Sumitomo Mitsui Banking Corp	3.000	01/18/23	300,017
100,000		SunTrust Banks, Inc	3.600	04/15/16	107,085
150,000		SunTrust Banks, Inc	3.500	01/20/17	160,612
100,000		SunTrust Banks, Inc	6.000	09/11/17	118,050
300,000		SunTrust Banks, Inc	7.250	03/15/18	372,352
50,000		SVB Financial Group	5.375	09/15/20	56,594
200,000		Svenska Handelsbanken AB	3.125	07/12/16	212,299
300,000		Svenska Handelsbanken AB	2.875	04/04/17	316,746
500,000		Svenska Handelsbanken AB	1.625	03/21/18	498,575
300,000		Toronto-Dominion Bank	2.500	07/14/16	314,445
650,000		Toronto-Dominion Bank	2.375	10/19/16	680,026
315,000		Union Bank of California NA	5.950	05/11/16	356,306
60,000		UnionBanCal Corp	5.250	12/16/13	61,954
225,000		UnionBanCal Corp	3.500	06/18/22	233,270
300,000		US Bancorp	2.200	11/15/16	313,053
940,000		US Bancorp	1.650	05/15/17	957,911
325,000		US Bancorp	3.000	03/15/22	335,002
200,000		US Bancorp	2.950	07/15/22	199,045
970,000		US Bank NA	6.300	02/04/14	1,017,246
250,000	i	US Bank NA	3.778	04/29/20	263,393
692,000		Wachovia Bank NA	4.800	11/01/14	735,579
1,110,000		Wachovia Bank NA	5.850	02/01/37	1,342,324
2,600,000		Wells Fargo & Co	1.250	02/13/15	2,629,968
1,000,000		Wells Fargo & Co	1.500	07/01/15	1,016,523
650,000	i	Wells Fargo & Co	3.676	06/15/16	702,853
300,000		Wells Fargo & Co	5.125	09/15/16	338,763
1,250,000		Wells Fargo & Co	2.100	05/08/17	1,289,009
500,000		Wells Fargo & Co	1.500	01/16/18	498,961
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,370,465
2,000,000		Wells Fargo & Co	3.500	03/08/22	2,101,996
700,000		Wells Fargo & Co	3.450	02/13/23	704,704
264,000		Wells Fargo & Co	5.375	02/07/35	308,468
20,000		Western Union Co	5.930	10/01/16	22,088
500,000		Western Union Co	2.875	12/10/17	507,457
100,000		Western Union Co	3.650	08/22/18	103,183
400,000		Western Union Co	5.253	04/01/20	428,577
100,000		Westpac Banking Corp	1.850	12/09/13	101,027
1,455,000		Westpac Banking Corp	3.000	08/04/15	1,528,028
500,000		Westpac Banking Corp	1.125	09/25/15	503,782

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$150,000	Westpac Banking Corp	3.000%	12/09/15	$158,553
400,000	Westpac Banking Corp	2.000	08/14/17	411,753
750,000	Westpac Banking Corp	1.600	01/12/18	758,464
75,000	Westpac Banking Corp	4.875	11/19/19	87,686
185,000	Zions Bancorporation	7.750	09/23/14	201,130

	TOTAL BANKS			113,008,540

CAPITAL GOODS - 0.7%
250,000	Agilent Technologies, Inc	6.500	11/01/17	299,398
100,000	Agilent Technologies, Inc	5.000	07/15/20	113,772
100,000	Agilent Technologies, Inc	3.200	10/01/22	99,927
200,000	Applied Materials, Inc	4.300	06/15/21	222,783
100,000	Applied Materials, Inc	5.850	06/15/41	119,094
200,000	Arrow Electronics, Inc	3.000	03/01/18	201,773
200,000	Arrow Electronics, Inc	5.125	03/01/21	213,599
225,000	Avnet, Inc	6.625	09/15/16	255,859
300,000	Avnet, Inc	4.875	12/01/22	311,123
100,000	Cameron International Corp	6.375	07/15/18	120,132
150,000	Cameron International Corp	3.600	04/30/22	157,421
100,000	Cameron International Corp	5.950	06/01/41	121,549
100,000	Carlisle Cos, Inc	5.125	12/15/20	112,250
100,000	Carlisle Cos, Inc	3.750	11/15/22	100,005
136,000	Caterpillar Financial Services Corp	6.125	02/17/14	142,826
150,000	Caterpillar Financial Services Corp	1.375	05/20/14	151,621
600,000	Caterpillar Financial Services Corp	0.700	11/06/15	600,523
250,000	Caterpillar Financial Services Corp	2.050	08/01/16	259,370
300,000	Caterpillar Financial Services Corp	1.750	03/24/17	307,151
500,000	Caterpillar Financial Services Corp	1.625	06/01/17	508,904
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	595,203
500,000	Caterpillar Financial Services Corp	1.250	11/06/17	501,000
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	238,321
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,759,796
50,000	Caterpillar, Inc	5.700	08/15/16	57,843
150,000	Caterpillar, Inc	1.500	06/26/17	152,254
200,000	Caterpillar, Inc	3.900	05/27/21	221,942
200,000	Caterpillar, Inc	2.600	06/26/22	201,454
438,000	Caterpillar, Inc	3.803	08/15/42	415,173
75,000	CRH America, Inc	5.300	10/15/13	76,728
150,000	CRH America, Inc	4.125	01/15/16	158,567
350,000	CRH America, Inc	6.000	09/30/16	398,207
450,000	Danaher Corp	5.625	01/15/18	535,245
200,000	Danaher Corp	3.900	06/23/21	223,048
150,000	Deere & Co	2.600	06/08/22	151,086
218,000	Deere & Co	5.375	10/16/29	269,607
150,000	Deere & Co	3.900	06/09/42	148,188
200,000	Dover Corp	4.875	10/15/15	220,685
150,000	Dover Corp	5.450	03/15/18	178,914
100,000	Dover Corp	5.375	03/01/41	121,646
200,000	Eaton Corp	5.600	05/15/18	235,754
300,000	Emerson Electric Co	5.250	10/15/18	357,675
400,000	Emerson Electric Co	4.875	10/15/19	474,002
350,000	Emerson Electric Co	2.625	02/15/23	353,451

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Energizer Holdings, Inc	4.700%	05/19/21	$106,678
100,000		Energizer Holdings, Inc	4.700	05/24/22	106,422
150,000		Flowserve Corp	3.500	09/15/22	151,664
100,000		FMC Technologies, Inc	2.000	10/01/17	100,623
100,000		FMC Technologies, Inc	3.450	10/01/22	101,516
300,000		General Dynamics Corp	2.250	07/15/16	314,127
600,000		General Dynamics Corp	1.000	11/15/17	595,829
600,000		General Dynamics Corp	2.250	11/15/22	576,812
225,000		General Dynamics Corp	3.600	11/15/42	205,440
265,000		Goodrich Corp	6.125	03/01/19	331,438
185,000		Harsco Corp	5.125	09/15/13	188,632
100,000		IDEX Corp	4.500	12/15/20	109,313
200,000		IDEX Corp	4.200	12/15/21	213,802
100,000		Illinois Tool Works, Inc	6.250	04/01/19	124,953
200,000		Illinois Tool Works, Inc	4.875	09/15/41	223,495
500,000		Illinois Tool Works, Inc	3.900	09/01/42	482,160
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	205,184
500,000		John Deere Capital Corp	1.300	03/12/18	501,791
100,000		Joy Global, Inc	5.125	10/15/21	111,670
200,000		Kennametal, Inc	2.650	11/01/19	199,938
150,000		Kennametal, Inc	3.875	02/15/22	155,749
100,000		KLA-Tencor Corp	6.900	05/01/18	119,881
100,000		Legrand France S.A.	8.500	02/15/25	132,857
400,000		Lockheed Martin Corp	7.650	05/01/16	479,689
200,000		Lockheed Martin Corp	3.350	09/15/21	209,931
350,000		Lockheed Martin Corp	4.850	09/15/41	362,100
258,000	g	Lockheed Martin Corp	4.070	12/15/42	235,960
100,000		Mosaic Co	4.875	11/15/41	105,663
100,000		National Oilwell Varco, Inc	1.350	12/01/17	100,428
300,000		National Oilwell Varco, Inc	2.600	12/01/22	297,988
300,000		National Oilwell Varco, Inc	3.950	12/01/42	288,316
250,000		Parker Hannifin Corp	3.500	09/15/22	269,199
275,000	g	Pentair Finance S.A.	1.350	12/01/15	275,386
225,000	g	Pentair Finance S.A.	2.650	12/01/19	222,121
275,000		Precision Castparts Corp	2.500	01/15/23	271,714
50,000		Raytheon Co	4.400	02/15/20	56,853
450,000		Raytheon Co	3.125	10/15/20	475,254
500,000		Raytheon Co	2.500	12/15/22	488,197
200,000		Raytheon Co	7.200	08/15/27	275,846
100,000		Raytheon Co	4.700	12/15/41	108,816
100,000		Rockwell Automation, Inc	6.250	12/01/37	130,737
100,000		Rockwell Collins, Inc	3.100	11/15/21	105,519
200,000		Roper Industries, Inc	1.850	11/15/17	201,636
100,000		Roper Industries, Inc	6.250	09/01/19	121,128
200,000		Roper Industries, Inc	3.125	11/15/22	200,744
100,000		Snap-on, Inc	4.250	01/15/18	110,285
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	261,955
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	602,542
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	112,148
250,000		Textron, Inc	5.600	12/01/17	281,952
200,000		Tupperware Brands Corp	4.750	06/01/21	210,654
600,000	g	Turlock Corp	1.500	11/02/17	601,721

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$325,000	g	Turlock Corp	2.750%	11/02/22	$323,125
150,000	g	Turlock Corp	4.000	11/02/32	149,795
250,000	g	Turlock Corp	4.150	11/02/42	243,751
100,000	g	Tyco Flow Control Finance S.A.	1.875	09/15/17	100,000
100,000	g	Tyco Flow Control Finance S.A.	3.150	09/15/22	98,319
21,000		Tyco International Finance S.A.	3.375	10/15/15	22,111
83,000		Tyco International Finance S.A.	8.500	01/15/19	107,041
500,000		United Technologies Corp	4.875	05/01/15	545,201
300,000		United Technologies Corp	1.200	06/01/15	304,209
250,000		United Technologies Corp	1.800	06/01/17	257,872
500,000		United Technologies Corp	5.375	12/15/17	592,970
490,000		United Technologies Corp	4.500	04/15/20	567,941
325,000		United Technologies Corp	3.100	06/01/22	340,626
280,000		United Technologies Corp	5.400	05/01/35	334,354
280,000		United Technologies Corp	6.050	06/01/36	359,648
145,000		United Technologies Corp	5.700	04/15/40	182,416
1,350,000		United Technologies Corp	4.500	06/01/42	1,438,922
100,000		Valmont Industries, Inc	6.625	04/20/20	118,412
100,000		Xylem, Inc	3.550	09/20/16	106,636
100,000		Xylem, Inc	4.875	10/01/21	112,936

		TOTAL CAPITAL GOODS			31,595,610

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
700,000	g	ADT Corp	2.250	07/15/17	702,696
125,000	g	ADT Corp	3.500	07/15/22	124,612
100,000	g	ADT Corp	4.125	06/15/23	103,763
200,000	g	ADT Corp	4.875	07/15/42	189,977
200,000		Celgene Corp	1.900	08/15/17	203,070
200,000		Celgene Corp	3.950	10/15/20	216,384
300,000		Celgene Corp	3.250	08/15/22	303,407
30,000		Corp Andina de Fomento	5.125	05/05/15	32,327
500,000		Corp Andina de Fomento	3.750	01/15/16	528,917
527,000		Corp Andina de Fomento	4.375	06/15/22	572,094
1,000,000		Council of Europe Development Bank	2.625	02/16/16	1,056,800
500,000		Council of Europe Development Bank	1.500	06/19/17	511,850
350,000		Daimler Finance North America LLC	6.500	11/15/13	362,920
300,000		Daimler Finance North America LLC	8.500	01/18/31	464,522
300,000		eBay, Inc	0.700	07/15/15	301,388
300,000		eBay, Inc	1.350	07/15/17	303,317
200,000		eBay, Inc	3.250	10/15/20	214,217
400,000		eBay, Inc	2.600	07/15/22	399,697
200,000		eBay, Inc	4.000	07/15/42	183,499
150,000		Equifax, Inc	6.300	07/01/17	174,818
200,000		Equifax, Inc	3.300	12/15/22	196,744
1,000,000		European Investment Bank	0.625	04/15/16	1,001,200
750,000		European Investment Bank	1.000	03/15/18	745,290
25,000		Howard Hughes Medical Institute	3.450	09/01/14	26,177
500,000		International Bank for Reconstruction & Development	2.125	02/13/23	500,280
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	225,708
300,000		Moody’s Corp	4.500	09/01/22	309,171
44,000		Quest Diagnostics, Inc	5.450	11/01/15	48,501
400,000		Quest Diagnostics, Inc	4.700	04/01/21	437,334

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Quest Diagnostics, Inc	6.950%	07/01/37	$180,746
329,000	g	Reed Elsevier Capital, Inc	3.125	10/15/22	317,539
63,000		Republic Services, Inc	5.500	09/15/19	74,791
265,000		Republic Services, Inc	5.000	03/01/20	306,640
580,000		Republic Services, Inc	5.250	11/15/21	677,992
250,000		Republic Services, Inc	3.550	06/01/22	261,364
30,000		Republic Services, Inc	6.200	03/01/40	37,096
150,000		SAIC, Inc	4.450	12/01/20	160,353
100,000		Svensk Exportkredit AB	3.250	09/16/14	104,175
500,000		Svensk Exportkredit AB	1.750	05/30/17	514,305
425,000		Svensk Exportkredit AB	1.125	04/05/18	422,916
300,000		Thomson Corp	5.700	10/01/14	321,580
345,000		Thomson Reuters Corp	6.500	07/15/18	423,722
145,000		Thomson Reuters Corp	5.850	04/15/40	171,656
200,000	g	URS Corp	5.250	04/01/22	209,989
25,000		Vanderbilt University	5.250	04/01/19	29,780
500,000		Waste Management, Inc	5.000	03/15/14	520,388
310,000		Waste Management, Inc	4.600	03/01/21	350,307
350,000		Waste Management, Inc	2.900	09/15/22	346,310
255,000		Waste Management, Inc	6.125	11/30/39	313,015

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			16,185,344

CONSUMER DURABLES & APPAREL - 0.0%
100,000		Hasbro, Inc	6.125	05/15/14	105,854
100,000		Hasbro, Inc	6.350	03/15/40	115,287
200,000		Leggett & Platt, Inc	3.400	08/15/22	202,999
150,000		Mattel, Inc	1.700	03/15/18	150,817
100,000		Mattel, Inc	4.350	10/01/20	109,782
150,000		Mattel, Inc	3.150	03/15/23	150,887
100,000		Mattel, Inc	5.450	11/01/41	108,983
100,000		MDC Holdings, Inc	6.000	01/15/43	99,155
100,000		Mohawk Industries, Inc	3.850	02/01/23	101,660
100,000		Newell Rubbermaid, Inc	4.700	08/15/20	110,956
200,000		Newell Rubbermaid, Inc	4.000	06/15/22	209,837
150,000		NVR, Inc	3.950	09/15/22	153,976
220,000		VF Corp	6.450	11/01/37	276,503
200,000		Whirlpool Corp	8.600	05/01/14	216,147
150,000		Whirlpool Corp	4.700	06/01/22	164,503
100,000		Whirlpool Corp	3.700	03/01/23	101,920
100,000		Whirlpool Corp	5.150	03/01/43	101,065

		TOTAL CONSUMER DURABLES & APPAREL			2,480,331

CONSUMER SERVICES - 0.3%
200,000		Board of Trustees of The Leland Stanford Junior University	3.625	05/01/14	206,938
100,000		Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	118,779
500,000		Catholic Health Initiatives	2.950	11/01/22	504,994
100,000		Cintas Corp No 2	4.300	06/01/21	109,961
200,000		Cintas Corp No 2	3.250	06/01/22	204,529
500,000		Continental Airlines	4.150	04/11/24	523,125
100,000		Cornell University	5.450	02/01/19	122,023
100,000		Darden Restaurants, Inc	6.200	10/15/17	115,973
200,000		Darden Restaurants, Inc	3.350	11/01/22	190,210

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Darden Restaurants, Inc	6.800%	10/15/37	$115,456
75,000	Dartmouth College	4.750	06/01/19	87,823
300,000	Dun & Bradstreet Corp	3.250	12/01/17	308,435
100,000	George Washington University	3.485	09/15/22	105,781
175,000	GlaxoSmithKline Capital plc	0.750	05/08/15	175,780
300,000	GlaxoSmithKline Capital plc	1.500	05/08/17	305,096
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	306,061
100,000	Hyatt Hotels Corp	3.875	08/15/16	106,573
75,000	Johns Hopkins University	5.250	07/01/19	91,035
200,000	Marriott International, Inc	3.000	03/01/19	209,507
200,000	Marriott International, Inc	3.250	09/15/22	200,810
250,000	Massachusetts Institute of Technology	5.600	07/01/11	333,451
300,000	McDonald’s Corp	1.875	05/29/19	305,612
720,000	McDonald’s Corp	3.500	07/15/20	793,925
550,000	McDonald’s Corp	2.625	01/15/22	561,535
280,000	McDonald’s Corp	6.300	03/01/38	380,416
200,000	President and Fellows of Harvard College	4.875	10/15/40	236,576
100,000	Princeton University	4.950	03/01/19	118,172
220,000	Princeton University	5.700	03/01/39	287,471
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	197,237
700,000	Walt Disney Co	4.500	12/15/13	720,611
350,000	Walt Disney Co	0.875	12/01/14	352,889
70,000	Walt Disney Co	5.625	09/15/16	81,200
200,000	Walt Disney Co	1.100	12/01/17	199,863
850,000	Walt Disney Co	2.550	02/15/22	858,826
200,000	Walt Disney Co	2.350	12/01/22	197,792
200,000	Walt Disney Co	7.000	03/01/32	283,394
100,000	Walt Disney Co	4.375	08/16/41	107,565
100,000	Walt Disney Co	4.125	12/01/41	102,982
200,000	Walt Disney Co	3.700	12/01/42	191,977
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,281
250,000	Wyndham Worldwide Corp	2.950	03/01/17	257,264
150,000	Wyndham Worldwide Corp	2.500	03/01/18	150,849
200,000	Wyndham Worldwide Corp	4.250	03/01/22	209,465
200,000	Wyndham Worldwide Corp	3.900	03/01/23	200,654
150,000	Yale University	2.900	10/15/14	155,501
330,000	Yum! Brands, Inc	6.250	03/15/18	394,835
50,000	Yum! Brands, Inc	3.875	11/01/20	53,438
100,000	Yum! Brands, Inc	6.875	11/15/37	130,469

	TOTAL CONSUMER SERVICES			11,975,139

DIVERSIFIED FINANCIALS - 4.4%
300,000	Abbey National Treasury Services plc	2.875	04/25/14	305,249
300,000	Abbey National Treasury Services plc	4.000	04/27/16	319,011
150,000	ABN Amro Bank NV	4.650	06/04/18	154,399
500,000	African Development Bank	3.000	05/27/14	515,150
250,000	African Development Bank	1.250	09/02/16	255,600
700,000	African Development Bank	1.125	03/15/17	711,410
20,000	Ahold Finance USA LLC	6.875	05/01/29	25,769
600,000	American Express Centurion Bank	0.875	11/13/15	599,984
400,000	American Express Co	6.150	08/28/17	478,481
190,000	American Express Co	7.000	03/19/18	237,251

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$293,000		American Express Co	2.650%	12/02/22	$287,126
329,000		American Express Co	4.050	12/03/42	315,803
200,000		American Express Credit Corp	1.750	06/12/15	204,356
1,750,000		American Express Credit Corp	2.750	09/15/15	1,829,751
1,600,000		American Express Credit Corp	2.800	09/19/16	1,694,138
400,000		American Express Credit Corp	2.375	03/24/17	418,270
250,000		Ameriprise Financial, Inc	5.650	11/15/15	280,736
295,000		Ameriprise Financial, Inc	5.300	03/15/20	350,935
250,000		Australia & New Zealand Banking Group Ltd	1.875	10/06/17	256,219
4,220,000		Bank of America Corp	4.500	04/01/15	4,471,609
2,045,000		Bank of America Corp	3.700	09/01/15	2,155,313
300,000		Bank of America Corp	1.250	01/11/16	298,747
550,000		Bank of America Corp	3.625	03/17/16	583,432
1,200,000		Bank of America Corp	6.500	08/01/16	1,382,018
585,000		Bank of America Corp	5.300	03/15/17	655,480
1,000,000		Bank of America Corp	3.875	03/22/17	1,075,761
575,000		Bank of America Corp	6.000	09/01/17	667,545
590,000		Bank of America Corp	5.750	12/01/17	682,428
900,000		Bank of America Corp	2.000	01/11/18	895,719
320,000		Bank of America Corp	5.650	05/01/18	370,178
600,000		Bank of America Corp	5.490	03/15/19	671,653
2,300,000		Bank of America Corp	5.875	01/05/21	2,716,185
500,000		Bank of America Corp	5.700	01/24/22	585,670
625,000		Bank of America Corp	3.300	01/11/23	616,287
700,000		Bank of America Corp	5.875	02/07/42	831,622
400,000		Bank of Montreal	0.800	11/06/15	399,426
450,000		Bank of Montreal	2.500	01/11/17	470,235
200,000		Bank of Montreal	1.400	09/11/17	200,300
400,000		Bank of Montreal	2.550	11/06/22	391,667
100,000		Bank of New York Mellon Corp	1.500	01/31/14	100,931
530,000		Bank of New York Mellon Corp	4.300	05/15/14	552,908
300,000		Bank of New York Mellon Corp	1.700	11/24/14	305,657
1,150,000		Bank of New York Mellon Corp	2.300	07/28/16	1,204,689
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	103,129
500,000		Bank of New York Mellon Corp	1.300	01/25/18	503,089
500,000		Bank of New York Mellon Corp	3.550	09/23/21	541,126
220,000		Bank of Nova Scotia	2.375	12/17/13	223,062
900,000		Bank of Nova Scotia	3.400	01/22/15	943,849
100,000		Bank of Nova Scotia	2.050	10/07/15	103,036
500,000		Bank of Nova Scotia	2.900	03/29/16	530,125
150,000		Bank of Nova Scotia	2.550	01/12/17	157,139
400,000		Bank of Nova Scotia	1.375	12/18/17	399,998
200,000		Bank of Nova Scotia	4.375	01/13/21	227,578
510,000		Barclays Bank plc	5.200	07/10/14	537,638
500,000		Barclays Bank plc	2.750	02/23/15	516,367
1,900,000		Barclays Bank plc	5.000	09/22/16	2,134,002
80,000		Bear Stearns Cos LLC	5.300	10/30/15	88,408
116,000		Bear Stearns Cos LLC	5.550	01/22/17	132,398
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	52,475
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	217,049
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	304,379
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	302,450

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$275,000	BlackRock, Inc	3.500%	12/10/14	$288,805
210,000	BlackRock, Inc	6.250	09/15/17	255,462
390,000	BlackRock, Inc	5.000	12/10/19	462,737
125,000	BlackRock, Inc	3.375	06/01/22	131,815
100,000	Block Financial LLC	5.125	10/30/14	105,066
200,000	Block Financial LLC	5.500	11/01/22	211,114
480,000	BNP Paribas	3.250	03/11/15	497,711
800,000	BNP Paribas	3.600	02/23/16	849,323
700,000	BNP Paribas	5.000	01/15/21	789,307
500,000	BNP Paribas S.A.	2.375	09/14/17	507,404
300,000	BNP Paribas S.A.	3.250	03/03/23	291,571
400,000	Canadian Imperial Bank of Commerce	0.900	10/01/15	401,322
425,000	Canadian Imperial Bank of Commerce	2.350	12/11/15	442,880
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	302,013
700,000	Capital One Financial Corp	7.375	05/23/14	751,430
300,000	Capital One Financial Corp	2.150	03/23/15	306,152
600,000	Capital One Financial Corp	1.000	11/06/15	597,768
250,000	Capital One Financial Corp	3.150	07/15/16	265,447
250,000	Capital One Financial Corp	4.750	07/15/21	282,082
143,750	Carobao Leasing LLC	1.829	09/07/24	147,044
200,000	Charles Schwab Corp	0.850	12/04/15	200,813
100,000	Charles Schwab Corp	4.450	07/22/20	114,382
200,000	Charles Schwab Corp	3.225	09/01/22	206,668
120,000	CME Group, Inc	5.750	02/15/14	125,197
350,000	CME Group, Inc	3.000	09/15/22	353,190
400,000	Commonwealth Bank of Australia	1.950	03/16/15	409,476
250,000	Commonwealth Bank of Australia	1.250	09/18/15	252,478
250,000	Commonwealth Bank of Australia	1.900	09/18/17	256,312
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	428,246
600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	632,914
2,080,000	Credit Suisse	5.500	05/01/14	2,188,252
2,250,000	Credit Suisse	5.400	01/14/20	2,521,935
250,000	Diageo Investment Corp	2.875	05/11/22	252,720
100,000	Diageo Investment Corp	4.250	05/11/42	101,847
155,000	Digital Realty Trust LP	4.500	07/15/15	164,690
300,000	Digital Realty Trust LP	3.625	10/01/22	297,998
100,000	Discover Financial Services	5.200	04/27/22	112,207
90,000	Eaton Vance Corp	6.500	10/02/17	108,087
300,000	European Bank for Reconstruction & Development	1.500	03/16/20	300,390
500,000	Excalibur One 77B LLC	1.491	01/01/25	496,778
300,000	FMS Wertmanagement AoeR	0.625	04/18/16	300,280
3,000,000	Ford Motor Credit Co LLC	2.750	05/15/15	3,062,292
300,000	Ford Motor Credit Co LLC	2.500	01/15/16	305,803
800,000	Ford Motor Credit Co LLC	3.000	06/12/17	820,465
900,000	Ford Motor Credit Co LLC	2.375	01/16/18	894,735
1,000,000	Ford Motor Credit Co LLC	5.000	05/15/18	1,101,410
1,000,000	Ford Motor Credit Co LLC	5.875	08/02/21	1,143,931
450,000	Ford Motor Credit Co LLC	4.250	09/20/22	465,277
125,000	Franklin Resources, Inc	3.125	05/20/15	131,355
150,000	Franklin Resources, Inc	2.800	09/15/22	151,881
2,335,000	General Electric Capital Corp	5.500	06/04/14	2,471,343
200,000	General Electric Capital Corp	2.150	01/09/15	205,096

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,605,000		General Electric Capital Corp	3.500%	06/29/15	$1,697,788
350,000		General Electric Capital Corp	1.625	07/02/15	355,976
400,000		General Electric Capital Corp	2.250	11/09/15	413,677
750,000		General Electric Capital Corp	1.000	12/11/15	754,660
500,000		General Electric Capital Corp	1.000	01/08/16	500,216
1,050,000		General Electric Capital Corp	2.950	05/09/16	1,109,894
200,000		General Electric Capital Corp	2.900	01/09/17	211,081
800,000		General Electric Capital Corp	2.300	04/27/17	827,880
1,625,000		General Electric Capital Corp	5.625	09/15/17	1,904,461
500,000		General Electric Capital Corp	1.600	11/20/17	501,890
300,000		General Electric Capital Corp	1.625	04/02/18	298,712
200,000		General Electric Capital Corp	2.100	12/11/19	203,320
630,000		General Electric Capital Corp	5.500	01/08/20	746,529
1,855,000		General Electric Capital Corp	4.375	09/16/20	2,071,560
250,000		General Electric Capital Corp	4.625	01/07/21	281,452
300,000		General Electric Capital Corp	5.300	02/11/21	343,913
200,000		General Electric Capital Corp	4.650	10/17/21	223,910
1,900,000		General Electric Capital Corp	3.150	09/07/22	1,887,853
500,000		General Electric Capital Corp	3.100	01/09/23	495,032
2,025,000		General Electric Capital Corp	6.750	03/15/32	2,577,610
1,200,000		General Electric Capital Corp	5.875	01/14/38	1,399,182
927,000		General Electric Capital Corp	6.875	01/10/39	1,214,584
340,000	i	Goldman Sachs Capital II	4.000	06/01/43	286,025
1,250,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,303,157
1,630,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,722,630
500,000		Goldman Sachs Group, Inc	1.600	11/23/15	504,578
1,875,000		Goldman Sachs Group, Inc	3.625	02/07/16	1,991,237
550,000		Goldman Sachs Group, Inc	5.950	01/18/18	641,247
450,000		Goldman Sachs Group, Inc	2.375	01/22/18	456,134
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	70,702
1,195,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,495,024
2,505,000		Goldman Sachs Group, Inc	5.375	03/15/20	2,853,944
1,150,000		Goldman Sachs Group, Inc	6.000	06/15/20	1,357,247
1,300,000		Goldman Sachs Group, Inc	5.250	07/27/21	1,472,990
2,325,000		Goldman Sachs Group, Inc	5.750	01/24/22	2,703,333
500,000		Goldman Sachs Group, Inc	3.625	01/22/23	503,516
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	70,073
1,850,000		Goldman Sachs Group, Inc	6.250	02/01/41	2,198,457
1,200,000		HSBC Finance Corp	5.500	01/19/16	1,335,604
782,000		HSBC Finance Corp	6.676	01/15/21	925,369
150,000	g	ING US, Inc	5.500	07/15/22	165,959
125,000		Invesco Finance plc	3.125	11/30/22	127,573
130,000		Jefferies Group, Inc	3.875	11/09/15	135,850
425,000		Jefferies Group, Inc	8.500	07/15/19	529,087
500,000		Jefferies Group, Inc	6.875	04/15/21	583,670
100,000		Jefferies Group, Inc	6.450	06/08/27	110,500
695,000		John Deere Capital Corp	2.950	03/09/15	726,538
125,000		John Deere Capital Corp	0.875	04/17/15	125,731
500,000		John Deere Capital Corp	0.750	01/22/16	501,469
100,000		John Deere Capital Corp	2.000	01/13/17	103,528
300,000		John Deere Capital Corp	1.400	03/15/17	303,877
800,000		John Deere Capital Corp	5.500	04/13/17	934,690

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		John Deere Capital Corp	1.200%	10/10/17	$250,494
350,000		John Deere Capital Corp	1.700	01/15/20	344,703
200,000		John Deere Capital Corp	3.150	10/15/21	210,894
200,000		John Deere Capital Corp	2.800	01/27/23	202,938
600,000		KFW	0.625	04/24/15	602,942
1,000,000		KFW	0.500	04/19/16	998,685
1,500,000		KFW	1.250	02/15/17	1,527,743
750,000		KFW	2.000	10/04/22	739,193
100,000		Korea Finance Corp	3.250	09/20/16	105,830
700,000		Korea Finance Corp	2.250	08/07/17	712,364
635,000		Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	637,350
1,750,000		Kreditanstalt fuer Wiederaufbau	4.000	10/15/13	1,784,125
1,000,000		Kreditanstalt fuer Wiederaufbau	1.375	01/13/14	1,008,500
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,056,100
1,350,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,556,280
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,296,055
6,925,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	8,028,499
1,125,000		Landwirtschaftliche Rentenbank	4.125	07/15/13	1,137,409
1,025,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	1,192,690
1,000,000		Landwirtschaftliche Rentenbank	1.375	10/23/19	996,000
203,000		Lazard Group LLC	7.125	05/15/15	224,558
700,000		Lloyds TSB Bank plc	4.200	03/28/17	768,194
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,478,852
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,267,371
1,500,000		Merrill Lynch & Co, Inc	6.110	01/29/37	1,689,527
300,000		Morgan Stanley	4.750	04/01/14	310,150
3,300,000		Morgan Stanley	6.000	05/13/14	3,478,190
100,000		Morgan Stanley	2.875	07/28/14	102,204
720,000		Morgan Stanley	6.000	04/28/15	784,285
675,000		Morgan Stanley	1.750	02/25/16	680,256
200,000		Morgan Stanley	3.800	04/29/16	212,185
970,000		Morgan Stanley	5.450	01/09/17	1,085,749
300,000		Morgan Stanley	4.750	03/22/17	330,907
550,000		Morgan Stanley	5.550	04/27/17	621,862
245,000		Morgan Stanley	5.950	12/28/17	283,648
796,000		Morgan Stanley	7.300	05/13/19	985,033
300,000		Morgan Stanley	5.625	09/23/19	344,964
590,000		Morgan Stanley	5.500	01/26/20	675,996
200,000		Morgan Stanley	5.750	01/25/21	231,118
1,200,000		Morgan Stanley	5.500	07/28/21	1,375,690
2,500,000		Morgan Stanley	4.875	11/01/22	2,650,280
600,000		Morgan Stanley	3.750	02/25/23	606,472
600,000		Morgan Stanley	7.250	04/01/32	772,144
500,000		Morgan Stanley	6.375	07/24/42	600,726
400,000	i	Murray Street Investment Trust	4.647	03/09/17	437,400
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	237,237
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	161,958
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	1,072,671
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	364,962
250,000		Nomura Holdings, Inc	5.000	03/04/15	265,971
260,000		Nomura Holdings, Inc	4.125	01/19/16	275,272
400,000		Nomura Holdings, Inc	2.000	09/13/16	399,019

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$430,000	Nomura Holdings, Inc	6.700%	03/04/20	$514,508
400,000	Northern Trust Corp	4.625	05/01/14	418,307
300,000	NYSE Euronext	2.000	10/05/17	306,709
150,000	Oesterreichische Kontrollbank AG.	3.625	06/17/13	151,001
1,000,000	Oesterreichische Kontrollbank AG.	1.375	01/21/14	1,007,600
800,000	Oesterreichische Kontrollbank AG.	5.000	04/25/17	926,480
600,000	ORIX Corp	5.000	01/12/16	647,100
200,000	ORIX Corp	3.750	03/09/17	210,036
500,000	PACCAR Financial Corp	0.700	11/16/15	500,052
300,000	PACCAR Financial Corp	1.600	03/15/17	304,557
200,000	Principal Life Income Funding Trusts	5.550	04/27/15	219,449
200,000	Prospect Capital Corp	5.875	03/15/23	200,379
740,000	Rabobank Nederland NV	2.125	10/13/15	762,116
500,000	Rabobank Nederland NV	4.500	01/11/21	560,131
350,000	Rabobank Nederland NV	5.250	05/24/41	395,887
100,000	Raymond James Financial, Inc	4.250	04/15/16	106,613
300,000	Raymond James Financial, Inc	5.625	04/01/24	341,905
500,000	Royal Bank of Canada	1.125	01/15/14	503,130
500,000	Royal Bank of Canada	1.150	03/13/15	505,541
200,000	Royal Bank of Canada	0.625	12/04/15	199,880
335,000	Royal Bank of Canada	2.625	12/15/15	351,793
300,000	Royal Bank of Canada	0.850	03/08/16	299,965
200,000	Royal Bank of Canada	2.300	07/20/16	208,716
500,000	Sasol Financing International plc	4.500	11/14/22	494,375
950,000	SLM Corp	6.250	01/25/16	1,037,854
500,000	SLM Corp	6.000	01/25/17	543,750
150,000	SLM Corp	4.625	09/25/17	155,813
680,000	SLM Corp	8.450	06/15/18	805,800
200,000	SLM Corp	7.250	01/25/22	223,500
400,000	SLM Corp	5.500	01/25/23	397,000
250,000	Societe Generale S.A.	2.750	10/12/17	256,054
350,000	State Street Corp	4.300	05/30/14	365,774
200,000	State Street Corp	2.875	03/07/16	212,920
300,000	State Street Corp	4.375	03/07/21	341,864
300,000	Syngenta Finance NV	3.125	03/28/22	309,168
150,000	TD Ameritrade Holding Corp	4.150	12/01/14	158,240
392,000	Telefonica Europe BV	8.250	09/15/30	463,863
50,000	Toyota Motor Credit Corp	1.375	08/12/13	50,208
500,000	Toyota Motor Credit Corp	1.000	02/17/15	504,222
250,000	Toyota Motor Credit Corp	3.200	06/17/15	263,959
225,000	Toyota Motor Credit Corp	0.875	07/17/15	226,425
700,000	Toyota Motor Credit Corp	2.800	01/11/16	738,818
300,000	Toyota Motor Credit Corp	2.000	09/15/16	310,624
150,000	Toyota Motor Credit Corp	2.050	01/12/17	155,169
400,000	Toyota Motor Credit Corp	1.750	05/22/17	408,605
500,000	Toyota Motor Credit Corp	1.250	10/05/17	499,454
500,000	Toyota Motor Credit Corp	1.375	01/10/18	502,072
300,000	Toyota Motor Credit Corp	3.400	09/15/21	321,418
400,000	Toyota Motor Credit Corp	2.625	01/10/23	399,170
872,000	UBS AG.	2.250	01/28/14	883,626
162,000	UBS AG.	5.750	04/25/18	191,915
1,671,000	UBS AG.	4.875	08/04/20	1,935,568

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Unilever Capital Corp	2.750%	02/10/16	$526,368
400,000	Unilever Capital Corp	0.850	08/02/17	396,982
250,000	Unilever Capital Corp	4.800	02/15/19	293,875
250,000	Unilever Capital Corp	4.250	02/10/21	285,627
30,000	Unilever Capital Corp	5.900	11/15/32	39,596

	TOTAL DIVERSIFIED FINANCIALS			189,773,391

ENERGY - 2.2%
650,000	Anadarko Petroleum Corp	5.950	09/15/16	748,220
700,000	Anadarko Petroleum Corp	6.375	09/15/17	835,528
465,000	Anadarko Petroleum Corp	8.700	03/15/19	626,061
825,000	Anadarko Petroleum Corp	6.200	03/15/40	1,000,010
100,000	Apache Corp	1.750	04/15/17	101,743
400,000	Apache Corp	6.900	09/15/18	502,958
275,000	Apache Corp	3.250	04/15/22	285,255
300,000	Apache Corp	2.625	01/15/23	291,777
480,000	Apache Corp	5.100	09/01/40	516,372
300,000	Apache Corp	5.250	02/01/42	330,434
350,000	Apache Corp	4.750	04/15/43	357,857
300,000	Apache Corp	4.250	01/15/44	284,659
200,000	Baker Hughes, Inc	7.500	11/15/18	262,448
450,000	Baker Hughes, Inc	3.200	08/15/21	476,100
215,000	Baker Hughes, Inc	5.125	09/15/40	249,928
200,000	Boardwalk Pipelines LP	5.750	09/15/19	231,461
250,000	BP Capital Markets plc	5.250	11/07/13	256,979
100,000	BP Capital Markets plc	1.700	12/05/14	101,935
395,000	BP Capital Markets plc	3.875	03/10/15	418,791
590,000	BP Capital Markets plc	3.125	10/01/15	622,969
700,000	BP Capital Markets plc	0.700	11/06/15	698,816
1,000,000	BP Capital Markets plc	3.200	03/11/16	1,065,234
200,000	BP Capital Markets plc	1.846	05/05/17	205,018
850,000	BP Capital Markets plc	1.375	11/06/17	851,129
300,000	BP Capital Markets plc	4.500	10/01/20	342,778
150,000	BP Capital Markets plc	4.742	03/11/21	173,855
650,000	BP Capital Markets plc	3.561	11/01/21	690,078
200,000	BP Capital Markets plc	3.245	05/06/22	206,625
850,000	BP Capital Markets plc	2.500	11/06/22	827,339
100,000	Buckeye Partners LP	5.300	10/15/14	105,588
200,000	Buckeye Partners LP	4.875	02/01/21	214,304
575,000	Burlington Resources Finance Co	7.200	08/15/31	794,249
200,000	Burlington Resources Finance Co	7.400	12/01/31	279,627
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	700,619
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	1,030,936
45,000	Cenovus Energy, Inc	4.500	09/15/14	47,385
340,000	Cenovus Energy, Inc	5.700	10/15/19	410,552
125,000	Cenovus Energy, Inc	3.000	08/15/22	125,109
200,000	Cenovus Energy, Inc	6.750	11/15/39	258,607
200,000	Cenovus Energy, Inc	4.450	09/15/42	195,815
500,000	Chevron Corp	1.104	12/05/17	500,424
200,000	Chevron Corp	4.950	03/03/19	238,736
300,000	Chevron Corp	2.355	12/05/22	297,836
1,005,000	ConocoPhillips	4.600	01/15/15	1,076,640

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$600,000	ConocoPhillips	5.750%	02/01/19	$734,081
785,000	ConocoPhillips	6.500	02/01/39	1,049,722
200,000	ConocoPhillips Co	1.050	12/15/17	199,314
400,000	ConocoPhillips Co	2.400	12/15/22	392,194
500,000	ConocoPhillips Holding Co	6.950	04/15/29	675,472
300,000	DCP Midstream Operating LP	2.500	12/01/17	304,562
200,000	DCP Midstream Operating LP	4.950	04/01/22	218,355
150,000	Devon Energy Corp	1.875	05/15/17	151,458
850,000	Devon Energy Corp	6.300	01/15/19	1,026,189
525,000	Devon Energy Corp	3.250	05/15/22	525,845
600,000	Devon Energy Corp	7.950	04/15/32	823,904
200,000	Devon Energy Corp	4.750	05/15/42	195,363
300,000	Diamond Offshore Drilling, Inc	5.875	05/01/19	366,693
100,000	Diamond Offshore Drilling, Inc	5.700	10/15/39	125,540
250,000	Ecopetrol S.A.	7.625	07/23/19	313,125
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	379,781
495,000	Enbridge Energy Partners LP	5.200	03/15/20	557,921
300,000	Enbridge Energy Partners LP	5.500	09/15/40	311,277
300,000	EnCana Corp	3.900	11/15/21	317,344
220,000	EnCana Corp	6.500	05/15/19	267,737
515,000	EnCana Corp	6.625	08/15/37	614,082
150,000	EnCana Corp	5.150	11/15/41	150,663
400,000	EnCana Holdings Finance Corp	5.800	05/01/14	420,767
400,000	Ensco plc	3.250	03/15/16	426,048
700,000	Ensco plc	4.700	03/15/21	781,558
40,000	Enterprise Products Operating LLC	5.600	10/15/14	42,878
145,000	Enterprise Products Operating LLC	5.000	03/01/15	156,250
200,000	Enterprise Products Operating LLC	1.250	08/13/15	201,463
735,000	Enterprise Products Operating LLC	6.300	09/15/17	883,328
130,000	Enterprise Products Operating LLC	6.500	01/31/19	161,404
600,000	Enterprise Products Operating LLC	5.200	09/01/20	703,688
400,000	Enterprise Products Operating LLC	4.050	02/15/22	433,804
500,000	Enterprise Products Operating LLC	3.350	03/15/23	509,191
480,000	Enterprise Products Operating LLC	6.125	10/15/39	564,382
300,000	Enterprise Products Operating LLC	4.850	08/15/42	306,097
100,000	Enterprise Products Operating LLC	4.450	02/15/43	96,159
500,000	Enterprise Products Operating LLC	4.850	03/15/44	510,436
300,000	EOG Resources, Inc	6.125	10/01/13	308,256
100,000	EOG Resources, Inc	2.500	02/01/16	104,589
440,000	EOG Resources, Inc	4.100	02/01/21	496,462
600,000	EOG Resources, Inc	2.625	03/15/23	592,526
50,000	EQT Corp	6.500	04/01/18	57,923
350,000	EQT Corp	8.125	06/01/19	434,493
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	211,105
400,000	Halliburton Co	6.150	09/15/19	503,426
400,000	Halliburton Co	7.450	09/15/39	587,098
250,000	Halliburton Co	4.500	11/15/41	268,771
425,000	Hess Corp	8.125	02/15/19	548,898
200,000	Hess Corp	7.875	10/01/29	257,982
740,000	Hess Corp	5.600	02/15/41	794,668
300,000	Husky Energy, Inc	5.900	06/15/14	317,985
30,000	Husky Energy, Inc	7.250	12/15/19	38,643

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Husky Energy, Inc	3.950%	04/15/22	$213,970
130,000	Husky Energy, Inc	6.800	09/15/37	168,296
200,000	Magellan Midstream Partners LP	6.550	07/15/19	246,494
125,000	Magellan Midstream Partners LP	4.250	02/01/21	138,129
500,000	Magellan Midstream Partners LP	4.200	12/01/42	470,081
200,000	Marathon Oil Corp	0.900	11/01/15	199,512
400,000	Marathon Oil Corp	6.000	10/01/17	474,980
350,000	Marathon Oil Corp	2.800	11/01/22	341,664
255,000	Marathon Oil Corp	6.600	10/01/37	321,133
200,000	Marathon Petroleum Corp	3.500	03/01/16	213,690
250,000	Marathon Petroleum Corp	5.125	03/01/21	291,583
350,000	Marathon Petroleum Corp	6.500	03/01/41	435,180
125,000	Murphy Oil Corp	2.500	12/01/17	125,519
200,000	Murphy Oil Corp	4.000	06/01/22	199,399
200,000	Murphy Oil Corp	3.700	12/01/22	194,301
200,000	Murphy Oil Corp	5.125	12/01/42	186,864
125,000	Nabors Industries, Inc	6.150	02/15/18	142,124
424,000	Nabors Industries, Inc	9.250	01/15/19	545,341
350,000	Nabors Industries, Inc	4.625	09/15/21	365,317
935,000	Nexen, Inc	6.400	05/15/37	1,207,854
150,000	Noble Energy, Inc	8.250	03/01/19	195,627
350,000	Noble Energy, Inc	4.150	12/15/21	384,808
200,000	Noble Energy, Inc	6.000	03/01/41	238,774
100,000	Noble Holding International Ltd	3.450	08/01/15	104,734
100,000	Noble Holding International Ltd	2.500	03/15/17	102,831
305,000	Noble Holding International Ltd	4.900	08/01/20	338,218
100,000	Noble Holding International Ltd	6.200	08/01/40	112,749
400,000	Noble Holding International Ltd	5.250	03/15/42	402,366
350,000	Occidental Petroleum Corp	2.500	02/01/16	368,577
350,000	Occidental Petroleum Corp	1.750	02/15/17	359,863
250,000	Occidental Petroleum Corp	1.500	02/15/18	252,951
250,000	Occidental Petroleum Corp	3.125	02/15/22	262,858
550,000	Occidental Petroleum Corp	2.700	02/15/23	550,509
406,000	Panhandle Eastern Pipeline Co LP	7.000	06/15/18	493,334
785,000	Pemex Project Funding Master Trust	5.750	03/01/18	901,769
600,000	Petrobras International Finance Co	9.125	07/02/13	610,800
500,000	Petrobras International Finance Co	2.875	02/06/15	510,382
350,000	Petrobras International Finance Co	3.875	01/27/16	366,270
47,000	Petrobras International Finance Co	6.125	10/06/16	52,546
625,000	Petrobras International Finance Co	3.500	02/06/17	645,308
1,125,000	Petrobras International Finance Co	7.875	03/15/19	1,368,723
100,000	Petrobras International Finance Co	5.750	01/20/20	110,138
1,400,000	Petrobras International Finance Co	5.375	01/27/21	1,510,590
875,000	Petrobras International Finance Co	6.875	01/20/40	1,000,722
300,000	Petrobras International Finance Co	6.750	01/27/41	339,088
75,000	Petro-Canada	6.800	05/15/38	97,805
700,000	Petrohawk Energy Corp	7.250	08/15/18	783,261
505,000	Petroleos Mexicanos	4.875	03/15/15	540,350
480,000	Petroleos Mexicanos	8.000	05/03/19	614,400
775,000	Petroleos Mexicanos	6.000	03/05/20	914,500
800,000	Petroleos Mexicanos	5.500	01/21/21	918,000
240,000	Petroleos Mexicanos	4.875	01/24/22	265,800

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Petroleos Mexicanos	1.700%	12/20/22	$304,058
300,000		Petroleos Mexicanos	2.000	12/20/22	308,360
400,000	g	Petroleos Mexicanos	3.500	01/30/23	399,000
940,000		Petroleos Mexicanos	6.500	06/02/41	1,106,850
800,000	g	Petroleos Mexicanos	5.500	06/27/44	825,200
250,000		Petroleos Mexicanos	5.500	06/27/44	257,875
150,000		Phillips 66	4.300	04/01/22	164,664
300,000		Pioneer Natural Resources Co	6.650	03/15/17	352,039
375,000		Pioneer Natural Resources Co	3.950	07/15/22	391,547
200,000		Plains All American Pipeline LP	6.125	01/15/17	234,658
700,000		Plains All American Pipeline LP	5.000	02/01/21	809,736
200,000		Plains All American Pipeline LP	2.850	01/31/23	196,797
100,000		Plains All American Pipeline LP	6.650	01/15/37	128,246
250,000		Plains All American Pipeline LP	5.150	06/01/42	272,600
100,000		Rowan Cos, Inc	5.000	09/01/17	111,462
250,000		Rowan Cos, Inc	4.875	06/01/22	271,748
100,000		Rowan Cos, Inc	5.400	12/01/42	99,847
440,000		Shell International Finance BV	3.100	06/28/15	465,062
300,000		Shell International Finance BV	0.625	12/04/15	301,104
200,000		Shell International Finance BV	1.125	08/21/17	200,769
805,000		Shell International Finance BV	4.300	09/22/19	932,441
1,130,000		Shell International Finance BV	4.375	03/25/20	1,309,635
200,000		Shell International Finance BV	2.375	08/21/22	198,431
500,000		Shell International Finance BV	2.250	01/06/23	486,718
421,000		Shell International Finance BV	6.375	12/15/38	581,450
200,000		Shell International Finance BV	3.625	08/21/42	193,486
200,000		Southwestern Energy Co	7.500	02/01/18	245,662
125,000		Southwestern Energy Co	4.100	03/15/22	132,107
210,000		Statoil ASA	2.900	10/15/14	217,899
350,000		Statoil ASA	3.125	08/17/17	379,468
375,000		Statoil ASA	1.200	01/17/18	376,304
450,000		Statoil ASA	5.250	04/15/19	542,810
250,000		Statoil ASA	3.150	01/23/22	264,818
375,000		Statoil ASA	2.450	01/17/23	368,903
200,000		Statoil ASA	5.100	08/17/40	235,276
400,000		Statoil ASA	4.250	11/23/41	416,244
550,000		Suncor Energy, Inc	6.100	06/01/18	665,293
900,000		Suncor Energy, Inc	6.500	06/15/38	1,145,554
300,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	296,817
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	113,531
25,000		Talisman Energy, Inc	7.750	06/01/19	31,690
450,000		Talisman Energy, Inc	3.750	02/01/21	467,985
300,000		Talisman Energy, Inc	5.850	02/01/37	324,716
200,000		Talisman Energy, Inc	5.500	05/15/42	208,016
200,000		Total Capital Canada Ltd	1.450	01/15/18	201,804
300,000		Total Capital Canada Ltd	2.750	07/15/23	300,823
400,000		Total Capital International S.A.	0.750	01/25/16	400,956
1,000,000		Total Capital International S.A.	2.875	02/17/22	1,029,250
400,000		Total Capital International S.A.	2.700	01/25/23	402,089
320,000		TransCanada Pipelines Ltd	4.000	06/15/13	322,228
300,000		TransCanada Pipelines Ltd	0.875	03/02/15	301,304
500,000		TransCanada Pipelines Ltd	0.750	01/15/16	499,395

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000		TransCanada Pipelines Ltd	3.800%	10/01/20	$657,777
300,000		TransCanada Pipelines Ltd	2.500	08/01/22	292,434
340,000		TransCanada Pipelines Ltd	5.850	03/15/36	411,884
469,000		TransCanada Pipelines Ltd	7.625	01/15/39	672,721
200,000		TransCanada Pipelines Ltd	6.100	06/01/40	252,446
300,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	320,018
200,000		Transocean, Inc	2.500	10/15/17	202,531
443,000		Transocean, Inc	6.000	03/15/18	501,743
700,000		Transocean, Inc	6.500	11/15/20	808,967
150,000		Transocean, Inc	6.375	12/15/21	174,641
550,000		Transocean, Inc	3.800	10/15/22	541,814
200,000		Transocean, Inc	6.800	03/15/38	220,280
165,000		Vale Overseas Ltd	6.250	01/23/17	188,256
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,106,792
742,000		Vale Overseas Ltd	4.375	01/11/22	761,326
150,000		Vale Overseas Ltd	8.250	01/17/34	192,314
864,000		Vale Overseas Ltd	6.875	11/21/36	981,380
680,000		Valero Energy Corp	6.125	02/01/20	826,244
330,000		Valero Energy Corp	7.500	04/15/32	429,087
200,000		Valero Energy Corp	6.625	06/15/37	243,699
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	906,013
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	66,104
150,000		Weatherford International Ltd	9.625	03/01/19	195,908
200,000		Weatherford International Ltd	4.500	04/15/22	206,020
500,000		Weatherford International Ltd	5.950	04/15/42	515,356
300,000		XTO Energy, Inc	6.250	08/01/17	367,503

		TOTAL ENERGY			96,297,749

FOOD & STAPLES RETAILING - 0.2%
550,000		CVS Caremark Corp	3.250	05/18/15	579,098
110,000		CVS Caremark Corp	5.750	06/01/17	130,082
185,000		CVS Caremark Corp	4.750	05/18/20	214,112
500,000		CVS Caremark Corp	4.125	05/15/21	556,660
200,000		CVS Caremark Corp	2.750	12/01/22	197,168
650,000		CVS Caremark Corp	6.125	09/15/39	803,057
105,000		Delhaize Group S.A.	6.500	06/15/17	120,041
100,000		Delhaize Group S.A.	4.125	04/10/19	105,955
235,000		Delhaize Group S.A.	5.700	10/01/40	229,267
300,000		Kroger Co	6.400	08/15/17	358,322
55,000		Kroger Co	6.800	12/15/18	68,132
445,000		Kroger Co	6.150	01/15/20	541,436
200,000		Kroger Co	3.400	04/15/22	208,355
100,000		Kroger Co	6.900	04/15/38	125,122
250,000		Kroger Co	5.000	04/15/42	255,757
239,000		Safeway, Inc	6.350	08/15/17	278,933
25,000		Safeway, Inc	5.000	08/15/19	27,870
240,000		Safeway, Inc	3.950	08/15/20	245,245
150,000		Safeway, Inc	4.750	12/01/21	161,470
50,000		Starbucks Corp	6.250	08/15/17	59,872
200,000		SYSCO Corp	5.250	02/12/18	236,298
250,000		SYSCO Corp	2.600	06/12/22	249,812
100,000		SYSCO Corp	5.375	09/21/35	118,929

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$450,000	Walgreen Co	1.000%	03/13/15	$450,900
200,000	Walgreen Co	1.800	09/15/17	202,443
100,000	Walgreen Co	5.250	01/15/19	116,504
200,000	Walgreen Co	3.100	09/15/22	197,911
200,000	Walgreen Co	4.400	09/15/42	192,020

	TOTAL FOOD & STAPLES RETAILING			7,030,771

FOOD, BEVERAGE & TOBACCO - 1.2%
50,000	Altria Group, Inc	4.125	09/11/15	53,949
85,000	Altria Group, Inc	9.700	11/10/18	118,292
348,000	Altria Group, Inc	9.250	08/06/19	485,071
1,800,000	Altria Group, Inc	4.750	05/05/21	2,037,274
800,000	Altria Group, Inc	2.850	08/09/22	786,474
155,000	Altria Group, Inc	10.200	02/06/39	260,872
300,000	Altria Group, Inc	4.250	08/09/42	282,706
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	377,594
300,000	Anheuser-Busch InBev Finance, Inc	0.800	01/15/16	300,214
300,000	Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	299,513
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	494,276
400,000	Anheuser-Busch InBev Finance, Inc	4.000	01/17/43	391,115
500,000	Anheuser-Busch InBev Worldwide, Inc	0.800	07/15/15	500,949
950,000	Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	1,006,752
175,000	Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	176,457
800,000	Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	964,870
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,648,388
1,750,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,720,121
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	653,618
100,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	93,735
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	119,276
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	708,344
200,000	Beam, Inc	3.250	05/15/22	204,510
520,000	Bottling Group LLC	6.950	03/15/14	551,097
450,000	Bottling Group LLC	5.125	01/15/19	531,684
200,000	Brown-Forman Corp	1.000	01/15/18	198,098
200,000	Brown-Forman Corp	2.250	01/15/23	195,525
400,000	Bunge Ltd	4.100	03/15/16	427,815
100,000	Bunge Ltd	3.200	06/15/17	103,439
100,000	Bunge Ltd	8.500	06/15/19	128,900
325,000	Campbell Soup Co	3.050	07/15/17	348,547
100,000	Campbell Soup Co	4.250	04/15/21	110,525
150,000	Campbell Soup Co	2.500	08/02/22	142,765
150,000	Campbell Soup Co	3.800	08/02/42	134,562
400,000	Coca-Cola Co	1.150	04/01/18	400,482
300,000	Coca-Cola Co	2.500	04/01/23	302,405
325,000	Coca-Cola Co	1.500	11/15/15	332,958
1,835,000	Coca-Cola Co	1.800	09/01/16	1,896,999
500,000	Coca-Cola Co	1.650	03/14/18	511,867
410,000	Coca-Cola Co	3.150	11/15/20	442,881
150,000	Coca-Cola Enterprises, Inc	2.125	09/15/15	154,273
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	105,649
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	103,553
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	110,750

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Coca-Cola HBC Finance BV	5.500%	09/17/15	$108,858
300,000		ConAgra Foods, Inc	1.900	01/25/18	302,966
200,000		ConAgra Foods, Inc	2.100	03/15/18	203,448
325,000		ConAgra Foods, Inc	7.000	04/15/19	406,740
200,000		ConAgra Foods, Inc	3.250	09/15/22	201,475
125,000		ConAgra Foods, Inc	3.200	01/25/23	124,589
100,000		ConAgra Foods, Inc	7.000	10/01/28	127,950
100,000	g	ConAgra Foods, Inc	6.625	08/15/39	124,849
200,000		ConAgra Foods, Inc	4.650	01/25/43	199,028
100,000		Corn Products International, Inc	4.625	11/01/20	111,377
350,000		Diageo Capital plc	5.500	09/30/16	401,909
1,000,000		Diageo Capital plc	1.500	05/11/17	1,013,791
325,000		Diageo Capital plc	5.750	10/23/17	387,259
200,000		Diageo Capital plc	5.875	09/30/36	250,412
100,000		Dr Pepper Snapple Group, Inc	2.900	01/15/16	105,445
350,000		Dr Pepper Snapple Group, Inc	2.600	01/15/19	363,256
150,000		Dr Pepper Snapple Group, Inc	2.000	01/15/20	148,030
150,000		Dr Pepper Snapple Group, Inc	2.700	11/15/22	148,254
150,000		Flowers Foods, Inc	4.375	04/01/22	152,691
342,000		Fortune Brands, Inc	5.375	01/15/16	379,630
725,000		General Mills, Inc	5.200	03/17/15	787,571
100,000		General Mills, Inc	0.875	01/29/16	100,337
210,000		General Mills, Inc	5.650	02/15/19	252,806
200,000		General Mills, Inc	3.150	12/15/21	209,706
150,000		General Mills, Inc	5.400	06/15/40	176,837
100,000		General Mills, Inc	4.150	02/15/43	100,163
100,000		Hershey Co	1.500	11/01/16	102,700
150,000		Hershey Co	4.125	12/01/20	170,603
50,000		HJ Heinz Co	5.350	07/15/13	50,500
100,000		HJ Heinz Co	2.000	09/12/16	101,188
325,000		HJ Heinz Co	2.850	03/01/22	328,453
100,000		HJ Heinz Finance Co	6.750	03/15/32	111,375
250,000		Ingredion, Inc	1.800	09/25/17	250,482
100,000		JM Smucker Co	3.500	10/15/21	105,365
200,000		Kellogg Co	1.125	05/15/15	201,884
100,000		Kellogg Co	1.875	11/17/16	102,730
200,000		Kellogg Co	1.750	05/17/17	203,964
600,000		Kellogg Co	4.000	12/15/20	668,046
300,000		Kellogg Co	3.125	05/17/22	310,759
200,000		Kellogg Co	2.750	03/01/23	200,703
100,000		Kellogg Co	7.450	04/01/31	135,520
100,000		Kraft Foods Group, Inc	1.625	06/04/15	101,541
600,000		Kraft Foods Group, Inc	2.250	06/05/17	622,450
1,025,000		Kraft Foods Group, Inc	3.500	06/06/22	1,071,762
300,000		Kraft Foods Group, Inc	6.500	02/09/40	384,592
400,000		Kraft Foods Group, Inc	5.000	06/04/42	428,886
803,000		Kraft Foods, Inc	6.500	08/11/17	969,579
250,000		Kraft Foods, Inc	6.125	02/01/18	299,839
1,200,000		Kraft Foods, Inc	5.375	02/10/20	1,427,732
945,000		Kraft Foods, Inc	6.500	02/09/40	1,227,153
200,000		Lorillard Tobacco Co	3.500	08/04/16	211,598
300,000		Lorillard Tobacco Co	2.300	08/21/17	302,434

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$270,000	Lorillard Tobacco Co	6.875%	05/01/20	$327,455
150,000	Molson Coors Brewing Co	3.500	05/01/22	156,052
300,000	Molson Coors Brewing Co	5.000	05/01/42	317,628
45,000	PepsiAmericas, Inc	4.375	02/15/14	46,539
245,000	PepsiCo, Inc	0.875	10/25/13	245,726
300,000	PepsiCo, Inc	0.700	02/26/16	300,051
850,000	PepsiCo, Inc	2.500	05/10/16	894,085
250,000	PepsiCo, Inc	1.250	08/13/17	250,794
840,000	PepsiCo, Inc	7.900	11/01/18	1,118,384
100,000	PepsiCo, Inc	4.500	01/15/20	115,377
400,000	PepsiCo, Inc	3.125	11/01/20	428,320
200,000	PepsiCo, Inc	3.000	08/25/21	210,020
400,000	PepsiCo, Inc	2.750	03/05/22	407,659
500,000	PepsiCo, Inc	2.750	03/01/23	500,467
310,000	PepsiCo, Inc	4.875	11/01/40	347,798
400,000	PepsiCo, Inc	4.000	03/05/42	392,584
200,000	PepsiCo, Inc	3.600	08/13/42	183,330
500,000	Philip Morris International, Inc	1.125	08/21/17	498,296
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,560,969
200,000	Philip Morris International, Inc	2.900	11/15/21	206,336
200,000	Philip Morris International, Inc	2.500	08/22/22	197,371
500,000	Philip Morris International, Inc	2.625	03/06/23	491,647
240,000	Philip Morris International, Inc	6.375	05/16/38	311,174
150,000	Philip Morris International, Inc	4.375	11/15/41	151,095
200,000	Philip Morris International, Inc	4.500	03/20/42	205,578
150,000	Philip Morris International, Inc	3.875	08/21/42	139,180
300,000	Philip Morris International, Inc	4.125	03/04/43	289,730
400,000	Reynolds American, Inc	1.050	10/30/15	400,141
50,000	Reynolds American, Inc	6.750	06/15/17	60,181
200,000	Reynolds American, Inc	7.750	06/01/18	252,918
400,000	Reynolds American, Inc	3.250	11/01/22	395,478
65,000	Reynolds American, Inc	7.250	06/15/37	84,730
400,000	Reynolds American, Inc	4.750	11/01/42	390,055
133,000	Sara Lee Corp	4.100	09/15/20	139,625
400,000	Tyson Foods, Inc	4.500	06/15/22	435,250

	TOTAL FOOD, BEVERAGE & TOBACCO			50,352,382

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
100,000	Allergan, Inc	5.750	04/01/16	114,476
200,000	Allergan, Inc	1.350	03/15/18	200,717
250,000	Allergan, Inc	3.375	09/15/20	269,030
200,000	Allergan, Inc	2.800	03/15/23	202,057
200,000	AmerisourceBergen Corp	5.875	09/15/15	223,973
100,000	AmerisourceBergen Corp	3.500	11/15/21	106,892
200,000	Baxter International, Inc	4.625	03/15/15	214,990
200,000	Baxter International, Inc	5.900	09/01/16	232,607
420,000	Baxter International, Inc	4.500	08/15/19	485,047
116,000	Baxter International, Inc	6.250	12/01/37	153,809
150,000	Baxter International, Inc	3.650	08/15/42	139,500
25,000	Becton Dickinson & Co	5.000	05/15/19	29,447
150,000	Becton Dickinson & Co	3.250	11/12/20	159,256
850,000	Becton Dickinson and Co	3.125	11/08/21	886,235

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Bio-Rad Laboratories, Inc	4.875%	12/15/20	$105,547
300,000		Boston Scientific Corp	6.400	06/15/16	342,675
650,000		Boston Scientific Corp	6.000	01/15/20	759,763
200,000		Cardinal Health, Inc	4.000	06/15/15	213,220
200,000		Cardinal Health, Inc	1.700	03/15/18	199,384
100,000		Cardinal Health, Inc	4.625	12/15/20	112,124
100,000		Cardinal Health, Inc	3.200	06/15/22	100,720
200,000		Cardinal Health, Inc	3.200	03/15/23	198,996
100,000		Cardinal Health, Inc	4.600	03/15/43	98,078
100,000		CareFusion Corp	5.125	08/01/14	105,500
100,000		CareFusion Corp	6.375	08/01/19	120,885
200,000	g	CareFusion Corp	3.300	03/01/23	201,505
100,000		Coventry Health Care, Inc	6.300	08/15/14	106,925
100,000		Coventry Health Care, Inc	5.450	06/15/21	117,855
450,000		Covidien International Finance S.A.	6.000	10/15/17	539,847
650,000		Covidien International Finance S.A.	3.200	06/15/22	677,975
100,000		Covidien International Finance S.A.	6.550	10/15/37	135,392
225,000		CR Bard, Inc	1.375	01/15/18	224,685
100,000		CR Bard, Inc	4.400	01/15/21	111,791
100,000		DENTSPLY International, Inc	4.125	08/15/21	106,133
900,000		Express Scripts Holding Co	2.750	11/21/14	926,990
150,000		Express Scripts Holding Co	3.500	11/15/16	161,598
300,000		Express Scripts Holding Co	2.650	02/15/17	314,237
250,000		Express Scripts Holding Co	4.750	11/15/21	283,828
525,000		Express Scripts Holding Co	3.900	02/15/22	563,267
150,000		Express Scripts Holding Co	6.125	11/15/41	188,148
300,000		Express Scripts, Inc	3.125	05/15/16	316,912
100,000		Kaiser Foundation Hospitals	3.500	04/01/22	104,971
100,000		Kaiser Foundation Hospitals	4.875	04/01/42	109,126
200,000		Laboratory Corp of America Holdings	3.125	05/15/16	210,772
100,000		Laboratory Corp of America Holdings	2.200	08/23/17	101,109
200,000		Laboratory Corp of America Holdings	3.750	08/23/22	205,317
200,000		Mayo Clinic Rochester	4.000	11/15/47	199,578
100,000		McKesson Corp	0.950	12/04/15	100,274
430,000		McKesson Corp	3.250	03/01/16	460,845
25,000		McKesson Corp	5.700	03/01/17	29,228
200,000		McKesson Corp	1.400	03/15/18	200,047
180,000		McKesson Corp	4.750	03/01/21	208,498
100,000		McKesson Corp	2.700	12/15/22	99,161
200,000		McKesson Corp	2.850	03/15/23	201,540
100,000		McKesson Corp	6.000	03/01/41	128,831
250,000		Medco Health Solutions, Inc	2.750	09/15/15	260,648
250,000		Medco Health Solutions, Inc	7.125	03/15/18	309,362
205,000		Medtronic, Inc	4.750	09/15/15	225,137
250,000		Medtronic, Inc	1.375	04/01/18	250,000
200,000		Medtronic, Inc	5.600	03/15/19	242,887
1,305,000		Medtronic, Inc	4.450	03/15/20	1,499,702
250,000		Medtronic, Inc	2.750	04/01/23	249,153
200,000		Medtronic, Inc	4.500	03/15/42	212,314
150,000		Medtronic, Inc	4.000	04/01/43	145,907
150,000		PerkinElmer, Inc	5.000	11/15/21	164,953
235,000		Quest Diagnostics, Inc	6.400	07/01/17	274,726

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$20,000		St. Jude Medical, Inc	3.750%	07/15/14	$20,805
450,000		St. Jude Medical, Inc	2.500	01/15/16	466,791
200,000	h	St. Jude Medical, Inc	3.250	04/15/23	200,854
200,000	h	St. Jude Medical, Inc	4.750	04/15/43	203,838
150,000		Stryker Corp	3.000	01/15/15	156,660
150,000		Stryker Corp	2.000	09/30/16	155,638
200,000		Stryker Corp	1.300	04/01/18	199,182
90,000		Stryker Corp	4.375	01/15/20	101,912
200,000		Stryker Corp	4.100	04/01/43	197,613
165,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	178,903
550,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	569,476
150,000		Thermo Fisher Scientific, Inc	1.850	01/15/18	151,408
455,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	503,099
250,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	248,554
100,000		Zimmer Holdings, Inc	1.400	11/30/14	100,695
150,000		Zimmer Holdings, Inc	3.375	11/30/21	154,954
106,000		Zimmer Holdings, Inc	5.750	11/30/39	124,791

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			20,681,275

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
100,000		Avon Products, Inc	5.625	03/01/14	104,318
100,000		Avon Products, Inc	2.375	03/15/16	101,287
100,000		Avon Products, Inc	6.500	03/01/19	113,406
150,000		Avon Products, Inc	4.600	03/15/20	155,816
150,000		Avon Products, Inc	5.000	03/15/23	153,911
100,000		Avon Products, Inc	6.950	03/15/43	102,420
25,000		Clorox Co	5.000	01/15/15	26,779
350,000		Clorox Co	3.550	11/01/15	371,310
100,000		Clorox Co	3.800	11/15/21	107,535
100,000		Clorox Co	3.050	09/15/22	100,890
400,000		Colgate-Palmolive Co	1.300	01/15/17	406,611
200,000		Colgate-Palmolive Co	2.300	05/03/22	199,851
200,000		Colgate-Palmolive Co	1.950	02/01/23	192,006
60,000		Colgate-Palmolive Co	6.450	06/16/28	79,808
150,000		Ecolab, Inc	2.375	12/08/14	154,073
300,000		Ecolab, Inc	1.000	08/09/15	300,793
100,000		Ecolab, Inc	3.000	12/08/16	106,297
250,000		Ecolab, Inc	1.450	12/08/17	248,258
350,000		Ecolab, Inc	4.350	12/08/21	386,171
100,000		Ecolab, Inc	5.500	12/08/41	114,950
200,000		Estee Lauder Cos, Inc	2.350	08/15/22	196,371
100,000		Estee Lauder Cos, Inc	6.000	05/15/37	124,836
425,000		Procter & Gamble Co	3.500	02/15/15	447,875
1,325,000		Procter & Gamble Co	4.700	02/15/19	1,561,836
800,000		Procter & Gamble Co	2.300	02/06/22	804,524
225,000		Procter & Gamble Co	5.550	03/05/37	287,752

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			6,949,684

INSURANCE - 1.2%
85,000		ACE INA Holdings, Inc	5.875	06/15/14	90,325
200,000		ACE INA Holdings, Inc	5.600	05/15/15	220,348
100,000		ACE INA Holdings, Inc	2.600	11/23/15	104,835

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$25,000		ACE INA Holdings, Inc	5.800%	03/15/18	$30,316
500,000		ACE INA Holdings, Inc	5.900	06/15/19	620,569
250,000		ACE INA Holdings, Inc	2.700	03/13/23	248,723
150,000		ACE INA Holdings, Inc	4.150	03/13/43	151,025
400,000		Aegon NV	4.625	12/01/15	435,484
125,000		Aetna, Inc	1.500	11/15/17	125,300
200,000		Aetna, Inc	6.500	09/15/18	247,007
250,000		Aetna, Inc	3.950	09/01/20	273,689
500,000		Aetna, Inc	2.750	11/15/22	489,245
240,000		Aetna, Inc	6.625	06/15/36	311,711
350,000		Aetna, Inc	4.500	05/15/42	353,937
500,000		Aetna, Inc	4.125	11/15/42	477,339
200,000		Aflac, Inc	8.500	05/15/19	270,300
300,000		Aflac, Inc	4.000	02/15/22	322,978
125,000		Aflac, Inc	6.900	12/17/39	163,810
300,000		Alleghany Corp	4.950	06/27/22	333,828
1,100,000		Allstate Corp	7.450	05/16/19	1,446,247
175,000		Allstate Corp	5.550	05/09/35	210,211
100,000		Allstate Corp	5.200	01/15/42	115,136
100,000		American Financial Group, Inc	9.875	06/15/19	135,678
600,000		American International Group, Inc	3.650	01/15/14	613,991
700,000		American International Group, Inc	3.800	03/22/17	757,453
1,350,000		American International Group, Inc	8.250	08/15/18	1,748,943
900,000		American International Group, Inc	6.400	12/15/20	1,114,601
900,000		American International Group, Inc	4.875	06/01/22	1,018,160
500,000		American International Group, Inc	6.250	05/01/36	622,301
328,000		American International Group, Inc	6.820	11/15/37	424,201
200,000		Aon Corp	3.125	05/27/16	211,202
50,000		Aon Corp	5.000	09/30/20	57,537
200,000		Aon Corp	6.250	09/30/40	255,642
100,000	g	Aon plc	4.250	12/12/42	96,557
100,000		Assurant, Inc	2.500	03/15/18	99,286
100,000		Assurant, Inc	4.000	03/15/23	98,636
100,000		Assurant, Inc	6.750	02/15/34	110,371
270,000		AXA S.A.	8.600	12/15/30	346,216
50,000		Axis Specialty Finance	5.875	06/01/20	56,956
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	358,584
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	314,709
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	305,959
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	896,187
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	407,716
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	298,037
700,000		Berkshire Hathaway, Inc	1.900	01/31/17	722,114
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	404,967
200,000		Boardwalk Pipelines LP	3.375	02/01/23	196,294
40,000		Chubb Corp	5.750	05/15/18	48,617
350,000		Chubb Corp	6.000	05/11/37	448,670
300,000	i	Chubb Corp	6.375	03/29/67	329,625
200,000		Cigna Corp	5.375	02/15/42	226,131
540,000		CIGNA Corp	5.125	06/15/20	622,891
400,000		CIGNA Corp	4.500	03/15/21	447,283
200,000		Cincinnati Financial Corp	6.920	05/15/28	257,558

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		CNA Financial Corp	5.850%	12/15/14	$215,331
40,000		CNA Financial Corp	6.500	08/15/16	46,037
200,000		CNA Financial Corp	5.750	08/15/21	236,218
250,000		Fidelity National Financial, Inc	5.500	09/01/22	283,799
100,000		First American Financial Corp	4.300	02/01/23	104,072
335,000		Genworth Financial, Inc	4.950	10/01/15	356,727
260,000		Genworth Financial, Inc	7.200	02/15/21	302,900
300,000		Genworth Financial, Inc	7.625	09/24/21	361,340
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	288,361
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	410,278
300,000		Humana, Inc	6.450	06/01/16	346,135
100,000		Humana, Inc	3.150	12/01/22	98,774
100,000		Humana, Inc	8.150	06/15/38	140,260
200,000		Humana, Inc	4.625	12/01/42	191,435
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	103,902
300,000	g	ING US, Inc	2.900	02/15/18	304,289
300,000		Lincoln National Corp	4.300	06/15/15	321,240
200,000		Lincoln National Corp	8.750	07/01/19	271,080
400,000		Lincoln National Corp	4.200	03/15/22	434,187
30,000		Lincoln National Corp	6.150	04/07/36	36,077
150,000		Lincoln National Corp	7.000	06/15/40	197,591
100,000		Loews Corp	5.250	03/15/16	111,321
100,000		Manulife Financial Corp	3.400	09/17/15	105,193
100,000		Manulife Financial Corp	4.900	09/17/20	112,828
100,000		Markel Corp	7.125	09/30/19	123,272
150,000		Markel Corp	4.900	07/01/22	166,569
100,000		Markel Corp	3.625	03/30/23	100,380
100,000		Markel Corp	5.000	03/30/43	99,992
200,000		Marsh & McLennan Cos, Inc	5.375	07/15/14	211,402
150,000		Marsh & McLennan Cos, Inc	2.300	04/01/17	153,823
125,000		Marsh & McLennan Cos, Inc	9.250	04/15/19	167,780
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	171,227
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	192,386
280,000		Metlife, Inc	5.000	06/15/15	304,974
575,000		Metlife, Inc	6.750	06/01/16	675,963
175,000		Metlife, Inc	1.756	12/15/17	177,149
1,050,000		Metlife, Inc	4.750	02/08/21	1,201,347
700,000		Metlife, Inc	3.048	12/15/22	703,117
50,000		Metlife, Inc	6.375	06/15/34	63,438
405,000		Metlife, Inc	5.700	06/15/35	474,014
130,000		Metlife, Inc	5.875	02/06/41	155,634
200,000		Metlife, Inc	4.125	08/13/42	187,218
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	205,270
20,000		Nationwide Financial Services	6.750	05/15/37	21,200
250,000		OneBeacon US Holdings, Inc	4.600	11/09/22	261,669
100,000		PartnerRe Ltd	5.500	06/01/20	113,863
100,000	g	Primerica, Inc	4.750	07/15/22	110,926
100,000		Principal Financial Group, Inc	1.850	11/15/17	101,041
130,000		Principal Financial Group, Inc	8.875	05/15/19	176,863
100,000		Principal Financial Group, Inc	3.300	09/15/22	101,635
150,000		Principal Financial Group, Inc	3.125	05/15/23	150,204
100,000		Principal Financial Group, Inc	6.050	10/15/36	123,526

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Principal Financial Group, Inc	4.625%	09/15/42	$103,021
200,000		Principal Financial Group, Inc	4.350	05/15/43	198,332
120,000		Progressive Corp	6.250	12/01/32	152,133
300,000	i	Progressive Corp	6.700	06/15/37	331,500
100,000		Protective Life Corp	7.375	10/15/19	122,749
295,000		Prudential Financial, Inc	5.100	09/20/14	313,665
200,000		Prudential Financial, Inc	4.750	09/17/15	217,892
300,000		Prudential Financial, Inc	3.000	05/12/16	317,142
60,000		Prudential Financial, Inc	6.100	06/15/17	70,776
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,309,644
300,000		Prudential Financial, Inc	4.500	11/16/21	333,730
400,000		Prudential Financial, Inc	5.750	07/15/33	459,064
450,000		Prudential Financial, Inc	6.200	11/15/40	544,230
125,000	i	Prudential Financial, Inc	5.875	09/15/42	133,125
500,000	i	Prudential Financial, Inc	5.625	06/15/43	517,500
100,000	i	Prudential Financial, Inc	5.200	03/15/44	100,250
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	169,910
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	111,473
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	103,712
200,000		Swiss Re Solutions Holding Corp	6.450	03/01/19	232,933
200,000		Swiss Re Solutions Holding Corp	7.000	02/15/26	256,161
250,000		Torchmark Corp	3.800	09/15/22	259,682
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	110,781
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	27,806
610,000		Travelers Cos, Inc	5.800	05/15/18	745,278
130,000		Travelers Cos, Inc	5.900	06/02/19	161,519
600,000		Travelers Cos, Inc	5.350	11/01/40	723,176
100,000		Travelers Property Casualty Corp	6.375	03/15/33	129,664
100,000		UnitedHealth Group, Inc	5.375	03/15/16	112,673
325,000		UnitedHealth Group, Inc	1.400	10/15/17	327,357
324,000		UnitedHealth Group, Inc	6.000	02/15/18	391,751
300,000		UnitedHealth Group, Inc	1.625	03/15/19	300,846
700,000		UnitedHealth Group, Inc	4.700	02/15/21	803,469
325,000		UnitedHealth Group, Inc	2.750	02/15/23	320,589
200,000		UnitedHealth Group, Inc	2.875	03/15/23	199,754
365,000		UnitedHealth Group, Inc	6.625	11/15/37	475,788
250,000		UnitedHealth Group, Inc	6.875	02/15/38	336,453
150,000		UnitedHealth Group, Inc	4.625	11/15/41	156,150
300,000		UnitedHealth Group, Inc	4.375	03/15/42	302,190
350,000		UnitedHealth Group, Inc	3.950	10/15/42	329,617
200,000		UnitedHealth Group, Inc	4.250	03/15/43	196,658
100,000		Unitrin, Inc	6.000	11/30/15	109,495
110,000		Unum Group	5.625	09/15/20	127,484
200,000		Verisk Analytics, Inc	5.800	05/01/21	230,764
200,000		WellPoint, Inc	1.250	09/10/15	201,654
700,000		WellPoint, Inc	5.875	06/15/17	824,032
200,000		WellPoint, Inc	1.875	01/15/18	202,562
150,000		WellPoint, Inc	3.700	08/15/21	158,412
800,000		WellPoint, Inc	3.125	05/15/22	805,426
200,000		WellPoint, Inc	3.300	01/15/23	202,668
420,000		WellPoint, Inc	5.850	01/15/36	495,584
300,000		WellPoint, Inc	4.625	05/15/42	301,183

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	WellPoint, Inc	4.650%	01/15/43	$199,945
200,000	Willis Group Holdings plc	5.750	03/15/21	224,512
312,000	Willis North America, Inc	6.200	03/28/17	355,474
165,000	WR Berkley Corp	5.375	09/15/20	186,181
250,000	WR Berkley Corp	4.625	03/15/22	271,267
350,000	XL Capital Ltd	6.375	11/15/24	424,468
100,000	XL Group PLC	5.250	09/15/14	105,512

	TOTAL INSURANCE			51,107,459

MATERIALS - 1.1%
300,000	3M Co	1.375	09/29/16	307,239
200,000	3M Co	1.000	06/26/17	200,786
200,000	3M Co	2.000	06/26/22	198,178
190,000	3M Co	5.700	03/15/37	245,370
100,000	Agrium, Inc	6.750	01/15/19	122,537
150,000	Agrium, Inc	3.150	10/01/22	144,507
100,000	Agrium, Inc	6.125	01/15/41	112,232
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	199,956
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	155,654
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	153,393
180,000	Airgas, Inc	4.500	09/15/14	189,458
200,000	Airgas, Inc	1.650	02/15/18	200,320
250,000	Airgas, Inc	2.900	11/15/22	245,681
100,000	Albemarle Corp	4.500	12/15/20	110,176
200,000	Alcoa, Inc	5.550	02/01/17	220,550
430,000	Alcoa, Inc	6.150	08/15/20	468,166
550,000	Alcoa, Inc	5.400	04/15/21	569,585
300,000	Alcoa, Inc	5.870	02/23/22	320,548
250,000	Alcoa, Inc	5.950	02/01/37	241,343
100,000	Allegheny Technologies, Inc	5.950	01/15/21	111,798
100,000	AngloGold Ashanti Holdings plc	5.375	04/15/20	105,848
350,000	AngloGold Ashanti Holdings plc	5.125	08/01/22	354,794
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	195,478
50,000	Barrick Gold Corp	6.950	04/01/19	61,735
250,000	Barrick Gold Corp	3.850	04/01/22	255,557
250,000	Barrick Gold Corp	5.250	04/01/42	250,741
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,601,729
110,000	Bemis Co, Inc	5.650	08/01/14	116,719
100,000	Bemis Co, Inc	6.800	08/01/19	121,074
200,000	Cabot Corp	3.700	07/15/22	202,996
200,000	Carpenter Technology Corp	4.450	03/01/23	205,392
220,000	Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	235,247
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	105,889
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	104,002
350,000	CF Industries, Inc	7.125	05/01/20	433,651
250,000	Church & Dwight Co, Inc	2.875	10/01/22	249,917
300,000	Cliffs Natural Resources, Inc	3.950	01/15/18	301,209
50,000	Cliffs Natural Resources, Inc	4.800	10/01/20	49,816
200,000	Cliffs Natural Resources, Inc	4.875	04/01/21	197,088
150,000	Cliffs Natural Resources, Inc	6.250	10/01/40	138,402
100,000	Corning, Inc	1.450	11/15/17	100,423
225,000	Corning, Inc	4.250	08/15/20	249,913

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Corning, Inc	5.750%	08/15/40	$117,271
200,000		Corning, Inc	4.750	03/15/42	203,801
150,000		Cytec Industries, Inc	3.500	04/01/23	150,381
200,000		Domtar Corp	4.400	04/01/22	199,573
100,000		Domtar Corp	6.250	09/01/42	101,482
330,000		Dow Chemical Co	5.900	02/15/15	360,690
591,000		Dow Chemical Co	8.550	05/15/19	794,404
1,500,000		Dow Chemical Co	4.250	11/15/20	1,647,249
500,000		Dow Chemical Co	4.125	11/15/21	535,270
550,000		Dow Chemical Co	3.000	11/15/22	540,541
350,000		Dow Chemical Co	5.250	11/15/41	374,147
375,000		Dow Chemical Co	4.375	11/15/42	359,654
1,420,000		E.I. du Pont de Nemours & Co	4.625	01/15/20	1,644,670
175,000		Eastman Chemical Co	2.400	06/01/17	181,652
165,000		Eastman Chemical Co	5.500	11/15/19	193,308
250,000		Eastman Chemical Co	3.600	08/15/22	259,680
150,000		Eastman Chemical Co	4.800	09/01/42	155,745
90,000		EI du Pont de Nemours & Co	5.250	12/15/16	103,915
700,000		EI du Pont de Nemours & Co	6.000	07/15/18	861,209
300,000		EI du Pont de Nemours & Co	2.800	02/15/23	304,689
225,000		EI du Pont de Nemours & Co	4.150	02/15/43	228,477
100,000		FMC Corp	3.950	02/01/22	105,748
150,000	g	Freeport McMoran	2.375	03/15/18	150,627
300,000	g	Freeport McMoran	3.100	03/15/20	301,002
675,000	g	Freeport-McMoRan Copper & Gold, Inc	3.875	03/15/23	676,953
400,000	g	Freeport-McMoRan Copper & Gold, Inc	5.450	03/15/43	395,318
650,000		Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	646,105
200,000		Georgia-Pacific LLC	7.700	06/15/15	227,920
250,000		Georgia-Pacific LLC	7.750	11/15/29	339,706
250,000		Goldcorp, Inc	2.125	03/15/18	250,819
250,000		Goldcorp, Inc	3.700	03/15/23	251,054
100,000		Hubbell, Inc	3.625	11/15/22	106,399
200,000		International Paper Co	7.400	06/15/14	214,634
300,000		International Paper Co	7.950	06/15/18	386,098
144,000		International Paper Co	9.375	05/15/19	197,902
330,000		International Paper Co	7.500	08/15/21	432,031
170,000		International Paper Co	7.300	11/15/39	224,126
450,000		International Paper Co	6.000	11/15/41	523,565
330,000		Kimberly-Clark Corp	6.250	07/15/18	409,609
225,000		Kimberly-Clark Corp	3.625	08/01/20	246,441
100,000		Kimberly-Clark Corp	3.875	03/01/21	111,646
125,000		Kimberly-Clark Corp	2.400	03/01/22	125,408
200,000		Kimberly-Clark Corp	6.625	08/01/37	280,764
150,000		Kinross Gold Corp	5.125	09/01/21	156,773
92,000		Lubrizol Corp	8.875	02/01/19	127,392
150,000		Lubrizol Corp	6.500	10/01/34	199,037
500,000		LyondellBasell Industries NV	5.000	04/15/19	565,000
300,000		LyondellBasell Industries NV	6.000	11/15/21	355,500
300,000		LyondellBasell Industries NV	5.750	04/15/24	351,750
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	283,750
150,000		Methanex Corp	3.250	12/15/19	151,302
200,000		Monsanto Co	2.750	04/15/16	211,763

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Monsanto Co	2.200%	07/15/22	$98,269
150,000		Monsanto Co	5.500	08/15/25	190,120
100,000		Monsanto Co	3.600	07/15/42	95,628
100,000	g	NewMarket Corp	4.100	12/15/22	101,525
200,000		Newmont Mining Corp	5.125	10/01/19	231,227
300,000		Newmont Mining Corp	3.500	03/15/22	302,045
298,000		Newmont Mining Corp	5.875	04/01/35	329,163
135,000		Newmont Mining Corp	6.250	10/01/39	155,050
300,000		Newmont Mining Corp	4.875	03/15/42	290,277
100,000		Nucor Corp	5.750	12/01/17	119,186
130,000		Nucor Corp	5.850	06/01/18	156,725
300,000		Nucor Corp	4.125	09/15/22	330,469
43,000		Owens Corning	9.000	06/15/19	55,093
200,000		Owens Corning	4.200	12/15/22	204,549
150,000		Packaging Corp of America	3.900	06/15/22	154,703
100,000		Plum Creek Timberlands LP	4.700	03/15/21	108,922
300,000		Plum Creek Timberlands LP	3.250	03/15/23	295,253
650,000		Potash Corp of Saskatchewan, Inc	4.875	03/30/20	745,814
150,000		PPG Industries, Inc	2.700	08/15/22	148,049
150,000		PPG Industries, Inc	6.650	03/15/18	185,065
300,000		PPG Industries, Inc	3.600	11/15/20	321,482
405,000		Praxair, Inc	5.250	11/15/14	435,962
440,000		Praxair, Inc	3.250	09/15/15	467,804
200,000		Praxair, Inc	1.050	11/07/17	199,508
250,000		Praxair, Inc	2.200	08/15/22	243,788
625,000		Praxair, Inc	3.550	11/07/42	586,778
500,000		Precision Castparts Corp	1.250	01/15/18	501,039
100,000		Precision Castparts Corp	3.900	01/15/43	98,090
150,000		Rio Tinto Finance USA Ltd	2.500	05/20/16	156,600
1,500,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	1,841,250
570,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	600,701
200,000		Rio Tinto Finance USA Ltd	4.125	05/20/21	215,986
200,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	210,693
250,000		Rio Tinto Finance USA Ltd	7.125	07/15/28	340,090
150,000		Rio Tinto Finance USA Ltd	5.200	11/02/40	167,766
800,000		Rio Tinto Finance USA plc	1.625	08/21/17	807,112
400,000		Rio Tinto Finance USA plc	3.500	03/22/22	411,525
225,000		Rio Tinto Finance USA plc	2.875	08/21/22	220,200
200,000		Rio Tinto Finance USA plc	4.750	03/22/42	208,379
150,000		Rio Tinto Finance USA plc	4.125	08/21/42	140,875
200,000		Rohm and Haas Co	6.000	09/15/17	234,876
100,000		RPM International, Inc	6.125	10/15/19	117,410
300,000		RPM International, Inc	3.450	11/15/22	297,346
100,000		Sherwin-Williams Co	3.125	12/15/14	104,028
175,000		Sherwin-Williams Co	1.350	12/15/17	175,676
200,000		Sherwin-Williams Co	4.000	12/15/42	195,563
150,000		Sonoco Products Co	5.750	11/01/40	170,903
200,000		Southern Copper Corp	5.375	04/16/20	227,088
100,000		Southern Copper Corp	7.500	07/27/35	119,979
680,000		Southern Copper Corp	6.750	04/16/40	766,607
50,000		Teck Resources Ltd	3.850	08/15/17	53,773
100,000		Teck Resources Ltd	2.500	02/01/18	100,930

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Teck Resources Ltd	3.000%	03/01/19	$307,277
600,000		Teck Resources Ltd	4.500	01/15/21	638,061
275,000		Teck Resources Ltd	4.750	01/15/22	292,039
100,000		Teck Resources Ltd	3.750	02/01/23	97,591
100,000		Teck Resources Ltd	6.250	07/15/41	105,775
200,000		Teck Resources Ltd	5.200	03/01/42	184,310
150,000		Teck Resources Ltd	5.400	02/01/43	142,335
450,000		Vale S.A.	5.625	09/11/42	445,192
150,000		Valspar Corp	4.200	01/15/22	163,238
150,000		Westlake Chemical Corp	3.600	07/15/22	151,977
600,000	g	Xstrata Finance Canada Ltd	1.800	10/23/15	606,818

		TOTAL MATERIALS			46,650,599

MEDIA - 0.9%
100,000		CBS Corp	1.950	07/01/17	101,657
50,000		CBS Corp	5.750	04/15/20	58,871
445,000		CBS Corp	4.300	02/15/21	484,963
500,000		CBS Corp	3.375	03/01/22	509,272
200,000		CBS Corp	7.875	07/30/30	264,429
200,000		CBS Corp	4.850	07/01/42	194,502
450,000		Comcast Cable Communications LLC	8.875	05/01/17	580,480
975,000		Comcast Corp	5.300	01/15/14	1,012,353
1,595,000		Comcast Corp	5.150	03/01/20	1,889,609
1,350,000		Comcast Corp	3.125	07/15/22	1,381,278
300,000		Comcast Corp	2.850	01/15/23	299,001
625,000		Comcast Corp	4.250	01/15/33	629,136
129,000		Comcast Corp	7.050	03/15/33	170,376
345,000		Comcast Corp	5.650	06/15/35	399,779
350,000		Comcast Corp	6.950	08/15/37	465,366
780,000		Comcast Corp	6.400	03/01/40	986,893
350,000		Comcast Corp	4.650	07/15/42	356,180
300,000		Comcast Corp	4.500	01/15/43	301,455
91,000		COX Communications, Inc	5.450	12/15/14	98,281
50,000		DIRECTV Holdings LLC	4.750	10/01/14	52,893
600,000		DIRECTV Holdings LLC	3.550	03/15/15	628,090
100,000		DIRECTV Holdings LLC	3.500	03/01/16	106,193
500,000		DIRECTV Holdings LLC	2.400	03/15/17	512,832
500,000		DIRECTV Holdings LLC	1.750	01/15/18	494,207
285,000		DIRECTV Holdings LLC	5.200	03/15/20	325,814
500,000		DIRECTV Holdings LLC	4.600	02/15/21	544,369
1,050,000		DIRECTV Holdings LLC	5.000	03/01/21	1,168,033
250,000		DIRECTV Holdings LLC	3.800	03/15/22	255,543
145,000		DIRECTV Holdings LLC	6.000	08/15/40	154,543
100,000		DIRECTV Holdings LLC	6.375	03/01/41	111,940
250,000		DIRECTV Holdings LLC	5.150	03/15/42	241,603
500,000		Discovery Communications LLC	3.300	05/15/22	509,513
100,000		Discovery Communications LLC	4.950	05/15/42	102,812
350,000		Grupo Televisa S.A.	6.625	03/18/25	441,258
348,000		Historic TW, Inc	6.625	05/15/29	429,823
100,000		Interpublic Group of Cos, Inc	6.250	11/15/14	107,250
300,000		Interpublic Group of Cos, Inc	2.250	11/15/17	299,931
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	100,680

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$900,000		NBC Universal Media LLC	4.450%	01/15/43	$888,237
235,000		NBC Universal Media LLC	3.650	04/30/15	248,924
585,000		NBC Universal Media LLC	5.150	04/30/20	693,319
820,000		NBC Universal Media LLC	4.375	04/01/21	922,624
375,000		NBC Universal Media LLC	2.875	01/15/23	371,702
95,000		NBC Universal Media LLC	6.400	04/30/40	120,449
150,000		NBC Universal Media LLC	5.950	04/01/41	180,890
355,000		News America, Inc	7.250	05/18/18	448,609
950,000		News America, Inc	3.000	09/15/22	939,264
1,325,000		News America, Inc	6.200	12/15/34	1,567,293
700,000		News America, Inc	6.150	02/15/41	838,223
200,000		Omnicom Group, Inc	5.900	04/15/16	226,483
200,000		Omnicom Group, Inc	4.450	08/15/20	217,530
400,000		Omnicom Group, Inc	3.625	05/01/22	408,888
500,000		Time Warner Cable, Inc	5.850	05/01/17	580,656
170,000		Time Warner Cable, Inc	6.750	07/01/18	209,197
910,000		Time Warner Cable, Inc	8.750	02/14/19	1,203,486
1,100,000		Time Warner Cable, Inc	8.250	04/01/19	1,431,895
800,000		Time Warner Cable, Inc	4.000	09/01/21	853,604
500,000		Time Warner Cable, Inc	6.550	05/01/37	576,935
175,000		Time Warner Cable, Inc	6.750	06/15/39	206,520
690,000		Time Warner Cable, Inc	5.875	11/15/40	735,679
300,000		Time Warner Cable, Inc	5.500	09/01/41	308,297
250,000		Time Warner Cable, Inc	4.500	09/15/42	227,256
490,000		Time Warner, Inc	3.150	07/15/15	516,044
628,000		Time Warner, Inc	5.875	11/15/16	730,287
450,000		Time Warner, Inc	4.750	03/29/21	509,362
1,400,000		Time Warner, Inc	3.400	06/15/22	1,443,663
785,000		Time Warner, Inc	6.500	11/15/36	945,847
350,000		Time Warner, Inc	6.100	07/15/40	405,799
150,000		Time Warner, Inc	6.250	03/29/41	177,323
400,000		Time Warner, Inc	4.900	06/15/42	401,831
406,000		Viacom, Inc	4.375	09/15/14	426,905
300,000		Viacom, Inc	1.250	02/27/15	302,109
400,000		Viacom, Inc	3.875	12/15/21	427,910
500,000		Viacom, Inc	3.125	06/15/22	500,622
200,000		Viacom, Inc	3.250	03/15/23	200,861
200,000		Viacom, Inc	4.500	02/27/42	189,767
504,000	g	Viacom, Inc	4.375	03/15/43	465,631
100,000		Viacom, Inc	4.875	06/15/43	99,926
261,000		WPP Finance 2010	4.750	11/21/21	281,906
300,000		WPP Finance 2010	3.625	09/07/22	298,477

		TOTAL MEDIA			39,501,438

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
350,000		Abbott Laboratories	5.125	04/01/19	417,274
500,000		Abbott Laboratories	5.300	05/27/40	612,726
1,700,000	g	AbbVie, Inc	1.200	11/06/15	1,713,207
800,000	g	AbbVie, Inc	1.750	11/06/17	809,729
700,000	g	AbbVie, Inc	2.000	11/06/18	708,344
1,075,000	g	AbbVie, Inc	4.400	11/06/42	1,083,861
300,000		Amgen, Inc	2.500	11/15/16	314,806

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Amgen, Inc	2.125%	05/15/17	$309,827
550,000	Amgen, Inc	5.850	06/01/17	649,687
75,000	Amgen, Inc	4.500	03/15/20	85,189
250,000	Amgen, Inc	3.450	10/01/20	267,393
700,000	Amgen, Inc	4.100	06/15/21	774,495
500,000	Amgen, Inc	3.625	05/15/22	533,853
500,000	Amgen, Inc	6.375	06/01/37	619,317
700,000	Amgen, Inc	6.400	02/01/39	869,558
150,000	Amgen, Inc	4.950	10/01/41	156,337
400,000	Amgen, Inc	5.150	11/15/41	429,209
300,000	Amgen, Inc	5.375	05/15/43	333,732
800,000	AstraZeneca plc	5.900	09/15/17	960,320
250,000	AstraZeneca plc	1.950	09/18/19	253,116
500,000	AstraZeneca plc	6.450	09/15/37	647,202
450,000	AstraZeneca plc	4.000	09/18/42	436,343
100,000	Biogen Idec, Inc	6.875	03/01/18	122,404
250,000	Bristol-Myers Squibb Co	0.875	08/01/17	247,052
300,000	Bristol-Myers Squibb Co	5.450	05/01/18	359,268
303,000	Bristol-Myers Squibb Co	6.125	05/01/38	395,710
250,000	Bristol-Myers Squibb Co	3.250	08/01/42	218,965
200,000	Eli Lilly & Co	4.200	03/06/14	207,066
375,000	Eli Lilly & Co	5.200	03/15/17	434,663
200,000	Eli Lilly & Co	7.125	06/01/25	280,063
250,000	Eli Lilly & Co	5.550	03/15/37	305,395
125,000	Genentech, Inc	4.750	07/15/15	136,190
100,000	Genentech, Inc	5.250	07/15/35	117,011
275,000	Genzyme Corp	3.625	06/15/15	293,177
100,000	Gilead Sciences, Inc	2.400	12/01/14	102,759
600,000	Gilead Sciences, Inc	4.500	04/01/21	680,467
350,000	Gilead Sciences, Inc	4.400	12/01/21	393,969
100,000	Gilead Sciences, Inc	5.650	12/01/41	121,355
400,000	GlaxoSmithKline Capital, Inc	4.375	04/15/14	416,396
300,000	GlaxoSmithKline Capital, Inc	0.700	03/18/16	300,052
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,263,253
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	226,383
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	410,847
443,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	592,459
150,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	152,052
500,000	Hospira, Inc	6.050	03/30/17	568,969
100,000	Hospira, Inc	5.600	09/15/40	101,690
100,000	ICI Wilmington, Inc	5.625	12/01/13	103,244
900,000	Johnson & Johnson	2.150	05/15/16	942,038
600,000	Johnson & Johnson	2.950	09/01/20	642,968
375,000	Johnson & Johnson	5.850	07/15/38	495,500
180,000	Johnson & Johnson	4.500	09/01/40	201,997
150,000	Johnson & Johnson	4.850	05/15/41	177,639
115,000	Life Technologies Corp	3.500	01/15/16	120,026
300,000	Life Technologies Corp	5.000	01/15/21	324,574
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	437,590
785,000	Merck & Co, Inc	6.000	09/15/17	951,404
200,000	Merck & Co, Inc	1.100	01/31/18	200,892
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,680,044

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Merck & Co, Inc	2.400%	09/15/22	$198,508
150,000		Merck & Co, Inc	6.500	12/01/33	208,937
100,000		Merck & Co, Inc	3.600	09/15/42	94,772
300,000		Novartis Capital Corp	4.125	02/10/14	309,210
1,245,000		Novartis Capital Corp	2.900	04/24/15	1,305,690
390,000		Novartis Capital Corp	4.400	04/24/20	449,943
300,000		Novartis Capital Corp	2.400	09/21/22	298,261
100,000		Novartis Capital Corp	3.700	09/21/42	96,514
1,460,000		Pfizer, Inc	6.200	03/15/19	1,832,634
800,000		Sanofi-Aventis S.A.	2.625	03/29/16	842,208
450,000		Sanofi-Aventis S.A.	4.000	03/29/21	500,708
540,000		Schering-Plough Corp	6.550	09/15/37	745,122
100,000		Sigma-Aldrich Corp	3.375	11/01/20	105,517
600,000		Teva Pharmaceutical Finance Co BV	2.400	11/10/16	626,820
400,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	401,031
600,000		Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	629,452
200,000		Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	201,000
350,000		Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	444,770
125,000		Watson Pharmaceuticals, Inc	5.000	08/15/14	131,864
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	252,916
575,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	582,871
250,000		Watson Pharmaceuticals, Inc	4.625	10/01/42	252,196
650,000		Wyeth LLC	5.500	02/15/16	738,310
500,000		Wyeth LLC	5.450	04/01/17	586,805
1,000,000		Wyeth LLC	6.450	02/01/24	1,332,326
945,000		Wyeth LLC	5.950	04/01/37	1,206,975
300,000	g	Zoetis, Inc	1.150	02/01/16	300,799
125,000	g	Zoetis, Inc	1.875	02/01/18	125,806
150,000	g	Zoetis, Inc	3.250	02/01/23	152,112
300,000	g	Zoetis, Inc	4.700	02/01/43	306,246

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			42,971,379

REAL ESTATE - 0.5%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	161,651
105,000		AMB Property LP	7.625	08/15/14	113,506
165,000		AMB Property LP	4.500	08/15/17	181,401
384,000		AMB Property LP	6.625	05/15/18	461,770
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	100,581
100,000		AvalonBay Communities, Inc	3.950	01/15/21	108,069
225,000		AvalonBay Communities, Inc	2.950	09/15/22	221,362
100,000		AvalonBay Communities, Inc	2.850	03/15/23	97,462
115,000		BioMed Realty LP	6.125	04/15/20	134,777
100,000		BioMed Realty LP	4.250	07/15/22	104,510
25,000		Boston Properties LP	5.000	06/01/15	27,196
150,000		Boston Properties LP	3.700	11/15/18	164,478
80,000		Boston Properties LP	5.875	10/15/19	96,261
175,000		Boston Properties LP	4.125	05/15/21	189,623
500,000		Boston Properties LP	3.850	02/01/23	528,360
115,000		Brandywine Operating Partnership LP	5.700	05/01/17	129,632
200,000		Brandywine Operating Partnership LP	3.950	02/15/23	200,634
250,000		BRE Properties, Inc	3.375	01/15/23	248,261
100,000		Camden Property Trust	4.625	06/15/21	112,350

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Camden Property Trust	2.950%	12/15/22	$195,378
100,000		CubeSmart LP	4.800	07/15/22	109,514
500,000		DDR Corp	4.625	07/15/22	540,861
275,000		Duke Realty LP	5.950	02/15/17	314,611
200,000		Duke Realty LP	4.375	06/15/22	212,728
100,000		Duke Realty LP	3.875	10/15/22	102,641
100,000		Duke Realty LP	3.625	04/15/23	100,129
100,000		Entertainment Properties Trust	5.750	08/15/22	109,192
200,000		Equity One, Inc	3.750	11/15/22	199,368
35,000		ERP Operating LP	5.250	09/15/14	37,269
500,000		ERP Operating LP	5.125	03/15/16	556,649
750,000		ERP Operating LP	4.625	12/15/21	841,022
100,000	g	Essex Portfolio LP	3.625	08/15/22	99,337
100,000		Federal Realty Investment Trust	3.000	08/01/22	98,721
150,000		HCP, Inc	3.750	02/01/16	160,109
430,000		HCP, Inc	6.000	01/30/17	497,749
150,000		HCP, Inc	3.750	02/01/19	161,692
250,000		HCP, Inc	2.625	02/01/20	251,597
150,000		HCP, Inc	5.375	02/01/21	174,240
400,000		HCP, Inc	3.150	08/01/22	395,553
30,000		HCP, Inc	6.750	02/01/41	38,763
100,000		Health Care REIT, Inc	3.625	03/15/16	105,948
200,000		Health Care REIT, Inc	4.700	09/15/17	224,194
150,000		Health Care REIT, Inc	2.250	03/15/18	151,361
200,000		Health Care REIT, Inc	4.125	04/01/19	216,818
440,000		Health Care REIT, Inc	6.125	04/15/20	520,203
300,000		Health Care REIT, Inc	3.750	03/15/23	301,922
200,000		Health Care REIT, Inc	5.125	03/15/43	195,290
300,000		Healthcare Realty Trust, Inc	6.500	01/17/17	345,279
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	99,427
100,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	99,923
125,000		Highwoods Properties, Inc	5.850	03/15/17	140,230
100,000		Highwoods Realty LP	3.625	01/15/23	98,824
350,000		Hospitality Properties Trust	5.125	02/15/15	366,139
100,000		Hospitality Properties Trust	5.000	08/15/22	106,560
600,000		Host Hotels & Resorts LP	3.750	10/15/23	602,346
50,000		HRPT Properties Trust	5.875	09/15/20	54,776
250,000		Jones Lang LaSalle, Inc	4.400	11/15/22	257,176
35,000		Kilroy Realty Corp	5.000	11/03/15	38,022
250,000		Kilroy Realty LP	3.800	01/15/23	256,053
145,000		Kimco Realty Corp	5.700	05/01/17	167,599
220,000		Liberty Property LP	4.750	10/01/20	242,814
150,000		Liberty Property LP	4.125	06/15/22	158,579
100,000		Liberty Property LP	3.375	06/15/23	99,279
125,000		Mack-Cali Realty Corp	7.750	08/15/19	157,477
200,000		Mack-Cali Realty LP	2.500	12/15/17	202,573
150,000		Mack-Cali Realty LP	4.500	04/18/22	159,826
75,000		National Retail Properties, Inc	6.875	10/15/17	89,494
100,000		National Retail Properties, Inc	3.800	10/15/22	102,290
400,000		OMEGA Healthcare Investors, Inc	6.750	10/15/22	441,000
300,000		Post Apartment Homes LP	3.375	12/01/22	303,039
200,000		Rayonier, Inc	3.750	04/01/22	201,357

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$40,000		Realty Income Corp	5.950%	09/15/16	$45,884
150,000		Realty Income Corp	2.000	01/31/18	150,977
75,000		Realty Income Corp	5.750	01/15/21	87,390
200,000		Realty Income Corp	3.250	10/15/22	195,832
175,000		Regency Centers LP	5.250	08/01/15	189,970
10,000		Regency Centers LP	5.875	06/15/17	11,486
100,000		Senior Housing Properties Trust	6.750	12/15/21	115,582
488,000		Simon Property Group LP	5.100	06/15/15	533,709
295,000		Simon Property Group LP	5.250	12/01/16	335,654
100,000		Simon Property Group LP	2.800	01/30/17	105,385
740,000		Simon Property Group LP	10.350	04/01/19	1,067,923
290,000		Simon Property Group LP	4.375	03/01/21	326,168
300,000		Simon Property Group LP	3.375	03/15/22	313,738
200,000		Simon Property Group LP	2.750	02/01/23	196,447
300,000		Simon Property Group LP	4.750	03/15/42	311,469
200,000		UDR, Inc	4.625	01/10/22	219,711
100,000	g,i	USB Realty Corp	1.451	12/30/49	86,625
55,000		Ventas Realty LP	3.125	11/30/15	58,138
175,000		Ventas Realty LP	2.000	02/15/18	175,992
200,000		Ventas Realty LP	2.700	04/01/20	200,664
300,000		Ventas Realty LP	4.750	06/01/21	333,402
350,000		Ventas Realty LP	3.250	08/15/22	348,386
100,000		Vornado Realty LP	5.000	01/15/22	110,783
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	213,242
100,000		Washington Real Estate Investment Trust	3.950	10/15/22	101,880
100,000		Weingarten Realty Investors	3.375	10/15/22	99,323
100,000		Weingarten Realty Investors	3.500	04/15/23	99,503

		TOTAL REAL ESTATE			21,120,088

RETAILING - 0.6%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	132,526
600,000		Amazon.com, Inc	0.650	11/27/15	599,276
300,000		Amazon.com, Inc	1.200	11/29/17	298,446
600,000		Amazon.com, Inc	2.500	11/29/22	583,908
150,000		AutoZone, Inc	6.500	01/15/14	156,666
100,000		AutoZone, Inc	4.000	11/15/20	106,979
200,000		AutoZone, Inc	3.700	04/15/22	206,385
300,000		AutoZone, Inc	2.875	01/15/23	288,928
300,000		Cooper US, Inc	2.375	01/15/16	309,585
320,000		Costco Wholesale Corp	5.500	03/15/17	375,565
500,000		Costco Wholesale Corp	1.125	12/15/17	501,598
250,000		Costco Wholesale Corp	1.700	12/15/19	249,919
100,000		Family Dollar Stores, Inc	5.000	02/01/21	107,640
250,000		Gap, Inc	5.950	04/12/21	285,780
155,000		Home Depot, Inc	5.250	12/16/13	160,352
600,000		Home Depot, Inc	5.400	03/01/16	679,369
400,000		Home Depot, Inc	3.950	09/15/20	449,932
350,000		Home Depot, Inc	4.400	04/01/21	403,974
960,000		Home Depot, Inc	5.875	12/16/36	1,193,180
125,000		Kohl’s Corp	6.250	12/15/17	145,027
200,000		Kohl’s Corp	3.250	02/01/23	192,971
150,000		Kohl’s Corp	6.000	01/15/33	156,556

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Kohl’s Corp	6.875%	12/15/37	$115,021
400,000		Lowe’s Cos, Inc	2.125	04/15/16	416,415
200,000		Lowe’s Cos, Inc	3.800	11/15/21	219,853
850,000		Lowe’s Cos, Inc	3.120	04/15/22	880,526
200,000		Lowe’s Cos, Inc	6.875	02/15/28	257,435
175,000		Lowe’s Cos, Inc	5.500	10/15/35	202,339
150,000		Lowe’s Cos, Inc	5.800	04/15/40	180,318
150,000		Lowe’s Cos, Inc	5.125	11/15/41	166,220
100,000		Lowe’s Cos, Inc	4.650	04/15/42	104,039
191,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	221,908
250,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	263,679
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	120,975
400,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	481,030
200,000		Macy’s Retail Holdings, Inc	6.375	03/15/37	231,666
200,000		Macy’s Retail Holdings, Inc	4.300	02/15/43	183,320
300,000		Nordstrom, Inc	6.250	01/15/18	359,010
30,000		Nordstrom, Inc	4.750	05/01/20	34,587
100,000		Nordstrom, Inc	4.000	10/15/21	110,539
100,000		Nordstrom, Inc	7.000	01/15/38	137,667
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	166,387
100,000		O’Reilly Automotive, Inc	3.800	09/01/22	103,693
900,000		Phillips 66	2.950	05/01/17	953,812
400,000		Phillips 66	5.875	05/01/42	469,820
100,000		QVC, Inc	5.125	07/02/22	105,928
100,000	g	QVC, Inc	4.375	03/15/23	101,093
150,000	g	QVC, Inc	5.950	03/15/43	149,372
150,000		Staples, Inc	2.750	01/12/18	151,617
150,000		Staples, Inc	4.375	01/12/23	151,349
100,000		Target Corp	1.125	07/18/14	101,042
1,150,000		Target Corp	3.875	07/15/20	1,290,552
150,000		Target Corp	2.900	01/15/22	154,834
200,000		Target Corp	6.500	10/15/37	269,264
150,000		Target Corp	7.000	01/15/38	214,290
550,000		Target Corp	4.000	07/01/42	535,163
105,000		TJX Cos, Inc	6.950	04/15/19	133,681
650,000		Wal-Mart Stores, Inc	4.500	07/01/15	707,556
200,000		Wal-Mart Stores, Inc	1.500	10/25/15	205,155
200,000		Wal-Mart Stores, Inc	2.800	04/15/16	212,745
300,000		Wal-Mart Stores, Inc	3.625	07/08/20	330,900
1,400,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,514,146
1,950,000		Wal-Mart Stores, Inc	4.250	04/15/21	2,235,297
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	99,909
1,095,000		Wal-Mart Stores, Inc	5.250	09/01/35	1,285,520
160,000		Wal-Mart Stores, Inc	6.500	08/15/37	216,085
900,000		Wal-Mart Stores, Inc	6.200	04/15/38	1,187,258
65,000		Wal-Mart Stores, Inc	5.625	04/01/40	80,970
345,000		Wal-Mart Stores, Inc	5.000	10/25/40	395,354

		TOTAL RETAILING			25,793,901

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000		Altera Corp	1.750	05/15/17	204,364
85,000		Analog Devices, Inc	5.000	07/01/14	89,634

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$55,000		Broadcom Corp	1.500%	11/01/13	$55,318
140,000		Broadcom Corp	2.375	11/01/15	145,995
150,000	g	Broadcom Corp	2.500	08/15/22	147,053
900,000		Intel Corp	1.950	10/01/16	932,311
475,000		Intel Corp	1.350	12/15/17	476,617
750,000		Intel Corp	2.700	12/15/22	743,083
750,000		Intel Corp	4.000	12/15/32	740,890
500,000		Intel Corp	4.800	10/01/41	528,103
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	201,422
310,000		National Semiconductor Corp	3.950	04/15/15	331,113
200,000		Texas Instruments, Inc	0.450	08/03/15	199,463
200,000		Texas Instruments, Inc	2.375	05/16/16	209,344
200,000		Texas Instruments, Inc	1.650	08/03/19	199,699

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,204,409

SOFTWARE & SERVICES - 0.5%
285,000		Adobe Systems, Inc	3.250	02/01/15	297,398
20,000		Adobe Systems, Inc	4.750	02/01/20	22,396
200,000		Autodesk, Inc	1.950	12/15/17	198,086
300,000		Baidu, Inc	2.250	11/28/17	303,647
200,000		Baidu, Inc	3.500	11/28/22	202,302
300,000		BMC Software, Inc	4.250	02/15/22	302,660
200,000		BMC Software, Inc	4.500	12/01/22	203,872
20,000	g	CA, Inc	6.125	12/01/14	21,651
300,000		CA, Inc	5.375	12/01/19	339,524
120,000		Computer Sciences Corp	6.500	03/15/18	139,154
200,000		Computer Sciences Corp	4.450	09/15/22	212,047
300,000		Expedia, Inc	7.456	08/15/18	358,483
50,000		Fiserv, Inc	3.125	10/01/15	52,477
150,000		Fiserv, Inc	3.125	06/15/16	158,048
100,000		Fiserv, Inc	6.800	11/20/17	120,118
550,000		Fiserv, Inc	3.500	10/01/22	548,282
100,000		Google, Inc	1.250	05/19/14	101,085
700,000		Google, Inc	2.125	05/19/16	730,716
100,000		Google, Inc	3.625	05/19/21	110,873
700,000		International Business Machines Corp	0.750	05/11/15	704,601
300,000		International Business Machines Corp	2.000	01/05/16	311,008
250,000		International Business Machines Corp	1.950	07/22/16	259,318
225,000		International Business Machines Corp	1.250	02/06/17	227,242
1,000,000		International Business Machines Corp	5.700	09/14/17	1,196,463
400,000		International Business Machines Corp	1.250	02/08/18	401,785
200,000		International Business Machines Corp	1.875	05/15/19	205,253
800,000		International Business Machines Corp	8.375	11/01/19	1,115,550
500,000		International Business Machines Corp	2.900	11/01/21	524,063
300,000		International Business Machines Corp	1.875	08/01/22	286,684
400,000		International Business Machines Corp	7.000	10/30/25	564,036
19,000		International Business Machines Corp	5.600	11/30/39	23,666
385,000		International Business Machines Corp	4.000	06/20/42	386,304
200,000		Intuit, Inc	5.750	03/15/17	229,043
175,000		Juniper Networks, Inc	4.600	03/15/21	187,766
475,000		Microsoft Corp	0.875	11/15/17	473,287
675,000		Microsoft Corp	4.200	06/01/19	775,217

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$540,000		Microsoft Corp	3.000%	10/01/20	$577,060
450,000		Microsoft Corp	4.000	02/08/21	511,236
400,000		Microsoft Corp	2.125	11/15/22	390,970
400,000		Microsoft Corp	5.300	02/08/41	486,063
500,000		Microsoft Corp	3.500	11/15/42	461,727
320,000		Oracle Corp	3.750	07/08/14	333,309
1,000,000		Oracle Corp	1.200	10/15/17	1,001,100
320,000		Oracle Corp	5.750	04/15/18	386,125
1,365,000		Oracle Corp	3.875	07/15/20	1,528,887
925,000		Oracle Corp	2.500	10/15/22	908,084
550,000		Oracle Corp	6.500	04/15/38	734,381
470,000		Oracle Corp	6.125	07/08/39	605,946
290,000		Symantec Corp	2.750	09/15/15	299,993
250,000		Symantec Corp	2.750	06/15/17	257,823
200,000		Symantec Corp	3.950	06/15/22	205,483

		TOTAL SOFTWARE & SERVICES			20,982,292

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
75,000		Amphenol Corp	4.750	11/15/14	79,454
150,000		Amphenol Corp	4.000	02/01/22	157,113
100,000	g	CC Holdings GS V LLC	2.381	12/15/17	100,647
175,000	g	CC Holdings GS V LLC	3.849	04/15/23	176,306
1,043,000		Cisco Systems, Inc	4.950	02/15/19	1,231,169
1,900,000		Cisco Systems, Inc	4.450	01/15/20	2,191,384
400,000		Cisco Systems, Inc	5.900	02/15/39	500,748
200,000		Dell, Inc	3.100	04/01/16	201,402
350,000		Dell, Inc	5.875	06/15/19	366,219
510,000		Discovery Communications LLC	5.050	06/01/20	589,018
100,000		Discovery Communications LLC	4.375	06/15/21	110,239
100,000		Discovery Communications LLC	3.250	04/01/23	101,460
100,000		Discovery Communications LLC	6.350	06/01/40	121,983
125,000		Discovery Communications LLC	4.875	04/01/43	127,884
300,000		General Electric Co	0.850	10/09/15	301,001
750,000		General Electric Co	5.250	12/06/17	878,542
975,000		General Electric Co	2.700	10/09/22	975,079
825,000		General Electric Co	4.125	10/09/42	827,100
300,000		Harris Corp	4.400	12/15/20	328,912
575,000		Hewlett-Packard Co	4.750	06/02/14	600,594
600,000		Hewlett-Packard Co	2.125	09/13/15	608,300
1,900,000		Hewlett-Packard Co	3.000	09/15/16	1,966,625
175,000		Hewlett-Packard Co	2.600	09/15/17	176,357
700,000		Hewlett-Packard Co	3.750	12/01/20	694,954
200,000		Hewlett-Packard Co	4.375	09/15/21	203,905
100,000		Hewlett-Packard Co	4.650	12/09/21	103,690
200,000		Hewlett-Packard Co	4.050	09/15/22	201,891
150,000		Hewlett-Packard Co	6.000	09/15/41	152,676
200,000		Ingram Micro, Inc	5.000	08/10/22	209,771
85,000		International Game Technology	7.500	06/15/19	101,469
547,000		Koninklijke Philips Electronics NV	5.750	03/11/18	652,229
100,000		Koninklijke Philips Electronics NV	6.875	03/11/38	133,907
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	337,265
100,000		L-3 Communications Corp	3.950	11/15/16	108,027

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$420,000		L-3 Communications Corp	5.200%	10/15/19	$478,856
100,000		Lexmark International, Inc	6.650	06/01/18	111,722
100,000		Lexmark International, Inc	5.125	03/15/20	102,436
200,000		Motorola Solutions, Inc	6.000	11/15/17	234,095
200,000		Motorola Solutions, Inc	3.750	05/15/22	204,827
250,000		Motorola Solutions, Inc	3.500	03/01/23	251,474
200,000		NetApp, Inc	2.000	12/15/17	201,117
200,000		NetApp, Inc	3.250	12/15/22	196,898
100,000		Tech Data Corp	3.750	09/21/17	104,154
200,000		Telefonaktiebolaget LM Ericsson	4.125	05/15/22	207,950
225,000		Tyco Electronics Group S.A.	6.550	10/01/17	269,063
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	254,584
225,000		Xerox Corp	8.250	05/15/14	242,786
330,000		Xerox Corp	4.250	02/15/15	347,603
100,000		Xerox Corp	2.950	03/15/17	102,994
250,000		Xerox Corp	6.350	05/15/18	293,000
700,000		Xerox Corp	5.625	12/15/19	800,015

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			20,020,894

TELECOMMUNICATION SERVICES - 1.3%
200,000		America Movil SAB de C.V.	3.625	03/30/15	209,662
500,000		America Movil SAB de C.V.	2.375	09/08/16	514,336
1,430,000		America Movil SAB de C.V.	5.000	03/30/20	1,608,311
450,000		America Movil SAB de C.V.	3.125	07/16/22	441,293
440,000		America Movil SAB de C.V.	6.125	03/30/40	512,168
525,000		America Movil SAB de C.V.	4.375	07/16/42	483,875
1,150,000		American Tower Corp	4.500	01/15/18	1,264,765
200,000		American Tower Corp	4.700	03/15/22	217,356
250,000		American Tower Corp	3.500	01/31/23	247,952
350,000		AT&T, Inc	5.100	09/15/14	372,198
1,265,000		AT&T, Inc	2.500	08/15/15	1,313,916
400,000		AT&T, Inc	0.800	12/01/15	399,202
600,000		AT&T, Inc	0.900	02/12/16	599,593
150,000		AT&T, Inc	2.950	05/15/16	158,696
600,000		AT&T, Inc	1.600	02/15/17	607,331
750,000		AT&T, Inc	1.700	06/01/17	758,907
325,000		AT&T, Inc	1.400	12/01/17	322,742
950,000		AT&T, Inc	5.800	02/15/19	1,145,658
500,000		AT&T, Inc	4.450	05/15/21	562,645
3,300,000		AT&T, Inc	3.000	02/15/22	3,338,732
400,000		AT&T, Inc	2.625	12/01/22	386,218
217,000		AT&T, Inc	6.500	09/01/37	266,109
1,575,000		AT&T, Inc	6.300	01/15/38	1,889,280
322,000		AT&T, Inc	5.350	09/01/40	344,726
1,200,000		AT&T, Inc	5.550	08/15/41	1,322,713
516,000	g	AT&T, Inc	4.300	12/15/42	480,763
1,354,000	g	AT&T, Inc	4.350	06/15/45	1,258,729
250,000		British Telecommunications plc	2.000	06/22/15	255,772
400,000		British Telecommunications plc	5.950	01/15/18	476,840
450,000		British Telecommunications plc	9.625	12/15/30	697,508
490,000		Cellco Partnership	5.550	02/01/14	509,284
1,365,000		Cellco Partnership	8.500	11/15/18	1,816,542

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	CenturyLink, Inc	5.800%	03/15/22	$202,500
1,300,000	CenturyTel, Inc	5.150	06/15/17	1,368,250
834,000	CenturyTel, Inc	7.600	09/15/39	808,980
450,000	Deutsche Telekom International Finance BV	5.750	03/23/16	508,140
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	1,029,420
490,000	Deutsche Telekom International Finance BV	8.750	06/15/30	693,850
495,000	France Telecom S.A.	2.125	09/16/15	507,899
1,000,000	France Telecom S.A.	4.125	09/14/21	1,072,650
495,000	France Telecom S.A.	8.500	03/01/31	696,182
100,000	France Telecom S.A.	5.375	01/13/42	103,656
250,000	Koninklijke KPN NV	8.375	10/01/30	327,410
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	150,851
400,000	Qwest Corp	7.500	10/01/14	435,986
300,000	Qwest Corp	6.500	06/01/17	347,067
400,000	Qwest Corp	6.750	12/01/21	460,558
125,000	Rogers Communications, Inc	4.500	03/15/43	124,790
600,000	Rogers Communications, Inc	6.800	08/15/18	754,721
350,000	Rogers Wireless, Inc	7.500	03/15/15	394,345
85,000	Telecom Italia Capital S.A.	6.175	06/18/14	88,924
150,000	Telecom Italia Capital S.A.	4.950	09/30/14	155,357
1,555,000	Telecom Italia Capital S.A.	7.175	06/18/19	1,768,520
600,000	Telecom Italia Capital S.A.	7.721	06/04/38	624,563
600,000	Telefonica Emisiones SAU	3.992	02/16/16	625,404
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,126,824
100,000	Telefonos de Mexico SAB de C.V.	5.500	01/27/15	107,000
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	116,365
850,000	Verizon Communications, Inc	5.550	02/15/16	958,911
1,400,000	Verizon Communications, Inc	3.000	04/01/16	1,482,228
300,000	Verizon Communications, Inc	1.100	11/01/17	295,299
1,140,000	Verizon Communications, Inc	5.500	02/15/18	1,340,035
143,000	Verizon Communications, Inc	8.750	11/01/18	192,311
700,000	Verizon Communications, Inc	6.350	04/01/19	859,001
450,000	Verizon Communications, Inc	3.500	11/01/21	467,624
500,000	Verizon Communications, Inc	2.450	11/01/22	472,881
380,000	Verizon Communications, Inc	6.250	04/01/37	450,120
620,000	Verizon Communications, Inc	6.400	02/15/38	745,717
300,000	Verizon Communications, Inc	6.000	04/01/41	348,962
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,139,300
925,000	Verizon Communications, Inc	3.850	11/01/42	800,024
225,000	Verizon New England, Inc	4.750	10/01/13	229,737
200,000	Virgin Media Secured Finance plc	5.250	01/15/21	209,440
150,000	Vodafone Group plc	5.000	12/16/13	154,728
303,000	Vodafone Group plc	5.625	02/27/17	351,106
250,000	Vodafone Group plc	1.625	03/20/17	252,499
500,000	Vodafone Group plc	1.250	09/26/17	496,000
400,000	Vodafone Group plc	1.500	02/19/18	398,968
1,200,000	Vodafone Group plc	4.625	07/15/18	1,374,329
650,000	Vodafone Group plc	4.375	03/16/21	732,451
500,000	Vodafone Group plc	2.500	09/26/22	481,951
400,000	Vodafone Group plc	2.950	02/19/23	398,666
150,000	Vodafone Group plc	6.150	02/27/37	177,883
400,000	Vodafone Group plc	4.375	02/19/43	381,695

	TOTAL TELECOMMUNICATION SERVICES			55,575,900

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 0.5%
$100,000		ABB Finance USA, Inc	1.625%	05/08/17	$101,393
200,000		ABB Finance USA, Inc	2.875	05/08/22	202,981
150,000		ABB Finance USA, Inc	4.375	05/08/42	157,492
500,000	g	American Airlines	4.000	07/15/25	508,438
200,000		Boeing Capital Corp	2.125	08/15/16	207,882
700,000		Boeing Capital Corp	2.900	08/15/18	749,413
750,000		Boeing Co	3.750	11/20/16	817,625
100,000		Boeing Co	5.875	02/15/40	127,200
260,000		Burlington Northern Santa Fe Corp	5.750	03/15/18	312,455
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	646,390
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	188,472
360,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	431,291
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	306,715
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	153,269
200,000		Burlington Northern Santa Fe LLC	3.000	03/15/23	201,530
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	270,467
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	199,022
150,000		Burlington Northern Santa Fe LLC	4.375	09/01/42	148,890
200,000		Burlington Northern Santa Fe LLC	4.450	03/15/43	202,298
200,000		Canadian National Railway Co	5.550	05/15/18	239,148
200,000		Canadian National Railway Co	5.550	03/01/19	242,687
100,000		Canadian National Railway Co	2.850	12/15/21	103,919
300,000		Canadian National Railway Co	2.250	11/15/22	295,416
200,000		Canadian National Railway Co	6.900	07/15/28	270,829
200,000		Canadian National Railway Co	6.250	08/01/34	266,572
250,000		Canadian National Railway Co	3.500	11/15/42	233,354
200,000		Canadian Pacific Railway Co	7.250	05/15/19	254,543
200,000		Canadian Pacific Railway Co	7.125	10/15/31	256,651
100,000		Canadian Pacific Railway Ltd	5.750	01/15/42	118,780
200,000		Carnival Corp	1.875	12/15/17	200,626
443,132		Continental Airlines, Inc	4.750	01/12/21	486,337
30,416		Continental Airlines, Inc	5.983	04/19/22	34,598
200,000		Continental Airlines, Inc	4.000	10/29/24	208,000
100,000		Con-Way, Inc	7.250	01/15/18	117,800
850,000		CSX Corp	7.375	02/01/19	1,083,713
100,000		CSX Corp	6.000	10/01/36	119,494
400,000		CSX Corp	5.500	04/15/41	458,458
350,000		CSX Corp	4.400	03/01/43	345,399
100,000		CSX Corp	4.100	03/15/44	94,468
432,622		Delta Air Lines, Inc	5.300	04/15/19	478,047
200,000		Delta Air Lines, Inc	4.750	05/07/20	216,500
165,000		Embraer Overseas Ltd	6.375	01/15/20	190,789
100,000		Embraer S.A.	5.150	06/15/22	108,875
134,000		FedEx Corp	8.000	01/15/19	175,940
200,000		FedEx Corp	2.625	08/01/22	196,510
200,000		FedEx Corp	3.875	08/01/42	187,166
100,000		GATX Corp	3.500	07/15/16	105,907
100,000		GATX Corp	2.375	07/30/18	101,143
125,000		GATX Corp	4.750	06/15/22	132,555

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		GATX Corp	3.900%	03/30/23	$100,748
210,000		Norfolk Southern Corp	5.750	04/01/18	251,617
100,000		Norfolk Southern Corp	3.250	12/01/21	104,428
250,000		Norfolk Southern Corp	3.000	04/01/22	256,028
1,291,000	g	Norfolk Southern Corp	2.903	02/15/23	1,292,508
81,000		Norfolk Southern Corp	5.590	05/17/25	98,870
16,000		Norfolk Southern Corp	4.837	10/01/41	17,376
250,000		Norfolk Southern Corp	3.950	10/01/42	237,058
650,000		Northrop Grumman Corp	3.500	03/15/21	695,190
100,000		Northrop Grumman Corp	5.050	11/15/40	108,975
350,000		Ryder System, Inc	3.150	03/02/15	363,170
50,000		Ryder System, Inc	3.600	03/01/16	52,390
150,000		Ryder System, Inc	2.500	03/01/17	154,513
150,000		Ryder System, Inc	2.500	03/01/18	153,818
100,000		Ryder System, Inc	2.350	02/26/19	100,951
325,000		Southwest Airlines Co	5.250	10/01/14	343,461
300,000		Union Pacific Corp	5.750	11/15/17	358,066
331,000		Union Pacific Corp	4.163	07/15/22	372,724
500,000		Union Pacific Corp	2.950	01/15/23	512,179
200,000		Union Pacific Corp	6.625	02/01/29	264,745
100,000		Union Pacific Corp	4.750	09/15/41	108,995
100,000		Union Pacific Corp	4.300	06/15/42	101,990
150,000		Union Pacific Corp	4.250	04/15/43	150,494
42,000		United Parcel Service, Inc	3.875	04/01/14	43,416
100,000		United Parcel Service, Inc	1.125	10/01/17	100,658
100,000		United Parcel Service, Inc	5.500	01/15/18	119,646
300,000		United Parcel Service, Inc	5.125	04/01/19	360,692
1,105,000		United Parcel Service, Inc	3.125	01/15/21	1,179,442
200,000		United Parcel Service, Inc	2.450	10/01/22	198,841
35,000		United Parcel Service, Inc	6.200	01/15/38	46,699
450,000		United Parcel Service, Inc	3.625	10/01/42	430,708
200,000		US Airways Pass Through Trust	4.625	06/03/25	208,500

		TOTAL TRANSPORTATION			22,146,343

UTILITIES - 2.0%
370,000		AGL Capital Corp	5.250	08/15/19	441,419
200,000		Alabama Power Co	0.550	10/15/15	199,920
300,000		Alabama Power Co	5.200	06/01/41	351,459
200,000		Alabama Power Co	3.850	12/01/42	192,120
60,000		Alliant Energy Corp	4.000	10/15/14	62,886
100,000		Ameren Corp	8.875	05/15/14	107,975
600,000		Ameren Illinois Co	2.700	09/01/22	604,523
250,000		American Electric Power Co, Inc	1.650	12/15/17	250,844
250,000		American Water Capital Corp	6.085	10/15/17	298,538
125,000		American Water Capital Corp	4.300	12/01/42	127,936
50,000		Appalachian Power Co	3.400	05/24/15	52,573
140,000		Appalachian Power Co	7.000	04/01/38	187,563
150,000		Arizona Public Service Co	8.750	03/01/19	202,639
350,000		Arizona Public Service Co	4.500	04/01/42	367,508
60,000		Atmos Energy Corp	4.950	10/15/14	63,705
100,000		Atmos Energy Corp	8.500	03/15/19	134,920
100,000		Atmos Energy Corp	5.500	06/15/41	120,983

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$125,000	Atmos Energy Corp	4.150%	01/15/43	$124,357
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	107,153
785,000	Carolina Power & Light Co	5.300	01/15/19	944,088
350,000	Carolina Power & Light Co	3.000	09/15/21	368,467
150,000	Carolina Power & Light Co	2.800	05/15/22	153,658
100,000	Carolina Power & Light Co	4.100	05/15/42	99,827
300,000	Carolina Power & Light Co	4.100	03/15/43	299,478
100,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	98,020
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	139,766
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	92,921
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	480,596
203,000	Cleco Power LLC	6.000	12/01/40	237,297
100,000	CMS Energy Corp	4.700	03/31/43	99,997
100,000	Commonwealth Edison Co	1.625	01/15/14	100,894
500,000	Commonwealth Edison Co	1.950	09/01/16	517,869
775,000	Commonwealth Edison Co	4.000	08/01/20	871,762
387,000	Commonwealth Edison Co	5.900	03/15/36	491,300
200,000	Commonwealth Edison Co	3.800	10/01/42	192,104
210,000	Connecticut Light & Power Co	5.500	02/01/19	253,769
200,000	Connecticut Light & Power Co	2.500	01/15/23	199,668
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	76,407
1,390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,606,273
325,000	Consolidated Edison Co of New York, Inc	5.700	06/15/40	411,006
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	205,775
550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	542,373
105,000	Consolidated Natural Gas Co	5.000	12/01/14	111,908
480,000	Constellation Energy Group, Inc	4.550	06/15/15	515,934
250,000	Constellation Energy Group, Inc	5.150	12/01/20	285,451
800,000	Consumers Energy Co	5.500	08/15/16	922,217
230,000	Consumers Energy Co	6.125	03/15/19	284,351
150,000	Consumers Energy Co	2.850	05/15/22	155,010
200,000	Delmarva Power & Light Co	4.000	06/01/42	203,808
400,000	Detroit Edison Co	3.450	10/01/20	435,556
100,000	Detroit Edison Co	2.650	06/15/22	101,645
100,000	Detroit Edison Co	3.950	06/15/42	99,480
360,000	Dominion Resources, Inc	5.150	07/15/15	394,101
100,000	Dominion Resources, Inc	1.400	09/15/17	100,194
1,700,000	Dominion Resources, Inc	4.450	03/15/21	1,940,407
500,000	Dominion Resources, Inc	2.750	09/15/22	499,623
200,000	Dominion Resources, Inc	5.950	06/15/35	247,543
100,000	Dominion Resources, Inc	4.050	09/15/42	96,656
200,000	DTE Electric Co	4.000	04/01/43	200,695
790,000	Duke Energy Carolinas LLC	5.750	11/15/13	815,340
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	143,653
500,000	Duke Energy Carolinas LLC	4.000	09/30/42	491,488
746,000	Duke Energy Corp	5.050	09/15/19	877,850
300,000	Duke Energy Corp	3.050	08/15/22	305,416
250,000	Duke Energy Indiana, Inc	4.200	03/15/42	253,359
200,000	El Paso Natural Gas Co	5.950	04/15/17	232,107
100,000	Enbridge, Inc	5.600	04/01/17	115,104
150,000	Energen Corp	4.625	09/01/21	154,591
400,000	Energy Transfer Partners LP	6.125	02/15/17	463,111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$44,000		Energy Transfer Partners LP	9.700%	03/15/19	$59,311
500,000		Energy Transfer Partners LP	4.650	06/01/21	544,233
200,000		Energy Transfer Partners LP	5.200	02/01/22	224,548
200,000		Energy Transfer Partners LP	3.600	02/01/23	199,024
140,000		Energy Transfer Partners LP	7.500	07/01/38	174,813
450,000		Energy Transfer Partners LP	6.500	02/01/42	514,180
200,000		Energy Transfer Partners LP	5.150	02/01/43	196,983
100,000		Enersis S.A.	7.375	01/15/14	104,413
125,000		Entergy Arkansas, Inc	3.750	02/15/21	136,663
200,000		Entergy Corp	3.625	09/15/15	208,973
200,000		Entergy Corp	5.125	09/15/20	219,648
300,000		Entergy Gulf States Louisiana LLC	3.950	10/01/20	321,939
150,000		Entergy Louisiana LLC	1.875	12/15/14	153,060
225,000		Entergy Texas, Inc	7.125	02/01/19	278,961
75,000		Exelon Corp	4.900	06/15/15	81,184
400,000		Exelon Generation Co LLC	5.200	10/01/19	452,712
200,000		Exelon Generation Co LLC	4.250	06/15/22	210,432
371,000		Exelon Generation Co LLC	5.600	06/15/42	401,956
200,000		FirstEnergy Corp	2.750	03/15/18	202,265
800,000		FirstEnergy Corp	7.375	11/15/31	937,184
280,000		FirstEnergy Solutions Corp	4.800	02/15/15	301,817
247,000		Florida Power & Light Co	4.950	06/01/35	284,034
400,000		Florida Power & Light Co	5.250	02/01/41	481,174
100,000		Florida Power & Light Co	4.125	02/01/42	101,950
200,000		Florida Power & Light Co	4.050	06/01/42	202,394
450,000		Florida Power & Light Co	3.800	12/15/42	439,782
29,000		Florida Power Corp	5.650	06/15/18	34,749
700,000		Florida Power Corp	3.100	08/15/21	741,348
165,000		Florida Power Corp	6.400	06/15/38	220,155
300,000		Florida Power Corp	3.850	11/15/42	285,712
690,000		FPL Group Capital, Inc	2.600	09/01/15	716,299
40,000		Georgia Power Co	1.300	09/15/13	40,174
300,000		Georgia Power Co	0.625	11/15/15	299,836
900,000		Georgia Power Co	5.700	06/01/17	1,062,485
177,000		Georgia Power Co	5.950	02/01/39	222,918
500,000		Georgia Power Co	4.300	03/15/42	501,640
200,000		Georgia Power Co	4.300	03/15/43	200,668
50,000		Great Plains Energy, Inc	2.750	08/15/13	50,306
200,000		Great Plains Energy, Inc	4.850	06/01/21	223,392
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	226,979
80,000		Indiana Michigan Power Co	7.000	03/15/19	100,770
200,000		Indiana Michigan Power Co	3.200	03/15/23	201,888
70,000		Integrys Energy Group, Inc	4.170	11/01/20	77,316
100,000		Interstate Power & Light Co	6.250	07/15/39	132,819
225,000		Kansas City Power & Light Co	3.150	03/15/23	228,095
100,000		Kansas City Power & Light Co	5.300	10/01/41	110,543
20,000	g	Kansas Gas & Electric	6.700	06/15/19	25,582
250,000		Kentucky Utilities Co	5.125	11/01/40	299,072
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	160,223
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	476,905
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	668,937
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	119,438

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$700,000	Kinder Morgan Energy Partners LP	3.950%	09/01/22	$743,752
350,000	Kinder Morgan Energy Partners LP	3.450	02/15/23	353,748
200,000	Kinder Morgan Energy Partners LP	3.500	09/01/23	202,756
535,000	Kinder Morgan Energy Partners LP	6.500	09/01/39	645,650
300,000	Kinder Morgan Energy Partners LP	5.625	09/01/41	329,235
200,000	Kinder Morgan Energy Partners LP	5.000	08/15/42	202,750
300,000	Kinder Morgan Energy Partners LP	5.000	03/01/43	304,632
320,000	LG&E and KU Energy LLC	3.750	11/15/20	339,834
400,000	MidAmerican Energy Co	4.650	10/01/14	425,329
350,000	Midamerican Energy Holdings Co	5.750	04/01/18	420,479
1,032,000	Midamerican Energy Holdings Co	5.950	05/15/37	1,271,749
300,000	Midamerican Energy Holdings Co	6.500	09/15/37	389,472
450,000	Mississippi Power Co	4.250	03/15/42	450,737
100,000	National Fuel Gas Co	4.900	12/01/21	111,442
200,000	National Fuel Gas Co	3.750	03/01/23	202,769
820,000	Nevada Power Co	6.500	08/01/18	1,020,360
45,000	Nevada Power Co	7.125	03/15/19	58,154
230,000	Nevada Power Co	5.375	09/15/40	272,520
700,000	NextEra Energy Capital Holdings, Inc	1.200	06/01/15	705,293
500,000	NextEra Energy Capital Holdings, Inc	4.500	06/01/21	555,485
235,000	NiSource Finance Corp	5.400	07/15/14	248,161
350,000	NiSource Finance Corp	6.400	03/15/18	420,310
150,000	NiSource Finance Corp	6.125	03/01/22	179,546
400,000	NiSource Finance Corp	3.850	02/15/23	412,701
100,000	NiSource Finance Corp	5.950	06/15/41	113,662
200,000	NiSource Finance Corp	5.250	02/15/43	209,544
150,000	Northern States Power Co	2.150	08/15/22	146,388
425,000	Northern States Power Co	5.350	11/01/39	519,953
200,000	Northern States Power Co	3.400	08/15/42	181,623
150,000	NSTAR Electric Co	5.625	11/15/17	178,939
200,000	NSTAR Electric Co	2.375	10/15/22	196,072
150,000	Oglethorpe Power Corp	5.375	11/01/40	171,650
500,000	Oglethorpe Power Corp	4.200	12/01/42	485,111
600,000	Ohio Power Co	5.375	10/01/21	722,165
100,000	Oklahoma Gas & Electric Co	5.250	05/15/41	117,594
220,000	Oncor Electric Delivery Co LLC	6.375	01/15/15	240,779
200,000	Oncor Electric Delivery Co LLC	6.800	09/01/18	248,940
150,000	Oncor Electric Delivery Co LLC	4.100	06/01/22	163,641
70,000	Oncor Electric Delivery Co LLC	7.250	01/15/33	93,588
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	111,255
350,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	353,913
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	169,903
250,000	ONEOK Partners LP	3.250	02/01/16	264,104
100,000	ONEOK Partners LP	2.000	10/01/17	101,054
400,000	ONEOK Partners LP	3.375	10/01/22	397,300
130,000	ONEOK Partners LP	6.650	10/01/36	156,197
250,000	ONEOK Partners LP	6.850	10/15/37	309,623
100,000	ONEOK Partners LP	6.125	02/01/41	116,297
150,000	ONEOK, Inc	4.250	02/01/22	159,306
150,000	ONEOK, Inc	6.000	06/15/35	166,102
355,000	Pacific Gas & Electric Co	8.250	10/15/18	476,075
720,000	Pacific Gas & Electric Co	6.050	03/01/34	900,656

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$75,000	Pacific Gas & Electric Co	5.800%	03/01/37	$91,444
600,000	Pacific Gas & Electric Co	5.400	01/15/40	711,828
400,000	Pacific Gas & Electric Co	4.500	12/15/41	417,830
150,000	Pacific Gas & Electric Co	3.750	08/15/42	139,143
250,000	PacifiCorp	2.950	02/01/22	260,693
550,000	PacifiCorp	6.000	01/15/39	717,426
150,000	PECO Energy Co	2.375	09/15/22	150,201
165,000	Pepco Holdings, Inc	2.700	10/01/15	171,081
350,000	PG&E Corp	5.750	04/01/14	366,589
65,000	Potomac Electric Power Co	7.900	12/15/38	103,577
200,000	Potomac Electric Power Co	4.150	03/15/43	204,150
300,000	PPL Capital Funding, Inc	4.200	06/15/22	316,166
200,000	PPL Capital Funding, Inc	3.500	12/01/22	201,476
200,000	PPL Electric Utilities Corp	2.500	09/01/22	200,348
200,000	PPL Energy Supply LLC	6.200	05/15/16	228,159
225,000	PPL Energy Supply LLC	6.500	05/01/18	266,425
100,000	PPL Energy Supply LLC	4.600	12/15/21	106,569
300,000	Progress Energy, Inc	3.150	04/01/22	305,685
900,000	Progress Energy, Inc	7.750	03/01/31	1,239,263
200,000	PSEG Power LLC	5.320	09/15/16	225,924
335,000	Public Service Co of Colorado	5.500	04/01/14	351,977
150,000	Public Service Co of Colorado	2.250	09/15/22	147,994
200,000	Public Service Co of Colorado	2.500	03/15/23	200,720
150,000	Public Service Co of Colorado	3.600	09/15/42	141,406
520,000	Public Service Co of Oklahoma	5.150	12/01/19	607,355
100,000	Public Service Co of Oklahoma	4.400	02/01/21	112,227
150,000	Public Service Co of Oklahoma	6.625	11/15/37	197,678
220,000	Public Service Electric & Gas Co	5.300	05/01/18	260,074
410,000	Public Service Electric & Gas Co	5.375	11/01/39	501,733
200,000	Public Service Electric & Gas Co	3.950	05/01/42	202,074
100,000	Public Service Electric & Gas Co	3.650	09/01/42	96,154
200,000	Public Service Electric & Gas Co	3.800	01/01/43	197,532
400,000	Puget Energy, Inc	6.000	09/01/21	454,608
250,000	Puget Sound Energy, Inc	5.757	10/01/39	316,562
100,000	Puget Sound Energy, Inc	4.434	11/15/41	106,292
100,000	Questar Corp	2.750	02/01/16	104,855
150,000	San Diego Gas & Electric Co	3.000	08/15/21	159,016
255,000	San Diego Gas & Electric Co	5.350	05/15/40	317,521
100,000	San Diego Gas & Electric Co	3.950	11/15/41	101,373
300,000	SCANA Corp	4.750	05/15/21	332,795
100,000	SCANA Corp	4.125	02/01/22	105,025
250,000	Scottish Power Ltd	5.810	03/15/25	270,174
600,000	Sempra Energy	2.000	03/15/14	607,200
200,000	Sempra Energy	2.300	04/01/17	207,879
150,000	Sempra Energy	2.875	10/01/22	149,579
260,000	Sempra Energy	6.000	10/15/39	323,328
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	57,196
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	150,960
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	257,069
100,000	Southern California Edison Co	5.000	01/15/16	111,967
250,000	Southern California Edison Co	5.500	08/15/18	304,907
280,000	Southern California Edison Co	3.875	06/01/21	314,655

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$185,000		Southern California Edison Co	6.050%	03/15/39	$243,003
300,000		Southern California Edison Co	4.500	09/01/40	323,779
500,000		Southern California Edison Co	3.900	12/01/41	493,177
200,000		Southern California Edison Co	4.050	03/15/42	202,735
500,000		Southern California Edison Co	3.900	03/15/43	493,884
150,000		Southern California Gas Co	3.750	09/15/42	146,592
200,000		Southern Co	2.375	09/15/15	207,399
100,000		Southern Co	1.950	09/01/16	103,232
108,000	g	Southern Natural Gas Co	5.900	04/01/17	125,878
100,000		Southern Natural Gas Co	8.000	03/01/32	141,356
550,000		Southern Natural Gas Co LLC	4.400	06/15/21	605,777
100,000		Southern Power Co	5.150	09/15/41	111,578
250,000		Southwest Gas Corp	3.875	04/01/22	271,552
400,000		Southwestern Electric Power Co	6.200	03/15/40	495,404
500,000		Southwestern Public Service Co	4.500	08/15/41	541,265
60,000		Spectra Energy Capital LLC	6.200	04/15/18	72,472
450,000		Spectra Energy Capital LLC	8.000	10/01/19	593,561
600,000		Spectra Energy Capital LLC	3.300	03/15/23	602,026
150,000		System Energy Resources, Inc	4.100	04/01/23	154,229
200,000		Tampa Electric Co	5.400	05/15/21	245,512
100,000		Tampa Electric Co	2.600	09/15/22	100,341
100,000		Tampa Electric Co	4.100	06/15/42	102,405
200,000		TECO Finance, Inc	5.150	03/15/20	231,696
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	271,467
75,000		Toledo Edison Co	7.250	05/01/20	96,297
300,000		Toledo Edison Co	6.150	05/15/37	368,316
770,000		Total Capital S.A.	3.125	10/02/15	814,883
200,000		Total Capital S.A.	4.450	06/24/20	231,652
100,000		Total Capital S.A.	4.125	01/28/21	112,997
350,000		TransAlta Corp	6.650	05/15/18	410,073
300,000		TransAlta Corp	4.500	11/15/22	304,458
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	123,780
100,000		Union Electric Co	8.450	03/15/39	166,775
100,000		Union Electric Co	3.900	09/15/42	98,618
100,000		United Utilities plc	6.875	08/15/28	114,920
263,000		Veolia Environnement	5.250	06/03/13	264,626
200,000		Virginia Electric and Power Co	1.200	01/15/18	200,231
200,000		Virginia Electric and Power Co	2.750	03/15/23	203,419
350,000		Virginia Electric and Power Co	6.000	05/15/37	455,710
160,000		Virginia Electric and Power Co	4.000	01/15/43	161,947
500,000		Westar Energy, Inc	4.125	03/01/42	512,372
100,000		Westar Energy, Inc	4.100	04/01/43	101,668
450,000		Western Gas Partners LP	4.000	07/01/22	465,506
225,000		Western Massachusetts Electric Co	3.500	09/15/21	240,465
35,000		Williams Cos, Inc	7.875	09/01/21	44,722
175,000		Williams Cos, Inc	3.700	01/15/23	173,724
300,000		Williams Cos, Inc	7.750	06/15/31	373,780
245,000		Williams Partners LP	3.800	02/15/15	257,999
70,000		Williams Partners LP	7.250	02/01/17	84,206
530,000		Williams Partners LP	5.250	03/15/20	603,979
100,000		Williams Partners LP	4.000	11/15/21	104,758
200,000		Williams Partners LP	3.350	08/15/22	197,789

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$335,000	Williams Partners LP	6.300%	04/15/40	$389,789
250,000	Wisconsin Electric Power Co	4.500	05/15/13	251,216
200,000	Wisconsin Electric Power Co	5.625	05/15/33	246,823
200,000	Wisconsin Electric Power Co	3.650	12/15/42	191,922
200,000	Wisconsin Power & Light Co	2.250	11/15/22	196,606
200,000	Wisconsin Power & Light Co	6.375	08/15/37	272,346
200,000	Wisconsin Public Service Corp	3.671	12/01/42	194,385
100,000	Xcel Energy, Inc	4.700	05/15/20	117,037
100,000	Xcel Energy, Inc	4.800	09/15/41	111,150

	TOTAL UTILITIES			85,864,240

	TOTAL CORPORATE BONDS			987,094,218

	(Cost $948,428,639)

GOVERNMENT BONDS - 74.2%

AGENCY SECURITIES - 4.6%
250,000	Federal Agricultural Mortgage Corp (FAMC)	2.375	07/22/15	260,862
3,000,000	Federal Farm Credit Bank (FFCB)	3.875	10/07/13	3,058,362
500,000	FFCB	0.300	07/18/14	500,476
2,600,000	FFCB	3.000	09/22/14	2,707,240
1,600,000	FFCB	1.050	03/28/16	1,631,910
7,740,000	Federal Home Loan Bank (FHLB)	3.625	10/18/13	7,887,509
8,625,000	FHLB	3.125	12/13/13	8,804,624
110,000	FHLB	5.250	06/18/14	116,788
200,000	FHLB	0.400	07/02/14	200,435
7,650,000	FHLB	2.875	06/12/15	8,071,913
1,000,000	FHLB	5.375	05/18/16	1,153,125
95,000	FHLB	4.750	12/16/16	109,645
500,000	FHLB	4.875	05/17/17	585,472
1,000,000	FHLB	0.750	09/08/17	996,854
4,745,000	FHLB	5.000	11/17/17	5,644,847
4,000,000	FHLB	1.625	06/14/19	4,082,224
11,207,000	Federal Home Loan Mortgage Corp (FHLMC)	4.500	01/15/14	11,589,663
1,740,000	FHLMC	2.500	04/23/14	1,783,214
5,000,000	FHLMC	1.000	08/27/14	5,057,055
7,000,000	FHLMC	0.375	08/28/14	7,012,481
5,000,000	FHLMC	2.875	02/09/15	5,238,590
108,000	FHLMC	4.375	07/17/15	117,927
125,000	FHLMC	4.750	11/17/15	139,225
132,000	FHLMC	4.750	01/19/16	148,023
6,213,000	FHLMC	5.250	04/18/16	7,115,755
127,000	FHLMC	5.500	07/18/16	147,739
11,736,000	FHLMC	5.125	10/18/16	13,633,535
3,000,000	FHLMC	2.375	01/13/22	3,122,397
6,120,000	FHLMC	6.250	07/15/32	8,897,103
214,000	Federal National Mortgage Association (FNMA)	2.750	02/05/14	218,798
7,646,000	FNMA	2.750	03/13/14	7,833,151
4,071,000	FNMA	2.500	05/15/14	4,176,032
5,415,000	FNMA	3.000	09/16/14	5,636,858
9,145,000	FNMA	4.625	10/15/14	9,758,986
14,000,000	FNMA	2.625	11/20/14	14,547,246

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,000,000		FNMA	2.250%	03/15/16	$5,263,340
10,215,000		FNMA	5.000	03/15/16	11,584,740
150,000		FNMA	5.000	05/11/17	176,127
4,340,000		FNMA	5.375	06/12/17	5,174,426
6,000,000	j	FNMA	0.000	10/09/19	5,317,284
5,000,000		FNMA	6.625	11/15/30	7,444,520
2,500,000		FNMA	5.625	07/15/37	3,473,247
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	461,703
590,000		PEFCO	2.250	12/15/17	625,832
175,000		PEFCO	1.450	08/15/19	176,956
400,000		PEFCO	2.050	11/15/22	396,328
815,000		Financing Corp	9.400	02/08/18	1,132,407
815,000		Financing Corp	10.350	08/03/18	1,199,361
600,000		KFW	2.625	01/25/22	629,215
700,000		Tunisia Government AID Bonds	1.686	07/16/19	696,466

		TOTAL AGENCY SECURITIES			195,738,016

FOREIGN GOVERNMENT BONDS - 3.1%
906,000		Brazilian Government International Bond	5.875	01/15/19	1,089,465
1,590,000		Brazilian Government International Bond	4.875	01/22/21	1,844,400
1,300,000		Brazilian Government International Bond	2.625	01/05/23	1,248,000
300,000		Brazilian Government International Bond	8.875	04/15/24	459,750
1,180,000		Brazilian Government International Bond	7.125	01/20/37	1,637,250
1,330,000		Brazilian Government International Bond	5.625	01/07/41	1,556,100
525,000		Canada Government International Bond	2.375	09/10/14	540,997
850,000		Canada Government International Bond	0.875	02/14/17	855,780
345,000		Chile Government International Bond	3.875	08/05/20	380,707
300,000		Chile Government International Bond	2.250	10/30/22	289,500
300,000		Chile Government International Bond	3.625	10/30/42	277,200
350,000		China Development Bank	5.000	10/15/15	383,953
900,000		Colombia Government International Bond	8.250	12/22/14	1,014,750
450,000		Colombia Government International Bond	7.375	03/18/19	579,375
900,000		Colombia Government International Bond	4.375	07/12/21	1,006,650
300,000		Colombia Government International Bond	2.625	03/15/23	288,000
1,250,000		Colombia Government International Bond	6.125	01/18/41	1,572,500
500,000		Council of Europe Development Bank	1.000	03/07/18	497,250
300,000		Development Bank of Japan	5.125	02/01/17	346,230
450,000		European Bank for Reconstruction & Development	3.625	06/17/13	453,114
50,000		European Bank for Reconstruction & Development	1.625	09/03/15	51,404
1,500,000		European Bank for Reconstruction & Development	2.500	03/15/16	1,586,552
1,000,000		European Bank for Reconstruction & Development	1.375	10/20/16	1,026,543
1,000,000		European Investment Bank	1.500	05/15/14	1,013,000
4,000,000		European Investment Bank	1.125	04/15/15	4,055,728
5,000,000		European Investment Bank	1.625	09/01/15	5,136,500
5,500,000		European Investment Bank	1.375	10/20/15	5,622,100
4,000,000		European Investment Bank	2.250	03/15/16	4,195,600
2,200,000		European Investment Bank	1.750	03/15/17	2,279,011
1,000,000		European Investment Bank	2.875	09/15/20	1,076,800
205,000		European Investment Bank	4.875	02/15/36	244,074
95,000		Export Development Canada	3.500	05/16/13	95,380
200,000		Export Development Canada	1.500	05/15/14	202,780
545,000		Export Development Canada	2.250	05/28/15	567,073

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Export Development Canada	0.500%	09/15/15	$300,540
250,000	Export Development Canada	1.250	10/26/16	255,800
500,000	Export Development Canada	0.750	12/15/17	497,455
180,000	Export-Import Bank of Korea	8.125	01/21/14	190,105
250,000	Export-Import Bank of Korea	5.875	01/14/15	270,680
1,090,000	Export-Import Bank of Korea	4.125	09/09/15	1,166,879
300,000	Export-Import Bank of Korea	1.250	11/20/15	300,185
200,000	Export-Import Bank of Korea	1.750	02/27/18	199,392
775,000	Export-Import Bank of Korea	5.125	06/29/20	890,705
300,000	Export-Import Bank of Korea	5.000	04/11/22	346,886
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,850,760
752,778	Federative Republic of Brazil	8.000	01/15/18	881,503
100,000	Finland Government International Bond	6.950	02/15/26	136,685
750,000	FMS Wertmanagement AoeR	1.000	11/21/17	749,925
500,000	Hydro Quebec	2.000	06/30/16	519,900
800,000	Hydro Quebec	1.375	06/19/17	810,560
270,000	Hydro Quebec	9.400	02/01/21	400,008
200,000	Hydro Quebec	8.500	12/01/29	321,158
1,000,000	Inter-American Development Bank	3.000	04/22/14	1,028,987
1,500,000	Inter-American Development Bank	2.250	07/15/15	1,563,190
2,500,000	Inter-American Development Bank	1.750	08/24/18	2,592,817
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,283,738
200,000	Inter-American Development Bank	3.200	08/07/42	186,477
1,800,000	International Bank for Reconstruction & Development	1.125	08/25/14	1,822,151
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,339,286
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,204,118
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	964,861
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	595,552
34,000	International Bank for Reconstruction & Development	4.750	02/15/35	41,725
30,000	International Finance Corp	3.000	04/22/14	30,864
1,700,000	International Finance Corp	2.750	04/20/15	1,782,583
1,750,000	International Finance Corp	1.125	11/23/16	1,783,399
800,000	Israel Government AID Bond	5.500	09/18/23	1,039,435
400,000	Israel Government International Bond	5.125	03/26/19	466,000
705,000	Israel Government International Bond	4.000	06/30/22	761,400
300,000	Israel Government International Bond	3.150	06/30/23	297,150
300,000	Israel Government International Bond	4.500	01/30/43	288,375
1,000,000	Italian Republic	2.125	09/16/13	1,002,600
500,000	Italian Republic	3.125	01/26/15	506,650
1,200,000	Italian Republic	5.250	09/20/16	1,283,880
574,000	Italian Republic	5.375	06/15/33	573,628
1,500,000	Italy Government International Bond	4.750	01/25/16	1,578,300
430,000	Italy Government International Bond	5.375	06/12/17	466,292
500,000	Japan Bank for International Cooperation	1.875	09/24/15	515,759
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,909,120
600,000	Japan Finance Corp	2.250	07/13/16	630,780
700,000	Japan Finance Organization for Municipalities	5.000	05/16/17	811,076
600,000	Korea Development Bank	8.000	01/23/14	633,268
475,000	Korea Development Bank	4.375	08/10/15	509,349
235,000	Korea Development Bank	3.250	03/09/16	248,034
400,000	Korea Development Bank	3.500	08/22/17	429,513
300,000	Korea Development Bank	1.500	01/22/18	295,670

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Korea Development Bank	3.000%	09/14/22	$198,711
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,150,000
1,588,000		Mexico Government International Bond	3.625	03/15/22	1,687,250
1,200,000		Mexico Government International Bond	6.750	09/27/34	1,596,000
1,414,000		Mexico Government International Bond	6.050	01/11/40	1,749,825
1,174,000		Mexico Government International Bond	4.750	03/08/44	1,218,025
150,000		Mexico Government International Bond	5.750	10/12/10	164,550
300,000		North American Development Bank	2.400	10/26/22	287,068
800,000		Panama Government International Bond	5.200	01/30/20	932,800
300,000		Panama Government International Bond	7.125	01/29/26	404,100
692,000		Panama Government International Bond	6.700	01/26/36	922,090
520,000		Peruvian Government International Bond	7.125	03/30/19	667,420
925,000		Peruvian Government International Bond	7.350	07/21/25	1,305,637
400,000		Peruvian Government International Bond	6.550	03/14/37	542,000
500,000		Peruvian Government International Bond	5.625	11/18/50	598,000
380,000		Poland Government International Bond	3.875	07/16/15	402,971
1,985,000		Poland Government International Bond	6.375	07/15/19	2,438,672
67,000		Poland Government International Bond	5.125	04/21/21	77,385
390,000		Poland Government International Bond	5.000	03/23/22	445,548
490,000		Poland Government International Bond	3.000	03/17/23	474,565
1,055,000		Province of British Columbia Canada	2.850	06/15/15	1,110,493
400,000		Province of British Columbia Canada	1.200	04/25/17	406,806
200,000		Province of British Columbia Canada	2.650	09/22/21	208,984
500,000		Province of British Columbia Canada	2.000	10/23/22	487,671
730,000		Province of Manitoba Canada	2.125	04/22/13	730,657
500,000	h	Province of Manitoba Canada	1.125	06/01/18	500,675
500,000		Province of Manitoba Canada	1.750	05/30/19	507,188
200,000		Province of New Brunswick Canada	5.200	02/21/17	232,620
255,000		Province of Nova Scotia Canada	2.375	07/21/15	265,659
50,000		Province of Nova Scotia Canada	5.125	01/26/17	57,930
200,000		Province of Nova Scotia Canada	8.250	07/30/22	286,380
2,200,000		Province of Ontario Canada	2.950	02/05/15	2,300,368
600,000		Province of Ontario Canada	0.950	05/26/15	605,557
2,690,000		Province of Ontario Canada	2.700	06/16/15	2,818,523
1,000,000		Province of Ontario Canada	2.300	05/10/16	1,048,500
300,000		Province of Ontario Canada	1.600	09/21/16	308,671
500,000		Province of Ontario Canada	1.100	10/25/17	500,600
1,000,000		Province of Ontario Canada	1.650	09/27/19	998,800
230,000		Province of Ontario Canada	4.400	04/14/20	268,563
800,000		Province of Ontario Canada	2.450	06/29/22	802,047
40,000		Province of Quebec Canada	4.875	05/05/14	41,986
385,000		Province of Quebec Canada	5.125	11/14/16	444,560
1,135,000		Province of Quebec Canada	4.625	05/14/18	1,323,410
1,120,000		Province of Quebec Canada	3.500	07/29/20	1,240,400
500,000		Province of Quebec Canada	2.625	02/13/23	502,250
200,000		Province of Quebec Canada	7.125	02/09/24	276,384
201,000		Province of Quebec Canada	7.500	09/15/29	299,958
100,000		Province of Saskatchewan Canada	8.500	07/15/22	147,972
200,000		Region of Lombardy Italy	5.804	10/25/32	188,924
475,000		Republic of Korea	5.750	04/16/14	498,876
700,000		Republic of Korea	7.125	04/16/19	905,099
300,000		South Africa Government International Bond	6.500	06/02/14	318,300

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$510,000		South Africa Government International Bond	6.875%	05/27/19	$620,925
225,000		South Africa Government International Bond	5.500	03/09/20	257,062
500,000		South Africa Government International Bond	4.665	01/17/24	535,000
300,000		South Africa Government International Bond	6.250	03/08/41	363,750
625,000		Svensk Exportkredit AB	5.125	03/01/17	723,500
1,280,000		United Mexican States	5.950	03/19/19	1,548,800
868,000		United Mexican States	5.125	01/15/20	1,016,428
261,630		Uruguay Government International Bond	8.000	11/18/22	364,712
300,000		Uruguay Government International Bond	7.625	03/21/36	431,850
500,000		Uruguay Government International Bond	4.125	11/20/45	462,500

		TOTAL FOREIGN GOVERNMENT BONDS			131,250,624

MORTGAGE BACKED - 29.1%
173,535	i	Federal Home Loan Mortgage Corp (FHLMC)	4.972	04/01/35	187,051
13,312	i	FHLMC	2.324	10/01/35	14,192
191,702	i	FHLMC	2.436	02/01/36	204,916
86,825	i	FHLMC	2.849	07/01/36	92,257
288,546	i	FHLMC	2.441	09/01/36	310,094
197,230	i	FHLMC	2.599	09/01/36	210,320
202,156	i	FHLMC	2.749	09/01/36	213,876
144,366	i	FHLMC	5.822	01/01/37	153,515
23,797	i	FHLMC	5.631	02/01/37	25,682
19,427	i	FHLMC	5.818	02/01/37	20,518
495,381	i	FHLMC	2.773	03/01/37	530,684
37,554	i	FHLMC	5.220	03/01/37	40,526
473,486	i	FHLMC	5.682	04/01/37	504,673
309,896	i	FHLMC	5.987	04/01/37	336,460
53,516	i	FHLMC	3.150	05/01/37	57,094
89,478	i	FHLMC	5.920	05/01/37	96,403
55,850	i	FHLMC	2.760	06/01/37	59,783
376,470	i	FHLMC	4.908	06/01/37	404,744
264,104	i	FHLMC	3.266	08/01/37	280,222
264,310	i	FHLMC	1.890	09/01/37	278,475
138,990	i	FHLMC	2.022	09/01/37	148,636
4,251	i	FHLMC	6.160	09/01/37	4,556
48,656	i	FHLMC	5.330	02/01/38	52,485
304,467	i	FHLMC	4.545	04/01/38	326,121
373,530	i	FHLMC	4.872	04/01/38	398,341
151,105	i	FHLMC	4.817	06/01/38	162,646
31,284	i	FHLMC	4.694	07/01/38	33,444
67,985		FHLMC	5.000	10/01/39	73,124
172,227	i	FHLMC	3.631	06/01/40	182,720
607,891	i	FHLMC	3.396	07/01/40	643,125
563,521	i	FHLMC	2.994	01/01/41	594,515
79,134	i	FHLMC	2.540	05/01/41	82,289
1,769,799	i	FHLMC	3.484	08/01/41	1,876,348
671,782	i	FHLMC	2.910	09/01/41	704,077
150,631	i	FHLMC	3.104	10/01/41	156,704
4,038		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	05/01/13	4,037
29,359		FGLMC	5.000	07/01/14	31,437
5,763		FGLMC	7.500	01/01/16	5,841
52		FGLMC	7.500	05/01/16	55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$66	FGLMC	7.500%	06/01/16	$70
23,106	FGLMC	5.500	05/01/17	24,763
47,682	FGLMC	5.500	06/01/17	51,103
29,287	FGLMC	5.000	12/01/17	31,359
23,124	FGLMC	5.500	12/01/17	24,623
37,275	FGLMC	5.000	03/01/18	40,031
117,967	FGLMC	5.000	04/01/18	126,361
107,006	FGLMC	4.500	06/01/18	113,940
270,190	FGLMC	4.500	09/01/18	287,531
161,660	FGLMC	4.000	11/01/18	171,303
298,211	FGLMC	4.500	01/01/19	325,270
38,660	FGLMC	4.000	05/01/19	41,124
331,129	FGLMC	4.500	05/01/19	353,310
660,340	FGLMC	4.500	06/01/19	704,574
198,570	FGLMC	4.000	10/01/19	211,227
76,219	FGLMC	5.500	11/01/19	82,447
496,449	FGLMC	4.500	12/01/19	529,704
97,028	FGLMC	4.500	01/01/20	103,528
46,598	FGLMC	4.500	02/01/20	50,681
2,448,662	FGLMC	4.500	02/01/20	2,607,335
499,004	FGLMC	5.000	05/01/20	538,997
490,715	FGLMC	5.000	05/01/20	527,037
41,935	FGLMC	4.500	07/01/20	45,609
476,322	FGLMC	5.000	07/01/20	510,032
6,736	FGLMC	7.000	10/01/20	7,395
40,664	FGLMC	5.000	12/01/20	43,643
1,691,691	FGLMC	4.000	05/01/21	1,799,520
508,407	FGLMC	4.500	06/01/21	543,259
913,564	FGLMC	4.500	06/01/21	976,189
426,684	FGLMC	5.000	07/01/21	457,948
58,599	FGLMC	5.500	07/01/21	63,020
5,703,524	FGLMC	3.000	12/01/21	6,018,055
37,913	FGLMC	5.000	10/01/22	40,667
33,349	FGLMC	6.000	11/01/22	36,629
298,200	FGLMC	5.000	04/01/23	319,305
430,870	FGLMC	4.500	05/01/23	459,261
20,407	FGLMC	4.500	05/01/23	21,752
228,645	FGLMC	5.000	05/01/23	245,927
417,843	FGLMC	5.500	05/01/23	449,374
62,348	FGLMC	5.000	10/01/23	66,760
46,054	FGLMC	5.500	10/01/23	50,281
47,783	FGLMC	5.000	11/01/23	51,394
102,229	FGLMC	5.000	03/01/24	109,956
26,878	FGLMC	4.500	04/01/24	28,620
11,648	FGLMC	4.500	05/01/24	12,403
78,556	FGLMC	4.500	06/01/24	83,646
381,249	FGLMC	4.000	07/01/24	405,073
687,330	FGLMC	4.000	07/01/24	730,281
199,491	FGLMC	5.500	07/01/24	215,791
722,715	FGLMC	4.000	08/01/24	767,878
118,702	FGLMC	4.500	09/01/24	126,394
23,130	FGLMC	4.500	09/01/24	24,628

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$48,220		FGLMC	4.500%	09/01/24	$51,345
24,440		FGLMC	5.500	09/01/24	26,752
884,165		FGLMC	4.000	10/01/24	939,417
67,412		FGLMC	4.500	10/01/24	73,571
28,742		FGLMC	4.500	10/01/24	30,605
37,526		FGLMC	4.500	11/01/24	39,958
68,503		FGLMC	4.500	12/01/24	72,942
287,597		FGLMC	5.500	12/01/24	309,299
48,052		FGLMC	4.500	02/01/25	51,256
1,219,911		FGLMC	4.000	03/01/25	1,296,525
33,626		FGLMC	4.500	06/01/25	35,804
63,977		FGLMC	4.500	07/01/25	68,243
1,123,340		FGLMC	3.500	10/01/25	1,185,289
697,304		FGLMC	4.000	10/01/25	740,879
1,921,780		FGLMC	3.500	11/01/25	2,027,760
1,100,143		FGLMC	3.500	11/01/25	1,160,812
510,903		FGLMC	3.500	12/01/25	539,077
332,370		FGLMC	3.000	01/01/26	348,876
3,558,627		FGLMC	3.500	01/01/26	3,754,874
347,888		FGLMC	4.000	04/01/26	370,171
663,540		FGLMC	4.000	05/01/26	706,041
164,021		FGLMC	5.500	07/01/26	178,718
2,223,942		FGLMC	4.000	08/01/26	2,366,393
13,172		FGLMC	6.000	08/01/26	14,438
533,436		FGLMC	3.000	09/01/26	559,929
1,423,673		FGLMC	3.000	10/01/26	1,494,378
2,230,576		FGLMC	3.500	10/01/26	2,353,585
78,816		FGLMC	5.000	10/01/26	86,004
24,246		FGLMC	5.500	10/01/26	26,419
7,813,928		FGLMC	3.000	02/01/27	8,228,859
3,969,304		FGLMC	2.500	05/01/27	4,117,420
3,874,552		FGLMC	2.500	11/01/27	4,019,132
272,876		FGLMC	6.000	12/01/27	298,436
2,965,035		FGLMC	2.500	01/01/28	3,075,677
7,500,000	h	FGLMC	2.500	03/01/28	7,779,865
396,280		FGLMC	5.000	03/01/28	426,430
40,202		FGLMC	5.500	05/01/28	43,654
343		FGLMC	6.500	10/01/28	384
337,365		FGLMC	5.500	01/01/29	366,541
8,257		FGLMC	6.500	01/01/29	9,268
60,219		FGLMC	4.000	02/01/29	64,602
1,928		FGLMC	6.500	03/01/29	2,261
180,364		FGLMC	4.500	04/01/29	193,912
17,789		FGLMC	6.500	07/01/29	20,788
77,507		FGLMC	5.000	12/01/29	83,414
113,800		FGLMC	4.000	08/01/30	122,082
654,367		FGLMC	4.500	01/01/31	706,383
876		FGLMC	8.000	01/01/31	1,023
654,753		FGLMC	4.000	03/01/31	702,400
85,099		FGLMC	4.000	05/01/31	91,291
691,298		FGLMC	4.500	05/01/31	758,292
276,484		FGLMC	4.000	06/01/31	293,665

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$840,901	FGLMC	4.000%	08/01/31	$902,094
750,466	FGLMC	4.000	09/01/31	805,078
12,865	FGLMC	6.500	09/01/31	14,905
23,863	FGLMC	8.000	09/01/31	28,262
345,788	FGLMC	3.500	11/01/31	367,855
127,143	FGLMC	7.000	12/01/31	150,427
62,269	FGLMC	6.500	01/01/32	71,459
149,097	FGLMC	6.000	02/01/32	166,511
4,343,891	FGLMC	3.000	03/01/32	4,535,384
54,407	FGLMC	7.000	04/01/32	64,371
47,389	FGLMC	6.500	05/01/32	53,935
3,388,875	FGLMC	3.500	09/01/32	3,605,137
53,477	FGLMC	5.500	11/01/32	58,452
57,778	FGLMC	6.000	02/01/33	64,526
216,777	FGLMC	5.000	03/01/33	235,329
12,994	FGLMC	6.000	03/01/33	14,512
268,073	FGLMC	6.000	03/01/33	299,383
108,616	FGLMC	6.000	03/01/33	121,302
104,485	FGLMC	5.000	04/01/33	113,427
23,954	FGLMC	6.000	04/01/33	26,751
1,837,047	FGLMC	5.000	06/01/33	1,987,580
529,970	FGLMC	5.500	06/01/33	578,618
193,103	FGLMC	4.500	07/01/33	207,186
255,383	FGLMC	5.000	08/01/33	282,107
27,179	FGLMC	5.000	08/01/33	29,505
55,725	FGLMC	6.500	08/01/33	64,255
529,082	FGLMC	5.000	09/01/33	588,800
96,600	FGLMC	5.500	09/01/33	105,467
236,155	FGLMC	5.500	09/01/33	265,803
227,268	FGLMC	5.500	09/01/33	254,096
174,225	FGLMC	5.500	09/01/33	194,792
91,844	FGLMC	4.000	10/01/33	98,082
49,656	FGLMC	5.000	10/01/33	53,906
332,264	FGLMC	5.500	10/01/33	371,486
393,304	FGLMC	5.500	12/01/33	429,899
105,714	FGLMC	5.500	12/01/33	115,418
999,288	FGLMC	7.000	12/01/33	1,182,297
995,679	FGLMC	5.000	01/01/34	1,080,893
25,787	FGLMC	5.500	02/01/34	28,154
130,922	FGLMC	5.000	03/01/34	141,472
166,117	FGLMC	5.500	03/01/34	181,330
320,202	FGLMC	5.000	05/01/34	346,005
151,736	FGLMC	4.500	06/01/34	162,707
461,802	FGLMC	5.000	06/01/34	499,016
96,372	FGLMC	5.500	06/01/34	105,098
71,191	FGLMC	6.000	06/01/34	79,506
213,621	FGLMC	6.000	09/01/34	236,435
31,357	FGLMC	5.000	11/01/34	33,827
1,591,950	FGLMC	5.500	11/01/34	1,736,092
842,450	FGLMC	5.000	12/01/34	910,338
163,132	FGLMC	5.500	12/01/34	178,107
78,047	FGLMC	5.500	12/01/34	85,297

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$18,415		FGLMC	5.500%	01/01/35	$20,082
75,797		FGLMC	5.500	01/01/35	82,660
10,718		FGLMC	5.500	01/01/35	11,689
466,025		FGLMC	4.500	04/01/35	499,720
62,339		FGLMC	6.000	05/01/35	68,841
398,659		FGLMC	6.000	05/01/35	440,652
400,978		FGLMC	7.000	05/01/35	474,413
107,181		FGLMC	5.500	06/01/35	116,886
64,194		FGLMC	5.500	06/01/35	70,007
60,628		FGLMC	5.000	07/01/35	65,438
1,912,043		FGLMC	5.000	07/01/35	2,063,732
81,866		FGLMC	6.000	07/01/35	90,405
87,929		FGLMC	5.000	08/01/35	94,905
46,970		FGLMC	5.500	08/01/35	51,183
103,356		FGLMC	6.000	08/01/35	114,136
40,323		FGLMC	4.500	09/01/35	43,213
354,692		FGLMC	5.000	10/01/35	391,809
304,350		FGLMC	5.000	10/01/35	328,495
57,881		FGLMC	5.000	10/01/35	62,472
1,392,974		FGLMC	5.500	10/01/35	1,520,841
49,882		FGLMC	5.000	12/01/35	53,839
247,096		FGLMC	5.000	12/01/35	266,699
109,613		FGLMC	6.000	01/01/36	119,983
44,779		FGLMC	5.000	02/01/36	48,332
95,506		FGLMC	5.000	02/01/36	103,082
55,835		FGLMC	6.000	02/01/36	61,659
582,560		FGLMC	5.500	04/01/36	641,261
66,628		FGLMC	5.500	05/01/36	72,661
14,581		FGLMC	6.500	05/01/36	16,697
2,113,095		FGLMC	6.000	06/01/36	2,313,008
378,791		FGLMC	5.000	07/01/36	407,776
317,188		FGLMC	6.000	07/01/36	351,062
70,943		FGLMC	6.000	08/01/36	77,655
61,380		FGLMC	6.000	09/01/36	68,011
2,490,866	h	FGLMC	5.500	10/01/36	2,698,491
1,585,458	h	FGLMC	5.500	10/01/36	1,721,580
164,740		FGLMC	6.500	10/01/36	187,324
98,727		FGLMC	5.500	11/01/36	107,204
228,228		FGLMC	6.000	11/01/36	249,820
1,113,690		FGLMC	6.000	12/01/36	1,219,053
1,966,584		FGLMC	5.500	03/01/37	2,135,428
600,757		FGLMC	6.000	03/01/37	657,593
130,532		FGLMC	6.500	03/01/37	146,167
729,506		FGLMC	5.500	04/01/37	790,087
96,159		FGLMC	5.000	05/01/37	103,427
58,414		FGLMC	5.000	06/01/37	62,829
377,075		FGLMC	5.500	06/01/37	408,389
1,373,879		FGLMC	6.000	07/01/37	1,502,140
347,640		FGLMC	6.000	08/01/37	384,005
146,344		FGLMC	6.000	09/01/37	161,652
1,673,103		FGLMC	5.500	10/01/37	1,826,684
67,327		FGLMC	6.000	11/01/37	73,612

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$551,979		FGLMC	6.500%	11/01/37	$628,045
233,734		FGLMC	6.000	01/01/38	255,555
94,724		FGLMC	6.000	02/01/38	103,508
875,130		FGLMC	6.000	02/01/38	956,830
2,844,638		FGLMC	5.000	03/01/38	3,064,572
815,620		FGLMC	5.000	03/01/38	877,267
923,212		FGLMC	5.000	04/01/38	1,017,139
80,616		FGLMC	5.000	04/01/38	90,010
1,509,168		FGLMC	5.500	04/01/38	1,643,928
364,401		FGLMC	5.500	05/01/38	394,662
41,389		FGLMC	5.500	06/01/38	44,826
92,045		FGLMC	6.000	07/01/38	100,581
146,760		FGLMC	5.500	08/01/38	159,865
1,438,220		FGLMC	5.500	08/01/38	1,561,701
156,024		FGLMC	5.000	09/01/38	167,817
2,205,515		FGLMC	5.500	09/01/38	2,388,507
686,783		FGLMC	5.500	09/01/38	748,967
28,186		FGLMC	5.500	10/01/38	30,526
857,199		FGLMC	6.000	11/01/38	936,688
3,594,256		FGLMC	4.500	02/01/39	3,845,143
2,143,458		FGLMC	5.000	02/01/39	2,305,467
159,246		FGLMC	5.500	02/01/39	172,470
26,305		FGLMC	4.500	03/01/39	28,141
625,879		FGLMC	5.000	03/01/39	689,556
128,758		FGLMC	6.000	03/01/39	140,697
82,019		FGLMC	4.500	04/01/39	90,789
3,932,504		FGLMC	4.500	04/01/39	4,284,422
1,309,347		FGLMC	4.000	05/01/39	1,391,741
793,899		FGLMC	4.500	05/01/39	849,315
432,616		FGLMC	4.500	05/01/39	469,119
2,849,210		FGLMC	4.500	05/01/39	3,048,090
33,560		FGLMC	4.500	05/01/39	35,902
639,602		FGLMC	5.000	05/01/39	688,545
1,561,410		FGLMC	4.000	06/01/39	1,659,665
360,410		FGLMC	4.500	06/01/39	385,567
7,932,280		FGLMC	4.500	06/01/39	8,485,970
156,065		FGLMC	5.000	06/01/39	172,396
71,420		FGLMC	5.500	06/01/39	77,351
1,574,339		FGLMC	4.000	07/01/39	1,673,408
136,356		FGLMC	4.500	07/01/39	145,874
67,998		FGLMC	4.500	07/01/39	72,745
835,410		FGLMC	4.500	07/01/39	893,723
494,915		FGLMC	5.000	07/01/39	532,322
1,139,566		FGLMC	5.500	07/01/39	1,234,200
63,138		FGLMC	4.500	08/01/39	67,545
181,719		FGLMC	5.000	08/01/39	195,454
723,138		FGLMC	4.000	09/01/39	768,642
5,820,073	h	FGLMC	5.000	09/01/39	6,259,973
1,197,355		FGLMC	5.000	09/01/39	1,322,653
34,268		FGLMC	5.500	09/01/39	37,714
3,080,036		FGLMC	6.500	09/01/39	3,457,540
203,624		FGLMC	4.500	10/01/39	226,237

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$555,084	FGLMC	4.500%	10/01/39	$593,830
158,689	FGLMC	4.500	10/01/39	176,312
89,705	FGLMC	4.000	11/01/39	95,350
426,154	FGLMC	4.500	11/01/39	455,901
140,804	FGLMC	5.000	11/01/39	151,447
60,405	FGLMC	5.000	11/01/39	64,970
449,992	FGLMC	4.500	12/01/39	494,340
322,928	FGLMC	4.500	12/01/39	345,469
747,261	FGLMC	4.500	12/01/39	799,421
1,373,277	FGLMC	4.500	12/01/39	1,504,668
917,036	FGLMC	5.500	12/01/39	993,190
839,086	FGLMC	4.500	01/01/40	897,656
56,737	FGLMC	5.000	01/01/40	62,674
169,808	FGLMC	5.500	01/01/40	183,910
366,801	FGLMC	5.500	03/01/40	397,261
109,997	FGLMC	4.500	04/01/40	120,837
570,829	FGLMC	4.500	04/01/40	611,031
889,967	FGLMC	5.000	04/01/40	974,477
368,645	FGLMC	5.000	04/01/40	399,964
9,717,288	FGLMC	4.500	05/01/40	10,395,575
5,577,642	FGLMC	5.000	05/01/40	6,135,188
19,825	FGLMC	4.500	06/01/40	21,221
2,973,261	FGLMC	5.500	06/01/40	3,218,865
4,675,550	FGLMC	4.500	07/01/40	5,004,836
89,774	FGLMC	4.500	08/01/40	96,096
199,090	FGLMC	5.000	08/01/40	216,004
926,417	FGLMC	5.000	08/01/40	996,744
2,028,282	FGLMC	5.000	08/01/40	2,235,716
1,169,894	FGLMC	4.000	09/01/40	1,243,513
9,349,234	FGLMC	4.000	11/01/40	10,089,479
5,370,473	FGLMC	4.000	12/01/40	5,795,691
1,212,724	FGLMC	3.500	01/01/41	1,276,850
1,544,577	FGLMC	3.500	01/01/41	1,626,250
1,048,887	FGLMC	4.000	01/01/41	1,114,890
911,720	FGLMC	3.500	02/01/41	959,930
1,485,540	FGLMC	4.000	02/01/41	1,579,020
4,293,283	FGLMC	4.000	02/01/41	4,563,447
6,040,031	FGLMC	4.000	04/01/41	6,420,113
1,442,874	FGLMC	4.500	04/01/41	1,546,520
352,015	FGLMC	5.000	04/01/41	382,362
1,413,565	FGLMC	4.500	05/01/41	1,515,106
1,878,752	FGLMC	4.500	06/01/41	2,013,709
3,204,841	FGLMC	3.500	10/01/41	3,374,305
3,322,484	FGLMC	5.000	10/01/41	3,637,982
3,546,132	FGLMC	3.500	11/01/41	3,754,144
2,295,039	FGLMC	4.500	12/01/41	2,459,899
12,257,435	FGLMC	3.500	01/01/42	12,905,579
3,662,253	FGLMC	3.500	02/01/42	3,855,905
4,236,789	FGLMC	3.500	04/01/42	4,471,412
8,209,212	FGLMC	4.000	05/01/42	8,859,194
1,250,089	FGLMC	3.000	08/01/42	1,284,712
7,329,937	FGLMC	3.000	10/01/42	7,532,952

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,914,377	FGLMC	3.000%	10/01/42	$5,050,489
2,481,280	FGLMC	3.500	12/01/42	2,618,688
5,704,731	FGLMC	2.500	01/01/43	5,617,496
5,947,365	FGLMC	3.000	01/01/43	6,112,086
173	Federal National Mortgage Association (FNMA)	5.000	06/01/13	178
534,365	FNMA	4.440	07/01/13	534,293
141	FNMA	6.000	09/01/13	142
367,824	FNMA	4.778	10/01/13	372,499
171	FNMA	6.500	12/01/13	172
306,035	FNMA	4.855	02/01/14	308,065
674,605	FNMA	4.640	11/01/14	703,901
27,700	FNMA	6.000	04/01/16	28,214
51,101	FNMA	5.500	09/01/16	54,774
3,851	FNMA	6.500	10/01/16	4,107
37,096	FNMA	6.500	11/01/16	39,558
23,046	FNMA	6.500	04/01/17	24,918
19,668	FNMA	6.000	05/01/17	21,103
93,913	FNMA	5.000	09/01/17	101,583
17,759	FNMA	6.000	11/01/17	18,819
1,201,619	FNMA	5.000	12/01/17	1,299,756
14,952	FNMA	5.000	12/01/17	16,174
201,170	FNMA	5.000	12/01/17	217,600
1,664,958	FNMA	5.000	01/01/18	1,800,935
1,536,599	FNMA	4.500	02/01/18	1,657,059
224,726	FNMA	4.500	04/01/18	242,344
43,551	FNMA	5.000	04/01/18	47,108
350,660	FNMA	5.500	04/01/18	383,969
31,276	FNMA	5.500	04/01/18	33,635
21,299	FNMA	5.500	05/01/18	22,906
513,776	FNMA	4.500	06/01/18	554,053
57,868	FNMA	4.000	08/01/18	62,078
731,703	FNMA	4.000	08/01/18	784,941
182,482	FNMA	4.500	09/01/18	196,787
126,765	FNMA	4.500	10/01/18	136,702
358,421	FNMA	5.000	11/01/18	387,806
7,410	FNMA	5.000	01/01/19	8,015
17,809	FNMA	6.000	01/01/19	19,509
41,254	FNMA	4.500	05/01/19	44,462
102,104	FNMA	4.500	06/01/19	110,045
17,831	FNMA	4.500	06/01/19	19,217
116,992	FNMA	5.000	07/01/19	126,546
490,469	FNMA	5.000	10/01/19	529,912
71,918	FNMA	4.500	11/01/19	77,511
61,305	FNMA	4.500	12/01/19	66,072
73,189	FNMA	5.000	03/01/20	79,166
21,355	FNMA	5.000	04/01/20	23,059
48,518	FNMA	4.500	06/01/20	52,049
34,501	FNMA	4.500	09/01/20	37,184
33,815	FNMA	4.500	10/01/20	36,445
51,790	FNMA	4.500	11/01/20	55,817
121,257	FNMA	5.000	12/01/20	130,932
2,896,161	FNMA	5.500	01/01/21	3,171,269

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$315,204	FNMA	5.500%	01/01/21	$337,856
118,460	FNMA	5.000	03/01/21	128,134
810,809	FNMA	6.000	04/01/21	870,915
91,191	FNMA	5.500	08/01/21	99,854
23,251	FNMA	6.000	08/01/21	25,527
16,561	FNMA	5.000	10/01/21	17,883
41,357	FNMA	5.000	11/01/21	44,735
19,274	FNMA	5.500	11/01/21	21,105
45,675	FNMA	5.500	10/01/22	50,013
22,539	FNMA	6.000	10/01/22	24,858
15,554	FNMA	5.000	03/01/23	16,795
37,878	FNMA	4.500	04/01/23	40,765
401,432	FNMA	4.500	06/01/23	432,023
33,955	FNMA	5.000	06/01/23	36,648
37,465	FNMA	5.500	06/01/23	41,192
125,130	FNMA	5.000	07/01/23	135,056
398,828	FNMA	5.000	07/01/23	430,466
2,786,347	FNMA	5.000	07/01/23	3,008,684
48,786	FNMA	5.500	08/01/23	53,421
67,991	FNMA	5.000	11/01/23	74,723
24,211	FNMA	5.500	11/01/23	26,511
963,551	FNMA	5.500	01/01/24	1,055,080
61,433	FNMA	5.500	02/01/24	67,545
342,590	FNMA	4.000	03/01/24	366,768
25,558	FNMA	4.500	04/01/24	27,501
1,570,070	FNMA	4.000	05/01/24	1,680,873
456,535	FNMA	4.000	05/01/24	488,753
31,992	FNMA	4.000	06/01/24	34,249
38,183	FNMA	4.500	07/01/24	41,952
34,576	FNMA	5.500	07/01/24	38,059
582	FNMA	8.000	07/01/24	694
193,201	FNMA	4.500	08/01/24	207,894
177,456	FNMA	4.000	09/01/24	189,980
749,703	FNMA	4.000	09/01/24	802,611
99,563	FNMA	4.500	09/01/24	107,135
1,658,367	FNMA	4.500	10/01/24	1,784,485
88,086	FNMA	5.000	01/01/25	96,808
178,348	FNMA	4.500	02/01/25	191,911
31,679	FNMA	4.500	03/01/25	34,088
1,202,372	FNMA	4.500	03/01/25	1,293,813
388,111	FNMA	5.000	03/01/25	426,542
373,388	FNMA	4.500	04/01/25	401,784
1,023,870	FNMA	4.500	04/01/25	1,101,735
4,589,702	FNMA	4.000	05/01/25	4,912,171
1,245,183	FNMA	4.000	06/01/25	1,332,669
1,252,062	FNMA	4.500	06/01/25	1,347,281
433,769	FNMA	4.000	08/01/25	464,245
173,443	FNMA	5.500	08/01/25	190,699
2,076,737	FNMA	3.500	09/01/25	2,202,285
2,148,967	FNMA	4.000	09/01/25	2,300,623
2,732,186	FNMA	3.500	10/01/25	2,897,360
2,260,784	FNMA	3.500	10/01/25	2,397,458

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$841,354	FNMA	5.000%	10/01/25	$922,562
1,491,472	FNMA	4.000	11/01/25	1,596,262
2,072,369	FNMA	3.500	12/01/25	2,197,653
1,339,491	FNMA	3.500	02/01/26	1,420,888
472,072	FNMA	4.000	03/01/26	505,387
1,343,158	FNMA	4.000	06/01/26	1,437,947
1,178,135	FNMA	3.500	08/01/26	1,249,727
932,327	FNMA	3.500	09/01/26	988,982
571,414	FNMA	4.000	09/01/26	611,739
1,431,990	FNMA	3.500	10/01/26	1,519,008
35,306	FNMA	6.000	10/01/26	38,906
1,855,456	FNMA	3.000	11/01/26	1,952,751
1,516,631	FNMA	3.000	12/01/26	1,596,159
4,020,719	FNMA	3.000	01/01/27	4,231,554
4,689,522	FNMA	3.000	04/01/27	4,938,359
2,922,709	FNMA	3.000	04/01/27	3,077,795
2,025,605	FNMA	3.500	05/01/27	2,156,924
1,798,050	FNMA	2.500	06/01/27	1,867,376
4,621,277	FNMA	3.000	06/01/27	4,866,493
2,027,034	FNMA	2.500	07/01/27	2,105,188
311,260	FNMA	6.000	08/01/27	344,076
3,815,734	FNMA	2.500	09/01/27	3,962,853
111,121	FNMA	5.500	09/01/27	121,413
6,736,809	FNMA	2.500	10/01/27	6,996,553
14,294	FNMA	5.500	01/01/28	15,617
10,940,149	FNMA	2.500	02/01/28	11,361,956
13,562	FNMA	5.000	02/01/28	14,803
609,118	FNMA	5.000	05/01/28	660,297
76,201	FNMA	5.500	06/01/28	83,211
12,737	FNMA	5.500	11/01/28	13,909
50	FNMA	7.500	01/01/29	60
88,489	FNMA	4.000	03/01/29	95,032
374,348	FNMA	4.500	04/01/29	404,090
943	FNMA	6.500	04/01/29	1,022
220,992	FNMA	4.000	05/01/29	237,332
135,155	FNMA	4.500	06/01/29	145,893
40,229	FNMA	4.000	07/01/29	43,204
268	FNMA	7.500	07/01/29	269
3,627	FNMA	7.500	07/01/29	3,779
788,595	FNMA	4.500	08/01/29	851,247
126,385	FNMA	4.500	09/01/29	136,426
77,990	FNMA	4.500	11/01/29	85,990
37,705	FNMA	4.500	01/01/30	40,701
103,753	FNMA	4.000	03/01/30	111,424
45,246	FNMA	4.500	05/01/30	48,812
61,275	FNMA	4.500	06/01/30	66,105
544,423	FNMA	4.500	08/01/30	587,336
110,362	FNMA	4.000	09/01/30	118,522
605,165	FNMA	4.000	10/01/30	649,910
856,837	FNMA	4.000	11/01/30	920,189
240,445	FNMA	4.500	12/01/30	259,397
255,246	FNMA	3.500	02/01/31	272,570

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$325,901	FNMA	4.000%	02/01/31	$349,997
291	FNMA	7.500	02/01/31	309
2,074	FNMA	7.500	03/01/31	2,529
704,169	FNMA	3.500	04/01/31	751,965
97,438	FNMA	4.000	04/01/31	104,642
11,776	FNMA	6.000	05/01/31	13,194
1,380	FNMA	7.500	05/01/31	1,513
531,315	FNMA	4.500	07/01/31	581,449
2,518,348	FNMA	4.500	07/01/31	2,776,662
3,177,104	FNMA	4.000	08/01/31	3,412,011
219,684	FNMA	4.000	09/01/31	235,927
1,025	FNMA	6.500	09/01/31	1,169
96,288	FNMA	6.000	11/01/31	107,884
11,887	FNMA	6.500	11/01/31	13,621
4,741,440	FNMA	3.500	01/01/32	5,063,266
27,178	FNMA	6.000	01/01/32	30,525
37,290	FNMA	6.000	01/01/32	41,780
1,878,003	FNMA	3.500	02/01/32	2,001,660
27,242	FNMA	6.000	02/01/32	30,522
84,642	FNMA	6.500	04/01/32	97,073
203,531	FNMA	6.500	07/01/32	233,478
23,267	FNMA	6.500	08/01/32	27,460
1,654,121	FNMA	3.000	09/01/32	1,730,142
288,422	FNMA	6.000	09/01/32	323,155
34,888	FNMA	7.500	09/01/32	40,542
4,830,012	FNMA	3.000	10/01/32	5,051,991
151,102	FNMA	5.500	10/01/32	166,560
45,415	FNMA	6.000	10/01/32	51,111
58,775	FNMA	6.000	11/01/32	66,147
9,909	FNMA	5.500	12/01/32	10,923
76,635	FNMA	5.500	12/01/32	84,475
105,582	FNMA	6.000	12/01/32	118,296
500,704	FNMA	5.500	01/01/33	551,927
1,047,799	FNMA	6.000	01/01/33	1,165,174
655,889	FNMA	5.000	02/01/33	714,686
31,342	FNMA	5.000	02/01/33	34,151
25,736	FNMA	6.000	04/01/33	28,418
4,124,866	FNMA	5.500	05/01/33	4,541,692
231,523	FNMA	5.000	06/01/33	251,858
484,512	FNMA	5.500	06/01/33	533,473
62,827	FNMA	4.500	07/01/33	67,897
235,421	FNMA	5.000	07/01/33	256,525
333,315	FNMA	4.500	08/01/33	360,213
172,874	FNMA	4.500	08/01/33	186,933
112,181	FNMA	5.000	08/01/33	122,237
161,318	FNMA	5.500	09/01/33	181,198
406,377	FNMA	5.500	09/01/33	456,459
52,628	FNMA	6.000	09/01/33	59,229
603,692	FNMA	4.500	10/01/33	652,409
135,545	FNMA	5.000	10/01/33	147,696
92,370	FNMA	5.000	10/01/33	100,651
948,841	FNMA	5.500	10/01/33	1,068,147

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,582,232		FNMA	5.500%	10/01/33	$1,786,324
49,616		FNMA	4.500	11/01/33	53,620
113,281		FNMA	5.000	11/01/33	123,436
7,791,657		FNMA	5.000	11/01/33	8,459,941
945,047		FNMA	5.000	12/01/33	1,029,767
978,112		FNMA	5.500	12/01/33	1,097,675
348,952		FNMA	5.000	02/01/34	380,235
1,347,047		FNMA	6.000	02/01/34	1,496,136
88,187		FNMA	5.000	03/01/34	95,908
31,690		FNMA	5.000	03/01/34	34,530
110,097		FNMA	5.000	03/01/34	119,967
38,721		FNMA	5.000	03/01/34	42,193
2,123,746		FNMA	5.000	03/01/34	2,314,131
52,173		FNMA	5.000	03/01/34	56,850
333,824		FNMA	5.000	04/01/34	363,124
334,476		FNMA	5.500	04/01/34	368,276
157,794		FNMA	4.500	05/01/34	170,429
33,735		FNMA	4.500	05/01/34	36,457
75,174		FNMA	5.500	07/01/34	82,934
111,361		FNMA	5.500	07/01/34	122,857
87,297		FNMA	7.000	07/01/34	104,080
109,110		FNMA	5.000	08/01/34	118,679
903,071		FNMA	5.000	08/01/34	981,502
87,195		FNMA	6.000	08/01/34	98,132
474,815		FNMA	6.000	08/01/34	534,387
49,659		FNMA	4.500	09/01/34	53,635
1,893,510		FNMA	5.500	09/01/34	2,088,995
16,454		FNMA	5.500	11/01/34	18,153
118,891		FNMA	6.000	11/01/34	131,244
28,216		FNMA	5.000	12/01/34	30,745
18,737		FNMA	5.500	12/01/34	20,671
52,096		FNMA	6.000	12/01/34	58,407
2,400,094		FNMA	4.500	01/01/35	2,595,277
180,399		FNMA	5.500	01/01/35	198,544
245,420		FNMA	5.500	02/01/35	270,757
5,867,218		FNMA	5.500	02/01/35	6,460,113
1,458,442		FNMA	5.500	04/01/35	1,636,721
201,927		FNMA	6.000	04/01/35	227,265
236,403		FNMA	6.000	04/01/35	263,617
251,997		FNMA	5.500	05/01/35	283,683
298,322		FNMA	6.000	05/01/35	333,335
99,417		FNMA	5.000	06/01/35	108,136
5,260		FNMA	7.500	06/01/35	5,768
10,016	i	FNMA	4.656	07/01/35	10,661
236,278		FNMA	5.000	07/01/35	257,081
553,033		FNMA	4.500	08/01/35	596,279
426,575		FNMA	5.000	08/01/35	463,216
977,027		FNMA	5.000	08/01/35	1,060,949
26,416		FNMA	4.500	09/01/35	28,482
28,062		FNMA	4.500	09/01/35	30,327
62,880		FNMA	5.500	09/01/35	69,235
733,651		FNMA	5.000	10/01/35	796,668

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$874,335		FNMA	5.500%	10/01/35	$981,214
36,541		FNMA	5.000	11/01/35	39,417
1,154,701		FNMA	5.500	11/01/35	1,266,695
16,370		FNMA	4.500	12/01/35	17,650
101,336		FNMA	5.500	12/01/35	111,143
612,027		FNMA	6.000	12/01/35	675,786
333,220	i	FNMA	2.515	02/01/36	355,436
80,944		FNMA	5.000	02/01/36	86,759
2,334,054		FNMA	5.000	02/01/36	2,534,408
215,023		FNMA	6.500	02/01/36	243,032
1,336,135		FNMA	6.000	03/01/36	1,466,979
25,415		FNMA	5.000	05/01/36	27,535
1,774,440		FNMA	6.000	06/01/36	1,982,697
205,155	i	FNMA	2.760	07/01/36	220,516
103,506		FNMA	6.000	07/01/36	114,518
726,547		FNMA	6.500	07/01/36	808,164
1,692,261		FNMA	5.500	08/01/36	1,847,931
709,823		FNMA	6.500	08/01/36	814,783
62,755		FNMA	5.500	09/01/36	69,233
62,750		FNMA	6.500	09/01/36	69,792
176,315		FNMA	6.500	09/01/36	198,123
184,562		FNMA	6.000	10/01/36	202,636
79,972		FNMA	6.500	11/01/36	90,138
21,555	i	FNMA	5.622	12/01/36	23,106
552,684		FNMA	6.000	12/01/36	606,807
63,789	i	FNMA	2.839	01/01/37	68,530
220,178		FNMA	5.500	01/01/37	240,432
8,886	i	FNMA	2.029	02/01/37	9,319
1,518,052		FNMA	5.500	02/01/37	1,657,697
36,518		FNMA	6.000	02/01/37	40,094
43,907		FNMA	7.000	02/01/37	52,173
19,655	i	FNMA	2.642	03/01/37	20,990
6,343		FNMA	5.000	03/01/37	6,872
179,406		FNMA	6.500	03/01/37	201,187
524,273		FNMA	6.500	03/01/37	587,926
19,399	i	FNMA	5.563	04/01/37	20,941
282,421		FNMA	7.000	04/01/37	335,591
533,612		FNMA	5.000	05/01/37	578,113
21,692		FNMA	7.000	05/01/37	25,775
75,873	i	FNMA	5.142	06/01/37	81,435
170,460		FNMA	5.500	06/01/37	185,927
115,340		FNMA	5.500	08/01/37	127,248
58,048		FNMA	6.000	08/01/37	63,769
385,668		FNMA	6.500	08/01/37	432,438
99,206		FNMA	6.500	08/01/37	111,320
174,227		FNMA	5.500	09/01/37	195,524
684,180		FNMA	6.000	09/01/37	783,464
252,884		FNMA	6.000	09/01/37	288,325
176,980		FNMA	6.000	09/01/37	199,058
232,760		FNMA	6.000	09/01/37	255,262
480,876		FNMA	6.000	09/01/37	550,658
57,357		FNMA	6.500	09/01/37	64,136

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$354,371		FNMA	6.500%	09/01/37	$397,711
530,602	i	FNMA	2.477	10/01/37	571,205
144,908		FNMA	6.500	10/01/37	163,518
963,492		FNMA	5.500	11/01/37	1,050,919
2,372,950		FNMA	6.000	11/01/37	2,602,360
81,353		FNMA	7.000	11/01/37	96,669
8,718		FNMA	6.500	01/01/38	9,707
54,847		FNMA	6.500	01/01/38	63,176
584,547		FNMA	5.500	02/01/38	637,589
37,832		FNMA	6.500	02/01/38	43,048
113,214		FNMA	7.000	02/01/38	134,528
97,196	i	FNMA	4.503	03/01/38	104,180
60,927		FNMA	5.000	03/01/38	66,008
45,199		FNMA	5.000	03/01/38	48,969
116,231		FNMA	5.500	03/01/38	126,778
29,277		FNMA	6.000	03/01/38	32,931
869,463		FNMA	6.500	03/01/38	1,004,766
74,663		FNMA	6.500	03/01/38	86,326
177,181		FNMA	6.500	03/01/38	204,954
66,996		FNMA	6.500	03/01/38	72,483
68,485		FNMA	5.000	04/01/38	74,197
2,357,640		FNMA	5.500	04/01/38	2,571,572
1,741,522		FNMA	6.000	04/01/38	1,909,887
60,778		FNMA	4.500	05/01/38	65,492
1,536,392		FNMA	5.000	05/01/38	1,664,520
4,720,650		FNMA	5.000	05/01/38	5,134,986
5,921,111		FNMA	6.000	06/01/38	6,493,547
1,512,677		FNMA	6.000	07/01/38	1,658,918
20,858	i	FNMA	4.780	08/01/38	22,375
11,932	i	FNMA	5.328	08/01/38	12,820
131,926	i	FNMA	4.917	10/01/38	142,046
18,997		FNMA	6.000	10/01/38	20,834
164,498		FNMA	5.500	11/01/38	179,425
27,596		FNMA	5.000	12/01/38	29,897
3,469,199		FNMA	5.500	12/01/38	3,805,676
725,063		FNMA	4.500	01/01/39	781,309
1,029,998		FNMA	5.000	01/01/39	1,115,896
255,428		FNMA	5.000	01/01/39	276,729
574,807		FNMA	5.500	01/01/39	626,965
2,666,272		FNMA	5.500	01/01/39	2,908,208
192,806		FNMA	6.000	01/01/39	211,445
371,445		FNMA	6.000	01/01/39	407,355
1,118,458		FNMA	4.500	02/01/39	1,205,220
1,874,736		FNMA	4.500	02/01/39	2,020,165
1,016,967		FNMA	4.500	02/01/39	1,095,856
47,465		FNMA	5.500	02/01/39	51,772
1,809,119		FNMA	4.000	04/01/39	1,929,595
54,453		FNMA	5.500	04/01/39	59,746
854,188		FNMA	4.500	05/01/39	920,449
2,649,337		FNMA	4.500	05/01/39	2,922,660
1,724,279		FNMA	4.500	06/01/39	1,858,036
829,245		FNMA	4.500	06/01/39	893,572

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$71,346	i	FNMA	4.000%	07/01/39	$76,375
491,114		FNMA	4.500	07/01/39	529,212
263,790		FNMA	4.500	07/01/39	284,253
55,421		FNMA	5.000	07/01/39	61,116
79,323	i	FNMA	3.545	08/01/39	84,676
356,758	i	FNMA	3.703	08/01/39	380,372
821,278		FNMA	4.000	08/01/39	875,970
5,638,084		FNMA	4.000	08/01/39	6,013,545
64,732		FNMA	4.500	08/01/39	72,342
3,202,824		FNMA	4.500	08/01/39	3,542,357
1,469,072		FNMA	4.500	08/01/39	1,583,033
63,327		FNMA	5.000	08/01/39	68,668
5,916,875		FNMA	5.000	08/01/39	6,421,412
1,959,407		FNMA	4.000	09/01/39	2,089,891
120,397		FNMA	5.000	09/01/39	130,663
708,134		FNMA	5.500	09/01/39	795,404
781,453		FNMA	6.000	09/01/39	857,001
3,194,508		FNMA	6.500	10/01/39	3,582,439
91,731		FNMA	5.000	11/01/39	102,076
2,606,386		FNMA	4.000	12/01/39	2,779,955
233,496		FNMA	4.500	12/01/39	258,760
705,021		FNMA	4.500	12/01/39	759,711
9,265,073		FNMA	4.500	12/01/39	9,983,792
105,927	i	FNMA	3.677	01/01/40	112,374
149,370		FNMA	4.500	01/01/40	160,958
201,015		FNMA	5.000	01/01/40	221,673
2,011,774		FNMA	6.000	02/01/40	2,205,488
1,728,071		FNMA	4.500	03/01/40	1,862,122
760,262		FNMA	4.500	03/01/40	820,188
92,027		FNMA	5.000	03/01/40	101,735
79,266		FNMA	4.500	04/01/40	85,514
2,873,312		FNMA	5.000	04/01/40	3,168,604
3,177,649		FNMA	5.000	04/01/40	3,490,559
473,265	i	FNMA	3.505	05/01/40	502,652
563,434	i	FNMA	3.607	05/01/40	597,789
934,639	i	FNMA	3.741	05/01/40	992,800
69,831		FNMA	4.500	05/01/40	77,035
211,643		FNMA	4.500	07/01/40	228,326
249,374		FNMA	4.500	07/01/40	269,030
251,636		FNMA	5.000	07/01/40	278,181
139,819	i	FNMA	3.418	08/01/40	148,041
1,914,171		FNMA	4.500	08/01/40	2,062,058
2,080,562		FNMA	5.000	08/01/40	2,295,661
1,625,034		FNMA	4.500	09/01/40	1,753,124
3,605,873		FNMA	4.500	09/01/40	3,890,099
5,639,198		FNMA	6.000	09/01/40	6,191,428
532,041		FNMA	3.500	10/01/40	562,168
2,575,389		FNMA	4.000	10/01/40	2,746,894
4,266,307		FNMA	4.500	10/01/40	4,602,590
3,513,442		FNMA	3.500	11/01/40	3,712,390
2,788,084		FNMA	4.000	11/01/40	2,973,753
4,758,354		FNMA	4.000	11/01/40	5,075,230

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,153,617		FNMA	4.000%	11/01/40	$4,430,223
473,454		FNMA	4.500	11/01/40	518,467
659,788	i	FNMA	3.260	12/01/40	696,831
1,294,494		FNMA	4.000	12/01/40	1,401,532
6,250,911		FNMA	4.500	12/01/40	6,743,627
131,946		FNMA	3.500	01/01/41	139,417
384,365	i	FNMA	3.160	02/01/41	405,484
749,956		FNMA	3.500	02/01/41	792,422
3,886,362		FNMA	4.000	02/01/41	4,145,170
3,733,444		FNMA	4.000	03/01/41	3,982,069
3,102,819		FNMA	4.500	04/01/41	3,345,656
873,445		FNMA	4.500	05/01/41	942,839
2,970,386		FNMA	4.500	06/01/41	3,206,378
1,026,437	i	FNMA	3.233	07/01/41	1,083,236
3,118,699		FNMA	4.500	07/01/41	3,366,473
7,818,822		FNMA	4.000	09/01/41	8,341,950
4,664,213		FNMA	4.500	09/01/41	5,034,776
2,546,733		FNMA	5.500	09/01/41	2,781,006
2,042,505	i	FNMA	2.947	10/01/41	2,144,572
358,061	i	FNMA	3.187	10/01/41	377,269
1,989,661		FNMA	3.500	11/01/41	2,102,325
1,673,424		FNMA	3.500	11/01/41	1,774,457
2,673,079	i	FNMA	2.836	12/01/41	2,807,725
2,664,535		FNMA	4.000	12/01/41	2,842,809
5,148,686		FNMA	3.500	03/01/42	5,440,230
4,306,855		FNMA	4.000	03/01/42	4,595,011
3,112,226		FNMA	3.500	04/01/42	3,318,605
4,458,086		FNMA	5.000	04/01/42	5,012,374
3,898,712		FNMA	4.000	05/01/42	4,158,342
5,424,810		FNMA	5.000	05/01/42	5,972,151
2,677,846		FNMA	3.000	06/01/42	2,764,199
15,098,007		FNMA	3.500	06/01/42	15,952,932
15,227,042		FNMA	4.000	06/01/42	16,305,308
22,485,479		FNMA	3.500	07/01/42	23,758,719
4,637,393		FNMA	4.500	07/01/42	5,078,284
4,754,363	h	FNMA	3.500	08/01/42	5,038,436
5,841,649		FNMA	3.000	09/01/42	6,030,026
9,194,710		FNMA	3.500	09/01/42	9,715,360
12,300,984		FNMA	3.000	10/01/42	12,697,658
3,975,812	h	FNMA	2.500	01/01/43	3,934,894
14,891,171		FNMA	3.000	01/01/43	15,371,371
13,965,198	h	FNMA	3.000	02/01/43	14,415,539
17,487		Government National Mortgage Association (GNMA)	5.000	02/15/18	18,759
68,177		GNMA	4.500	02/15/19	74,651
23,576		GNMA	4.500	01/20/24	25,715
129,487		GNMA	4.000	04/15/24	139,880
20,468		GNMA	4.500	07/15/24	22,338
449,823		GNMA	4.000	08/15/24	485,926
119,531		GNMA	4.500	08/15/24	130,451
379,282		GNMA	4.000	09/15/24	409,722
54,345		GNMA	4.500	01/15/25	59,292
435,658		GNMA	4.000	08/15/25	470,623

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$240,866		GNMA	3.500%	03/15/26	$257,488
350,599		GNMA	4.000	04/15/26	378,738
270,812		GNMA	4.000	06/20/26	289,822
414,925		GNMA	3.500	11/20/26	443,365
1,688,042		GNMA	3.000	12/15/26	1,798,705
4,536,237		GNMA	2.500	04/20/27	4,728,168
2,685,231	h	GNMA	2.500	09/20/27	2,798,845
9,573		GNMA	6.500	09/15/28	10,754
1,679		GNMA	6.500	09/15/28	1,894
5,198		GNMA	6.500	11/15/28	6,096
1,338		GNMA	7.500	11/15/28	1,544
9,357		GNMA	8.500	10/15/30	10,189
6,654		GNMA	8.500	10/20/30	8,147
899		GNMA	8.500	12/15/30	1,042
1,166		GNMA	7.000	06/20/31	1,404
1,065		GNMA	6.500	07/15/31	1,260
3,850		GNMA	7.000	07/15/31	4,581
5,676		GNMA	7.000	07/15/31	6,753
5,118		GNMA	7.500	02/15/32	5,278
465,106		GNMA	6.000	10/15/32	528,898
80,175		GNMA	5.500	12/20/32	88,370
159,463		GNMA	5.500	05/15/33	177,713
29,512		GNMA	5.000	07/15/33	32,395
133,750		GNMA	5.500	07/15/33	147,422
26,181		GNMA	5.000	07/20/33	28,759
171,058		GNMA	5.000	08/15/33	189,479
63,252		GNMA	5.000	08/15/33	69,589
403,442		GNMA	5.500	09/15/33	457,288
333,392		GNMA	6.000	11/20/33	378,702
144,989		GNMA	5.500	05/20/34	162,692
216,356		GNMA	6.000	09/20/34	245,100
20,158		GNMA	5.000	10/20/34	22,162
544,826		GNMA	5.500	11/15/34	599,667
184,060		GNMA	6.500	01/15/35	214,588
109,690		GNMA	5.500	02/20/35	121,680
2,274,327		GNMA	5.000	03/20/35	2,500,409
734,049		GNMA	5.000	04/15/35	805,068
770,205		GNMA	5.500	05/20/35	854,395
31,319		GNMA	5.000	09/20/35	34,393
24,472		GNMA	5.000	11/15/35	26,740
25,415		GNMA	5.000	11/15/35	27,771
246,754		GNMA	5.500	02/20/36	276,870
26,566		GNMA	5.500	03/15/36	29,067
86,560		GNMA	5.500	05/20/36	95,801
22,888		GNMA	6.500	06/15/36	26,821
862,803		GNMA	5.500	06/20/36	946,684
38,168		GNMA	5.000	09/15/36	41,715
43,536		GNMA	6.000	09/15/36	49,017
78,045		GNMA	6.000	10/20/36	88,067
41,191		GNMA	5.000	12/15/36	44,964
47,417		GNMA	5.500	01/15/37	51,908
42,478		GNMA	6.000	01/20/37	47,932

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,353,779	GNMA	5.500%	02/15/37	$1,482,007
142,337	GNMA	6.000	02/20/37	160,614
1,125,445	GNMA	6.000	04/15/37	1,267,878
30,501	GNMA	6.500	04/15/37	35,199
548,448	GNMA	6.000	04/20/37	617,501
75,175	GNMA	6.000	06/15/37	84,640
87,786	GNMA	6.000	08/20/37	98,838
66,482	GNMA	6.500	08/20/37	76,555
344,075	GNMA	6.500	11/20/37	396,309
342,663	GNMA	6.000	12/15/37	385,807
25,265	GNMA	5.000	02/20/38	27,556
623,525	GNMA	5.000	04/15/38	678,200
31,042	GNMA	5.500	05/20/38	33,982
87,441	GNMA	5.500	06/15/38	96,142
255,992	GNMA	6.000	06/20/38	288,223
507,051	GNMA	5.500	07/15/38	555,079
2,195,707	GNMA	5.000	07/20/38	2,394,761
2,088,824	GNMA	5.500	07/20/38	2,286,675
60,145	GNMA	5.500	08/15/38	65,842
394,976	GNMA	6.000	08/15/38	444,706
931,438	GNMA	6.000	08/15/38	1,048,712
210,320	GNMA	6.000	08/20/38	236,800
848,058	GNMA	6.000	09/20/38	970,676
100,909	GNMA	5.000	10/15/38	109,757
38,841	GNMA	5.500	10/15/38	44,025
59,329	GNMA	6.500	10/20/38	68,737
34,093	GNMA	6.500	10/20/38	39,298
16,483	GNMA	5.500	11/15/38	18,044
131,150	GNMA	6.500	11/20/38	151,183
1,212,409	GNMA	6.000	12/15/38	1,365,059
15,106	GNMA	6.500	12/15/38	17,197
92,810	GNMA	5.000	01/15/39	101,296
4,194,215	GNMA	4.500	01/20/39	4,592,272
349,021	GNMA	6.500	01/20/39	402,372
154,059	GNMA	5.000	02/15/39	168,146
60,544	GNMA	6.000	02/15/39	68,167
1,269,283	GNMA	4.500	03/15/39	1,387,921
199,990	GNMA	4.500	03/15/39	218,683
42,693	GNMA	4.500	03/20/39	46,830
65,717 i	GNMA	5.000	03/20/39	69,666
649,397	GNMA	5.500	03/20/39	710,908
79,078	GNMA	4.500	04/15/39	86,470
1,244,053	GNMA	5.500	04/15/39	1,368,497
27,485	GNMA	5.000	04/20/39	29,977
118,018	GNMA	4.000	05/15/39	128,773
2,223,726	GNMA	4.500	05/15/39	2,431,575
1,399,060	GNMA	5.000	05/15/39	1,526,987
125,329	GNMA	4.000	05/20/39	135,646
357,274	GNMA	4.500	05/20/39	391,900
43,480	GNMA	4.500	06/15/39	47,544
5,240,971	GNMA	4.500	06/15/39	5,730,838
62,205	GNMA	5.000	06/15/39	67,892

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$138,234		GNMA	5.000%	06/15/39	$150,744
4,687,091		GNMA	5.000	06/15/39	5,219,662
65,865		GNMA	5.000	06/15/39	71,888
3,845,578		GNMA	5.000	06/15/39	4,282,531
67,914		GNMA	4.000	06/20/39	73,505
46,994		GNMA	5.000	06/20/39	51,223
180,413		GNMA	4.500	07/15/39	197,275
5,290,941		GNMA	4.500	07/15/39	5,808,613
96,601		GNMA	4.500	07/15/39	105,630
61,938		GNMA	5.000	07/15/39	67,601
743,134		GNMA	4.500	07/20/39	817,377
675,724		GNMA	5.000	07/20/39	736,537
61,402		GNMA	5.500	07/20/39	67,295
267,986		GNMA	4.000	08/15/39	292,408
1,209,320		GNMA	5.000	08/15/39	1,319,897
70,057		GNMA	5.500	08/15/39	76,692
128,421		GNMA	6.000	08/15/39	144,590
183,021		GNMA	4.000	08/20/39	199,462
195,168		GNMA	5.000	08/20/39	216,035
109,521		GNMA	5.000	09/15/39	119,495
265,939		GNMA	5.000	09/20/39	291,377
72,581		GNMA	4.500	10/15/39	79,365
36,702		GNMA	5.000	10/15/39	40,058
73,687		GNMA	4.500	10/20/39	80,680
112,746		GNMA	4.500	11/15/39	125,151
107,548		GNMA	4.500	11/20/39	119,131
131,159		GNMA	5.000	11/20/39	143,335
3,962,232		GNMA	4.500	12/15/39	4,332,577
199,111		GNMA	4.500	12/15/39	217,721
104,734		GNMA	4.500	12/20/39	115,197
4,044,752		GNMA	5.000	12/20/39	4,440,476
3,486,718		GNMA	4.500	01/20/40	3,861,771
53,133		GNMA	5.500	01/20/40	58,299
2,322,574		GNMA	5.500	02/15/40	2,542,565
199,503		GNMA	4.000	03/15/40	217,861
61,300		GNMA	5.000	03/15/40	67,231
56,266		GNMA	4.500	04/15/40	61,736
1,225,822		GNMA	5.000	04/15/40	1,344,421
154,513		GNMA	4.500	04/20/40	170,917
27,541		GNMA	4.500	05/15/40	30,253
676,681		GNMA	5.000	05/15/40	742,149
1,561,578	i	GNMA	3.000	05/20/40	1,658,024
33,250		GNMA	4.500	05/20/40	36,780
65,573		GNMA	4.500	06/15/40	71,948
11,258,075		GNMA	4.500	06/15/40	12,366,643
74,860		GNMA	4.500	06/15/40	82,138
727,108		GNMA	5.000	06/20/40	806,637
474,287		GNMA	4.500	07/15/40	520,396
1,716,448		GNMA	4.500	07/15/40	1,883,319
5,280,364		GNMA	4.500	07/20/40	5,840,961
162,589		GNMA	5.000	07/20/40	180,478
3,516,596		GNMA	4.000	08/15/40	3,855,756

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,148,469		GNMA	4.000%	08/15/40	$1,259,233
325,652		GNMA	4.500	08/15/40	361,484
411,972		GNMA	4.500	08/20/40	455,709
313,513		GNMA	4.500	09/20/40	346,797
87,581		GNMA	5.500	09/20/40	95,986
123,435		GNMA	6.500	09/20/40	141,733
94,848		GNMA	4.000	10/15/40	105,240
302,264		GNMA	6.000	10/20/40	342,021
1,077,710		GNMA	4.000	11/15/40	1,181,650
3,710,100		GNMA	4.000	11/20/40	4,043,343
913,952		GNMA	3.500	12/15/40	984,098
1,488,978		GNMA	5.500	12/20/40	1,631,873
3,808,176		GNMA	4.000	01/15/41	4,164,746
9,622,678		GNMA	4.000	01/20/41	10,438,877
981,912		GNMA	4.000	02/15/41	1,071,090
3,072,394		GNMA	4.500	02/20/41	3,398,548
1,758,897		GNMA	4.500	03/15/41	1,932,102
4,098,582		GNMA	4.500	04/20/41	4,503,179
837,350		GNMA	5.000	04/20/41	922,682
441,499	i	GNMA	4.000	06/20/41	474,584
1,100,429		GNMA	4.000	07/15/41	1,200,370
1,461,759		GNMA	4.000	07/20/41	1,593,055
4,772,308		GNMA	4.500	07/20/41	5,258,063
4,575,116		GNMA	5.000	07/20/41	5,012,754
1,289,929		GNMA	4.500	08/15/41	1,410,497
2,188,873		GNMA	5.000	08/20/41	2,411,933
267,343	i	GNMA	3.000	09/20/41	283,668
6,250,905		GNMA	4.000	09/20/41	6,812,363
463,690		GNMA	4.000	10/15/41	505,803
715,222	i	GNMA	2.500	10/20/41	751,863
409,955	i	GNMA	3.500	10/20/41	436,662
7,824,290		GNMA	4.000	10/20/41	8,488,026
1,230,828		GNMA	5.500	10/20/41	1,348,949
2,064,526		GNMA	3.500	11/15/41	2,222,979
4,759,437		GNMA	5.000	11/20/41	5,280,006
1,746,830		GNMA	6.000	11/20/41	1,966,767
4,395,012		GNMA	3.500	01/20/42	4,704,998
2,143,779	i	GNMA	3.000	02/20/42	2,275,400
2,224,602		GNMA	3.500	03/20/42	2,381,506
4,915,511		GNMA	4.500	03/20/42	5,437,323
4,020,173		GNMA	3.500	04/15/42	4,328,721
4,599,179		GNMA	3.500	05/20/42	4,923,566
4,794,120		GNMA	3.500	05/20/42	5,184,691
5,862,499		GNMA	4.000	05/20/42	6,345,161
9,650,380	h	GNMA	3.500	07/15/42	10,421,204
1,938,042	i	GNMA	2.000	07/20/42	2,023,762
4,707,379		GNMA	3.500	07/20/42	5,039,396
19,078,297		GNMA	3.500	08/20/42	20,423,914
7,413,552		GNMA	6.000	08/20/42	8,346,964
7,291,781		GNMA	3.500	10/20/42	7,806,080
6,906,060		GNMA	3.000	11/20/42	7,223,954
4,970,914		GNMA	3.000	12/20/42	5,200,508

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,982,003		GNMA	3.000%	01/15/43	$5,215,223
9,978,492		GNMA	3.000	02/20/43	10,437,814
1,320,367		GNMA	6.500	01/15/44	1,413,081

		TOTAL MORTGAGE BACKED			1,247,526,453

MUNICIPAL BONDS - 1.0%
500,000		American Municipal Power	6.270	02/15/50	597,275
300,000		American Municipal Power-Ohio, Inc	7.834	02/15/41	418,431
500,000		Bay Area Toll Authority	6.263	04/01/49	682,660
200,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	248,994
150,000		Colorado Bridge Enterprise	6.078	12/01/40	191,536
200,000		Commonwealth of Massachusetts	4.200	12/01/21	227,140
500,000		Commonwealth of Massachusetts	5.731	06/01/40	646,195
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	234,164
200,000		County of Clark NV	6.820	07/01/45	280,766
200,000		District of Columbia	5.591	12/01/34	250,064
100,000		East Baton Rouge Sewerage Commission	6.087	02/01/45	113,663
400,000		Government Development Bank for Puerto Rico	3.670	05/01/14	398,780
500,000		Government Development Bank for Puerto Rico	4.375	02/01/19	480,120
100,000		Kentucky Asset Liability Commission	3.165	04/01/18	103,961
30,000		Los Angeles Unified School District	5.750	07/01/34	36,706
100,000		Massachusetts School Building Authority	5.715	08/15/39	125,606
100,000		Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	125,722
940,000		Metropolitan Transportation Authority	6.648	11/15/39	1,209,921
500,000		Missouri Highway & Transportation Commission	5.445	05/01/33	606,975
250,000		Municipal Electric Authority of Georgia	6.637	04/01/57	295,575
500,000		Municipal Electric Authority of Georgia	6.655	04/01/57	583,865
1,697,000		New Jersey Economic Development Authority	7.425	02/15/29	2,207,407
35,000		New Jersey State Turnpike Authority	7.414	01/01/40	51,046
800,000		New Jersey Transportation Trust Fund Authority	5.754	12/15/28	971,184
1,100,000		New York City Municipal Water Finance Authority	5.790	06/15/41	1,272,337
500,000		New York City Municipal Water Finance Authority	5.440	06/15/43	621,975
600,000		New York State Dormitory Authority	5.289	03/15/33	723,144
130,000		New York State Dormitory Authority	5.628	03/15/39	158,405
545,000		New York State Dormitory Authority	5.600	03/15/40	677,370
400,000		New York State Urban Development Corp	5.838	03/15/40	501,692
100,000		Ohio State University	4.910	06/01/40	114,523
250,000		Oregon School Boards Association	5.680	06/30/28	300,495
100,000		Oregon State Department of Transportation	5.834	11/15/34	128,977
200,000		Port Authority of New York & New Jersey	6.040	12/01/29	259,946
		Salt River Project Agricultural Improvement & Power
100,000		District	4.839	01/01/41	115,421
800,000		Santa Clara Valley Transportation Authority	5.876	04/01/32	970,208
200,000		State of California	1.050	02/01/16	200,444
300,000		State of California	5.750	03/01/17	351,747
100,000		State of California	6.200	10/01/19	122,558
100,000		State of California	5.700	11/01/21	121,280
100,000	i	State of California	5.650	04/01/39	100,000
285,000		State of California	7.550	04/01/39	411,446
2,900,000		State of California	7.300	10/01/39	4,022,532
2,740,000		State of California	7.625	03/01/40	3,962,588
300,000		State of Connecticut	5.090	10/01/30	346,968

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$250,000	State of Connecticut	5.850%	03/15/32	$311,035
100,000	State of Illinois	4.511	03/01/15	105,787
1,045,000	State of Illinois	4.961	03/01/16	1,141,997
3,200,000	State of Illinois	5.100	06/01/33	3,151,200
1,295,000	State of Illinois	6.725	04/01/35	1,469,929
300,000	State of Oregon	5.762	06/01/23	373,551
600,000	State of Texas	4.631	04/01/33	687,870
50,000	State of Texas	5.517	04/01/39	63,731
1,000,000	State of Texas	4.681	04/01/40	1,149,340
100,000	State of Utah	3.539	07/01/25	107,134
200,000	State of Washington	5.090	08/01/33	239,134
200,000	State Public School Building Authority	5.000	09/15/27	235,202
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,343,922
750,000	Tennessee Valley Authority	3.875	02/15/21	869,867
500,000	Tennessee Valley Authority	5.880	04/01/36	683,985
500,000	Tennessee Valley Authority	5.500	06/15/38	652,522
300,000	Tennessee Valley Authority	3.500	12/15/42	289,232
1,000,000	Tennessee Valley Authority	4.625	09/15/60	1,137,062
500,000	University of California	1.796	07/01/19	501,145
200,000	University of California	5.770	05/15/43	246,044
100,000	University of Pennsylvania	4.674	09/01/12	106,379
200,000	University of Southern California	5.250	10/01/11	239,169
700,000	University of Texas	4.794	08/15/46	805,721
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	179,975

	TOTAL MUNICIPAL BONDS			43,662,745

U.S. TREASURY SECURITIES - 36.4%
278,400	United States Treasury Bond	7.500	11/15/16	348,305
160,000	United States Treasury Bond	8.750	05/15/17	213,288
139,200	United States Treasury Bond	8.875	08/15/17	188,790
1,681,000	United States Treasury Bond	9.000	11/15/18	2,431,671
375,700	United States Treasury Bond	7.875	02/15/21	558,560
125,000	United States Treasury Bond	8.125	05/15/21	189,492
122,000	United States Treasury Bond	8.125	08/15/21	186,126
13,379,100	United States Treasury Bond	8.000	11/15/21	20,386,404
1,500,000	United States Treasury Bond	6.375	08/15/27	2,232,188
16,000,000	United States Treasury Bond	5.250	11/15/28	21,675,008
26,060,000	United States Treasury Bond	5.250	02/15/29	35,352,006
24,429,000	United States Treasury Bond	5.375	02/15/31	33,983,035
4,644,000	United States Treasury Bond	4.375	02/15/38	5,805,724
6,983,000	United States Treasury Bond	3.500	02/15/39	7,592,923
241,000	United States Treasury Bond	4.500	08/15/39	307,727
850,000	United States Treasury Bond	4.375	11/15/39	1,065,156
915,000	United States Treasury Bond	4.625	02/15/40	1,191,216
3,380,000	United States Treasury Bond	4.375	05/15/40	4,236,620
12,585,000	United States Treasury Bond	3.875	08/15/40	14,557,309
11,185,000	United States Treasury Bond	4.250	11/15/40	13,752,304
5,075,000	United States Treasury Bond	4.750	02/15/41	6,740,234
26,350,000	United States Treasury Bond	4.375	05/15/41	33,056,892
10,000,000	United States Treasury Bond	3.750	08/15/41	11,309,380
2,300,000	United States Treasury Bond	3.125	11/15/41	2,313,657
4,550,000	United States Treasury Bond	3.125	02/15/42	4,572,750

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$7,500,000	United States Treasury Bond	3.000%	05/15/42	$7,342,965
10,000,000	United States Treasury Bond	2.750	08/15/42	9,278,120
6,500,000	United States Treasury Bond	2.750	11/15/42	6,024,688
36,150,000	United States Treasury Note	1.250	03/15/14	36,522,779
10,000,000	United States Treasury Note	0.250	03/31/14	10,007,420
18,000,000	United States Treasury Note	0.250	04/30/14	18,013,356
4,693,000	United States Treasury Note	1.875	04/30/14	4,778,610
15,000,000	United States Treasury Note	0.250	05/31/14	15,010,545
11,198,000	United States Treasury Note	2.250	05/31/14	11,465,699
15,000,000	United States Treasury Note	0.250	06/30/14	15,010,545
6,784,000	United States Treasury Note	2.625	06/30/14	6,988,578
2,000,000	United States Treasury Note	0.125	07/31/14	1,997,890
185,000	United States Treasury Note	2.625	07/31/14	190,976
117,000	United States Treasury Note	4.250	08/15/14	123,485
10,000,000	United States Treasury Note	0.250	08/31/14	10,005,080
5,583,000	United States Treasury Note	2.375	08/31/14	5,753,326
14,000,000	United States Treasury Note	0.250	09/15/14	14,007,112
4,910,000	United States Treasury Note	2.375	09/30/14	5,068,426
87,000,000	United States Treasury Note	0.250	10/31/14	87,037,410
9,860,000	United States Treasury Note	2.375	10/31/14	10,193,544
16,000,000	United States Treasury Note	0.375	11/15/14	16,038,128
1,280,000	United States Treasury Note	2.125	11/30/14	1,320,100
9,000,000	United States Treasury Note	0.250	12/15/14	9,003,519
10,000,000	United States Treasury Note	0.125	12/31/14	9,982,810
6,310,000	United States Treasury Note	2.250	01/31/15	6,542,435
30,000,000	United States Treasury Note	0.250	02/28/15	30,002,340
5,000,000	United States Treasury Note	0.375	03/15/15	5,011,915
100	United States Treasury Note	2.500	03/31/15	104
7,170,000	United States Treasury Note	2.500	04/30/15	7,501,612
1,240,000	United States Treasury Note	2.125	05/31/15	1,289,310
20,000,000	United States Treasury Note	0.375	06/15/15	20,042,180
3,120,000	United States Treasury Note	1.875	06/30/15	3,231,393
6,895,000	United States Treasury Note	1.750	07/31/15	7,129,320
19,000,000	United States Treasury Note	0.250	08/15/15	18,977,732
1,775,000	United States Treasury Note	4.250	08/15/15	1,940,991
11,340,000	United States Treasury Note	1.250	08/31/15	11,600,468
2,500,000	United States Treasury Note	0.250	09/15/15	2,496,485
18,805,000	United States Treasury Note	1.250	09/30/15	19,247,218
35,000,000	United States Treasury Note	0.250	10/15/15	34,942,565
27,300,000	United States Treasury Note	1.250	10/31/15	27,950,504
20,000,000	United States Treasury Note	0.375	11/15/15	20,031,240
23,550,000	United States Treasury Note	1.375	11/30/15	24,201,299
5,000,000	United States Treasury Note	2.125	12/31/15	5,244,140
59,000,000	United States Treasury Note	0.375	01/15/16	59,059,944
5,400,000	United States Treasury Note	2.000	01/31/16	5,651,014
10,650,000	United States Treasury Note	2.125	02/29/16	11,195,812
250,000	United States Treasury Note	2.625	02/29/16	266,406
9,000,000	United States Treasury Note	2.250	03/31/16	9,506,250
14,000,000	United States Treasury Note	2.000	04/30/16	14,692,342
164,000	United States Treasury Note	5.125	05/15/16	187,998
11,250,000	United States Treasury Note	1.750	05/31/16	11,728,125
5,000,000	United States Treasury Note	1.500	06/30/16	5,175,390

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$10,750,000	United States Treasury Note	1.500%	07/31/16	$11,129,604
970,000	United States Treasury Note	3.250	07/31/16	1,060,862
14,000,000	United States Treasury Note	1.000	08/31/16	14,261,408
14,200,000	United States Treasury Note	1.000	09/30/16	14,465,142
23,050,000	United States Treasury Note	1.000	10/31/16	23,476,794
173,000	United States Treasury Note	4.625	11/15/16	198,626
15,250,000	United States Treasury Note	0.875	11/30/16	15,459,688
4,000,000	United States Treasury Note	0.875	12/31/16	4,054,064
50,300,000	United States Treasury Note	0.875	01/31/17	50,960,188
16,250,000	United States Treasury Note	0.875	02/28/17	16,458,195
220,000	United States Treasury Note	3.000	02/28/17	240,900
21,300,000	United States Treasury Note	1.000	03/31/17	21,671,089
16,500,000	United States Treasury Note	0.875	04/30/17	16,697,225
30,400,000	United States Treasury Note	0.625	05/31/17	30,438,000
11,000,000	United States Treasury Note	0.750	06/30/17	11,063,591
20,200,000	United States Treasury Note	0.500	07/31/17	20,084,799
17,300,000	United States Treasury Note	0.625	08/31/17	17,282,423
16,000,000	United States Treasury Note	0.625	09/30/17	15,968,752
61,750,000	United States Treasury Note	0.750	10/31/17	61,928,519
8,414,000	United States Treasury Note	4.250	11/15/17	9,779,306
20,500,000	United States Treasury Note	0.625	11/30/17	20,431,140
31,000,000	United States Treasury Note	0.750	12/31/17	31,041,168
8,044,000	United States Treasury Note	2.750	12/31/17	8,813,208
21,000,000	United States Treasury Note	0.875	01/31/18	21,136,164
8,127,000	United States Treasury Note	2.625	01/31/18	8,861,608
31,000,000	United States Treasury Note	0.750	02/28/18	30,992,746
20,000,000	United States Treasury Note	0.750	03/31/18	19,975,000
6,172,000	United States Treasury Note	2.625	04/30/18	6,739,053
6,266,000	United States Treasury Note	3.875	05/15/18	7,239,185
7,862,000	United States Treasury Note	2.375	05/31/18	8,488,507
13,065,000	United States Treasury Note	2.250	07/31/18	14,026,506
13,350,000	United States Treasury Note	1.500	08/31/18	13,801,604
2,802,400	United States Treasury Note	2.750	02/15/19	3,089,646
3,000,000	United States Treasury Note	1.000	06/30/19	2,988,048
3,000,000	United States Treasury Note	1.375	01/31/20	3,034,218
1,377,000	United States Treasury Note	3.625	02/15/20	1,599,902
1,132,000	United States Treasury Note	3.500	05/15/20	1,307,107
7,342,000	United States Treasury Note	2.625	08/15/20	8,019,417
5,650,000	United States Treasury Note	2.625	11/15/20	6,162,472
5,900,000	United States Treasury Note	3.625	02/15/21	6,873,500
27,610,000	United States Treasury Note	2.125	08/15/21	28,852,450
6,070,000	United States Treasury Note	2.000	11/15/21	6,259,687
13,500,000	United States Treasury Note	1.625	11/15/22	13,260,591
22,000,000	United States Treasury Note	2.000	02/15/23	22,278,432
7,500,000	United States Treasury Note	3.125	02/15/43	7,514,063

	TOTAL U.S. TREASURY SECURITIES			1,559,723,005

	TOTAL GOVERNMENT BONDS			3,177,900,843

	(Cost $3,123,339,861)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 2.2%

ASSET BACKED - 0.4%
$500,000		Ally Auto Receivables Trust	1.210%	07/15/16	$506,250
		Series - 2012 1 (Class A4)
800,000		Ally Auto Receivables Trust	0.800	10/16/17	800,183
		Series - 2012 4 (Class A4)
340,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	351,393
		Series - 2010 1 (Class C)
590,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	610,608
		Series - 2010 3 (Class C)
500,000		AmeriCredit Automobile Receivables Trust	2.670	01/08/18	520,727
		Series - 2012 1 (Class C)
1,250,000		Capital One Multi-Asset Execution Trust	5.050	12/17/18	1,406,315
		Series - 2006 A3 (Class A3)
500,000		Capital One Multi-Asset Execution Trust	5.750	07/15/20	600,448
		Series - 2007 A7 (Class A7)
600,000		Centerpoint Energy Transistion	3.460	08/15/19	654,949
		Series - 0 1 (Class A2)
600,000		CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	621,533
		Series - 2012 1 (Class A2)
400,000		Chase Issuance Trust	0.790	06/15/17	402,072
		Series - 2012 A3 (Class A3)
135,000		CitiBank Credit Card Issuance Trust	4.900	06/23/16	142,410
		Series - 2009 A4 (Class A4)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	898,380
		Series - 2007 A8 (Class A8)
310,000		CitiBank Credit Card Issuance Trust	5.350	02/07/20	370,218
		Series - 2008 A1 (Class A1)
375,000		Detroit Edison Securitization Funding LLC	6.620	03/01/16	402,524
		Series - 2001 1 (Class A6)
2,500,000		Discover Card Master Trust	5.650	03/16/20	2,992,543
		Series - 2007 A1 (Class A1)
260,000		Ford Credit Auto Owner Trust	3.560	01/15/17	272,011
		Series - 2010 B (Class D)
1,000,000		Nissan Auto Receivables Owner Trust	0.730	05/16/16	1,004,058
		Series - 2012 A (Class A3)
400,000		Nissan Auto Receivables Owner Trust	1.000	07/16/18	403,986
		Series - 2012 A (Class A4)
23,975	i	Residential Asset Securities Corp	6.489	10/25/30	23,394
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	14,926
		Series - 2006 HI1 (Class M2)
1,600,000		Santander Drive Auto Receivables Trust	0.620	07/15/16	1,600,922
		Series - 2012 6 (Class A3)
400,000		Santander Drive Auto Receivables Trust	0.830	12/15/16	401,065
		Series - 2012 5 (Class A3)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	206,706
		Series - 2012 5 (Class D)
100,000		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	99,687
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	16,646
		Series - 2010 VNO (Class A2FX)

		TOTAL ASSET BACKED			15,323,954

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 1.8%
$1,000,000	i	Banc of America Commercial Mortgage, Inc	5.077%	11/10/42	$1,018,551
		Series - 2005 1 (Class A4)
105,000	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	118,252
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	507,103
		Series - 2006 6 (Class A4)
275,211		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	287,838
		Series - 2006 5 (Class AAB)
174,860		Banc of America Commercial Mortgage, Inc	5.449	01/15/49	178,838
		Series - 2007 1 (Class A3)
125,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	4.811	12/10/42	131,716
		Series - 2004 6 (Class A5)
1,350,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.188	09/10/47	1,482,180
		Series - 2005 6 (Class A4)
475,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	490,528
		Series - 2007 5 (Class A3)
320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	360,240
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.450	03/11/39	311,852
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.715	06/11/40	232,966
		Series - 2007 PW16 (Class A4)
355,000		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	379,291
		Series - 2005 PWR8 (Class A4)
528,494	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	549,430
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	925,697
		Series - 2006 PW13 (Class AM)
495,000		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	562,749
		Series - 2006 T24 (Class A4)
660,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	690,582
		Series - 2004 T16 (Class A6)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,165,050
		Series - 2007 PW17 (Class A4)
181,692		Bear Stearns Commercial Mortgage Securities	5.736	06/11/50	190,697
		Series - 2007 PW17 (Class A3)
550,000		Citigroup Commercial Mortgage Trust	4.733	10/15/41	576,529
		Series - 2004 C2 (Class A5)
750,000	i	Citigroup Commercial Mortgage Trust	6.096	12/10/49	887,514
		Series - 2008 C7 (Class A4)
105,121		Citigroup Commercial Mortgage Trust	5.205	12/11/49	106,418
		Series - 2007 CD4 (Class A2B)
585,000		Citigroup, Inc	5.322	12/11/49	664,959
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.218	07/15/44	589,857
		Series - 2005 CD1 (Class AJ)
1,035,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.617	10/15/48	1,167,105
		Series - 2006 CD3 (Class A5)
730,000		COMM Mortgage Trust	2.256	12/10/44	757,955
		Series - 2012 LC4 (Class A2)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		COMM Mortgage Trust	2.752%	08/15/45	$518,242
		Series - 2012 CR2 (Class ASB)
300,000	i	Commercial Mortgage Loan Trust	6.005	12/10/49	339,157
		Series - 2008 LS1 (Class ASM)
525,000	i	Commercial Mortgage Pass Through Certificates	5.748	06/10/46	590,491
		Series - 2006 C7 (Class A4)
255,000	i	Commercial Mortgage Pass Through Certificates	5.800	12/10/49	298,809
		Series - 2007 C9 (Class A4)
302,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.253	08/15/36	305,664
		Series - 2003 C4 (Class B)
2,789,000		Credit Suisse First Boston Mortgage Securities Corp	4.829	11/15/37	2,941,578
		Series - 2004 C5 (Class A4)
500,000	i	Credit Suisse Mortgage Capital Certificates	5.407	02/15/39	554,987
		Series - 0 C1 (Class A4)
187,275		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	209,807
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,311,554
		Series - 2006 C4 (Class AM)
250,000	i	CS First Boston Mortgage Securities Corp	5.416	05/15/36	258,670
		Series - 2004 C2 (Class A2)
18,735		CS First Boston Mortgage Securities Corp	4.052	05/15/38	18,736
		Series - 2003 C3 (Class B)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	674,328
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	236,834
		Series - 2005 C5 (Class AJ)
236,732	i	GE Capital Commercial Mortgage Corp	5.274	11/10/45	244,174
		Series - 2005 C4 (Class ASB)
1,000,000	i	GE Capital Commercial Mortgage Corp	5.306	11/10/45	1,103,277
		Series - 2005 C4 (Class A4)
265,622		GMAC Commercial Mortgage Securities, Inc	5.023	04/10/40	270,108
		Series - 2003 C3 (Class A4)
174,853	i	Greenwich Capital Commercial Funding Corp	5.317	06/10/36	179,757
		Series - 0 GG1 (Class A7)
1,835,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	2,002,673
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.311	04/10/37	652,636
		Series - 2005 GG5 (Class AM)
725,000	i	Greenwich Capital Commercial Funding Corp	5.866	07/10/38	818,503
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	626,942
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.475	03/10/39	672,823
		Series - 2007 GG9 (Class AM)
1,000,000		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	1,154,824
		Series - 2007 GG11 (Class A4)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	2,017,747
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	817,558
		Series - 2006 GG6 (Class AM)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,530,629
		Series - 2006 GG8 (Class A4)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$434,000		GS Mortgage Securities Corp II	3.314%	01/10/45	$466,236
		Series - 0 GC6 (Class AAB)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	218,467
		Series - 0 GCJ7 (Class B)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	108,087
		Series - 2009 IWST (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	523,350
		Series - 2004 LN2 (Class A2)
1,125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,259,510
		Series - 2006 CB17 (Class A4)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.201	12/15/44	1,096,086
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.871	04/15/45	226,484
		Series - 2006 LDP7 (Class AM)
2,315,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.447	05/15/45	2,388,640
		Series - 2006 LDP8 (Class A3B)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	318,310
		Series - 2012 CBX (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	559,017
		Series - 2011 C5 (Class A3)
514,684		JP Morgan Chase Commercial Mortgage Securities Corp	5.134	05/15/47	540,402
		Series - 2006 LDP9 (Class A2)
1,480,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,666,406
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,077,614
		Series - 2007 CB18 (Class A4)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.807	06/15/49	479,556
		Series - 2007 LD11 (Class A3)
360,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.807	06/15/49	413,403
		Series - 2007 LD11 (Class A4)
400,000	i	LB-UBS Commercial Mortgage Trust	5.020	08/15/29	415,526
		Series - 2004 C6 (Class A6)
545,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	575,753
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	448,539
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	418,199
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	141,553
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	215,970
		Series - 2006 C6 (Class AJ)
1,405,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,600,961
		Series - 2007 C1 (Class A4)
970,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,093,039
		Series - 2007 C2 (Class A3)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	926,254
		Series - 2005 C3 (Class AJ)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	685,728
		Series - 2007 C6 (Class AM)
400,000	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	460,391
		Series - 2007 C7 (Class A3)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$316,448	i	Merrill Lynch	5.382%	07/12/46	$325,378
		Series - 2006 3 (Class ASB)
150,000	i	Merrill Lynch Mortgage Trust	5.274	11/12/37	163,751
		Series - 2005 CKI1 (Class A6)
225,000	i	Merrill Lynch Mortgage Trust	5.274	11/12/37	240,857
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	311,974
		Series - 2005 CIP1 (Class AM)
140,075	i	Merrill Lynch Mortgage Trust	5.641	05/12/39	140,687
		Series - 2006 C1 (Class A2)
235,000	i	Merrill Lynch Mortgage Trust	5.686	05/12/39	265,884
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	5.850	06/12/50	474,463
		Series - 2007 C1 (Class A3)
475,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.481	02/12/39	527,833
		Series - 2006 1 (Class A4)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	60,616
		Series - 2013 C7 (Class A4)
150,000	i	Morgan Stanley Capital I	5.465	04/15/38	152,145
		Series - 2003 IQ5 (Class C)
375,000		Morgan Stanley Capital I	4.970	04/14/40	390,613
		Series - 2004 HQ4 (Class A7)
505,000	i	Morgan Stanley Capital I	5.270	06/13/41	527,341
		Series - 2004 T15 (Class A4)
1,255,000		Morgan Stanley Capital I	5.168	01/14/42	1,325,892
		Series - 2005 HQ5 (Class A4)
590,000		Morgan Stanley Capital I	5.364	03/15/44	672,694
		Series - 2007 IQ13 (Class A4)
225,000	i	Morgan Stanley Capital I	5.731	07/12/44	253,226
		Series - 2006 HQ9 (Class A4)
750,000		Morgan Stanley Capital I	5.569	12/15/44	837,689
		Series - 2007 HQ13 (Class A3)
250,000		Morgan Stanley Capital I	2.111	03/15/45	258,811
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I	3.244	03/15/45	1,312,475
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,773,907
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	229,373
		Series - 2007 T25 (Class AM)
1,750,000		Morgan Stanley Capital I	5.809	12/12/49	2,041,158
		Series - 2007 IQ16 (Class A4)
245,000		Morgan Stanley Capital I	4.770	07/15/56	262,299
		Series - 0 IQ9 (Class AJ)
500,000	i	TIAA Seasoned Commercial Mortgage Trust	5.539	08/15/39	548,571
		Series - 2007 C4 (Class AJ)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,025,344
		Series - 2013 C5 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,056,476
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	427,459
		Series - 2011 C1 (Class A3)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		UBS Commercial Mortgage Trust	4.822%	05/10/45	$109,679
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	113,160
		Series - 2007 C30 (Class A5)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.283	12/15/44	1,097,962
		Series - 2005 C22 (Class A4)
730,228	i	Wachovia Bank Commercial Mortgage Trust	5.333	12/15/44	802,827
		Series - 2005 C22 (Class AM)
105,000	i	Wachovia Bank Commercial Mortgage Trust	5.515	01/15/45	112,198
		Series - 2006 C23 (Class AJ)
95,372		Wachovia Bank Commercial Mortgage Trust	5.576	03/15/45	96,832
		Series - 2006 C24 (Class APB)
750,000		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	868,061
		Series - 2007 C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	336,006
		Series - 2006 C28 (Class AM)
1,225,000	i	Wachovia Bank Commercial Mortgage Trust	5.926	02/15/51	1,404,318
		Series - 2007 C33 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.926	02/15/51	230,502
		Series - 2007 C33 (Class A5)
1,250,000		WFRBS Commercial Mortgage Trust	2.684	11/15/44	1,315,190
		Series - 2011 C5 (Class A2)
250,000	i	WFRBS Commercial Mortgage Trust	4.850	06/15/45	271,702
		Series - 0 C7 (Class C)
400,000		WFRBS Commercial Mortgage Trust	3.001	08/15/45	408,816
		Series - 2012 C8 (Class A3)

		TOTAL OTHER MORTGAGE BACKED			76,782,055

		TOTAL STRUCTURED ASSETS			92,106,009

		(Cost $89,139,131)

		TOTAL BONDS			4,257,101,070

		(Cost $4,160,907,631)

SHORT-TERM INVESTMENTS - 1.3%
TREASURY DEBT - 1.3%
6,000,000		United States Treasury Bill	0.090	05/16/13	5,999,325
47,000,000		United States Treasury Bill	0.088	09/05/13	46,981,059

		TOTAL TREASURY DEBT			52,980,384

		TOTAL SHORT-TERM INVESTMENTS			52,980,384

		(Cost $52,981,390)

		TOTAL INVESTMENTS - 100.7%			4,310,081,454
		(Cost $4,213,889,021)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(28,990,429)

		NET ASSETS - 100.0%			$4,281,091,025

TIAA-CREF FUNDS - Bond Index Fund

Abbreviation(s):
REIT	Real Estate Investment Trust

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities amounted to $19,026,528 or 0.4% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 4.5%

AUTOMOBILES & COMPONENTS - 0.2%
$2,347,292	i	Allison Transmission Holdings, Inc	4.250%	08/23/19	$2,378,910

		TOTAL AUTOMOBILES & COMPONENTS			2,378,910

CAPITAL GOODS - 1.0%
796,000	i	FMG Resources August 2006 Pty Ltd	5.250	10/18/17	805,027
1,359,167	i	Generac Power Systems, Inc	6.250	05/30/18	1,386,921
962,985	i	Huntington Ingalls Industries, Inc	2.750	03/30/16	962,985
3,000,000	i	Schaeffler AG.	4.250	01/27/17	3,032,490
972,563	i	Sequa Corp	5.250	05/19/17	987,841
149,625	i	Silver II Borrower S.C.A	4.000	12/13/19	150,719
2,197,029	i	Tomkins LLC	4.000	09/29/16	2,220,384
2,955,003	i	TransDigm, Inc	3.750	02/28/20	2,991,941

		TOTAL CAPITAL GOODS			12,538,308

CONSUMER SERVICES - 0.5%
900,000	i	ARAMARK Corp	3.500	09/07/19	907,866
1,406,025	i	Burger King Corp	3.750	09/28/19	1,422,096
2,217,332	i	DineEquity, Inc	3.750	10/19/17	2,250,592
598,500	i	MGM Resorts International	4.250	12/20/19	607,777
388,035	i	Penn National Gaming, Inc	3.750	07/14/18	390,942
1,287,530	i	Wendy’s International, Inc	4.750	05/15/19	1,299,865

		TOTAL CONSUMER SERVICES			6,879,138

DIVERSIFIED FINANCIALS - 0.2%
298,500	i	Fox Acquisition Sub LLC	5.500	07/14/17	303,444
1,938,947	i	TransUnion LLC	4.250	02/10/19	1,963,184

		TOTAL DIVERSIFIED FINANCIALS			2,266,628

ENERGY - 0.2%
2,977,506	i	Arch Coal, Inc	5.750	05/16/18	3,026,277

		TOTAL ENERGY			3,026,277

FOOD & STAPLES RETAILING - 0.1%
1,000,000	i	Rite Aid Corp	5.750	08/21/20	1,035,000

		TOTAL FOOD & STAPLES RETAILING			1,035,000

FOOD, BEVERAGE & TOBACCO - 0.4%
3,347,268	i	Del Monte Foods Co	4.500	03/08/18	3,374,984
2,300,000	h	HJ Heinz Co	1.000	02/15/19	2,319,481

		TOTAL FOOD, BEVERAGE & TOBACCO			5,694,465

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
2,650,793	i	Capsugel Holdings US, Inc	4.750	08/01/18	2,692,225

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,152,295	i	Fresenius US Finance I, Inc, Term Loan D1	3.250%	09/10/14	$2,150,961
773,858	i	Fresenius US Finance I, Inc, Term Loan D2	3.250	09/10/14	773,379
3,000,000	i	HCA, Inc	3.454	05/01/18	3,025,110

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,641,675

INSURANCE - 0.1%
1,221,938	i	Compass Investors, Inc	5.000	12/27/19	1,234,157

		TOTAL INSURANCE			1,234,157

MATERIALS - 0.1%
1,025,000	i	Tronox Pigments BV	1.000	03/19/20	1,038,663

		TOTAL MATERIALS			1,038,663

MEDIA - 0.2%
994,872	i	CSC Holdings LLC	1.966	03/29/16	999,219
1,542,843	i	CSC Holdings LLC	1.995	03/29/16	1,550,310

		TOTAL MEDIA			2,549,529

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,591,651	i	NBTY, Inc	4.250	10/01/17	1,609,557

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,609,557

RETAILING - 0.2%
1,982,538	i	Academy Ltd	4.750	08/03/18	2,008,687

		TOTAL RETAILING			2,008,687

SOFTWARE & SERVICES - 0.3%
963,779	i	IMS Health, Inc	3.750	09/01/17	973,176
1,488,769	i	Lawson Software, Inc	5.250	04/05/18	1,511,472
798,000	i	RP Crown Parent LLC	6.750	12/14/18	812,962
498,750	i	SunGard Data Systems, Inc	4.500	01/31/20	504,570

		TOTAL SOFTWARE & SERVICES			3,802,180

TELECOMMUNICATION SERVICES - 0.2%
2,000,000	h,i	Virgin Media Investment Holdings Ltd	1.000	02/08/20	1,990,380
994,987	i	Windstream Corp	4.000	08/08/19	1,008,052

		TOTAL TELECOMMUNICATION SERVICES			2,998,432

UTILITIES - 0.0%
248,750	i	Calpine Corp	4.000	10/09/19	251,859

		TOTAL UTILITIES			251,859

		TOTAL BANK LOAN OBLIGATIONS			57,953,465

		(Cost $57,190,781)

BONDS - 91.3%

CORPORATE BONDS - 41.3%

AUTOMOBILES & COMPONENTS - 0.2%
1,000,000		DaimlerChrysler Group LLC	8.000	06/15/19	1,096,250

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,450,000		Ford Motor Co	4.750%	01/15/43	$1,349,519
775,000	g	TRW Automotive, Inc	4.500	03/01/21	786,625

		TOTAL AUTOMOBILES & COMPONENTS			3,232,394

BANKS - 6.0%
545,000	g	Abbey National Treasury Services plc	3.875	11/10/14	565,012
750,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.875	09/25/17	844,650
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,100,800
450,000	g	Banco Davivienda S.A.	2.950	01/29/18	441,540
575,000	g	Banco Davivienda S.A.	5.875	07/09/22	595,125
750,000	g	Banco de Credito del Peru	4.750	03/16/16	806,250
750,000	g	Banco de Credito del Peru	4.250	04/01/23	747,690
475,000	g	Banco de Credito e Inversiones	4.000	02/11/23	470,060
750,000		Banco de Oro Unibank, Inc	3.875	04/22/16	760,582
285,000		Banco do Brasil S.A.	3.875	10/10/22	275,737
750,000	g,i	Banco do Brasil S.A.	6.250	12/30/49	738,750
		Banco Santander Mexico S.A. Institucion de Banca
750,000	g	Multiple Grupo Financiero Santand	4.125	11/09/22	753,750
865,000		Bancolombia S.A.	5.950	06/03/21	973,125
725,000		Bancolombia S.A.	5.125	09/11/22	728,625
370,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	373,774
1,000,000	g	Bank of India	3.625	09/21/18	1,003,740
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,804,750
1,450,000	g	Bank of Nova Scotia	1.450	07/26/13	1,455,075
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,540,650
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	5,018,400
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,037,948
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	736,275
1,000,000	g	Caixa Economica Federal	2.375	11/06/17	971,500
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,852,550
300,000		Capital One Bank USA NA	3.375	02/15/23	297,061
1,000,000		Citigroup, Inc	2.250	08/07/15	1,023,587
416,000		Citigroup, Inc	6.000	12/13/13	431,008
285,000		Citigroup, Inc	5.000	09/15/14	299,259
3,000,000		Citigroup, Inc	1.250	01/15/16	2,996,385
1,225,000		Citigroup, Inc	1.300	04/01/16	1,224,855
6,285,000		Citigroup, Inc	4.450	01/10/17	6,919,383
1,850,000		Citigroup, Inc	4.050	07/30/22	1,911,093
1,739,000		Citigroup, Inc	3.375	03/01/23	1,752,971
300,000		Citigroup, Inc	5.875	01/30/42	358,543
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	3,020,520
250,000		Deutsche Bank AG	3.875	08/18/14	260,328
1,000,000	g	HSBC Bank plc	3.100	05/24/16	1,063,374
500,000	g	HSBC Bank plc	4.125	08/12/20	549,734
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	274,261
1,150,000		HSBC USA, Inc	2.375	02/13/15	1,183,258
1,000,000		HSBC USA, Inc	1.625	01/16/18	999,069
750,000	g	ICICI Bank Ltd	4.700	02/21/18	791,602
335,000		JPMorgan Chase & Co	5.125	09/15/14	355,363
2,948,000		JPMorgan Chase & Co	3.150	07/05/16	3,125,720
750,000		JPMorgan Chase & Co	5.400	01/06/42	860,888
750,000	i	Malayan Banking Bhd	3.250	09/20/22	756,579

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000	i	Manufacturers & Traders Trust Co	5.629%	12/01/21	$256,875
1,150,000	g	PKO Finance AB	4.630	09/26/22	1,191,412
1,075,000		PNC Bank NA	2.950	01/30/23	1,068,706
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	936,250
750,000	g	State Bank of India	4.125	08/01/17	782,275
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	130,996
425,000		Toronto-Dominion Bank	2.500	07/14/16	445,464
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,055,600
1,000,000	g	Turkiye Halk Bankasi AS.	4.875	07/19/17	1,052,180
525,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	515,812
725,000	g	Turkiye Is Bankasi	6.000	10/24/22	755,812
500,000		Union Bank NA	2.125	06/16/17	514,638
100,000		Union Bank of California NA	5.950	05/11/16	113,113
400,000		UnionBanCal Corp	3.500	06/18/22	414,702
1,000,000		US Bancorp	1.650	05/15/17	1,019,054
475,000		US Bancorp	2.950	07/15/22	472,732
350,000		Wachovia Bank NA	5.850	02/01/37	423,255
500,000		Wells Fargo & Co	1.500	07/01/15	508,262
650,000		Wells Fargo & Co	2.100	05/08/17	670,285
1,250,000		Wells Fargo & Co	1.500	01/16/18	1,247,401
1,150,000		Wells Fargo & Co	3.500	03/08/22	1,208,648

		TOTAL BANKS			77,834,671

CAPITAL GOODS - 1.9%
155,000		Access Midstream Partners LP	4.875	05/15/23	153,062
250,000		Alliant Techsystems, Inc	6.875	09/15/20	269,375
825,000	g,o	Alphabet Holding Co, Inc	7.750	11/01/17	860,062
225,000		Anixter, Inc	5.625	05/01/19	239,062
2,000,000		Caterpillar Financial Services Corp	0.700	11/06/15	2,001,742
700,000		Caterpillar Financial Services Corp	1.250	11/06/17	701,401
1,200,000		Caterpillar, Inc	1.375	05/27/14	1,213,464
950,000		Caterpillar, Inc	1.500	06/26/17	964,278
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	536,250
1,025,000	g	Crown Americas LLC	4.500	01/15/23	994,250
1,600,000		Danaher Corp	1.300	06/23/14	1,616,634
650,000		Deere & Co	2.600	06/08/22	654,705
840,000	g,o	EPE Holdings LLC	8.125	12/15/17	882,000
500,000		Harsco Corp	5.125	09/15/13	509,815
837,500		Huntington Ingalls Industries, Inc	6.875	03/15/18	910,781
750,000	g	Hyva Global BV	8.625	03/24/16	750,000
660,000	g	Rexel S.A.	6.125	12/15/19	694,650
500,000	g,h	Rexel S.A.	5.250	06/15/20	506,250
100,000	g	Schaeffler Finance BV	7.750	02/15/17	112,625
600,000	g	Schaeffler Finance BV	8.500	02/15/19	682,500
500,000		Seagate HDD Cayman	7.750	12/15/18	548,125
500,000		Seagate HDD Cayman	6.875	05/01/20	537,500
1,420,000		Seagate HDD Cayman	7.000	11/01/21	1,540,700
947,000	g	Sealed Air Corp	8.125	09/15/19	1,071,294
947,000	g	Sealed Air Corp	8.375	09/15/21	1,084,315
115,000	g	Sealed Air Corp	5.250	04/01/23	115,431
75,000	g	Silver II Borrower	7.750	12/15/20	79,875
1,000,000		SPX Corp	6.875	09/01/17	1,112,500

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$772,000		Tomkins LLC	9.000%	10/01/18	$859,815
500,000		TransDigm, Inc	7.750	12/15/18	548,750
575,000	g	Turlock Corp	1.500	11/02/17	576,650
150,000	g	Turlock Corp	4.000	11/02/32	149,795
875,000		United Technologies Corp	1.800	06/01/17	902,551

		TOTAL CAPITAL GOODS			24,380,207

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,225,000	g	Clean Harbors, Inc	5.125	06/01/21	1,254,094
475,000		eBay, Inc	0.700	07/15/15	477,197
725,000		eBay, Inc	1.350	07/15/17	733,016
670,000		Republic Services, Inc	3.800	05/15/18	736,761
375,000		Republic Services, Inc	6.200	03/01/40	463,700
1,000,000	g	Standard Chartered plc	3.950	01/11/23	995,939
750,000		Waste Management, Inc	2.900	09/15/22	742,093

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,402,800

CONSUMER DURABLES & APPAREL - 0.3%
525,000	g	Arcelik AS.	5.000	04/03/23	523,441
275,000		DR Horton, Inc	4.750	05/15/17	291,844
761,000		DR Horton, Inc	3.625	02/15/18	767,659
500,000		Hanesbrands, Inc	6.375	12/15/20	544,375
500,000	g	Levi Strauss & Co	6.875	05/01/22	547,500
275,000		Mohawk Industries, Inc	3.850	02/01/23	279,565
1,100,000		Whirlpool Corp	8.600	05/01/14	1,188,807
225,000		Whirlpool Corp	3.700	03/01/23	229,321

		TOTAL CONSUMER DURABLES & APPAREL			4,372,512

CONSUMER SERVICES - 0.8%
795,000		Ameristar Casinos, Inc	7.500	04/15/21	871,519
350,000	g	ARAMARK Corp	5.750	03/15/20	357,875
900,000	g	BC Luxco S.A.	7.375	01/29/20	931,500
1,000,000	g	Boyd Gaming Corp	9.000	07/01/20	1,040,000
500,000		DineEquity, Inc	9.500	10/30/18	570,000
325,000		Marina District Finance Co, Inc	9.500	10/15/15	334,750
500,000	g	MGM Resorts International	6.750	10/01/20	530,000
300,000		Royal Caribbean Cruises Ltd	5.250	11/15/22	303,750
1,445,000	g	Six Flags Entertainment Corp	5.250	01/15/21	1,446,806
400,000	g	Speedway Motorsports, Inc	6.750	02/01/19	427,000
1,000,000		Speedway Motorsports, Inc	6.750	02/01/19	1,067,500
1,060,000	g	Transnet Ltd	4.500	02/10/16	1,113,486
665,000	g	Transnet SOC Ltd	4.000	07/26/22	636,737
1,000,000		Walt Disney Co	1.125	02/15/17	1,000,752

		TOTAL CONSUMER SERVICES			10,631,675

DIVERSIFIED FINANCIALS - 5.4%
335,000		Abbey National Treasury Services plc	4.000	04/27/16	356,229
700,000	g	Ajecorp BV	6.500	05/14/22	754,600
600,000		American Express Centurion Bank	0.875	11/13/15	599,984
875,000		American Express Centurion Bank	6.000	09/13/17	1,044,714
1,000,000		American Express Credit Corp	5.875	05/02/13	1,004,354
1,375,000		American Express Credit Corp	1.750	06/12/15	1,404,949

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		American Express Credit Corp	2.800%	09/19/16	$264,709
25,000		Bank of America Corp	4.900	05/01/13	25,086
3,475,000		Bank of America Corp	3.750	07/12/16	3,695,892
650,000		Bank of America Corp	5.300	03/15/17	728,311
25,000		Bank of America Corp	6.000	09/01/17	29,024
350,000		Bank of America Corp	5.750	12/01/17	404,830
2,350,000		Bank of America Corp	2.000	01/11/18	2,338,821
1,000,000		Bank of America Corp	5.490	03/15/19	1,119,421
1,100,000		Bank of America Corp	5.875	02/07/42	1,306,834
500,000		Bank of New York Mellon Corp	1.200	02/20/15	505,660
200,000		Bank of New York Mellon Corp	2.300	07/28/16	209,511
1,350,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,392,243
275,000		Bank of New York Mellon Corp	5.450	05/15/19	332,442
750,000	g	BBVA Bancomer S.A.	4.500	03/10/16	796,875
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,142,500
500,000		BlackRock, Inc	3.500	12/10/14	525,100
825,000		BlackRock, Inc	1.375	06/01/15	839,136
1,350,000		BlackRock, Inc	4.250	05/24/21	1,517,839
500,000		BlackRock, Inc	3.375	06/01/22	527,259
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,109,600
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,076,500
1,575,000		Capital One Financial Corp	3.150	07/15/16	1,672,313
1,000,000		Celanese US Holdings LLC	4.625	11/15/22	1,002,500
225,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	237,343
300,000		Countrywide Financial Corp	6.250	05/15/16	334,150
1,000,000		Credit Suisse	5.500	05/01/14	1,052,044
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,538,371
1,050,000		Ford Motor Credit Co LLC	2.375	01/16/18	1,043,857
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,133,875
850,000		General Electric Capital Corp	1.875	09/16/13	855,367
950,000		General Electric Capital Corp	2.300	04/27/17	983,107
5,450,000		General Electric Capital Corp	3.100	01/09/23	5,395,843
400,000		General Electric Capital Corp	6.875	01/10/39	524,092
275,000		Goldman Sachs Group, Inc	3.300	05/03/15	286,695
4,175,000		Goldman Sachs Group, Inc	2.375	01/22/18	4,231,914
1,000,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,007,033
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	161,708
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	420,221
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	594,177
1,165,000		HSBC Finance Corp	4.750	07/15/13	1,178,964
200,000	g	International Lease Finance Corp	6.500	09/01/14	213,000
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,533,600
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,296,750
1,000,000		International Lease Finance Corp	5.875	08/15/22	1,077,812
625,000	g	Inversiones CMPC S.A.	4.500	04/25/22	637,151
100,000		Jefferies Group, Inc	6.250	01/15/36	104,250
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,779,454
500,000		John Deere Capital Corp	1.400	03/15/17	506,462
375,000		John Deere Capital Corp	2.750	03/15/22	380,995
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	345,840
750,000	g	Lukoil International Finance BV	6.125	11/09/20	851,250
800,000		Merrill Lynch & Co, Inc	6.400	08/28/17	938,954

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,200,000		Morgan Stanley	1.750%	02/25/16	$1,209,344
1,000,000		Morgan Stanley	5.500	07/28/21	1,146,408
500,000		Morgan Stanley	6.375	07/24/42	600,726
267,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	270,341
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	364,854
720,000	g	Odebrecht Finance Ltd	6.000	04/05/23	806,400
450,000		State Street Corp	4.300	05/30/14	470,281
2,700,000	g	Temasek Financial I Ltd	2.375	01/23/23	2,600,119
500,000		Toyota Motor Credit Corp	2.050	01/12/17	517,231
582,000		UBS AG.	2.250	01/28/14	589,759

		TOTAL DIVERSIFIED FINANCIALS			69,946,978

ENERGY - 5.3%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	201,436
325,000		Apache Corp	1.750	04/15/17	330,664
855,000		Apache Corp	4.750	04/15/43	874,193
500,000		Arch Coal, Inc	8.750	08/01/16	520,000
833,000		Arch Coal, Inc	7.000	06/15/19	751,783
1,500,000	g	Ashland, Inc	3.875	04/15/18	1,518,750
350,000		Baker Hughes, Inc	3.200	08/15/21	370,300
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,027,917
2,045,000		BP Capital Markets plc	3.200	03/11/16	2,178,404
1,250,000		BP Capital Markets plc	1.846	05/05/17	1,281,365
400,000		Chaparral Energy, Inc	7.625	11/15/22	437,000
500,000	h	Chesapeake Energy Corp	5.375	06/15/21	501,875
227,000	h	Chesapeake Energy Corp	5.750	03/15/23	230,121
770,000		Cimarex Energy Co	5.875	05/01/22	825,825
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	535,000
950,000		Concho Resources, Inc	5.500	04/01/23	985,625
575,000		ConocoPhillips	6.500	02/01/39	768,904
500,000		Consol Energy Inc	8.250	04/01/20	553,750
1,340,000		Continental Resources, Inc	5.000	09/15/22	1,423,750
580,000	g	Crosstex Energy LP	7.125	06/01/22	614,800
575,000		Crosstex Energy, Inc	8.875	02/15/18	622,438
790,000		Denbury Resources, Inc	4.625	07/15/23	762,350
625,000		Devon Energy Corp	1.875	05/15/17	631,075
700,000		Devon Energy Corp	3.250	05/15/22	701,126
500,000		Devon Energy Corp	5.600	07/15/41	546,336
300,000		Devon Energy Corp	4.750	05/15/42	293,044
300,000	g	Drill Rigs Holdings, Inc	6.500	10/01/17	303,000
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	560,137
470,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	484,844
275,000		Enterprise Products Operating LLC	5.600	10/15/14	294,786
75,000		Enterprise Products Operating LLC	5.000	03/01/15	80,819
750,000		Enterprise Products Operating LLC	4.450	02/15/43	721,194
300,000		EOG Resources, Inc	2.625	03/15/23	296,263
400,000	g	Exterran Partners LP	6.000	04/01/21	398,500
1,500,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	1,604,760
1,000,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	1,000,000
850,000	g	Halcon Resources Corp	8.875	05/15/21	915,875
285,000		Hess Corp	6.000	01/15/40	318,621
950,000	g	Indo Energy Finance II BV	6.375	01/24/23	976,125

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$715,000	g	KMG Finance Sub BV	6.375%	04/09/21	$832,081
750,000		Marathon Petroleum Corp	3.500	03/01/16	801,337
275,000		MarkWest Energy Partners LP	6.750	11/01/20	300,438
425,000		MarkWest Energy Partners LP	5.500	02/15/23	445,187
300,000		Newfield Exploration Co	5.750	01/30/22	321,000
900,000		Newfield Exploration Co	5.625	07/01/24	929,250
125,000		Noble Holding International Ltd	3.450	08/01/15	130,917
350,000		Noble Holding International Ltd	4.900	08/01/20	388,118
1,500,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	1,486,875
1,225,000		Occidental Petroleum Corp	1.500	02/15/18	1,239,460
350,000		Occidental Petroleum Corp	4.100	02/01/21	396,790
500,000		Peabody Energy Corp	7.375	11/01/16	570,000
275,000		Pemex Project Funding Master Trust	6.625	06/15/35	329,313
900,000	g	Pertamina Persero PT	6.000	05/03/42	918,000
675,000	g	Pertamina PT	5.250	05/23/21	722,250
500,000	g	Pertamina PT	6.500	05/27/41	541,250
1,500,000		Petrobras International Finance Co	3.875	01/27/16	1,569,729
500,000		Petrobras International Finance Co	7.875	03/15/19	608,321
494,000		Petrobras International Finance Co	6.875	01/20/40	564,979
325,000		Petroleos Mexicanos	5.500	01/21/21	372,937
475,000		Petroleos Mexicanos	4.875	01/24/22	526,063
600,000	g	Petroleos Mexicanos	3.500	01/30/23	598,500
540,000		Petroleos Mexicanos	6.500	06/02/41	635,850
575,000		Petroleos Mexicanos	5.500	06/27/44	593,112
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	562,225
700,000		Phillips 66	1.950	03/05/15	715,378
625,000		Phillips 66	4.300	04/01/22	686,102
2,685,000		Plains Exploration & Production Co	6.500	11/15/20	2,966,925
800,000		Precision Drilling Trust	6.625	11/15/20	854,000
525,000	g	PTT PCL	3.375	10/25/22	521,851
500,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	575,230
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,990,625
100,000		Range Resources Corp	7.250	05/01/18	104,000
500,000		Range Resources Corp	5.750	06/01/21	536,250
600,000		Regency Energy Partners LP	6.500	07/15/21	660,000
200,000		Regency Energy Partners LP	5.500	04/15/23	214,000
1,500,000	g	Reliance Industries Ltd	5.875	12/30/49	1,464,375
800,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	804,000
1,325,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	1,313,406
600,000	g	Schlumberger Investment S.A.	2.400	08/01/22	591,626
675,000		SESI LLC	7.125	12/15/21	755,156
250,000		Shell International Finance BV	3.100	06/28/15	264,240
525,000		Shell International Finance BV	4.300	09/22/19	608,114
125,000		Shell International Finance BV	6.375	12/15/38	172,640
1,000,000	g	Sibur Securities Ltd	3.914	01/31/18	982,500
300,000		SM Energy Co	6.500	01/01/23	328,500
1,495,000		Southwestern Energy Co	7.500	02/01/18	1,836,326
1,000,000		Southwestern Energy Co	4.100	03/15/22	1,056,855
200,000		Statoil ASA	2.900	10/15/14	207,523
200,000		Statoil ASA	1.200	01/17/18	200,695
375,000		Statoil ASA	2.450	01/17/23	368,903
650,000		Total Capital Canada Ltd	1.450	01/15/18	655,863

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Total Capital International S.A.	1.500%	02/17/17	$1,017,219
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	605,712
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	266,682
415,000		Vale Overseas Ltd	4.375	01/11/22	425,809
125,000		Vale Overseas Ltd	6.875	11/21/36	141,982
600,000		XTO Energy, Inc	6.250	04/15/13	601,127
300,000		XTO Energy, Inc	4.625	06/15/13	302,379

		TOTAL ENERGY			68,622,730

FOOD & STAPLES RETAILING - 0.2%
185,000		CVS Caremark Corp	3.250	05/18/15	194,788
488,000		CVS Caremark Corp	5.750	06/01/17	577,089
1,750,000		CVS Caremark Corp	2.750	12/01/22	1,725,220
75,000		Kroger Co	5.000	04/15/13	75,115

		TOTAL FOOD & STAPLES RETAILING			2,572,212

FOOD, BEVERAGE & TOBACCO - 1.3%
1,950,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	1,927,676
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	529,870
1,250,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	1,260,408
775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	761,768
750,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	834,375
750,000		Coca-Cola Co	0.750	03/13/15	753,827
225,000		ConAgra Foods, Inc	1.300	01/25/16	226,778
200,000	g	Cosan Luxembourg S.A.	5.000	03/14/23	201,200
2,000,000		General Mills, Inc	3.150	12/15/21	2,097,062
650,000		HJ Heinz Co	1.500	03/01/17	656,175
620,000		Kraft Foods, Inc	6.500	02/09/40	805,116
25,000		PepsiAmericas, Inc	4.375	02/15/14	25,855
38,000		PepsiCo, Inc	7.900	11/01/18	50,594
2,500,000		PepsiCo, Inc	2.750	03/01/23	2,502,332
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,050,295
550,000		Philip Morris International, Inc	6.875	03/17/14	584,336
100,000		Philip Morris International, Inc	6.375	05/16/38	129,656
1,080,000		Post Holdings, Inc	7.375	02/15/22	1,181,250
430,000		Smithfield Foods, Inc	6.625	08/15/22	468,700
775,000	g	Tonon Bioenergia S.A.	9.250	01/24/20	790,500
500,000		TreeHouse Foods, Inc	7.750	03/01/18	541,875

		TOTAL FOOD, BEVERAGE & TOBACCO			17,379,648

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
250,000		Becton Dickinson and Co	1.750	11/08/16	256,751
350,000		Cardinal Health, Inc	3.200	03/15/23	348,243
225,000		CHS/Community Health Systems	5.125	08/15/18	235,687
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,107,500
750,000		Covidien International Finance S.A.	1.350	05/29/15	760,798
375,000		Covidien International Finance S.A.	3.200	06/15/22	391,139
3,100,000		Express Scripts Holding Co	2.100	02/12/15	3,166,886
625,000		Express Scripts Holding Co	3.900	02/15/22	670,556
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,898,505
165,000		HCA, Inc	6.500	02/15/20	186,141
500,000		HCA, Inc	7.875	02/15/20	552,500

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$975,000		HCA, Inc	5.875%	03/15/22	$1,050,562
450,000		Healthsouth Corp	7.250	10/01/18	484,875
900,000		Kinetic Concepts, Inc	10.500	11/01/18	974,250
1,500,000		LifePoint Hospitals, Inc	6.625	10/01/20	1,627,500
228,000		McKesson Corp	3.250	03/01/16	244,355
750,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	794,908
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	491,820

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			15,242,976

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000		Clorox Co	3.800	11/15/21	537,676
380,000		Colgate-Palmolive Co	2.300	05/03/22	379,718
375,000		Ecolab, Inc	1.450	12/08/17	372,387
1,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	1,146,094
175,000	g	Spectrum Brands Escrow Corp	6.375	11/15/20	187,906
175,000	g	Spectrum Brands Escrow Corp	6.625	11/15/22	189,875

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,813,656

INSURANCE - 2.0%
275,000		ACE INA Holdings, Inc	5.875	06/15/14	292,227
250,000		Aetna, Inc	1.500	11/15/17	250,601
240,000		Aetna, Inc	6.500	09/15/18	296,408
150,000		Aetna, Inc	6.625	06/15/36	194,819
375,000		Allstate Corp	7.450	05/16/19	493,039
500,000		American International Group, Inc	3.650	01/15/14	511,659
925,000		Berkshire Hathaway, Inc	1.900	01/31/17	954,222
3,000,000	g,i	Caelus Re Ltd	5.316	03/07/16	2,997,600
400,000		Chubb Corp	6.000	05/11/37	512,765
80,000		CIGNA Corp	5.125	06/15/20	92,280
1,000,000		CIGNA Corp	4.500	03/15/21	1,118,207
350,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	357,000
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	554,847
925,000		Hartford Financial Services Group, Inc	4.000	10/15/17	1,024,478
250,000		Lincoln National Corp	7.000	06/15/40	329,319
525,000	g	MetLife Institutional Funding II	1.625	04/02/15	533,607
525,000		Metlife, Inc	6.750	06/01/16	617,183
275,000		Metlife, Inc	5.700	06/15/35	321,862
1,000,000		Metlife, Inc	4.125	08/13/42	936,089
1,500,000	g	Onex USI Aquisition Corp	7.750	01/15/21	1,503,750
200,000		Principal Financial Group, Inc	1.850	11/15/17	202,082
600,000	g	Principal Life Global Funding I	5.125	10/15/13	615,010
650,000		Prudential Financial, Inc	6.200	11/15/40	786,111
3,400,000	i	Prudential Financial, Inc	5.200	03/15/44	3,408,500
300,000	g	Prudential Funding LLC	6.750	09/15/23	352,240
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	174,497
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	434,768
300,000		Travelers Cos, Inc	5.800	05/15/18	366,530
2,450,000		UnitedHealth Group, Inc	1.400	10/15/17	2,467,765
275,000		WellPoint, Inc	5.850	01/15/36	324,489
500,000		WellPoint, Inc	4.625	05/15/42	501,971
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,125,046
150,000		WR Berkley Corp	5.375	09/15/20	169,255

		TOTAL INSURANCE			25,820,226

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MATERIALS - 3.0%
$300,000		3M Co	5.700%	03/15/37	$387,426
75,000		Airgas, Inc	4.500	09/15/14	78,941
250,000		Airgas, Inc	7.125	10/01/18	266,469
1,000,000		Albemarle Corp	4.500	12/15/20	1,101,758
750,000	g	Anglo American Capital plc	4.125	09/27/22	775,963
440,000		ArcelorMittal	5.000	02/25/17	460,460
250,000	g	Ardagh Packaging Finance plc	4.875	11/15/22	246,875
1,000,000		Ball Corp	5.750	05/15/21	1,080,000
625,000		Barrick Gold Corp	3.850	04/01/22	638,893
850,000		Barrick North America Finance LLC	4.400	05/30/21	907,646
450,000	g	Belden, Inc	5.500	09/01/22	461,250
750,000	g	Braskem America Finance Co	7.125	07/22/41	774,375
200,000	g	Cemex SAB de C.V.	5.875	03/25/19	202,000
1,500,000		CF Industries, Inc	7.125	05/01/20	1,858,505
825,000	g	Cia Minera Milpo SAA	4.625	03/28/23	820,050
325,000	g	CommScope, Inc	8.250	01/15/19	352,625
200,000		Corning, Inc	1.450	11/15/17	200,846
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	183,666
1,385,000		Crown Americas LLC	6.250	02/01/21	1,513,112
750,000		EI du Pont de Nemours & Co	2.800	02/15/23	761,723
450,000		EI du Pont de Nemours & Co	4.150	02/15/43	456,954
1,175,000	g	Eldorado Gold Corp	6.125	12/15/20	1,219,063
750,000	g	Fibria Overseas Finance Ltd	6.750	03/03/21	828,375
1,000,000	g	Freeport McMoran	3.100	03/15/20	1,003,340
1,250,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	1,259,054
1,500,000		Graphic Packaging International, Inc	4.750	04/15/21	1,518,750
1,290,000	g	Hexion US Finance Corp	6.625	04/15/20	1,293,225
750,000		International Paper Co	4.750	02/15/22	844,218
250,000		International Paper Co	7.300	11/15/39	329,597
455,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	476,612
2,000,000		LyondellBasell Industries NV	5.000	04/15/19	2,260,000
750,000		Newmont Mining Corp	3.500	03/15/22	755,112
133,000	g	PolyOne Corp	5.250	03/15/23	133,998
200,000		Praxair, Inc	5.250	11/15/14	215,290
500,000		Praxair, Inc	2.450	02/15/22	501,587
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,504,230
325,000		Rio Tinto Finance USA plc	2.875	08/21/22	318,066
680,000		Rock Tenn Co	4.450	03/01/19	738,210
820,000		Rock Tenn Co	4.900	03/01/22	887,037
400,000		Rockwood Specialties Group, Inc	4.625	10/15/20	410,000
550,000	g	Samarco Mineracao S.A.	4.125	11/01/22	535,150
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	258,125
800,000	g	Severstal OAO Via Steel Capital S.A.	5.900	10/17/22	796,000
425,000		Sherwin-Williams Co	1.350	12/15/17	426,641
500,000		Silgan Holdings, Inc	5.000	04/01/20	513,750
750,000	g	Sociedad Quimica y Minera de Chile S.A.	3.625	04/03/23	742,972
650,000	g	Steel Dynamics, Inc	5.250	04/15/23	658,938
700,000		Teck Resources Ltd	2.500	02/01/18	706,511
800,000		Teck Resources Ltd	3.750	02/01/23	780,730

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		Teck Resources Ltd	6.000%	08/15/40	$129,625
1,550,000		Teck Resources Ltd	5.200	03/01/42	1,428,403
950,000	g	Tronox Finance LLC	6.375	08/15/20	921,500
355,000	g	USG Corp	7.875	03/30/20	403,813
500,000		Verso Paper Holdings LLC	11.750	01/15/19	540,000

		TOTAL MATERIALS			38,867,459

MEDIA - 2.3%
2,000,000		AMC Entertainment, Inc	8.750	06/01/19	2,195,000
1,300,000		CCO Holdings LLC	6.500	04/30/21	1,374,750
1,100,000	g	CCO Holdings LLC	5.750	09/01/23	1,102,750
1,462,000		Cinemark USA, Inc	8.625	06/15/19	1,613,683
2,350,000		Comcast Corp	2.850	01/15/23	2,342,177
2,625,000		Comcast Corp	4.250	01/15/33	2,642,372
1,750,000		DIRECTV Holdings LLC	2.400	03/15/17	1,794,910
850,000		DIRECTV Holdings LLC	5.150	03/15/42	821,450
500,000		Discovery Communications LLC	4.950	05/15/42	514,059
2,015,000		DISH DBS Corp	4.625	07/15/17	2,090,562
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	268,125
1,435,000		Lamar Media Corp	7.875	04/15/18	1,562,356
650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	651,152
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	701,937
1,000,000		NBC Universal Media LLC	2.875	01/15/23	991,204
125,000		News America, Inc	7.625	11/30/28	163,730
90,000		News America, Inc	6.550	03/15/33	106,216
325,000		News America, Inc	6.650	11/15/37	401,492
250,000		News America, Inc	6.900	08/15/39	318,274
963,000		Nielsen Finance LLC	7.750	10/15/18	1,068,930
400,000	g	Nielsen Finance LLC	4.500	10/01/20	399,500
450,000		Regal Entertainment Group	5.750	02/01/25	442,125
350,000		Time Warner Cable, Inc	8.750	02/14/19	462,879
625,000		Time Warner Cable, Inc	8.250	04/01/19	813,577
1,075,000		Time Warner Cable, Inc	4.500	09/15/42	977,202
250,000		Time Warner, Inc	3.150	07/15/15	263,288
1,000,000		Time Warner, Inc	4.700	01/15/21	1,127,614
275,000		Time Warner, Inc	6.500	11/15/36	331,348
700,000		Time Warner, Inc	4.900	06/15/42	703,205
1,500,000		Viacom, Inc	1.250	02/27/15	1,510,545
700,000		Viacom, Inc	2.500	12/15/16	729,364

		TOTAL MEDIA			30,485,776

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
1,500,000	g	AbbVie, Inc	1.200	11/06/15	1,511,654
1,200,000	g	AbbVie, Inc	1.750	11/06/17	1,214,593
475,000	g	AbbVie, Inc	2.900	11/06/22	475,428
1,050,000	g	CFR International S.p.A	5.125	12/06/22	1,079,449
257,000		Endo Health Solutions, Inc	7.250	01/15/22	276,275
1,079,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,153,181
1,000,000	g	Mylan, Inc	7.625	07/15/17	1,111,650
444,000		NBTY, Inc	9.000	10/01/18	496,170
135,000		Novartis Capital Corp	4.125	02/10/14	139,145
150,000		Novartis Capital Corp	2.900	04/24/15	157,312

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Novartis Capital Corp	3.700%	09/21/42	$289,541
2,000,000		Sanofi-Aventis S.A.	2.625	03/29/16	2,105,520
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	252,916
350,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	354,791

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,617,625

REAL ESTATE - 1.1%
100,000		AMB Property LP	7.625	08/15/14	108,101
150,000		AMB Property LP	4.500	08/15/17	164,910
600,000		AvalonBay Communities, Inc	2.850	03/15/23	584,771
170,000		Camden Property Trust	4.625	06/15/21	190,996
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,105,537
500,000		Developers Diversified Realty Corp	7.875	09/01/20	635,732
25,000		Federal Realty Investment Trust	5.650	06/01/16	28,188
225,000		Federal Realty Investment Trust	3.000	08/01/22	222,123
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	227,946
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	149,140
325,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	324,750
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	2,000,237
1,000,000		Host Hotels & Resorts LP	5.875	06/15/19	1,098,750
250,000		Kilroy Realty LP	3.800	01/15/23	256,052
325,000		Liberty Property LP	4.125	06/15/22	343,588
175,000		Liberty Property LP	3.375	06/15/23	173,739
300,000		National Retail Properties, Inc	5.500	07/15/21	346,032
150,000		Regency Centers LP	5.250	08/01/15	162,832
25,000		Regency Centers LP	5.875	06/15/17	28,714
25,000		Simon Property Group LP	5.250	12/01/16	28,445
825,000		Simon Property Group LP	2.800	01/30/17	869,425
1,000,000	g	Simon Property Group LP	1.500	02/01/18	996,511
210,000		Simon Property Group LP	10.350	04/01/19	303,059
1,000,000		Simon Property Group LP	2.750	02/01/23	982,235
185,000		Ventas Realty LP	3.125	11/30/15	195,556
575,000		Ventas Realty LP	2.000	02/15/18	578,259
500,000		Ventas Realty LP	4.000	04/30/19	545,670
100,000		Ventas Realty LP	4.250	03/01/22	107,427
1,000,000		Ventas Realty LP	3.250	08/15/22	995,388
450,000		Weingarten Realty Investors	3.500	04/15/23	447,763

		TOTAL REAL ESTATE			14,201,876

RETAILING - 1.0%
907,000		Amerigas Partners LP	6.500	05/20/21	965,955
250,000	g	Automotores Gildemeister S.A.	6.750	01/15/23	262,500
475,000	g	BC Mountain LLC	7.000	02/01/21	503,500
810,000	g	Continental Rubber Of America Corp	4.500	09/15/19	828,225
1,500,000		Ferrellgas LP	6.500	05/01/21	1,548,750
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,160,000
625,000		Limited Brands, Inc	6.625	04/01/21	706,250
810,000		Limited Brands, Inc	5.625	02/15/22	858,600
1,175,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	1,137,164
800,000	g,o	New Academy Finance Co LLC	8.000	06/15/18	828,000
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	715,464
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	324,467

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000		O’Reilly Automotive, Inc	3.800%	09/01/22	$362,927
600,000	g	Penske Automotive Group, Inc	5.750	10/01/22	625,500
150,000		QVC, Inc	5.125	07/02/22	158,892
350,000		Wal-Mart Stores, Inc	4.250	04/15/21	401,207
250,000		Wal-Mart Stores, Inc	5.000	10/25/40	286,488
700,000		Wal-Mart Stores, Inc	5.625	04/15/41	875,535
725,000	g	WEX, Inc	4.750	02/01/23	701,438

		TOTAL RETAILING			13,250,862

SOFTWARE & SERVICES - 1.5%
3,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	3,183,750
500,000		Infor US, Inc	9.375	04/01/19	566,875
7,000,000		International Business Machines Corp	0.750	05/11/15	7,046,011
950,000		International Business Machines Corp	1.250	02/06/17	959,465
475,000		Microsoft Corp	0.875	11/15/17	473,287
1,225,000	g	NCR Corp	4.625	02/15/21	1,218,875
75,000	g	NCR Corp	5.000	07/15/22	75,188
1,100,000		Oracle Corp	1.200	10/15/17	1,101,210
200,000		Oracle Corp	5.750	04/15/18	241,328
1,225,000		Oracle Corp	2.500	10/15/22	1,202,597
400,000	g	Sophia LP	9.750	01/15/19	446,000
1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,045,313
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,070,000
145,000	g	SunGard Data Systems, Inc	6.625	11/01/19	149,713

		TOTAL SOFTWARE & SERVICES			19,779,612

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
287,000		Brocade Communications Systems, Inc	6.875	01/15/20	314,265
100,000	g	CC Holdings GS V LLC	2.381	12/15/17	100,647
925,000		Discovery Communications LLC	4.875	04/01/43	946,342
2,950,000		General Electric Co	0.850	10/09/15	2,959,841
75,000		General Electric Co	5.250	12/06/17	87,854
475,000		General Electric Co	2.700	10/09/22	475,038
1,160,000		Jabil Circuit, Inc	5.625	12/15/20	1,229,600
1,000,000		L-3 Communications Corp	4.950	02/15/21	1,117,943
500,000		Scientific Games Corp	8.125	09/15/18	546,250
564,000		Scientific Games Corp	9.250	06/15/19	621,105
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,011,855
525,000		Xerox Corp	8.250	05/15/14	566,500
225,000		Xerox Corp	4.500	05/15/21	240,623

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,217,863

TELECOMMUNICATION SERVICES - 2.0%
1,040,000		America Movil SAB de C.V.	3.125	07/16/22	1,019,876
475,000		American Tower Corp	4.700	03/15/22	516,221
550,000		American Tower Corp	3.500	01/31/23	545,494
2,250,000		AT&T, Inc	2.950	05/15/16	2,380,444
450,000		AT&T, Inc	1.400	12/01/17	446,873
1,200,000		AT&T, Inc	2.625	12/01/22	1,158,655
800,000		AT&T, Inc	6.300	01/15/38	959,634
443,000	g	AT&T, Inc	4.350	06/15/45	411,829
500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	567,076

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000	g	Bharti Airtel International Netherlands BV	5.125%	03/11/23	$1,506,000
550,000		Cellco Partnership	8.500	11/15/18	731,940
500,000		Cricket Communications, Inc	7.750	05/15/16	521,875
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	768,326
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	426,627
750,000	g	Globo Comunicacao e Participacoes S.A.	4.875	04/11/22	810,375
1,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	1,065,000
160,000	g	Lynx I Corp	5.375	04/15/21	166,400
780,000	g	Lynx II Corp	6.375	04/15/23	817,050
1,050,000	g	Oi S.A.	5.750	02/10/22	1,097,250
400,000		Rogers Communications, Inc	3.000	03/15/23	401,397
175,000	g	SES	3.600	04/04/23	174,995
2,175,000		Sprint Nextel Corp	6.000	11/15/22	2,234,813
500,000		Starz LLC	5.000	09/15/19	515,000
150,000		Telecom Italia Capital S.A.	6.999	06/04/18	169,279
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,042,340
500,000		Telefonica Emisiones SAU	5.462	02/16/21	538,104
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	581,826
275,000		Verizon Communications, Inc	5.250	04/15/13	275,448
1,800,000		Verizon Communications, Inc	0.700	11/02/15	1,791,018
137,000		Verizon Communications, Inc	8.750	11/01/18	184,242
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,124,358
675,000	g	VimpelCom Holdings BV	5.200	02/13/19	677,700
1,150,000	g	VimpelCom Holdings BV	5.950	02/13/23	1,142,813
425,000	g	Windstream Corp	6.375	08/01/23	421,813

		TOTAL TELECOMMUNICATION SERVICES			27,192,091

TRANSPORTATION - 0.7%
655,000	g	Asciano Finance	5.000	04/07/18	718,563
750,000	g	Bombardier, Inc	7.500	03/15/18	855,937
600,000	g	Bombardier, Inc	7.750	03/15/20	690,000
600,000	g	Bombardier, Inc	6.125	01/15/23	622,500
225,000		Bristow Group, Inc	6.250	10/15/22	243,000
725,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	784,356
1,000,000	g	DP World Ltd	6.850	07/02/37	1,137,000
150,000		Embraer Overseas Ltd	6.375	01/15/20	173,445
275,000		Embraer S.A.	5.150	06/15/22	299,406
580,000		Gulfmark Offshore, Inc	6.375	03/15/22	603,200
500,000		Hertz Corp	7.500	10/15/18	551,875
350,000		Hertz Corp	5.875	10/15/20	369,250
1,000,000		Hertz Corp	7.375	01/15/21	1,112,500
640,000	g	TAM Capital 3, Inc	8.375	06/03/21	712,000
525,000		United Parcel Service, Inc	3.625	10/01/42	502,493

		TOTAL TRANSPORTATION			9,375,525

UTILITIES - 2.9%
750,000	g	Abu Dhabi National Energy Co	5.875	10/27/16	850,125
750,000	g	Abu Dhabi National Energy Co	3.625	01/12/23	755,625
1,750,000		AES Corp	8.000	10/15/17	2,058,437
305,000	g	AES Gener S.A.	5.250	08/15/21	340,854
365,000		Alliant Energy Corp	4.000	10/15/14	382,558
250,000		Atmos Energy Corp	8.500	03/15/19	337,301

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$525,000		Atmos Energy Corp	4.150%	01/15/43	$522,300
675,000	g	Calpine Corp	7.500	02/15/21	740,812
634,000	g	Calpine Corp	7.875	01/15/23	703,740
190,000		Carolina Power & Light Co	5.125	09/15/13	194,074
250,000		Carolina Power & Light Co	5.300	01/15/19	300,665
275,000		Carolina Power & Light Co	5.700	04/01/35	332,506
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	371,175
2,050,000	g	CEZ AS.	4.250	04/03/22	2,172,856
750,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	703,516
1,000,000		CMS Energy Corp	5.050	03/15/22	1,151,097
500,000		CMS Energy Corp	4.700	03/31/43	499,986
450,000	g	Colbun S.A.	6.000	01/21/20	505,682
625,000	g	Comision Federal de Electricidad	5.750	02/14/42	681,250
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,131,598
200,000		Commonwealth Edison Co	5.900	03/15/36	253,902
200,000		Connecticut Light & Power Co	5.500	02/01/19	241,684
750,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	739,600
375,000		Detroit Edison Co	3.950	06/15/42	373,050
300,000		Dominion Resources, Inc	4.050	09/15/42	289,968
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	229,845
1,000,000		Duke Energy Corp	3.950	09/15/14	1,046,119
778,000	g	Eskom Holdings Ltd	5.750	01/26/21	842,185
250,000		Indiana Michigan Power Co	7.000	03/15/19	314,908
415,000	g	Inergy Midstream LP	6.000	12/15/20	431,600
125,000		Integrys Energy Group, Inc	4.170	11/01/20	138,064
1,125,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,252,969
500,000	g	Israel Electric Corp Ltd	7.250	01/15/19	574,082
100,000	g	Kansas Gas & Electric	6.700	06/15/19	127,912
350,000		LG&E and KU Energy LLC	3.750	11/15/20	371,693
500,000	g	Majapahit Holding BV	7.875	06/29/37	646,250
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	308,079
1,000,000		Nevada Power Co	5.450	05/15/41	1,199,469
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,668,750
500,000	g	NRG Energy, Inc	6.625	03/15/23	530,000
500,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	505,590
300,000		ONEOK Partners LP	3.375	10/01/22	297,975
325,000		Pacific Gas & Electric Co	8.250	10/15/18	435,843
150,000		PacifiCorp	6.000	01/15/39	195,662
250,000		Pepco Holdings, Inc	2.700	10/01/15	259,213
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	217,000
500,000		PG&E Corp	5.750	04/01/14	523,698
50,000		Potomac Electric Power Co	7.900	12/15/38	79,675
500,000		PPL Capital Funding, Inc	4.200	06/15/22	526,944
275,000		Progress Energy, Inc	7.050	03/15/19	348,911
550,000		Public Service Co of Colorado	4.750	08/15/41	620,579
400,000		Public Service Co of Oklahoma	5.150	12/01/19	467,196
1,250,000	g	Sabine Pass Liquefaction LLC	5.625	02/01/21	1,296,875
500,000		Sabine Pass LNG LP	7.500	11/30/16	552,500
150,000		San Diego Gas & Electric Co	3.000	08/15/21	159,016
300,000		San Diego Gas & Electric Co	3.950	11/15/41	304,120
200,000		Tampa Electric Co	4.100	06/15/42	204,811
175,000		Veolia Environnement	5.250	06/03/13	176,082

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$420,000		Virginia Electric and Power Co	2.950%	01/15/22	$440,260
225,000		Williams Partners LP	3.800	02/15/15	236,938
650,000		Williams Partners LP	3.350	08/15/22	642,816
1,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	1,056,306
300,000		Xcel Energy, Inc	4.800	09/15/41	333,451

		TOTAL UTILITIES			37,197,747

		TOTAL CORPORATE BONDS			539,439,121

		(Cost $516,299,524)

GOVERNMENT BONDS - 38.7%

AGENCY SECURITIES - 0.8%
750,000		Amber Circle Funding LTD	3.250	12/04/22	748,395
1,523,191		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,742,655
1,000,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,003,164
415,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	425,307
3,000,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	2,972,460
3,000,000		KFW	2.625	01/25/22	3,146,076

		TOTAL AGENCY SECURITIES			10,038,057

FOREIGN GOVERNMENT BONDS - 5.0%
750,000	g	Barbados Government International Bond	7.000	08/04/22	785,625
900,000		Brazilian Government International Bond	2.625	01/05/23	864,000
1,275,000		Canada Government International Bond	0.875	02/14/17	1,283,670
215,000		Chile Government International Bond	3.875	08/05/20	237,253
260,000		Colombia Government International Bond	4.375	07/12/21	290,810
425,000		Colombia Government International Bond	2.625	03/15/23	408,000
875,000	g	Costa Rica Government International Bond	4.250	01/26/23	873,688
270,000	g	Croatia Government International Bond	6.375	03/24/21	290,385
700,000	g	Croatia Government International Bond	5.500	04/04/23	696,906
500,000		Egypt Government AID Bonds	4.450	09/15/15	548,727
1,776,000		Eksportfinans ASA	2.000	09/15/15	1,705,116
275,000		European Investment Bank	4.875	02/15/36	327,416
500,000		Export Development Canada	2.250	05/28/15	520,250
600,000		Export-Import Bank of Korea	1.250	11/20/15	600,370
550,000		Export-Import Bank of Korea	1.750	02/27/18	548,327
525,000		Export-Import Bank of Korea	5.125	06/29/20	603,381
100,000		Federative Republic of Brazil	6.000	01/17/17	116,400
825,000	g	Guatemala Government Bond	4.875	02/13/28	806,437
630,000		Hungary Government International Bond	4.125	02/19/18	601,650
1,000,000		Hungary Government International Bond	5.375	02/21/23	941,250
750,000	g	Iceland Government International Bond	4.875	06/16/16	799,688
750,000		Israel Government International Bond	4.500	01/30/43	720,937
225,000		Italy Government International Bond	5.375	06/12/17	243,990
180,000		Italy Government International Bond	6.875	09/27/23	206,575
1,900,000	g	Kommunalbanken AS.	1.375	06/08/17	1,934,200
1,000,000	g,i	Kommunalbanken AS.	0.469	02/20/18	998,563
625,000		Korea Development Bank	3.000	09/14/22	620,973
750,000	g	Lithuania Government International Bond	5.125	09/14/17	830,625
10,400,000		Mexican Bonos	7.750	12/14/17	951,686
750,000		Mexico Government International Bond	3.625	03/15/22	796,875

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Mexico Government International Bond	6.750%	09/27/34	$199,500
250,000		Mexico Government International Bond	4.750	03/08/44	259,375
2,000,000	g	Mongolia Government International Bond	4.125	01/05/18	1,930,000
800,000	g	Mongolia Government International Bond	5.125	12/05/22	746,000
750,000	g	Morocco Government International Bond	4.250	12/11/22	765,375
800,000	g	Morocco Government International Bond	5.500	12/11/42	794,000
500,000	g	Namibia International Bonds	5.500	11/03/21	552,500
575,000	g	National Bank of Canada	1.650	01/30/14	580,980
4,000,000		North American Development Bank	2.400	10/26/22	3,827,568
285,000		Panama Government International Bond	7.125	01/29/26	383,895
135,000		Peruvian Government International Bond	7.350	07/21/25	190,552
433,000		Poland Government International Bond	5.125	04/21/21	500,115
375,000		Poland Government International Bond	3.000	03/17/23	363,187
750,000		Province of British Columbia Canada	2.850	06/15/15	789,450
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,085,070
500,000		Province of Ontario Canada	2.950	02/05/15	522,811
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,833,612
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,242,500
620,000		Province of Quebec Canada	4.625	05/14/18	722,920
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,107,500
3,000,000		Province of Quebec Canada	2.750	08/25/21	3,114,447
1,500,000	g	Republic of Latvia	2.750	01/12/20	1,442,250
750,000	g	Republic of Paraguay	4.625	01/25/23	753,000
500,000	g	Republic of Serbia	4.875	02/25/20	494,250
400,000	i	Republic of Serbia	6.750	11/01/24	401,000
750,000	g	Romanian Government International Bond	6.750	02/07/22	872,812
775,000	g	Romanian Government International Bond	4.375	08/22/23	758,865
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	784,688
1,000,000	g	Slovakia Government International Bond	4.375	05/21/22	1,055,180
1,500,000	g	Slovenia Government International Bond	5.500	10/26/22	1,436,250
400,000		South Africa Government International Bond	5.875	05/30/22	469,000
750,000		South Africa Government International Bond	4.665	01/17/24	802,500
2,000,000	g	Spain Government International Bond	4.000	03/06/18	1,981,200
1,460,000	g	Sri Lanka Government International Bond	5.875	07/25/22	1,514,750
465,000		Turkey Government International Bond	6.750	05/30/40	573,694
152,000		United Mexican States	5.875	02/17/14	158,384
300,000		United Mexican States	5.950	03/19/19	363,000
500,000		United Mexican States	5.125	01/15/20	585,500

		TOTAL FOREIGN GOVERNMENT BONDS			65,111,453

MORTGAGE BACKED - 22.0%
308,583	i	Federal Home Loan Mortgage Corp (FHLMC)	2.436	02/01/36	329,855
1,111,559	i	FHLMC	2.849	07/01/36	1,181,107
331,492	i	FHLMC	2.441	09/01/36	356,248
221,036	i	FHLMC	2.599	09/01/36	235,706
97,571	i	FHLMC	5.780	02/01/37	104,995
414,053	i	FHLMC	2.773	03/01/37	443,560
37,832	i	FHLMC	5.987	04/01/37	41,075
19,662	i	FHLMC	5.920	05/01/37	21,184
710,376	i	FHLMC	2.760	06/01/37	760,397
261,161	i	FHLMC	3.266	08/01/37	277,100
610,579		FHLMC	3.000	08/15/42	603,875

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000	h	FHLMC	3.500%	04/15/43	$3,156,914
9,000,000	h	FHLMC	4.500	04/15/43	9,627,187
22,575		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	24,120
381,863		FGLMC	5.500	01/01/19	414,079
66,293		FGLMC	4.500	01/01/20	70,734
463,552		FGLMC	4.500	07/01/20	504,165
133,069		FGLMC	4.500	09/01/20	142,190
150,113		FGLMC	5.000	10/01/20	161,112
199,750		FGLMC	5.500	10/01/20	216,072
21,962		FGLMC	7.000	10/01/20	24,112
116,883		FGLMC	4.500	06/01/21	124,895
206,404		FGLMC	5.500	08/01/21	221,980
70,484		FGLMC	5.000	04/01/23	75,472
82,480		FGLMC	4.500	09/01/24	87,824
53,631		FGLMC	6.500	01/01/29	60,197
2,657		FGLMC	8.000	01/01/31	3,105
71,232		FGLMC	6.000	03/01/33	79,551
850,387		FGLMC	5.500	12/01/33	929,511
849,191		FGLMC	7.000	12/01/33	1,004,712
577,064		FGLMC	5.000	01/01/34	626,451
247,322		FGLMC	5.000	05/01/34	267,252
317,791		FGLMC	4.500	10/01/34	340,967
169,509		FGLMC	5.500	12/01/34	185,254
436,070		FGLMC	5.500	03/01/35	475,009
330,224		FGLMC	6.000	04/01/35	364,665
340,866		FGLMC	7.000	05/01/35	403,292
600,114		FGLMC	5.500	06/01/35	653,889
529,731		FGLMC	5.500	06/01/35	577,355
69,997		FGLMC	5.000	02/01/36	75,550
145,640		FGLMC	5.500	04/01/36	160,315
8,401		FGLMC	6.500	05/01/36	9,621
160,544		FGLMC	6.500	10/01/36	182,552
307,912		FGLMC	5.500	04/01/37	333,483
119,793		FGLMC	6.000	08/01/37	131,124
33,071		FGLMC	6.000	09/01/37	36,530
140,447		FGLMC	6.500	11/01/37	159,802
519,086		FGLMC	5.000	04/01/38	571,897
244,914		FGLMC	6.000	11/01/38	267,625
379,456		FGLMC	4.000	06/01/39	403,334
385,341		FGLMC	4.500	11/01/40	429,700
1,180,293		FGLMC	4.000	12/01/40	1,296,982
2,588,883		FGLMC	4.000	12/01/40	2,815,707
2,948,571		FGLMC	4.000	12/01/40	3,240,080
433,953		FGLMC	4.500	12/01/40	482,144
4,559,924		FGLMC	4.000	01/01/41	4,898,166
5,000,000	h	FGLMC	4.000	04/15/43	5,314,062
342		Federal National Mortgage Association (FNMA)	5.000	06/01/13	352
1,329,330		FNMA	4.855	02/01/14	1,338,149
2,587,107		FNMA	4.640	11/01/14	2,699,457
331,335		FNMA	4.570	01/01/15	342,088
34,329		FNMA	6.500	10/01/16	36,608
25,733		FNMA	6.500	11/01/16	27,441

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$103,433		FNMA	5.000%	12/01/17	$111,880
30,475		FNMA	6.500	02/01/18	33,093
103,005		FNMA	5.500	04/01/18	110,777
59,633		FNMA	5.500	05/01/18	64,132
46,729		FNMA	6.000	01/01/19	51,188
838,922		FNMA	4.000	02/25/19	886,057
285,207		FNMA	4.500	04/01/19	307,387
69,834		FNMA	4.500	06/01/19	75,265
107,632		FNMA	5.000	03/01/20	116,423
35,825		FNMA	4.500	11/01/20	38,611
35,312		FNMA	4.500	12/01/20	38,395
88,305		FNMA	5.000	12/01/20	95,352
174,209		FNMA	5.000	03/01/21	188,436
19,537		FNMA	8.000	03/01/23	22,251
200,138		FNMA	5.500	02/01/24	220,050
155,862		FNMA	4.000	05/01/24	166,862
456,090		FNMA	5.500	07/01/24	502,037
181,531		FNMA	4.500	08/01/24	195,337
887,612		FNMA	5.000	10/01/25	973,285
9,685		FNMA	9.000	11/01/25	11,619
4,622,045		FNMA	3.000	05/01/27	4,916,411
2,452,219		FNMA	2.500	10/01/27	2,551,364
3,000,000	h	FNMA	2.500	04/25/28	3,112,031
17,000,000	h	FNMA	3.000	04/25/28	17,873,242
1,000,000	h	FNMA	4.000	04/25/28	1,069,805
9,345		FNMA	7.500	01/01/29	11,200
228,601		FNMA	7.000	07/01/32	272,283
39,128		FNMA	5.000	02/01/33	42,636
244,785		FNMA	4.500	03/25/33	255,028
120,540		FNMA	5.000	07/01/33	131,346
399,179		FNMA	5.500	07/01/33	439,517
330,015		FNMA	4.500	08/01/33	356,647
357,214		FNMA	4.500	10/01/33	386,041
134,286		FNMA	5.000	10/01/33	146,324
197,053		FNMA	5.000	10/01/33	214,718
518,729		FNMA	5.000	11/01/33	586,304
327,115		FNMA	5.000	11/01/33	369,729
122,716		FNMA	5.500	12/01/33	136,268
249,132		FNMA	5.500	12/01/33	274,308
75,093		FNMA	5.000	03/01/34	81,824
320,116		FNMA	5.000	03/01/34	348,813
62,266		FNMA	5.000	03/01/34	67,848
69,637		FNMA	5.000	03/01/34	75,879
606,785		FNMA	5.000	03/01/34	661,180
542,124		FNMA	5.000	04/01/34	589,707
1,116,215		FNMA	5.000	08/01/34	1,213,156
246,859		FNMA	6.000	08/01/34	277,831
101,998		FNMA	6.000	12/01/34	114,353
133,629		FNMA	5.500	01/01/35	147,070
394,645		FNMA	5.500	02/01/35	434,525
157,602		FNMA	6.000	04/01/35	175,744
1,190,699		FNMA	5.500	05/01/35	1,336,249

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,253,293		FNMA	5.500%	05/01/35	$1,388,949
517,082		FNMA	6.000	05/01/35	577,769
14,516		FNMA	7.500	06/01/35	15,916
267,845		FNMA	6.000	07/01/35	299,138
274,408		FNMA	5.000	08/01/35	297,979
69,431		FNMA	5.000	10/01/35	75,394
842,750		FNMA	5.000	10/01/35	915,139
190,799		FNMA	5.500	12/01/35	209,265
214,209		FNMA	5.000	02/01/36	232,597
207,843		FNMA	6.000	03/01/36	228,197
427,600		FNMA	6.000	04/01/36	469,473
243,116		FNMA	6.500	04/01/36	287,918
375,272	i	FNMA	2.760	07/01/36	403,370
458,532	i	FNMA	3.004	09/01/36	491,406
172,177		FNMA	6.500	09/01/36	193,472
137,726		FNMA	6.000	12/01/36	151,213
83,799		FNMA	7.000	02/01/37	99,575
255,718		FNMA	6.500	03/01/37	286,765
25,181		FNMA	7.000	04/01/37	29,921
75,271		FNMA	6.500	08/01/37	84,399
88,919		FNMA	6.500	08/01/37	99,777
52,629		FNMA	6.000	09/01/37	60,266
40,024		FNMA	6.000	09/01/37	45,016
57,017		FNMA	6.000	09/01/37	65,007
36,990		FNMA	6.000	09/01/37	42,358
56,624		FNMA	6.500	09/01/37	63,315
172,186		FNMA	6.500	09/01/37	191,694
69,252		FNMA	6.500	09/01/37	77,722
250,909		FNMA	6.500	09/01/37	283,095
99,790		FNMA	6.500	09/01/37	118,275
100,904	i	FNMA	2.477	10/01/37	108,626
57,655		FNMA	6.000	11/01/37	63,229
1,877,334		FNMA	6.000	11/01/37	2,058,829
294,104		FNMA	6.000	11/01/38	322,537
146,405		FNMA	5.500	01/01/39	159,690
191,185		FNMA	6.000	01/01/39	209,668
138,283		FNMA	6.000	01/01/39	151,651
493,352		FNMA	4.500	02/01/39	531,622
276,350		FNMA	4.500	02/01/39	297,787
166,127		FNMA	5.500	02/01/39	181,201
4,892,194		FNMA	6.000	04/01/39	5,365,156
210,911		FNMA	4.500	05/01/39	227,271
325,295		FNMA	4.500	08/01/39	350,529
768,990		FNMA	5.500	08/01/39	854,609
1,186,181		FNMA	4.500	09/01/40	1,279,679
1,194,263		FNMA	4.500	09/01/40	1,288,398
3,829,677		FNMA	4.500	10/01/40	4,204,547
1,130,520		FNMA	4.000	11/01/40	1,205,806
1,374,024		FNMA	4.500	11/01/40	1,504,657
1,967,132		FNMA	3.500	10/01/42	2,088,356
23,000,000	h	FNMA	3.000	04/25/43	23,722,343
27,000,000	h	FNMA	3.500	04/25/43	28,510,313

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$12,000,000	h	FNMA	4.000%	04/25/43	$12,793,126
26,000,000	h	FNMA	4.500	04/25/43	28,010,939
10,000,000	h	FNMA	5.000	04/25/43	10,832,812
3,000,000	h	FNMA	5.500	04/25/43	3,271,875
3,000,000	h	FNMA	6.000	04/25/43	3,285,938
21,250		Government National Mortgage Association (GNMA)	7.500	11/15/23	24,525
4,367		GNMA	7.500	08/15/28	4,489
22,769		GNMA	6.500	12/15/28	25,748
66,946		GNMA	6.500	03/15/29	78,274
23,478		GNMA	8.500	10/20/30	28,745
7,261		GNMA	7.000	06/20/31	8,743
139,858		GNMA	5.000	02/15/33	153,520
97,392		GNMA	5.500	07/15/33	107,347
793,666		GNMA	5.000	09/15/33	871,197
153,960		GNMA	5.500	11/20/33	169,890
608,681		GNMA	5.500	02/20/35	675,212
213,250		GNMA	5.500	03/20/35	236,559
101,748		GNMA	6.000	10/20/36	114,813
104,655		GNMA	6.000	01/20/37	118,093
156,383		GNMA	6.000	02/20/37	176,463
285,408		GNMA	6.000	12/15/37	321,343
165,328		GNMA	5.000	04/15/38	179,826
156,517		GNMA	5.500	07/15/38	171,342
237,048		GNMA	5.500	07/20/38	259,501
105,574		GNMA	6.000	08/15/38	118,866
93,822		GNMA	6.000	08/20/38	105,635
157,120		GNMA	5.000	07/20/39	171,260
186,209		GNMA	4.000	08/15/39	203,179
6,235,415		GNMA	4.500	01/20/41	6,897,405
3,000,000	h	GNMA	3.000	04/15/43	3,135,938
17,000,000	h	GNMA	3.500	04/15/43	18,285,625
9,000,000	h	GNMA	4.000	04/15/43	9,808,945
4,000,000	h	GNMA	4.500	04/15/43	4,373,125
1,000,000	h	GNMA	5.500	04/15/43	1,094,531
1,000,000	h	GNMA	3.500	04/20/43	1,069,219
3,000,000	h	GNMA	5.000	04/20/43	3,271,406

		TOTAL MORTGAGE BACKED			286,234,093

MUNICIPAL BONDS - 1.7%
1,000,000		American Municipal Power	6.270	02/15/50	1,194,550
4,000,000		California State Department of Water Resources	3.237	12/01/27	4,098,120
600,000		Grant County Public Utility District No 2	5.630	01/01/27	746,052
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	374,490
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	500,030
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	401,296
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	451,669
250,000		Massachusetts Housing Finance Agency	2.807	12/01/19	251,975
2,500,000		Massachusetts Housing Finance Agency	4.786	12/01/32	2,514,550
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	2,029,140
5,000,000	h	State of California	4.988	04/01/39	5,041,350
775,000		State of California	7.625	03/01/40	1,120,805
775,000		State of Illinois	6.725	04/01/35	879,687

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,740,000		Virginia Housing Development Authority	3.668%	10/01/27	$2,770,387

		TOTAL MUNICIPAL BONDS			22,374,101

U.S. TREASURY SECURITIES - 9.2%
3,302,000	l	United States Treasury Bond	8.000	11/15/21	5,031,422
3,902,500		United States Treasury Bond	5.250	02/15/29	5,293,983
742,500		United States Treasury Bond	4.750	02/15/41	986,133
14,130,000		United States Treasury Bond	4.375	05/15/41	17,726,523
10,277,000		United States Treasury Bond	2.750	11/15/42	9,525,494
830,000		United States Treasury Note	0.125	12/31/13	829,870
200,000		United States Treasury Note	0.250	06/30/14	200,141
1,895,000		United States Treasury Note	0.250	09/30/14	1,895,963
1,500,000		United States Treasury Note	0.250	10/31/14	1,500,645
2,886,000		United States Treasury Note	0.250	11/30/14	2,887,128
1,500,000		United States Treasury Note	0.250	01/31/15	1,500,351
2,745,000		United States Treasury Note	0.250	02/28/15	2,745,214
2,887,000		United States Treasury Note	2.500	04/30/15	3,020,524
9,502,000		United States Treasury Note	1.250	09/30/15	9,725,449
7,412,000		United States Treasury Note	0.375	11/15/15	7,423,578
25,000		United States Treasury Note	0.375	03/15/16	25,016
1,000,000		United States Treasury Note	2.375	03/31/16	1,059,688
13,499,000		United States Treasury Note	0.750	02/28/18	13,495,841
530,000		United States Treasury Note	1.750	10/31/18	554,720
205,000		United States Treasury Note	1.250	10/31/19	206,505
7,500,000		United States Treasury Note	1.125	12/31/19	7,473,045
5,000,000		United States Treasury Note	1.375	01/31/20	5,057,030
280,000		United States Treasury Note	2.625	11/15/20	305,397
21,631,000		United States Treasury Note	2.000	02/15/23	21,904,762

		TOTAL U.S. TREASURY SECURITIES			120,374,422

		TOTAL GOVERNMENT BONDS			504,132,126

		(Cost $488,349,871)

STRUCTURED ASSETS - 11.3%

ASSET BACKED - 5.6%
1,627,159	g,m	ABSC Manufactured Housing Contract	5.019	04/16/30	1,662,395
		Series - 2004 OK1 (Class A3)
549,375	i	Accredited Mortgage Loan Trust	4.330	06/25/33	474,198
		Series - 2003 1 (Class A1)
1,030,344	i	Ameriquest Mortgage Securities	0.524	05/25/35	1,021,284
		Series - 0 R3 (Class A3D)
25,000	g,i,m	ARTS Ltd	0.530	06/15/13	24,250
		Series - 2005 BA (Class B)
743,574	i	Bear Stearns Asset Backed Securities Trust	0.574	11/25/39	726,212
		Series - 2005 SD3 (Class 2A1)
1,000,000	g,m	CCR, Inc	4.750	08/10/22	1,040,000
		Series - 2012 CA (Class C)
669,497		Centex Home Equity	5.540	01/25/32	673,686
		Series - 2002 A (Class AF6)
1,072,480	i	Conseco Financial Corp	7.600	04/15/26	965,377
		Series - 1996 2 (Class M1)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,473,830	i	Countrywide Asset-Backed Certificates	5.216%	10/25/17	$1,439,703
		Series - 2002 S4 (Class A5)
151,112	i	Countrywide Asset-Backed Certificates	0.624	02/25/36	150,654
		Series - 2005 11 (Class 3AV3)
3,000,000	i	Countrywide Asset-Backed Certificates	0.674	02/25/36	2,918,121
		Series - 2005 11 (Class MV1)
368,005	i	Countrywide Asset-Backed Certificates	5.513	08/25/36	365,294
		Series - 2006 S9 (Class A2)
43,455	i	Countrywide Asset-Backed Certificates	0.264	11/25/37	43,396
		Series - 2007 8 (Class 2A1)
265,795	i	Countrywide Asset-Backed Certificates	5.627	10/25/46	264,907
		Series - 2006 15 (Class A2)
50,834	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	51,511
		Series - 2007 MX1 (Class A1)
1,025,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	1,184,822
		Series - 2011 LC1A (Class C)
3,706,450	i	First Frankin Mortgage Loan Trust	0.444	01/25/36	3,575,649
		Series - 2006 FF1 (Class 2A3)
1,837,384	i	First Franklin Mortgage Loan Asset Backed Certificates	0.644	03/25/35	1,797,598
		Series - 2005 FF2 (Class M2)
714,331	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	704,106
		Series - 2007 1A (Class AF3)
400,000		Ford Credit Auto Owner Trust	3.210	07/15/17	417,705
		Series - 2011 A (Class D)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.960	02/15/16	2,018,430
		Series - 2011 1 (Class D)
2,086,267	g,i	GMAC Mortgage Corp Loan Trust	0.954	02/25/31	1,988,529
		Series - 2004 VF1 (Class A1)
2,054,934	i	Greenpoint Mortgage Funding Trust	0.924	07/25/30	2,039,952
		Series - 2005 HE4 (Class 2A4C)
857,218	i	Greenpoint Mortgage Funding Trust	0.334	04/25/47	839,041
		Series - 2007 AR2 (Class 1A1)
760,964	i	HSI Asset Securitization Corp Trust	0.564	07/25/35	755,157
		Series - 2005 NC1 (Class 2A3)
1,266,020		Lehman XS Trust	6.500	06/25/46	972,145
		Series - 2006 13 (Class 2A1)
544,397	i	Long Beach Mortgage Loan Trust	0.954	02/25/35	539,255
		Series - 2005 1 (Class M1)
3,423,820	i	Morgan Stanley Capital I	0.384	02/25/36	3,361,740
		Series - 2006 NC2 (Class A2C)
1,584,638	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	1,604,522
		Series - 2004 2 (Class AF4)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,083,338
		Series - 2011 1A (Class B1)
300,175	i	Residential Asset Mortgage Products, Inc	4.970	09/25/33	309,285
		Series - 2003 RZ5 (Class A7)
149,844	i	Residential Asset Securities Corp	6.489	10/25/30	146,212
		Series - 2001 KS2 (Class AI6)
119,387	i	Residential Asset Securities Corp	0.634	04/25/35	116,940
		Series - 2005 KS3 (Class M3)
605,340		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	602,751
		Series - 2006 HI5 (Class A3)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130%	09/25/35	$1,704,590
		Series - 2005 HI3 (Class M5)
493,303		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	506,130
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	500,011
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,482,759
		Series - 2006 HI1 (Class M2)
159,274	i	SACO I, Inc	0.754	05/25/35	157,708
		Series - 2005 5 (Class 2M1)
300,804	i	SACO I, Inc	0.764	09/25/35	296,905
		Series - 2005 7 (Class A)
516,288	i	SACO I, Inc	0.764	11/25/35	509,374
		Series - 2005 8 (Class A1)
1,593,538	i	SACO I, Inc	0.964	11/25/35	1,575,716
		Series - 2005 8 (Class A3)
573,653	i	Saxon Asset Securities Trust	6.120	11/25/30	607,805
		Series - 2002 2 (Class AF6)
717,236	i	Securitized Asset Backed Receivables LLC	0.504	10/25/35	703,378
		Series - 2006 OP1 (Class A2C)
925,000	g,i	Sheridan Square CLO Ltd	1.206	04/15/25	925,000
		Series - 2013 1A (Class X)
506,922	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	515,770
		Series - 2012 2A (Class B)
1,400,000	g	SLM Student Loan Trust	4.370	04/17/28	1,548,350
		Series - 2011 A (Class A2)
590,000	g	SLM Student Loan Trust	3.740	02/15/29	641,498
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,642,099
		Series - 2012 A (Class A2)
1,143,328	i	Soundview Home Equity Loan Trust	0.504	11/25/35	1,124,789
		Series - 2005 OPT3 (Class A4)
689,747	i	Structured Asset Investment Loan Trust	0.604	05/25/35	685,206
		Series - 2005 4 (Class M1)
510,869	i	Structured Asset Investment Loan Trust	0.484	12/25/35	507,881
		Series - 2005 10 (Class A5)
5,761,494	g,i	Structured Asset Securities Corp	0.354	07/25/36	5,647,145
		Series - 2006 EQ1A (Class A4)
3,178,215	i	Structured Asset Securities Corp Mortgage Loan Trust	0.364	03/25/36	3,035,675
		Series - 2006 BC1 (Class A5)
3,825,491	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.424	10/25/36	3,687,991
		Series - 2006 GEL4 (Class A2)
152,869	g,i	Terwin Mortgage Trust	1.074	02/25/35	152,833
		Series - 2005 1SL (Class M1)
4,000,000	g,i	Vitality Re IV Ltd	2.816	01/09/16	4,050,800
		Series - 2013 IV B (Class)
455,000	g	Vornado DP LLC	5.280	09/13/28	515,890
		Series - 2010 VNO (Class C)
622,525	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	622,525
		Series - 2006 N1 (Class N1)
155,123	g,i	Wachovia Loan Trust	0.564	05/25/35	140,212
		Series - 2005 SD1 (Class A)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$89,105	i	Wells Fargo Home Equity Trust	0.344%	07/25/36	$88,076
		Series - 2006 2 (Class A3)
200,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	218,589
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			72,672,870

OTHER MORTGAGE BACKED - 5.7%
2,000,000	g	7 WTC Depositor LLC Trust	4.082	03/13/31	2,107,778
		Series - 2012 7WTC (Class A)
4,300,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	4,860,432
		Series - 2006 4 (Class AM)
2,174,077	g,i	Banc of America Large Loan, Inc	5.922	02/15/51	2,510,359
		Series - 2010 UB3 (Class A4B3)
2,620,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	2,939,789
		Series - 2006 PW13 (Class AM)
2,100,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	2,359,749
		Series - 2006 T24 (Class AM)
224,630		Chase Mortgage Finance Corp	5.500	10/25/35	226,322
		Series - 2005 S2 (Class A25)
877,870		Citicorp Mortgage Securities, Inc	5.500	07/25/35	849,272
		Series - 2005 4 (Class 1A7)
106,548		Citicorp Mortgage Securities, Inc	5.750	11/25/36	107,282
		Series - 2006 6 (Class A2)
5,598	g,i	Citigroup Commercial Mortgage Trust	0.343	04/15/22	5,539
		Series - 2007 FL3A (Class A2)
560,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	645,455
		Series - 2007 C9 (Class AM)
329,625		Countrywide Alternative Loan Trust	5.500	08/25/16	340,731
		Series - 2004 30CB (Class 1A15)
3,175,181		Countrywide Alternative Loan Trust	5.000	04/25/20	3,233,782
		Series - 2005 6CB (Class 2A1)
1,244,553		Countrywide Alternative Loan Trust	5.500	08/25/34	1,252,270
		Series - 2004 14T2 (Class A2)
791,476	i	Countrywide Alternative Loan Trust	0.433	07/20/35	645,443
		Series - 2005 24 (Class 4A1)
4,555,930	i	Countrywide Alternative Loan Trust	1.677	09/25/35	3,903,025
		Series - 2005 38 (Class A1)
2,101,527	i	Countrywide Home Loan Mortgage Pass Through Trust	2.920	11/20/34	1,980,826
		Series - 2004 HYB6 (Class A2)
73,696		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	73,982
		Series - 2005 12 (Class 1A5)
290,840	i	Countrywide Home Loan Mortgage Pass Through Trust	0.504	08/25/35	289,562
		Series - 2005 J2 (Class 3A6)
125,746		Countrywide Home Loan Mortgage Pass Through Trust	4.500	09/25/35	125,760
		Series - 2005 J3 (Class 2A3)
691,873		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	691,891
		Series - 2005 17 (Class 1A10)
101,109	g,i	Credit Suisse Mortgage Capital Certificates	0.383	04/15/22	99,168
		Series - 2007 TF2A (Class A1)
725,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	826,479
		Series - 2006 OMA (Class D)
1,870,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,998,914
		Series - 2009 RR1 (Class A3C)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,983		CS First Boston Mortgage Securities Corp	4.052%	05/15/38	$10,983
		Series - 2003 C3 (Class B)
447,625	g,i	Deutsche Mortgage Securities, Inc	5.228	06/26/35	452,173
		Series - 2005 WF1 (Class 1A2)
2,000,000	g	GS Mortgage Securities Corp II	4.049	04/10/34	2,141,122
		Series - 2012 ALOH (Class B)
425,000	g,i	GS Mortgage Securities Corp II	4.276	04/10/34	449,463
		Series - 2012 GSMS (Class C)
305,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	341,149
		Series - 2010 C2 (Class C)
515,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	594,621
		Series - 2010 C2 (Class B)
3,912,841	i	Harborview Mortgage Loan Trust	0.533	09/19/35	3,027,940
		Series - 2005 8 (Class 1A2A)
3,559,333	i	Impac CMB Trust	0.454	05/25/35	3,069,675
		Series - 0 4 (Class 1A1B)
14,262	i	JP Morgan Alternative Loan Trust	5.950	09/25/36	14,263
		Series - 2006 A4 (Class A1)
466,291	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.578	07/15/19	455,677
		Series - 2007 FL1A (Class A1)
1,755,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	1,958,178
		Series - 2006 LDP8 (Class AM)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	343,601
		Series - 2011 C4 (Class C)
205,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.891	02/15/51	223,221
		Series - 2007 C1 (Class AM)
3,146,540	i	JP Morgan Mortgage Trust	2.900	11/25/33	3,203,159
		Series - 2006 A2 (Class 5A3)
9,710	i	JP Morgan Mortgage Trust	4.244	04/25/35	9,753
		Series - 2005 A2 (Class 5A1)
28,201		MASTER Asset Securitization Trust	5.000	05/25/35	28,185
		Series - 2005 1 (Class 2A5)
2,836,670	i	Merrill Lynch Mortgage Investors, Inc	2.685	12/25/35	2,822,949
		Series - 2005 A9 (Class 2A1B)
241,897	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	260,226
		Series - 2005 CIP1 (Class AM)
1,000,000	i	Morgan Stanley Capital I	5.478	02/12/44	1,118,107
		Series - 2007 HQ11 (Class AM)
82,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	88,053
		Series - 2011 C1 (Class D)
1,242,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	1,392,758
		Series - 2011 C1 (Class C)
125,000	i	Morgan Stanley Capital I	5.544	11/12/49	139,861
		Series - 2007 T25 (Class AM)
348,350	i	Opteum Mortgage Acceptance Corp	0.604	02/25/35	346,586
		Series - 2005 1 (Class A4)
40,000	g	Queens Center Mortgage Trust	3.376	01/11/37	39,516
		Series - 2013 QCA (Class B)
20,188		RALI Trust	6.500	05/25/32	20,153
		Series - 2002 QS6 (Class A9)
2,839,373		RALI Trust	4.250	12/26/33	2,892,456
		Series - 2003 QS22 (Class A5)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$565,605	i	RALI Trust	0.504%	01/25/35	$529,096
		Series - 2005 QA1 (Class A1)
1,145,000	g,i	RBSCF Trust	4.648	04/15/24	1,217,236
		Series - 2010 MB1 (Class B)
1,271,992		Residential Accredit Loans, Inc	4.350	03/25/34	1,302,658
		Series - 2004 QS4 (Class A1)
2,447,253	i	Residential Accredit Loans, Inc	0.394	05/25/46	1,760,165
		Series - 2006 QO5 (Class 2A1)
1,761,093		RFMSI Trust	5.500	03/25/35	1,834,197
		Series - 2005 S2 (Class A6)
1,286,557	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,300,797
		Series - 2012 1A (Class A)
557,344	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	564,756
		Series - 0 2A (Class A)
12,499	i	Structured Adjustable Rate Mortgage Loan Trust	0.964	03/25/35	12,493
		Series - 2005 6XS (Class A3)
2,768,009	i	Structured Adjustable Rate Mortgage Loan Trust	0.544	08/25/35	2,611,478
		Series - 2005 16XS (Class A1)
4,170,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,583,097
		Series - 2007 C30 (Class AM)
415,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	474,605
		Series - 2007 C31 (Class A5)
530,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	586,070
		Series - 2007 C31 (Class AM)
75,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	84,437
		Series - 2006 C29 (Class AM)
225,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	261,492
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			74,640,215

		TOTAL STRUCTURED ASSETS			147,313,085

		(Cost $140,593,511)

		TOTAL BONDS			1,190,884,332

		(Cost $1,145,242,906)

SHARES	COMPANY

PREFERRED STOCKS - 0.1%

DIVERSIFIED FINANCIALS - 0.1%
54,446	GMAC Capital Trust I	8.125	02/15/40	1,466,506

	TOTAL DIVERSIFIED FINANCIALS			1,466,506

	TOTAL PREFERRED STOCKS			1,466,506

	(Cost $1,361,151)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 18.5%

GOVERNMENT AGENCY DEBT - 1.9%
$25,000,000	d	Federal Home Loan Bank (FHLB)	0.050	04/22/13	24,999,271

		TOTAL GOVERNMENT AGENCY DEBT			24,999,271

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 16.6%
$25,000,000	d	United States Cash Management Bill	0.090%	04/15/13	$24,999,125
1,000,000		United States Treasury Bill	0.058	04/04/13	999,995
1,300,000		United States Treasury Bill	0.089	04/11/13	1,299,968
8,080,000	d	United States Treasury Bill	0.090-0.093	04/18/13	8,079,654
5,000,000	d	United States Treasury Bill	0.070	04/25/13	4,999,767
8,600,000	d	United States Treasury Bill	0.060	05/02/13	8,599,556
7,000,000	d	United States Treasury Bill	0.100	05/30/13	6,999,286
67,100,000	d	United States Treasury Bill	0.076-0.090	06/06/13	67,093,558
8,700,000		United States Treasury Bill	0.080-0.085	06/13/13	8,698,982
6,500,000		United States Treasury Bill	0.090	06/27/13	6,498,901
1,600,000		United States Treasury Bill	0.065	07/05/13	1,599,715
58,800,000	d	United States Treasury Bill	0.090	07/18/13	58,786,770
7,100,000		United States Treasury Bill	0.075-0.100	07/25/13	7,098,353
9,300,000		United States Treasury Bill	0.088-0.091	09/05/13	9,296,252

		TOTAL TREASURY DEBT			215,049,882

		TOTAL SHORT-TERM INVESTMENTS			240,049,153

		(Cost $240,041,163)

		TOTAL INVESTMENTS - 114.4%			1,490,353,456
		(Cost $1,443,836,001)
		OTHER ASSETS & LIABILITIES, NET - (14.4)%			(187,131,090)

		NET ASSETS - 100.0%			$1,303,222,366

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities amounted to $233,350,231 or 17.9% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond.

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 11.2%

AUTOMOBILES & COMPONENTS - 0.9%
$11,637,209	i	Allison Transmission Holdings, Inc	4.250%	08/23/19	$11,793,962
8,866,939	i	Chrysler Group LLC	6.000	05/24/17	9,022,111

		TOTAL AUTOMOBILES & COMPONENTS			20,816,073

CAPITAL GOODS - 1.3%
11,144,000	i	FMG Resources August 2006 Pty Ltd	5.250	10/18/17	11,270,373
8,155,000	i	Generac Power Systems, Inc	6.250	05/30/18	8,321,525
9,875,250	i	Sequa Corp	5.250	05/19/17	10,030,390
822,938	i	Silver II Borrower S.C.A	4.000	12/13/19	828,953

		TOTAL CAPITAL GOODS			30,451,241

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
14,925,000	i	Pilot Corp	4.250	08/07/19	15,088,279

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			15,088,279

CONSUMER DURABLES & APPAREL - 0.1%
2,830,000	i	PVH Corp	3.250	02/13/20	2,858,017

		TOTAL CONSUMER DURABLES & APPAREL			2,858,017

CONSUMER SERVICES - 1.6%
9,100,000	i	ARAMARK Corp	3.500	09/07/19	9,179,534
2,243,199	i	Burger King Corp	3.750	09/28/19	2,268,838
5,386,500	i	MGM Resorts International	4.250	12/20/19	5,469,991
12,468,750	i	Peninsula Gaming LLC	5.750	11/20/17	12,671,367
3,850,506	i	Penn National Gaming, Inc	3.750	07/14/18	3,879,346
2,144,225	i	Wendy’s International, Inc	4.750	05/15/19	2,164,767

		TOTAL CONSUMER SERVICES			35,633,843

DIVERSIFIED FINANCIALS - 0.2%
3,584,250	i	Fox Acquisition Sub LLC	5.500	07/14/17	3,643,605

		TOTAL DIVERSIFIED FINANCIALS			3,643,605

ENERGY - 0.7%
16,872,532	i	Arch Coal, Inc	5.750	05/16/18	17,148,904

		TOTAL ENERGY			17,148,904

FOOD & STAPLES RETAILING - 0.1%
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,070,000

		TOTAL FOOD & STAPLES RETAILING			2,070,000

FOOD, BEVERAGE & TOBACCO - 0.2%
4,987,500	i	Del Monte Foods Co	4.500	03/08/18	5,028,797

		TOTAL FOOD, BEVERAGE & TOBACCO			5,028,797

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
$6,649,834	i	Biomet, Inc	3.967%	07/25/17	$6,721,851
12,673,200	i	Capsugel Holdings US, Inc	4.750	08/01/18	12,871,282
7,980,000	i	DaVita, Inc	4.000	11/01/19	8,053,576

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			27,646,709

INSURANCE - 0.6%
14,064,750	i	Compass Investors, Inc	5.000	12/27/19	14,205,397

		TOTAL INSURANCE			14,205,397

MATERIALS - 0.4%
8,775,000	h,i	Tronox Pigments BV	1.000	03/19/20	8,891,971

		TOTAL MATERIALS			8,891,971

MEDIA - 0.5%
5,472,500	i	MTL Publishing LLC	4.250	06/29/18	5,525,857
4,932,630	i	Univision Communications, Inc	5.000	03/01/20	4,956,504

		TOTAL MEDIA			10,482,361

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
4,596,124	i	NBTY, Inc	4.250	10/01/17	4,647,830
3,990,000	i	Valeant Pharmaceuticals International, Inc	4.000	02/13/19	4,033,451
4,987,500	i	Valeant Pharmaceuticals International, Inc	4.000	12/11/19	5,041,515

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			13,722,796

RETAILING - 0.6%
13,905,000	i	Academy Ltd	4.750	08/03/18	14,088,407

		TOTAL RETAILING			14,088,407

SOFTWARE & SERVICES - 1.1%
6,375,703	i	IMS Health, Inc	3.750	09/01/17	6,437,866
4,975,000	i	Lawson Software, Inc	5.250	04/05/18	5,050,869
4,014,938	i	RP Crown Parent LLC	6.750	12/14/18	4,090,218
3,850,000	i	RP Crown Parent LLC	11.250	12/14/19	4,021,633
4,488,750	i	SunGard Data Systems, Inc	4.500	01/31/20	4,541,134

		TOTAL SOFTWARE & SERVICES			24,141,720

TELECOMMUNICATION SERVICES - 0.2%
3,945,188	i	Windstream Corp	4.000	08/08/19	3,996,988

		TOTAL TELECOMMUNICATION SERVICES			3,996,988

UTILITIES - 0.2%
4,477,500	i	Calpine Corp	4.000	10/09/19	4,533,469

		TOTAL UTILITIES			4,533,469

		TOTAL BANK LOAN OBLIGATIONS			254,448,577

		(Cost $250,072,742)

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 83.8%

CORPORATE BONDS - 83.8%

AUTOMOBILES & COMPONENTS - 0.8%
$5,000,000		DaimlerChrysler Group LLC	8.000%	06/15/19	$5,481,250
3,250,000		Delphi Corp	5.000	02/15/23	3,436,875
7,600,000		Goodyear Tire & Rubber Co	6.500	03/01/21	7,837,500

		TOTAL AUTOMOBILES & COMPONENTS			16,755,625

BANKS - 1.0%
1,683,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	1,880,753
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	2,986,955
900,000		Regions Bank	6.450	06/26/37	974,250
450,000		Regions Financial Corp	7.375	12/10/37	504,000
9,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	9,567,256
4,000,000	i	Royal Bank of Scotland Group plc	7.640	12/30/49	3,560,000
4,000,000	i	Royal Bank of Scotland Group plc	7.648	12/30/49	4,160,000

		TOTAL BANKS			23,633,214

CAPITAL GOODS - 6.5%
3,175,000		Access Midstream Partners LP	4.875	05/15/23	3,135,313
2,875,000		Alliant Techsystems, Inc	6.875	09/15/20	3,097,813
2,300,000		Anixter, Inc	5.625	05/01/19	2,443,750
4,250,000		Case New Holland, Inc	7.875	12/01/17	4,972,500
4,000,000		Chesapeake Midstream Partners LP	6.125	07/15/22	4,290,000
5,000,000	g	Crown Americas LLC	4.500	01/15/23	4,850,000
14,000,000	g,o	EPE Holdings LLC	8.125	12/15/17	14,700,000
3,610,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	3,781,475
5,250,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	5,663,437
6,300,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	6,599,250
6,250,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	6,796,875
4,450,000	g	Hyva Global BV	8.625	03/24/16	4,450,000
3,700,000	g	Rexel S.A.	6.125	12/15/19	3,894,250
9,250,000	g,h	Rexel S.A.	5.250	06/15/20	9,365,625
3,375,000	g	Schaeffler Finance BV	7.750	02/15/17	3,801,094
8,275,000	g	Schaeffler Finance BV	8.500	02/15/19	9,412,813
3,000,000		Seagate HDD Cayman	7.750	12/15/18	3,288,750
5,000,000		Seagate HDD Cayman	6.875	05/01/20	5,375,000
11,975,000		Seagate HDD Cayman	7.000	11/01/21	12,992,875
3,158,000	g	Sealed Air Corp	8.125	09/15/19	3,572,487
1,600,000	g	Sealed Air Corp	6.500	12/01/20	1,752,000
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,760,910
2,285,000	g	Sealed Air Corp	5.250	04/01/23	2,293,569
3,250,000	g	Silver II Borrower	7.750	12/15/20	3,461,250
2,250,000		SPX Corp	6.875	09/01/17	2,503,125
7,574,000		Tomkins LLC	9.000	10/01/18	8,435,542
4,700,000		UR Merger Sub Corp	8.250	02/01/21	5,322,750

		TOTAL CAPITAL GOODS			145,012,453

COMMERCIAL & PROFESSIONAL SERVICES - 2.3%
2,500,000	g	American Achievement Corp	10.875	04/15/16	2,425,000
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,414,875
1,925,000	g	Clean Harbors, Inc	5.125	06/01/21	1,970,719

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,325,000		RR Donnelley & Sons Co	7.875%	03/15/21	$7,636,312
4,025,000		RR Donnelley & Sons Co	8.250	03/15/19	4,347,000
4,000,000		Scientific Games International, Inc	6.250	09/01/20	4,070,000
2,700,000		ServiceMaster Co	8.000	02/15/20	2,895,750
9,700,000	g	ServiceMaster Co	7.000	08/15/20	10,039,500
3,000,000		United Rentals North America, Inc	7.375	05/15/20	3,330,000
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,156,938
3,334,000		Visant Corp	10.000	10/01/17	3,042,275

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			51,328,369

CONSUMER DURABLES & APPAREL - 1.4%
4,500,000		Beazer Homes USA, Inc	6.625	04/15/18	4,860,000
4,750,000		DR Horton, Inc	4.750	02/15/23	4,755,937
3,525,000		Hanesbrands, Inc	6.375	12/15/20	3,837,844
2,250,000	g	Levi Strauss & Co	6.875	05/01/22	2,463,750
3,900,000		Levi Strauss & Co	6.875	05/01/22	4,270,500
9,470,000		Libbey Glass, Inc	6.875	05/15/20	10,215,763
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,130,750

		TOTAL CONSUMER DURABLES & APPAREL			32,534,544

CONSUMER SERVICES - 4.8%
10,526,000		Ameristar Casinos, Inc	7.500	04/15/21	11,539,127
3,375,000	g	ARAMARK Corp	5.750	03/15/20	3,450,937
3,950,000	g	BC Luxco S.A.	7.375	01/29/20	4,088,250
15,227,000	g	Boyd Gaming Corp	9.000	07/01/20	15,836,080
1,000,000		Caesars Entertainment Operating Co, Inc	11.250	06/01/17	1,063,750
4,500,000		DineEquity, Inc	9.500	10/30/18	5,130,000
750,000		Harrahs Operating Co, Inc	12.750	04/15/18	585,000
3,684,000		Marina District Finance Co, Inc	9.500	10/15/15	3,794,520
1,000,000		MGM Resorts International	10.000	11/01/16	1,192,500
3,500,000		MGM Resorts International	11.375	03/01/18	4,453,750
4,250,000	g	MGM Resorts International	6.750	10/01/20	4,505,000
9,525,000		MGM Resorts International	6.625	12/15/21	9,989,344
12,500,000		MGM Resorts International	7.750	03/15/22	13,875,000
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	4,975,000
3,000,000		Royal Caribbean Cruises Ltd	5.250	11/15/22	3,037,500
14,435,000	g	Six Flags Entertainment Corp	5.250	01/15/21	14,453,044
3,400,000	g	Speedway Motorsports, Inc	6.750	02/01/19	3,629,500
3,500,000		Speedway Motorsports, Inc	6.750	02/01/19	3,736,250

		TOTAL CONSUMER SERVICES			109,334,552

DIVERSIFIED FINANCIALS - 4.0%
4,000,000		CIT Group, Inc	5.250	03/15/18	4,320,000
2,000,000	g	CIT Group, Inc	6.625	04/01/18	2,280,000
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,292,500
2,000,000		General Motors Acceptance Corp LLC	8.000	11/01/31	2,520,000
3,000,000	g	General Motors Financial Co, Inc	4.750	08/15/17	3,128,787
7,000,000		GMAC, Inc	8.000	03/15/20	8,680,000
4,000,000		GMAC, Inc	7.500	09/15/20	4,880,000
7,000,000		GMAC, Inc	8.000	11/01/31	8,855,000
16,068,000	g,i	ILFC E-Capital Trust I	4.540	12/21/65	14,059,500
2,232,000		International Lease Finance Corp	8.750	03/15/17	2,625,390

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$8,000,000		International Lease Finance Corp	6.250%	05/15/19	$8,760,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,410,000
9,500,000		International Lease Finance Corp	4.625	04/15/21	9,476,250
14,000,000		International Lease Finance Corp	5.875	08/15/22	15,089,368

		TOTAL DIVERSIFIED FINANCIALS			92,376,795

ENERGY - 12.1%
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,040,000
5,000,000		Arch Coal, Inc	7.000	06/15/19	4,512,500
3,700,000	g	Ashland, Inc	6.875	05/15/43	3,996,000
3,855,000		Bill Barrett Corp	7.625	10/01/19	4,095,938
3,500,000		Chaparral Energy, Inc	8.250	09/01/21	3,963,750
7,400,000		Chaparral Energy, Inc	7.625	11/15/22	8,084,500
10,000,000	h	Chesapeake Energy Corp	5.375	06/15/21	10,037,500
4,546,000	h	Chesapeake Energy Corp	5.750	03/15/23	4,608,508
7,106,000		Cimarex Energy Co	5.875	05/01/22	7,621,185
4,200,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	4,494,000
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,085,000
11,450,000		Concho Resources, Inc	5.500	04/01/23	11,879,375
1,500,000		Consol Energy Inc	8.250	04/01/20	1,661,250
1,820,000		Continental Resources, Inc	7.125	04/01/21	2,061,150
5,195,000		Continental Resources, Inc	5.000	09/15/22	5,519,687
5,840,000	g	Crosstex Energy LP	7.125	06/01/22	6,190,400
6,800,000		Crosstex Energy, Inc	8.875	02/15/18	7,361,000
4,000,000		Denbury Resources, Inc	4.625	07/15/23	3,860,000
7,700,000	g	Drill Rigs Holdings, Inc	6.500	10/01/17	7,777,000
9,250,000		EP Energy LLC	9.375	05/01/20	10,683,750
3,780,000		EP Energy LLC	7.750	09/01/22	4,176,900
12,900,000	g	Exterran Partners LP	6.000	04/01/21	12,851,625
13,300,000	g	Halcon Resources Corp	8.875	05/15/21	14,330,750
6,750,000		Linn Energy LLC	6.500	05/15/19	7,062,188
9,600,000	g	Linn Energy LLC	6.250	11/01/19	9,816,000
875,000		Linn Energy LLC	8.625	04/15/20	964,688
1,000,000		Linn Energy LLC	7.750	02/01/21	1,072,500
2,560,000		MarkWest Energy Partners LP	6.750	11/01/20	2,796,800
2,925,000		MarkWest Energy Partners LP	6.250	06/15/22	3,151,688
2,800,000		Newfield Exploration Co	6.875	02/01/20	3,003,000
2,300,000		Newfield Exploration Co	5.750	01/30/22	2,461,000
4,800,000		Peabody Energy Corp	6.000	11/15/18	5,100,000
1,000,000		Peabody Energy Corp	6.500	09/15/20	1,065,000
3,000,000		Peabody Energy Corp	4.750	12/15/41	2,445,000
13,925,000		Plains Exploration & Production Co	6.500	11/15/20	15,387,125
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,844,888
4,841,000		Precision Drilling Trust	6.625	11/15/20	5,167,767
1,765,000		QEP Resources, Inc	5.375	10/01/22	1,831,187
2,335,000		Questar Market Resources, Inc	6.875	03/01/21	2,656,062
1,000,000		Range Resources Corp	6.750	08/01/20	1,100,000
2,665,000		Range Resources Corp	5.000	08/15/22	2,718,300
5,400,000		Regency Energy Partners LP	6.500	07/15/21	5,940,000
4,685,000	g	Rockies Express Pipeline LLC	6.000	01/15/19	4,591,300
2,000,000		SandRidge Energy, Inc	8.750	01/15/20	2,155,000
5,175,000		SandRidge Energy, Inc	7.500	03/15/21	5,382,000

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,150,000		SandRidge Energy, Inc	7.500%	02/15/23	$4,305,625
8,850,000		SESI LLC	7.125	12/15/21	9,900,937
4,000,000		SM Energy Co	6.500	11/15/21	4,370,000
5,795,000		SM Energy Co	6.500	01/01/23	6,345,525
9,050,000		Tesoro Corp	5.375	10/01/22	9,434,625
4,250,000		WPX Energy, Inc	5.250	01/15/17	4,451,875
4,000,000		WPX Energy, Inc	6.000	01/15/22	4,190,000

		TOTAL ENERGY			273,601,848

FOOD & STAPLES RETAILING - 0.7%
3,939,000		New Albertsons, Inc	7.450	08/01/29	3,156,124
3,730,000		New Albertsons, Inc	8.000	05/01/31	3,021,300
3,500,000		Rite Aid Corp	9.250	03/15/20	3,950,625
2,000,000		Rite Aid Corp	8.000	08/15/20	2,260,000
3,800,000		Stater Bros Holdings, Inc	7.375	11/15/18	4,061,250

		TOTAL FOOD & STAPLES RETAILING			16,449,299

FOOD, BEVERAGE & TOBACCO - 2.3%
6,575,000		Del Monte Foods Co	7.625	02/15/19	6,821,562
9,000,000	g,h	Hawk Acquisition Sub, Inc	4.250	10/15/20	9,011,250
13,885,000		Post Holdings, Inc	7.375	02/15/22	15,186,719
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	6,004,810
9,775,000	g	Tonon Bioenergia S.A.	9.250	01/24/20	9,970,500
5,000,000	g	USJ Acucar e Alcool S.A.	9.875	11/09/19	5,675,000

		TOTAL FOOD, BEVERAGE & TOBACCO			52,669,841

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
1,644,000		Apria Healthcare Group, Inc	12.375	11/01/14	1,676,880
1,625,000		CHS/Community Health Systems	5.125	08/15/18	1,702,188
14,950,000		CHS/Community Health Systems	8.000	11/15/19	16,557,125
5,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	5,564,318
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,487,500
705,000		HCA Holdings, Inc	7.750	05/15/21	785,634
8,000,000		HCA, Inc	6.500	02/15/20	9,025,000
13,600,000		HCA, Inc	7.500	02/15/22	15,640,000
6,800,000		HCA, Inc	5.875	03/15/22	7,327,000
15,000,000		HCA, Inc	5.875	05/01/23	15,600,000
900,000		HCA, Inc	7.500	11/06/33	918,000
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	9,959,000
8,000,000		Kinetic Concepts, Inc	12.500	11/01/19	7,880,000
7,295,000		LifePoint Hospitals, Inc	6.625	10/01/20	7,915,075
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,601,250

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			107,638,970

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
13,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	13,371,094
1,750,000	g	Spectrum Brands Escrow Corp	6.375	11/15/20	1,879,062
1,750,000	g	Spectrum Brands Escrow Corp	6.625	11/15/22	1,898,750
3,000,000		Spectrum Brands, Inc	6.750	03/15/20	3,236,250

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			20,385,156

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 1.0%
$10,300,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375%	04/01/21	$10,506,000
11,250,000	g	Onex USI Aquisition Corp	7.750	01/15/21	11,278,125

		TOTAL INSURANCE			21,784,125

MATERIALS - 7.0%
4,750,000		ArcelorMittal	5.750	08/05/20	5,011,250
4,750,000		ArcelorMittal	6.000	03/01/21	4,993,955
3,700,000		ArcelorMittal	7.500	10/15/39	3,801,750
5,700,000		ArcelorMittal	7.250	03/01/41	5,671,500
4,000,000	g	Ardagh Packaging Finance plc	4.875	11/15/22	3,950,000
5,375,000	g	Belden, Inc	5.500	09/01/22	5,509,375
4,125,000	g	Cemex SAB de C.V.	5.875	03/25/19	4,166,250
12,375,000	g	CommScope, Inc	8.250	01/15/19	13,426,875
2,000,000		Crown Americas LLC	6.250	02/01/21	2,185,000
11,775,000	g	Eldorado Gold Corp	6.125	12/15/20	12,216,563
600,000		Greif, Inc	7.750	08/01/19	699,000
12,855,000	g	Hexion US Finance Corp	6.625	04/15/20	12,887,137
9,425,000		Hexion US Finance Corp	6.625	04/15/20	9,448,562
2,500,000		Lafarge S.A.	7.125	07/15/36	2,662,500
2,750,000		LyondellBasell Industries NV	5.000	04/15/19	3,107,500
1,700,000		LyondellBasell Industries NV	6.000	11/15/21	2,014,500
4,700,000		LyondellBasell Industries NV	5.750	04/15/24	5,510,750
7,200,000		Momentive Performance Materials, Inc	8.875	10/15/20	7,416,000
1,133,000	g	PolyOne Corp	5.250	03/15/23	1,141,498
5,000,000		Rockwood Specialties Group, Inc	4.625	10/15/20	5,125,000
2,778,000	g	Sappi Papier Holding AG.	6.625	04/15/21	2,868,285
2,000,000	g	Sappi Papier Holding GmbH	7.750	07/15/17	2,210,000
5,800,000	g	Sappi Papier Holding GmbH	8.375	06/15/19	6,438,000
800,000	g	Steel Dynamics, Inc	6.125	08/15/19	864,000
650,000	g	Steel Dynamics, Inc	6.375	08/15/22	702,000
5,675,000	g	Steel Dynamics, Inc	5.250	04/15/23	5,753,031
11,140,000	g	Tronox Finance LLC	6.375	08/15/20	10,805,800
4,200,000		United States Steel Corp	7.500	03/15/22	4,399,500
2,645,000	g	USG Corp	7.875	03/30/20	3,008,688
6,750,000		Verso Paper Holdings LLC	11.750	01/15/19	7,290,000
5,600,000		Verso Paper Holdings LLC	8.750	02/01/19	2,646,000

		TOTAL MATERIALS			157,930,269

MEDIA - 7.1%
3,450,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	3,980,438
9,700,000		AMC Entertainment, Inc	8.750	06/01/19	10,645,750
5,375,000		CCO Holdings LLC	8.125	04/30/20	6,006,562
5,450,000		CCO Holdings LLC	6.500	04/30/21	5,763,375
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,102,100
13,700,000		CCO Holdings LLC	5.125	02/15/23	13,289,000
5,400,000	g	CCO Holdings LLC	5.750	09/01/23	5,413,500
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,117,500
9,445,000	g	Cinemark USA, Inc	5.125	12/15/22	9,492,225
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	971,725
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,683,562
5,430,000	g	Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	5,728,650

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,010,000	g	Clear Channel Worldwide Holdings, Inc	6.500%	11/15/22	$2,095,425
10,250,000		CSC Holdings LLC	6.750	11/15/21	11,492,813
3,705,000		DISH DBS Corp	4.625	07/15/17	3,843,938
8,000,000		DISH DBS Corp	6.750	06/01/21	8,880,000
12,000,000		DISH DBS Corp	5.875	07/15/22	12,585,000
9,750,000	g	DISH DBS Corp	5.000	03/15/23	9,591,562
4,075,000		Lamar Media Corp	5.875	02/01/22	4,411,188
8,000,000		Lamar Media Corp	5.000	05/01/23	8,000,000
8,000,000	g	Nielsen Finance LLC	4.500	10/01/20	7,990,000
2,275,000		Regal Entertainment Group	5.750	02/01/25	2,235,187
2,000,000	g	Unitymedia Hessen GmbH & Co KG	7.500	03/15/19	2,187,500
3,600,000	g	Unitymedia Hessen GmbH & Co KG	5.500	01/15/23	3,699,000
1,900,000	g	Univision Communications, Inc	6.750	09/15/22	2,052,000
2,700,000	g	WideOpenWest Finance LLC	10.250	07/15/19	3,003,750

		TOTAL MEDIA			160,261,750

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
7,933,000		Endo Health Solutions, Inc	7.250	01/15/22	8,527,975
7,768,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	8,302,050
1,250,000		Endo Pharmaceuticals Holdings, Inc	7.000	12/15/20	1,334,375
10,000,000	g	Valeant Pharmaceuticals International, Inc	7.250	07/15/22	10,875,000

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			29,039,400

RETAILING - 4.6%
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,350,000
2,000,000		AmeriGas Partners LP	6.250	08/20/19	2,130,000
5,000,000		Asbury Automotive Group, Inc	8.375	11/15/20	5,600,000
2,425,000	g	Automotores Gildemeister S.A.	6.750	01/15/23	2,546,250
2,000,000		AutoNation, Inc	6.750	04/15/18	2,275,000
4,166,000		AutoNation, Inc	5.500	02/01/20	4,520,110
11,950,000	g	BC Mountain LLC	7.000	02/01/21	12,667,000
6,080,000	g	Continental Rubber Of America Corp	4.500	09/15/19	6,216,800
4,180,000		Ferrellgas LP	6.500	05/01/21	4,315,850
10,838,000		Ferrellgas Partners LP	8.625	06/15/20	11,000,570
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,031,156
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,250,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,175,000
1,000,000		Limited Brands, Inc	6.625	04/01/21	1,130,000
4,055,000		Limited Brands, Inc	5.625	02/15/22	4,298,300
8,000,000	g,o	New Academy Finance Co LLC	8.000	06/15/18	8,280,000
11,759,000	g	Penske Automotive Group, Inc	5.750	10/01/22	12,258,758
3,460,000		Sally Holdings LLC	5.750	06/01/22	3,611,375
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,518,750
6,950,000	g	WEX, Inc	4.750	02/01/23	6,724,125

		TOTAL RETAILING			102,899,044

SOFTWARE & SERVICES - 4.4%
7,700,000	g	Ceridian Corp	11.000	03/15/21	8,258,250
5,775,000		Equinix, Inc	4.875	04/01/20	5,818,312
17,429,000		Fidelity National Information Services, Inc	5.000	03/15/22	18,496,526
800,000	g	First Data Corp	7.375	06/15/19	851,000
4,800,000	g	IMS Health, Inc	12.500	03/01/18	5,760,000

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	IMS Health, Inc	6.000%	11/01/20	$2,085,000
7,000,000		Infor US, Inc	9.375	04/01/19	7,936,250
9,225,000	g	NCR Corp	4.625	02/15/21	9,178,875
1,625,000	g	NCR Corp	5.000	07/15/22	1,629,062
8,600,000	g	Sophia LP	9.750	01/15/19	9,589,000
21,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	22,525,000
5,580,000	g	SunGard Data Systems, Inc	6.625	11/01/19	5,761,350
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,167,500

		TOTAL SOFTWARE & SERVICES			100,056,125

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
6,650,000	g	NXP Funding LLC	5.750	02/15/21	6,899,375
4,750,000	g	NXP Funding LLC	5.750	03/15/23	4,845,000
2,500,000		Scientific Games Corp	8.125	09/15/18	2,731,250
5,611,000		Scientific Games Corp	9.250	06/15/19	6,179,114

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			20,654,739

TELECOMMUNICATION SERVICES - 8.8%
4,175,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,191,700
9,500,000		CenturyLink, Inc	5.625	04/01/20	9,713,750
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,360,000
5,000,000		CenturyLink, Inc	5.800	03/15/22	5,062,500
3,200,000		Citizens Communications Co	7.125	03/15/19	3,456,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,839,375
6,650,000		Frontier Communications Corp	8.500	04/15/20	7,531,125
2,000,000		Frontier Communications Corp	7.125	01/15/23	2,025,000
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,277,500
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	6,592,500
4,250,000	g	Intelsat Jackson Holdings S.A.	6.625	12/15/22	4,499,688
11,050,000	g,h	Intelsat Luxembourg S.A.	7.750	06/01/21	11,243,375
6,450,000	g,h	Intelsat Luxembourg S.A.	8.125	06/01/23	6,554,812
750,000	g	Lynx I Corp	5.375	04/15/21	780,000
16,200,000	g	Lynx II Corp	6.375	04/15/23	16,969,500
6,450,000	g	NII International Telecom Sarl	11.375	08/15/19	6,740,250
9,724,000		Sprint Capital Corp	6.900	05/01/19	10,672,090
3,507,000		Sprint Capital Corp	6.875	11/15/28	3,585,907
2,050,000		Sprint Capital Corp	8.750	03/15/32	2,444,625
5,000,000		Sprint Nextel Corp	6.000	12/01/16	5,425,000
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,563,125
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,640,625
16,375,000		Sprint Nextel Corp	6.000	11/15/22	16,825,313
8,638,000		Starz LLC	5.000	09/15/19	8,897,140
13,042,000	g	VimpelCom Holdings BV	5.950	02/13/23	12,960,487
2,750,000	g	Wind Acquisition Finance S.A.	11.750	07/15/17	2,915,000
12,000,000	g	Wind Acquisition Finance S.A.	7.250	02/15/18	12,495,000
2,500,000		Windstream Corp	7.875	11/01/17	2,856,250
2,105,000		Windstream Corp	8.125	09/01/18	2,304,975
2,000,000		Windstream Corp	7.500	04/01/23	2,120,000
8,575,000	g	Windstream Corp	6.375	08/01/23	8,510,688

		TOTAL TELECOMMUNICATION SERVICES			199,053,300

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 2.5%
$4,000,000	g	Bombardier, Inc	7.500%	03/15/18	$4,565,000
6,000,000	g	Bombardier, Inc	7.750	03/15/20	6,900,000
7,825,000	g	Bombardier, Inc	6.125	01/15/23	8,118,438
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,727,000
5,840,000		Gulfmark Offshore, Inc	6.375	03/15/22	6,073,600
8,700,000		Hertz Corp	6.750	04/15/19	9,493,875
5,650,000		Hertz Corp	5.875	10/15/20	5,960,750
2,000,000		Hertz Corp	7.375	01/15/21	2,225,000
8,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	9,014,206
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,696,500

		TOTAL TRANSPORTATION			56,774,369

UTILITIES - 4.7%
5,600,000		AES Corp	8.000	10/15/17	6,587,000
11,145,000		AES Corp	7.375	07/01/21	12,928,200
1,800,000	g	Calpine Corp	7.875	07/31/20	1,971,000
5,400,000	g	Calpine Corp	7.500	02/15/21	5,926,500
7,681,000	g	Calpine Corp	7.875	01/15/23	8,525,910
5,435,000		El Paso Corp	7.750	01/15/32	6,082,618
6,120,000	g	Inergy Midstream LP	6.000	12/15/20	6,364,800
3,000,000		NRG Energy, Inc	7.625	05/15/19	3,240,000
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,386,250
9,320,000		NRG Energy, Inc	7.875	05/15/21	10,368,500
6,750,000	g	NRG Energy, Inc	6.625	03/15/23	7,155,000
8,335,000	g	Sabine Pass Liquefaction LLC	5.625	02/01/21	8,647,563
12,070,000		Sabine Pass LNG LP	7.500	11/30/16	13,337,350
7,445,000	g	Sabine Pass LNG LP	6.500	11/01/20	7,835,862
1,055,000		Suburban Propane Partners LP	7.500	10/01/18	1,144,675
1,900,000		Suburban Propane Partners LP	7.375	08/01/21	2,094,750

		TOTAL UTILITIES			105,595,978

		TOTAL CORPORATE BONDS			1,895,769,765

		(Cost $1,813,077,495)

		TOTAL BONDS			1,895,769,765

		(Cost $1,813,077,495)

SHARES	COMPANY

PREFERRED STOCKS - 0.4%

BANKS - 0.2%
180,000	Regions Financial Corp	6.375	12/30/49	4,595,400

	TOTAL BANKS			4,595,400

DIVERSIFIED FINANCIALS - 0.2%
122,440	GMAC Capital Trust I	8.125	02/15/40	3,271,920

	TOTAL DIVERSIFIED FINANCIALS			3,271,920

	TOTAL PREFERRED STOCKS			7,867,320

	(Cost $7,561,000)

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 4.2%

TREASURY DEBT - 4.2%
$20,000,000	d	United States Cash Management Bill	0.090%	04/15/13	$19,999,300
25,000,000		United States Treasury Bill	0.045	04/04/13	24,999,906
25,000,000		United States Treasury Bill	0.060	05/16/13	24,998,125
26,700,000		United States Treasury Bill	0.088	09/05/13	26,689,240

		TOTAL TREASURY DEBT			96,686,571

		TOTAL SHORT-TERM INVESTMENTS			96,686,571

		(Cost $96,687,142)

		TOTAL INVESTMENTS - 99.6%			2,254,772,233
		(Cost $2,167,398,379)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			8,432,447

		NET ASSETS - 100.0%			$2,263,204,680

d		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on unfunded loan commitment.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities amounted to $743,596,048 or 32.9% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
i		Floating or variable rate security. Coupon rate reflects the rate at period end.
o		Payment in Kind Bond.

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 99.2%

U.S. TREASURY SECURITIES - 99.2%
$35,582,279	k	United States Treasury Inflation Indexed Bonds	1.250%	04/15/14	$36,760,942
56,874,146	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	60,197,758
53,750,135	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	57,332,098
58,109,734	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	61,042,475
41,868,285	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	45,927,541
43,539,304	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	48,522,508
88,557,831	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	94,078,880
41,436,835	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	47,937,238
38,053,920	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	44,389,288
94,280,610	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	101,683,146
33,504,935	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	40,305,398
32,498,189	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	37,888,306
31,314,010	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	36,676,534
31,527,401	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	38,453,592
34,412,822	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	42,126,147
40,727,535	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	48,513,500
62,919,481	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	75,154,363
69,556,861	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	82,001,000
68,379,739	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	78,209,327
67,155,988	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	73,068,871
100,128,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	109,116,090
55,863,360	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	60,258,242
59,066,829	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	79,269,515
39,509,047	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	51,417,310
33,691,939	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	45,849,979
34,100,677	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	43,345,165
35,681,862	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	55,697,175
34,522,809	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	48,224,049
42,002,692	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	68,237,952
12,620,751	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	20,291,794
19,711,616	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	27,767,202
29,195,612	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	41,311,791
43,512,154	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	45,412,417
21,532,465	k	United States Treasury Inflation Indexed Bonds	0.625	02/15/43	21,582,937

		TOTAL U.S. TREASURY SECURITIES			1,868,050,530

		TOTAL GOVERNMENT BONDS			1,868,050,530

		(Cost $1,665,586,004)

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.3%

TREASURY DEBT - 0.3%
$4,200,000	United States Treasury Bill	0.070%	04/25/13	$4,199,804
1,700,000	United States Treasury Bill	0.063	05/02/13	1,699,908

	TOTAL TREASURY DEBT			5,899,712

	TOTAL SHORT-TERM INVESTMENTS			5,899,712

	(Cost $5,899,712)
	TOTAL INVESTMENTS - 99.5%			1,873,950,242
	(Cost $1,671,485,716)
	OTHER ASSETS AND LIABILITIES, NET - 0.5%			10,034,896

	NET ASSETS - 100.0%			$1,883,985,138

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.2%

CAPITAL GOODS - 0.1%
$325,000	h,i	Apex Tool Group LLC	4.500%	02/01/20	$329,154
488,775	i	TransDigm, Inc	3.750	02/28/20	494,885

		TOTAL CAPITAL GOODS			824,039

CONSUMER DURABLES & APPAREL - 0.0%
445,000	i	PVH Corp	3.250	02/13/20	449,406

		TOTAL CONSUMER DURABLES & APPAREL			449,406

CONSUMER SERVICES - 0.2%
1,470,000	i	Ameristar Casinos, Inc	4.000	04/14/18	1,481,025
900,000	i	ARAMARK Corp	3.500	09/07/19	907,866

		TOTAL CONSUMER SERVICES			2,388,891

DIVERSIFIED FINANCIALS - 0.2%
1,938,947	i	TransUnion LLC	4.250	02/10/19	1,963,184

		TOTAL DIVERSIFIED FINANCIALS			1,963,184

FOOD, BEVERAGE & TOBACCO - 0.3%
1,906,653	i	Del Monte Foods Co	4.500	03/08/18	1,922,440
1,666,667	h	HJ Heinz Co	1.000	02/15/19	1,680,784

		TOTAL FOOD, BEVERAGE & TOBACCO			3,603,224

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
1,793,579	i	Fresenius US Finance I, Inc, Term Loan D1	3.250	09/10/14	1,792,467
644,882	i	Fresenius US Finance I, Inc, Term Loan D2	3.250	09/10/14	644,482

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,436,949

TELECOMMUNICATION SERVICES - 0.2%
2,000,000	h,i	Virgin Media Investment Holdings Ltd	1.000	02/08/20	1,990,380

		TOTAL TELECOMMUNICATION SERVICES			1,990,380

		TOTAL BANK LOAN OBLIGATIONS			13,656,073

		(Cost $13,558,171)

BONDS - 93.9%

CORPORATE BONDS - 39.1%

BANKS - 10.1%
2,000,000	g	Abbey National Treasury Services plc	3.875	11/10/14	2,073,436
350,000	g	Akbank TAS	3.875	10/24/17	356,563
7,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	7,352,800
500,000	g,i	Banco Bradesco S.A.	2.390	05/16/14	506,159

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$735,000	g	Banco de Bogota S.A.	5.000%	01/15/17	$787,369
500,000	g	Banco de Credito del Peru	4.750	03/16/16	537,500
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	507,055
5,825,000	g	Banco del Estado de Chile	2.000	11/09/17	5,831,326
788,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	796,038
7,000,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	7,037,380
1,000,000	g	Bank of India	3.625	09/21/18	1,003,740
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	5,018,400
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.250	02/24/14	1,012,567
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,037,948
1,000,000		BB&T Corp	3.200	03/15/16	1,063,426
2,800,000	g	Caixa Economica Federal	2.375	11/06/17	2,720,200
2,000,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	2,010,260
800,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	836,640
750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	793,950
1,000,000		Citigroup, Inc	2.250	08/07/15	1,023,587
997,000		Citigroup, Inc	6.000	12/13/13	1,032,969
4,565,000		Citigroup, Inc	5.000	09/15/14	4,793,387
2,000,000		Citigroup, Inc	1.250	01/15/16	1,997,590
1,000,000		Citigroup, Inc	1.300	04/01/16	999,882
2,550,000		Citigroup, Inc	4.450	01/10/17	2,807,387
759,000		Citigroup, Inc	5.500	02/15/17	844,031
7,000,000	g	Commonwealth Bank of Australia	0.750	01/15/16	6,993,000
250,000		Deutsche Bank AG	3.875	08/18/14	260,328
1,000,000	g	HSBC Bank plc	1.625	08/12/13	1,004,708
825,000	g	HSBC Bank plc	3.100	05/24/16	877,284
900,000		HSBC USA, Inc	2.375	02/13/15	926,028
2,500,000		HSBC USA, Inc	1.625	01/16/18	2,497,672
1,550,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	1,562,581
2,000,000		JPMorgan Chase & Co	1.100	10/15/15	2,002,840
2,297,000		JPMorgan Chase & Co	3.150	07/05/16	2,435,475
2,975,000		JPMorgan Chase & Co	2.000	08/15/17	3,029,395
3,000,000		JPMorgan Chase & Co	1.800	01/25/18	3,015,852
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,591,000
9,000,000		Royal Bank of Canada	1.200	09/19/17	9,029,277
4,280,000	g	State Bank of India	4.125	08/01/17	4,464,186
1,000,000	g	Sumitomo Mitsui Banking Corp	2.150	07/22/13	1,003,946
2,200,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,261,160
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	507,500
500,000		Union Bank NA	2.125	06/16/17	514,637
1,000,000		US Bancorp	1.125	10/30/13	1,003,949
1,000,000		US Bancorp	3.125	04/01/15	1,049,862
500,000		US Bancorp	1.650	05/15/17	509,527
2,000,000		Wells Fargo & Co	1.500	07/01/15	2,033,046
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,609,224
1,000,000		Wells Fargo & Co	1.500	01/16/18	997,921
1,000,000		Westpac Banking Corp	2.100	08/02/13	1,006,076
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,050,191
6,000,000	g	Westpac Banking Corp	2.450	11/28/16	6,314,400
2,700,000	g	Westpac Banking Corp	1.250	12/15/17	2,698,380

		TOTAL BANKS			120,031,035

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CAPITAL GOODS - 0.8%
$2,500,000		Caterpillar Financial Services Corp	1.550%	12/20/13	$2,521,080
1,000,000		Caterpillar Financial Services Corp	0.700	11/06/15	1,000,871
2,125,000		Caterpillar Financial Services Corp	1.250	11/06/17	2,129,252
475,000		Caterpillar, Inc	1.500	06/26/17	482,139
925,000	g	Pentair Finance S.A.	1.350	12/01/15	926,298
775,000	g	Turlock Corp	1.500	11/02/17	777,223
575,000		United Technologies Corp	1.200	06/01/15	583,067
500,000		United Technologies Corp	1.800	06/01/17	515,744

		TOTAL CAPITAL GOODS			8,935,674

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
725,000		eBay, Inc	0.700	07/15/15	728,353
1,100,000		eBay, Inc	1.350	07/15/17	1,112,163
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,507,717
1,000,000		Thomson Corp	5.250	08/15/13	1,017,559
1,000,000		Waste Management, Inc	2.600	09/01/16	1,048,225

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			7,414,017

CONSUMER DURABLES & APPAREL - 0.3%
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,083,750
500,000		Hanesbrands, Inc	6.375	12/15/20	544,375
1,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,115,000

		TOTAL CONSUMER DURABLES & APPAREL			2,743,125

CONSUMER SERVICES - 0.8%
1,000,000		DineEquity, Inc	9.500	10/30/18	1,140,000
1,000,000		GlaxoSmithKline Capital plc	1.500	05/08/17	1,016,988
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,040,993
890,000	g	Transnet Ltd	4.500	02/10/16	934,909
1,000,000		Walt Disney Co	0.450	12/01/15	999,049
3,500,000		Walt Disney Co	1.125	02/15/17	3,502,632
1,000,000		Walt Disney Co	1.100	12/01/17	999,317

		TOTAL CONSUMER SERVICES			9,633,888

DIVERSIFIED FINANCIALS - 7.2%
550,000		American Express Centurion Bank	0.875	11/13/15	549,985
500,000		American Express Centurion Bank	6.000	09/13/17	596,979
1,000,000		American Express Credit Corp	5.875	05/02/13	1,004,354
1,150,000		American Express Credit Corp	1.750	06/12/15	1,175,048
1,000,000		American Express Credit Corp	2.800	09/19/16	1,058,836
1,000,000	g	American Honda Finance Corp	4.625	04/02/13	1,000,000
1,000,000		Bank of America Corp	4.750	08/15/13	1,014,016
2,675,000		Bank of America Corp	3.750	07/12/16	2,845,039
9,350,000		Bank of America Corp	2.000	01/11/18	9,305,522
1,000,000		Bank of New York Mellon Corp	1.200	02/20/15	1,011,320
1,100,000		Bank of New York Mellon Corp	2.300	07/28/16	1,152,312
150,000	i	Bank of New York Mellon Corp	1.969	06/20/17	154,694
3,000,000	g	Barclays Bank plc	2.250	05/10/17	3,128,100
500,000		BlackRock, Inc	3.500	12/10/14	525,099
825,000		BlackRock, Inc	1.375	06/01/15	839,136
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,204,000

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,250,000		Capital One Financial Corp	2.125%	07/15/14	$3,300,833
1,000,000		Capital One Financial Corp	1.000	11/06/15	996,280
1,000,000		Capital One Financial Corp	3.150	07/15/16	1,061,786
750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	802,961
130,000		Credit Suisse	5.000	05/15/13	130,757
500,000		Credit Suisse	5.500	05/01/14	526,022
2,000,000	g	Credit Suisse AG.	1.625	03/06/15	2,038,572
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,792,555
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,333,138
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	962,131
2,600,000		Ford Motor Credit Co LLC	2.375	01/16/18	2,584,790
1,250,000		General Electric Capital Corp	1.875	09/16/13	1,257,892
500,000		General Electric Capital Corp	3.750	11/14/14	525,041
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,051,225
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,069,700
2,500,000		General Electric Capital Corp	1.625	04/02/18	2,489,267
1,375,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,433,473
5,725,000		Goldman Sachs Group, Inc	2.375	01/22/18	5,803,043
500,000		HSBC Finance Corp	4.750	07/15/13	505,993
160,000	g	Hyundai Capital America, Inc	3.750	04/06/16	169,698
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	216,142
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,064,136
150,000	g	International Lease Finance Corp	6.500	09/01/14	159,750
200,000		International Lease Finance Corp	5.750	05/15/16	216,000
200,000		International Lease Finance Corp	3.875	04/15/18	199,500
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,045,000
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,035,278
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,012,923
1,800,000		Morgan Stanley	1.750	02/25/16	1,814,017
4,000,000		Morgan Stanley	4.750	03/22/17	4,412,092
1,000,000		National Rural Utilities Cooperative Finance Corp	1.000	02/02/15	1,009,538
275,000		Northern Trust Corp	4.625	05/01/14	287,586
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	521,137
225,000		State Street Corp	4.300	05/30/14	235,141
1,000,000		Toyota Motor Credit Corp	1.000	02/17/15	1,008,444
500,000		Toyota Motor Credit Corp	2.050	01/12/17	517,231
582,000		UBS AG.	2.250	08/12/13	584,747
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,052,736
1,000,000	g	Volkswagen International Finance NV	1.625	08/12/13	1,004,260

		TOTAL DIVERSIFIED FINANCIALS			85,795,255

ENERGY - 3.1%
250,000		Apache Corp	1.750	04/15/17	254,357
2,000,000	g	Ashland, Inc	3.000	03/15/16	2,030,000
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,027,917
530,000		BP Capital Markets plc	3.200	03/11/16	564,574
2,000,000		BP Capital Markets plc	1.846	05/05/17	2,050,184
2,000,000		Chevron Corp	1.104	12/05/17	2,001,694
350,000		ConocoPhillips	4.600	01/15/15	374,949
500,000		Devon Energy Corp	5.625	01/15/14	519,536
625,000		Devon Energy Corp	1.875	05/15/17	631,075
378,150		Dolphin Energy Ltd	5.888	06/15/19	429,200

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$390,000	g	Empresa Nacional del Petroleo	4.875%	03/15/14	$400,249
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,206,004
500,000	g	Gaz Capital S.A.	7.510	07/31/13	510,300
5,350,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	5,723,644
500,000	g	KazMunaiGaz Finance Sub BV	8.375	07/02/13	507,585
750,000	g	Korea National Oil Corp	3.125	04/03/17	789,524
350,000		Marathon Petroleum Corp	3.500	03/01/16	373,957
2,000,000		Newfield Exploration Co	6.875	02/01/20	2,145,000
375,000		Noble Holding International Ltd	3.450	08/01/15	392,753
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,593,874
500,000	g	Novatek Finance Ltd	5.326	02/03/16	535,125
500,000		Occidental Petroleum Corp	2.500	02/01/16	526,538
750,000		Petrobras International Finance Co	2.875	02/06/15	765,572
975,000		Petrobras International Finance Co	3.875	01/27/16	1,020,324
925,000		Petrobras International Finance Co	3.500	02/06/17	955,056
500,000		Petroleos Mexicanos	4.875	03/15/15	535,000
400,000		Phillips 66	1.950	03/05/15	408,787
2,400,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	2,412,000
500,000		Shell International Finance BV	3.100	06/28/15	528,480
100,000		Statoil ASA	2.900	10/15/14	103,761
750,000		Statoil ASA	1.200	01/17/18	752,608
1,000,000		Total Capital Canada Ltd	1.625	01/28/14	1,010,200
500,000		Total Capital Canada Ltd	1.450	01/15/18	504,510
750,000		Total Capital International S.A.	1.500	02/17/17	762,914
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,140,943
475,000		Valero Energy Corp	4.500	02/01/15	505,961
250,000		XTO Energy, Inc	4.625	06/15/13	251,983

		TOTAL ENERGY			36,246,138

FOOD & STAPLES RETAILING - 0.4%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,131,873
488,000		CVS Caremark Corp	5.750	06/01/17	577,089
2,000,000		Ingles Markets, Inc	8.875	05/15/17	2,097,500
1,000,000		Kroger Co	5.000	04/15/13	1,001,538

		TOTAL FOOD & STAPLES RETAILING			4,808,000

FOOD, BEVERAGE & TOBACCO - 1.5%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	742,848
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	529,870
2,075,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,092,276
2,000,000		Coca-Cola Co	0.750	03/13/15	2,010,206
600,000		Coca-Cola Co	1.800	09/01/16	620,272
1,000,000		Coca-Cola Enterprises, Inc	1.125	11/12/13	1,004,424
225,000		ConAgra Foods, Inc	1.300	01/25/16	226,778
2,000,000		Constellation Brands, Inc	8.375	12/15/14	2,212,500
135,000		General Mills, Inc	5.200	03/17/15	146,651
1,650,000		General Mills, Inc	0.875	01/29/16	1,655,562
2,000,000		HJ Heinz Co	1.500	03/01/17	2,019,000
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,022,943
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,050,295
150,000		Philip Morris International, Inc	4.875	05/16/13	150,834
250,000		Philip Morris International, Inc	6.875	03/17/14	265,607

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		TreeHouse Foods, Inc	7.750%	03/01/18	$2,167,500

		TOTAL FOOD, BEVERAGE & TOBACCO			17,917,566

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
200,000		Becton Dickinson and Co	1.750	11/08/16	205,401
500,000		Covidien International Finance S.A.	1.350	05/29/15	507,198
600,000		Express Scripts Holding Co	2.100	02/12/15	612,946
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,145,000
1,000,000		HCA, Inc	6.500	02/15/16	1,095,000
904,000		McKesson Corp	3.250	03/01/16	968,846
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,042,593
1,000,000		Thermo Fisher Scientific, Inc	2.050	02/21/14	1,012,610
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	256,024

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,845,618

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,062,971
375,000		Ecolab, Inc	1.450	12/08/17	372,387
2,000,000		Spectrum Brands Holdings, Inc	9.500	06/15/18	2,265,000

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,700,358

INSURANCE - 2.1%
750,000		Aetna, Inc	1.500	11/15/17	751,802
1,000,000		American International Group, Inc	3.650	01/15/14	1,023,319
750,000		Berkshire Hathaway, Inc	1.900	01/31/17	773,693
5,000,000		Berkshire Hathaway, Inc	1.550	02/09/18	5,062,085
675,000		Hartford Financial Services Group, Inc	4.000	10/15/17	747,592
6,775,004	g	Hospital for Special Surgery	3.500	01/01/23	7,374,185
2,000,000		MetLife, Inc	2.375	02/06/14	2,031,884
400,000		Principal Financial Group, Inc	1.850	11/15/17	404,163
1,000,000		Prudential Financial, Inc	3.875	01/14/15	1,052,130
1,000,000		Prudential Financial, Inc	6.000	12/01/17	1,193,120
550,000		UnitedHealth Group, Inc	0.850	10/15/15	551,667
2,425,000		UnitedHealth Group, Inc	1.400	10/15/17	2,442,584
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,593,785

		TOTAL INSURANCE			25,002,009

MATERIALS - 2.1%
2,000,000		Airgas, Inc	2.850	10/01/13	2,021,724
40,000		Airgas, Inc	4.500	09/15/14	42,102
1,665,000	g	Anglo American Capital plc	2.150	09/27/13	1,674,157
675,000		ArcelorMittal	4.250	08/05/15	701,561
250,000		ArcelorMittal	5.000	02/25/17	261,625
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,061,083
300,000		Corning, Inc	1.450	11/15/17	301,270
2,000,000		Crown Americas LLC	6.250	02/01/21	2,185,000
1,000,000		E.I. du Pont de Nemours & Co	3.250	01/15/15	1,048,831
1,324,000		Graphic Packaging International, Inc	7.875	10/01/18	1,459,710
2,000,000		International Paper Co	5.300	04/01/15	2,161,702
5,000,000		Praxair, Inc	1.050	11/07/17	4,987,705
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	518,700
1,000,000		Rio Tinto Finance USA plc	1.625	08/21/17	1,008,890

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,750,000		Sherwin-Williams Co	1.350%	12/15/17	$1,756,757
2,000,000	g	Sociedad Quimica y Minera de Chile S.A.	6.125	04/15/16	2,194,828
1,000,000		Teck Resources Ltd	2.500	02/01/18	1,009,302

		TOTAL MATERIALS			24,394,947

MEDIA - 1.4%
2,000,000		CCO Holdings LLC	6.500	04/30/21	2,115,000
2,000,000		DIRECTV Holdings LLC	2.400	03/15/17	2,051,326
1,010,000		DISH DBS Corp	4.625	07/15/17	1,047,875
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,063,750
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,145,000
1,000,000		Lamar Media Corp	7.875	04/15/18	1,088,750
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	626,108
1,000,000		NBC Universal Media LLC	3.650	04/30/15	1,059,253
2,000,000		TCI Communications, Inc	8.750	08/01/15	2,362,038
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,066,480
250,000		Time Warner, Inc	3.150	07/15/15	263,288
1,000,000		Viacom, Inc	1.250	02/27/15	1,007,030
1,000,000		Viacom, Inc	3.500	04/01/17	1,069,028

		TOTAL MEDIA			16,964,926

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,500,000	g	AbbVie, Inc	1.200	11/06/15	1,511,654
1,200,000	g	AbbVie, Inc	1.750	11/06/17	1,214,593
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	1,005,305
600,000		Johnson & Johnson	2.150	05/15/16	628,025
120,000		Life Technologies Corp	3.500	01/15/16	125,245
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,044,227
1,000,000	g	Mylan, Inc	7.625	07/15/17	1,111,650
2,000,000	g	Mylan, Inc	6.000	11/15/18	2,196,182
1,000,000		NBTY, Inc	9.000	10/01/18	1,117,500
180,000		Novartis Capital Corp	4.125	02/10/14	185,526
500,000		Novartis Capital Corp	2.900	04/24/15	524,373
500,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	505,831

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			11,170,111

REAL ESTATE - 0.1%
75,000		AMB Property LP	7.625	08/15/14	81,076
1,000,000	g	Simon Property Group LP	1.500	02/01/18	996,511
100,000		Ventas Realty LP	3.125	11/30/15	105,706
525,000		Ventas Realty LP	2.000	02/15/18	527,975

		TOTAL REAL ESTATE			1,711,268

RETAILING - 0.8%
250,000	g	Automotores Gildemeister S.A.	8.250	05/24/21	278,125
2,000,000		Limited Brands, Inc	5.250	11/01/14	2,110,000
2,212,000		Macy’s Retail Holdings, Inc	5.750	07/15/14	2,346,312
1,000,000	g	QVC, Inc	7.500	10/01/19	1,105,159
2,300,000		Target Corp	1.125	07/18/14	2,323,964
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,022,571

		TOTAL RETAILING			9,186,131

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 1.3%
$5,000,000		International Business Machines Corp	0.750%	05/11/15	$5,032,865
1,610,000		International Business Machines Corp	1.950	07/22/16	1,670,010
1,075,000		International Business Machines Corp	1.250	02/06/17	1,085,710
650,000		Microsoft Corp	1.625	09/25/15	668,049
4,775,000		Microsoft Corp	0.875	11/15/17	4,757,777
1,000,000		Oracle Corp	4.950	04/15/13	1,001,525
1,050,000		Oracle Corp	1.200	10/15/17	1,051,155
150,000		SunGard Data Systems, Inc	4.875	01/15/14	153,000

		TOTAL SOFTWARE & SERVICES			15,420,091

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
250,000		Amphenol Corp	4.750	11/15/14	264,844
250,000	g	CC Holdings GS V LLC	2.381	12/15/17	251,617
8,000,000		General Electric Co	0.850	10/09/15	8,026,688
1,000,000		Jabil Circuit, Inc	7.750	07/15/16	1,151,250
1,500,000		Seagate Technology HDD Holdings	6.800	10/01/16	1,695,000
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,011,855

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			12,401,254

TELECOMMUNICATION SERVICES - 1.1%
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,028,672
1,000,000		AT&T, Inc	2.500	08/15/15	1,038,669
1,000,000		AT&T, Inc	2.950	05/15/16	1,057,975
425,000		AT&T, Inc	1.400	12/01/17	422,047
1,000,000		Cellco Partnership	7.375	11/15/13	1,040,866
1,000,000		France Telecom S.A.	2.125	09/16/15	1,026,059
1,000,000	g	Sprint Nextel Corp	9.000	11/15/18	1,236,250
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	1,020,843
850,000		Telecom Italia Capital S.A.	6.175	06/18/14	889,244
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,042,340
190,000		Verizon Communications, Inc	5.250	04/15/13	190,310
3,000,000		Verizon Communications, Inc	0.700	11/02/15	2,985,030
250,000		Windstream Corp	8.125	08/01/13	255,000

		TOTAL TELECOMMUNICATION SERVICES			13,233,305

TRANSPORTATION - 0.6%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	360,597
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,005,307
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	3,017,460
400,000	g	Hertz Corp	4.250	04/01/18	407,500
2,475,000		United Parcel Service, Inc	1.125	10/01/17	2,491,285

		TOTAL TRANSPORTATION			7,282,149

UTILITIES - 1.9%
500,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	508,750
750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	805,312
2,000,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	2,011,000
1,000,000		AES Corp	7.750	03/01/14	1,052,500
180,000		Alliant Energy Corp	4.000	10/15/14	188,659
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,157,256

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Commonwealth Edison Co	4.700%	04/15/15	$1,080,699
1,000,000		Dominion Resources, Inc	1.800	03/15/14	1,011,063
2,000,000		Dominion Resources, Inc	1.400	09/15/17	2,003,870
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	516,038
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,972,419
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	612,562
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	208,654
1,000,000		Northeast Utilities	5.650	06/01/13	1,008,260
2,950,000		ONEOK Partners LP	2.000	10/01/17	2,981,102
500,000		Pepco Holdings, Inc	2.700	10/01/15	518,426
500,000		PG&E Corp	5.750	04/01/14	523,698
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	531,250
2,000,000		Sempra Energy	2.300	04/01/17	2,078,794
250,000		Veolia Environnement	5.250	06/03/13	251,546
450,000		Williams Partners LP	3.800	02/15/15	473,876

		TOTAL UTILITIES			22,495,734

		TOTAL CORPORATE BONDS			463,332,599

		(Cost $454,533,008)

GOVERNMENT BONDS - 30.6%

AGENCY SECURITIES - 7.7%
1,000,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,003,164
3,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	3,011,985
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/27/17	20,053,560
6,500,000		Federal National Mortgage Association (FNMA)	1.250	08/20/13	6,527,729
1,000,000		FNMA	2.500	05/15/14	1,025,800
25,000,000		FNMA	1.125	06/27/14	25,285,750
2,000,000		FNMA	3.000	09/16/14	2,081,942
20,000,000		FNMA	0.500	07/02/15	20,062,080
2,000,000		Private Export Funding Corp (PEFCO)	3.550	04/15/13	2,003,038
10,000,000		PEFCO	1.375	02/15/17	10,260,060

		TOTAL AGENCY SECURITIES			91,315,108

FOREIGN GOVERNMENT BONDS - 6.5%
1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,088,743
3,014,000		Eksportfinans ASA	2.000	09/15/15	2,893,705
300,000		Export-Import Bank of Korea	8.125	01/21/14	316,842
225,000		Export-Import Bank of Korea	4.125	09/09/15	240,869
1,750,000		Export-Import Bank of Korea	1.250	11/20/15	1,751,078
500,000		Export-Import Bank of Korea	3.750	10/20/16	540,052
925,000		Export-Import Bank of Korea	1.750	02/27/18	922,187
3,500,000		FMS Wertmanagement AoeR	1.000	11/21/17	3,499,650
1,250,000		Hungary Government International Bond	4.125	02/19/18	1,193,750
2,500,000		Hydro Quebec	1.375	06/19/17	2,533,000
1,250,000		Hydro-Quebec	7.500	04/01/16	1,492,625
1,000,000	g	Iceland Government International Bond	4.875	06/16/16	1,066,250
370,000	g	Indonesia Government International Bond	6.875	03/09/17	430,125
10,000,000	g,i	Kommunalbanken AS.	0.469	02/20/18	9,985,630
10,000,000	g	Kommunalbanken AS.	1.000	03/15/18	9,919,800
7,000,000		Korea Development Bank	1.000	01/22/16	6,943,125

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,000,000		Korea Development Bank	1.500%	01/22/18	$6,898,962
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	437,932
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	245,371
400,000	g	Lithuania Government International Bond	5.125	09/14/17	443,000
420,000		Poland Government International Bond	3.875	07/16/15	445,389
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,225,060
2,000,000		Province of Nova Scotia Canada	2.375	07/21/15	2,083,600
1,500,000		Province of Nova Scotia Canada	8.875	03/15/16	1,829,742
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,362,111
791,000	g	Qatar Government International Bond	4.000	01/20/15	833,714
1,000,000	g	Qatar Government International Bond	3.125	01/20/17	1,057,500
550,000		Republic of Italy	4.500	01/21/15	571,238
500,000		Republic of Korea	5.750	04/16/14	525,133
2,000,000	g	Republic of Serbia	4.875	02/25/20	1,977,000
700,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	730,800
1,600,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	1,674,000
500,000		South Africa Government International Bond	6.500	06/02/14	530,500
7,000,000	g	Spain Government International Bond	4.000	03/06/18	6,934,200
516,000		United Mexican States	5.875	02/17/14	537,672

		TOTAL FOREIGN GOVERNMENT BONDS			78,160,355

MORTGAGE BACKED - 2.4%
3,829,867		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/26	4,004,968
4,472,143		FHLMC	3.000	01/15/27	4,728,066
2,853,154		FHLMC	4.000	05/15/37	2,951,257
27,016		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	29,001
158,846		FGLMC	5.500	01/01/19	172,247
152,745		FGLMC	5.500	01/01/19	165,632
513		Federal National Mortgage Association (FNMA)	5.000	06/01/13	528
3,461,312		FNMA	2.030	08/01/19	3,576,089
4,982,292		FNMA	1.570	01/01/20	5,008,998
996,998		FNMA	2.110	01/01/20	1,029,119
1,606,417		FNMA	4.000	10/25/24	1,674,012
1,501,189		FNMA	4.500	10/25/28	1,554,108
3,289,317		Government National Mortgage Association (GNMA)	2.300	10/15/19	3,400,042

		TOTAL MORTGAGE BACKED			28,294,067

MUNICIPAL BONDS - 0.1%
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	537,085

		TOTAL MUNICIPAL BONDS			537,085

U.S. TREASURY SECURITIES - 13.9%
9,647,120	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	10,290,014
35,062,830	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	36,832,416
22,720,000	l	United States Treasury Note	1.125	06/15/13	22,767,917
7,395,000		United States Treasury Note	3.125	09/30/13	7,504,771
3,565,000		United States Treasury Note	0.125	12/31/13	3,564,444
29,700,000		United States Treasury Note	1.250	04/15/14	30,029,492
3,800,000		United States Treasury Note	0.250	06/30/14	3,802,672
1,635,000		United States Treasury Note	2.625	06/30/14	1,684,305
1,865,000		United States Treasury Note	2.375	10/31/14	1,928,089
6,680,000		United States Treasury Note	0.250	11/30/14	6,682,612

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,355,000		United States Treasury Note	0.250%	01/31/15	$1,355,317
5,745,000		United States Treasury Note	0.250	02/28/15	5,745,448
29,415,000		United States Treasury Note	0.375	03/15/16	29,433,384
200		United States Treasury Note	0.750	06/30/17	201
600		United States Treasury Note	0.875	01/31/18	604
2,526,000		United States Treasury Note	0.750	02/28/18	2,525,409

		TOTAL U.S. TREASURY SECURITIES			164,147,095

		TOTAL GOVERNMENT BONDS			362,453,710

		(Cost $359,838,938)

STRUCTURED ASSETS - 24.2%

ASSET BACKED - 19.0%
230,520	i	Aames Mortgage Trust	6.558	06/25/32	223,814
		Series - 2002 1 (Class A3)
238,340	i	Accredited Mortgage Loan Trust	0.440	09/25/35	234,099
		Series - 2005 3 (Class A1)
107,639	i	ACE Securities Corp	0.674	08/25/35	107,505
		Series - 2005 HE5 (Class M1)
3,000,000	g	AESOP Funding II	3.270	02/20/18	3,195,885
		Series - 2011 5A (Class A)
2,000,000		Ally Auto Receivables Trust	2.230	03/15/16	2,036,420
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,759,905
		Series - 2011 2 (Class B)
3,300,000	g	Ally Auto Receivables Trust	1.900	11/15/16	3,330,977
		Series - 2011 5 (Class B)
8,000,000	g	Ally Master Owner Trust	4.250	04/15/17	8,561,792
		Series - 2010 2 (Class A)
2,000,000		Ally Master Owner Trust	1.000	02/15/18	2,003,360
		Series - 2013 1 (Class A2)
1,000,000		Ally Master Owner Trust	1.720	07/15/19	1,013,305
		Series - 2012 4 (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	1,003,842
		Series - 2012 5 (Class A)
2,000,000		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	2,020,408
		Series - 2010 3 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	2,026,332
		Series - 2011 2 (Class B)
3,000,000		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	3,076,440
		Series - 2011 5 (Class B)
4,250,000		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	4,274,289
		Series - 2012 4 (Class B)
555,655	i	Ameriquest Mortgage Securities	0.524	05/25/35	550,769
		Series - 0 R3 (Class A3D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.650	11/20/14	2,050,406
		Series - 2011 2A (Class B)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090	04/20/15	4,553,608
		Series - 2010 4A (Class A)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$557,586	i	Bear Stearns Asset Backed Securities Trust	0.574%	11/25/39	$544,567
		Series - 2005 SD3 (Class 2A1)
5,000,000		BMW Vehicle Lease Trust	0.660	06/20/16	4,995,915
		Series - 2013 1 (Class A4)
2,000,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	2,076,586
		Series - 2010 2A (Class A1)
4,965,000	g	Cabela’s Master Credit Card Trust	2.390	06/17/19	5,196,523
		Series - 2011 2A (Class A1)
2,090,000	g	Cabela’s Master Credit Card Trust	1.630	02/18/20	2,138,797
		Series - 2012 1A (Class A1)
7,500,000		Capital Auto Receivables Asset Trust	0.970	01/22/18	7,509,195
		Series - 2013 1 (Class A4)
3,500,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	3,497,333
		Series - 2013 1 (Class B)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,033,680
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	159,833
		Series - 2011 1 (Class C)
5,870,000		CarMax Auto Owner Trust	1.730	02/15/18	5,989,267
		Series - 2012 2 (Class B)
89,266		Centex Home Equity	5.540	01/25/32	89,825
		Series - 2002 A (Class AF6)
562,019	i	Centex Home Equity	0.849	03/25/34	514,035
		Series - 2004 B (Class M1)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.640	02/25/35	234,554
		Series - 2004 2 (Class 1M2)
6,000,000		CNH Equipment Trust	1.550	11/15/17	6,107,886
		Series - 2011 C (Class A4)
40,272	i	Countrywide Asset-Backed Certificates	5.627	10/25/46	40,137
		Series - 2006 15 (Class A2)
806,870	i	Credit-Based Asset Servicing and Securitization LLC	4.670	08/25/35	816,589
		Series - 2005 CB5 (Class AF2)
82,201	i	Credit-Based Asset Servicing and Securitization LLC	5.082	04/25/37	83,858
		Series - 2007 CB4 (Class A2A)
378,854	i	CSMC Trust	0.514	11/25/35	375,455
		Series - 2006 CF1 (Class A1)
4,925,000	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	5,527,022
		Series - 2012 1A (Class A2)
11,688,858		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	12,096,436
		Series - 2011 A (Class A1)
476,220	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	469,404
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,060,338
		Series - 2011 A (Class B)
5,000,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,014,285
		Series - 2013 A (Class B)
975,000		Ford Credit Floorplan Master Owner Trust	2.860	09/15/15	982,251
		Series - 2011 2 (Class D)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.410	02/15/16	2,019,638
		Series - 2011 1 (Class B)
6,485,000	g	Ford Credit Floorplan Master Owner Trust	4.200	02/15/17	6,914,294
		Series - 2010 3 (Class A1)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,800,000		Ford Credit Floorplan Master Owner Trust	1.490%	09/15/19	$1,804,576
		Series - 2012 5 (Class A)
7,435,000		GE Capital Credit Card Master Note Trust	4.470	03/15/20	8,406,940
		Series - 2010 2 (Class A)
1,000,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	1,043,374
		Series - 2011 1A (Class B1)
5,230,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	5,646,570
		Series - 2009 2A (Class A2)
2,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	2,723,568
		Series - 2011 1A (Class A2)
515,394	i	HSI Asset Securitization Corp Trust	0.564	07/25/35	511,461
		Series - 2005 NC1 (Class 2A3)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,055,282
		Series - 2011 A (Class B)
10,000,000		Hyundai Auto Receivables Trust	1.350	06/17/19	9,996,010
		Series - 2013 A (Class C)
362,931	i	Long Beach Mortgage Loan Trust	0.954	02/25/35	359,503
		Series - 2005 1 (Class M1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,052,938
		Series - 2011 A (Class B)
2,445,586	i	Morgan Stanley Capital I	0.384	02/25/36	2,401,243
		Series - 2006 NC2 (Class A2C)
312,208	g	Morgan Stanley Capital I	2.602	09/15/47	319,791
		Series - 2011 C1 (Class A1)
3,000,000	g	Rental Car Finance Corp	2.510	02/25/16	3,074,154
		Series - 2011 1A (Class A1)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,083,338
		Series - 2011 1A (Class B1)
304,413	i	Residential Asset Mortgage Products, Inc	0.504	04/25/35	295,087
		Series - 2005 RZ1 (Class A3)
1,776,827		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	1,825,427
		Series - 2006 HI2 (Class A3)
641,202		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	657,874
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	497,537
		Series - 2006 HI1 (Class M2)
5,000,000		Santander Drive Auto Receivables Trust	2.090	08/15/16	5,077,845
		Series - 2012 2 (Class B)
3,220,000		Santander Drive Auto Receivables Trust	3.090	05/15/17	3,317,920
		Series - 2011 3 (Class C)
573,653	i	Saxon Asset Securities Trust	6.120	11/25/30	607,805
		Series - 2002 2 (Class AF6)
239,079	i	Securitized Asset Backed Receivables LLC	0.504	10/25/35	234,459
		Series - 2006 OP1 (Class A2C)
7,800,000	g	SLM Student Loan Trust	3.480	10/15/30	8,351,795
		Series - 2012 B (Class A2)
9,000,000	g	SLM Student Loan Trust	3.830	01/17/45	9,852,597
		Series - 2012 A (Class A2)
375,600	i	Soundview Home Equity Loan Trust	0.504	11/25/35	369,510
		Series - 2005 OPT3 (Class A4)
597,306	i	Structured Asset Investment Loan Trust	1.264	11/25/34	583,597
		Series - 2004 10 (Class A9)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$367,865	i	Structured Asset Investment Loan Trust	0.604%	05/25/35	$365,443
		Series - 2005 4 (Class M1)
400,528	i	Structured Asset Investment Loan Trust	0.484	12/25/35	398,185
		Series - 2005 10 (Class A5)
3,853,842	g,i	Structured Asset Securities Corp	0.354	07/25/36	3,777,355
		Series - 2006 EQ1A (Class A4)
39,522	i	Structured Asset Securities Corp	0.254	02/25/37	39,403
		Series - 2007 BC1 (Class A2)
2,395,401	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.424	10/25/36	2,309,303
		Series - 2006 GEL4 (Class A2)
6,235,386		UBS Barclays Commercial Mortgage	1.006	05/10/63	6,258,993
		Series - 2012 C2 (Class A1)
7,000,000	g	Volvo Financial Equipment LLC	0.970	08/15/19	6,999,772
		Series - 2013 1A (Class A4)
54,332	i	Wells Fargo Home Equity Trust	0.344	07/25/36	53,705
		Series - 2006 2 (Class A3)
2,000,000		World Financial Network Credit Card Master Trust	4.660	05/15/17	2,024,626
		Series - 2009 D (Class A)
6,500,000		World Financial Network Credit Card Master Trust	1.680	08/15/18	6,599,684
		Series - 2011 A (Class A)
1,500,000		World Financial Network Credit Card Master Trust	3.960	04/15/19	1,605,191
		Series - 2010 A (Class A)

		TOTAL ASSET BACKED			224,092,721

OTHER MORTGAGE BACKED - 5.2%
54,552		Citicorp Mortgage Securities, Inc	5.750	11/25/36	54,929
		Series - 2006 6 (Class A2)
5,000,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	5,117,295
		Series - 2012 GC8 (Class A2)
5,000,000	g	Commercial Mortgage Pass Through Certificates	2.365	02/10/29	5,210,010
		Series - 2012 9W57 (Class A)
666,725		Countrywide Alternative Loan Trust	5.500	08/25/34	670,859
		Series - 2004 14T2 (Class A2)
125,746		Countrywide Home Loan Mortgage Pass Through Trust	4.500	09/25/35	125,760
		Series - 2005 J3 (Class 2A3)
4,928,301		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	5,521,235
		Series - 2006 C4 (Class A3)
115	i	Greenpoint Mortgage Funding Trust	0.304	09/25/46	115
		Series - 2006 AR4 (Class A1A)
94	i	Greenpoint Mortgage Funding Trust	0.284	10/25/46	94
		Series - 0 AR5 (Class A1A)
2,382,854		GS Mortgage Securities Corp II	1.282	01/10/45	2,407,254
		Series - 2012 GC6 (Class A1)
8,750,000		GS Mortgage Securities Corp II	1.840	02/10/46	8,938,108
		Series - 2013 GC10 (Class A2)
115,155		MASTER Asset Securitization Trust	5.000	05/25/35	115,089
		Series - 2005 1 (Class 2A5)
9,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	1.868	11/15/45	9,202,572
		Series - 2012 C6 (Class A2)
10,000,000	g	Morgan Stanley Bank of America Merrill Lynch Trust	1.863	02/15/46	10,225,960
		Series - 2013 C7 (Class A2)
348,350	i	Opteum Mortgage Acceptance Corp	0.604	02/25/35	346,586
		Series - 2005 1 (Class A4)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$312,785		Residential Accredit Loans, Inc	4.350%	03/25/34	$320,326
		Series - 2004 QS4 (Class A1)
1,761,093		RFMSI Trust	5.500	03/25/35	1,834,197
		Series - 2005 S2 (Class A6)
729,299	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	737,370
		Series - 2012 1A (Class A)
428,726	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	434,428
		Series - 0 2A (Class A)
4,761,041		WF-RBS Commercial Mortgage Trust	2.288	06/15/45	4,947,340
		Series - 2012 C7 (Class A1)
5,000,000		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	4,993,395
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			61,202,922

		TOTAL STRUCTURED ASSETS			285,295,643

		(Cost $282,077,872)

		TOTAL BONDS			1,111,081,952

		(Cost $1,096,449,818)

SHORT-TERM INVESTMENTS - 5.1%

TREASURY DEBT - 5.1%
11,000,000		United States Treasury Bill	0.045	04/04/13	10,999,959
10,500,000		United States Treasury Bill	0.070	04/25/13	10,499,510
5,000,000		United States Treasury Bill	0.063	05/02/13	4,999,729
34,200,000		United States Treasury Bill	0.088	09/05/13	34,186,217

		TOTAL TREASURY DEBT			60,685,415

		TOTAL SHORT-TERM INVESTMENTS			60,685,415

		(Cost $60,686,147)

		TOTAL INVESTMENTS - 100.2%			1,185,423,440
		(Cost $1,170,694,136)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(3,121,976)

		NET ASSETS - 100.0%			$1,182,301,464

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities amounted to $286,969,738 or 24.3% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
i		Floating or variable rate security. Coupon rate reflects the rate at period end.
k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
l		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS
SOCIAL CHOICE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.8%

FOOD, BEVERAGE & TOBACCO - 0.4%
$208,333	h	HJ Heinz Co	1.000%	02/15/19	$210,098

		TOTAL FOOD, BEVERAGE & TOBACCO			210,098

TELECOMMUNICATION SERVICES - 0.4%
250,000	h,i	Virgin Media Investment Holdings Ltd	1.000	02/08/20	248,798

		TOTAL TELECOMMUNICATION SERVICES			248,798

		TOTAL BANK LOAN OBLIGATIONS			458,896

		(Cost $456,722)

BONDS - 96.9%

CORPORATE BONDS - 46.8%

AUTOMOBILES & COMPONENTS - 0.5%
250,000		Johnson Controls, Inc	2.600	12/01/16	262,094

		TOTAL AUTOMOBILES & COMPONENTS			262,094

BANKS - 13.1%
250,000	g	ABN AMRO Bank NV	1.375	01/22/16	250,133
250,000		Bank of Nova Scotia	0.750	10/09/15	249,901
250,000	i	Bank of Nova Scotia	0.680	03/15/16	249,853
250,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.738	02/26/16	249,856
250,000	i	Capital One NA	0.734	03/22/16	249,998
250,000		Capital One NA	1.500	03/22/18	247,567
250,000	i	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	0.760	03/18/16	249,852
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	248,877
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	251,710
250,000		Discover Bank	2.000	02/21/18	250,751
250,000		First Niagara Financial Group, Inc	6.750	03/19/20	299,653
500,000		First Tennessee Bank NA	5.050	01/15/15	523,908
250,000		HSBC USA, Inc	1.625	01/16/18	249,767
250,000		Manufacturers & Traders Trust Co	1.450	03/07/18	250,291
250,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	250,650
250,000	g	Mizuho Corporate Bank Ltd	2.950	10/17/22	242,705
500,000	i	National City Bank	0.630	12/15/16	496,370
250,000		Northern Trust Corp	2.375	08/02/22	246,199
257,000		People’s United Financial, Inc	3.650	12/06/22	261,955
250,000	i	PNC Bank NA	0.611	01/28/16	250,423
250,000		Royal Bank of Canada	0.800	10/30/15	250,344
250,000		Royal Bank of Canada	1.500	01/16/18	252,719
250,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	249,875
250,000	i	State Street Bank and Trust Co	0.480	12/08/15	248,018
250,000		SVB Financial Group	5.375	09/15/20	282,971

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		US Bancorp	2.950%	07/15/22	$248,806
250,000	i	US Bank NA	0.585	10/14/14	250,536

		TOTAL BANKS			7,353,688

CAPITAL GOODS - 2.7%
250,000		National Oilwell Varco, Inc	1.350	12/01/17	251,071
250,000	g	Pentair Finance S.A.	1.350	12/01/15	250,351
250,000	g	Turlock Corp	0.950	11/02/15	251,173
250,000	g	Turlock Corp	1.500	11/02/17	250,717
250,000	g	Turlock Corp	4.000	11/02/32	249,658
250,000	g	Tyco Flow Control Finance S.A.	1.875	09/15/17	249,999

		TOTAL CAPITAL GOODS			1,502,969

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
250,000		International Bank for Reconstruction & Development	0.500	12/16/13	250,517
250,000	g	Standard Chartered plc	3.950	01/11/23	248,985

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			499,502

CONSUMER DURABLES & APPAREL - 1.4%
250,000		Mohawk Industries, Inc	3.850	02/01/23	254,151
250,000		Whirlpool Corp	3.700	03/01/23	254,801
250,000		Whirlpool Corp	5.150	03/01/43	252,662

		TOTAL CONSUMER DURABLES & APPAREL			761,614

DIVERSIFIED FINANCIALS - 5.1%
250,000	i	American Express Centurion Bank	0.743	11/13/15	250,655
250,000		Bank of New York Mellon Corp	1.300	01/25/18	251,545
250,000	i	Bank of New York Mellon Corp	0.723	03/06/18	250,362
250,000	i	Capital One Financial Corp	0.936	11/06/15	251,548
250,000		Discover Financial Services	5.200	04/27/22	280,518
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	497,075
300,000	g	Harley-Davidson Financial Services, Inc	1.150	09/15/15	301,042
250,000		Invesco Finance plc	3.125	11/30/22	255,145
150,000		John Deere Capital Corp	1.700	01/15/20	147,730
250,000	g	RCI Banque S.A.	3.500	04/03/18	250,230
108,000		Unilever Capital Corp	0.850	08/02/17	107,185

		TOTAL DIVERSIFIED FINANCIALS			2,843,035

ENERGY - 1.4%
250,000		Noble Holding International Ltd	2.500	03/15/17	257,076
500,000		Statoil ASA	1.200	01/17/18	501,739

		TOTAL ENERGY			758,815

FOOD, BEVERAGE & TOBACCO - 1.8%
250,000		ConAgra Foods, Inc	4.650	01/25/43	248,785
250,000		Dr Pepper Snapple Group, Inc	3.200	11/15/21	260,086
250,000	i	General Mills, Inc	0.601	01/29/16	250,214
250,000	i	PepsiCo, Inc	0.497	02/26/16	250,146

		TOTAL FOOD, BEVERAGE & TOBACCO			1,009,231

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
$250,000		Colgate-Palmolive Co	1.950%	02/01/23	$240,008
250,000		Ecolab, Inc	1.450	12/08/17	248,258

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			488,266

INSURANCE - 4.0%
250,000		Aetna, Inc	1.500	11/15/17	250,601
250,000		Assurant, Inc	2.500	03/15/18	248,214
250,000		Assurant, Inc	4.000	03/15/23	246,590
250,000		Markel Corp	3.625	03/30/23	250,949
250,000		Markel Corp	5.000	03/30/43	249,980
250,000		Principal Financial Group, Inc	1.850	11/15/17	252,602
250,000		Prudential Financial, Inc	3.000	05/12/16	264,285
250,000	i	Prudential Financial, Inc	5.200	03/15/44	250,625
250,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	241,538

		TOTAL INSURANCE			2,255,384

MATERIALS - 0.6%
65,000		International Paper Co	5.500	01/15/14	67,075
250,000		Praxair, Inc	1.050	11/07/17	249,385
50,000		Rock Tenn Co	4.000	03/01/23	50,564

		TOTAL MATERIALS			367,024

MEDIA - 0.8%
250,000	g	British Sky Broadcasting Group plc	3.125	11/26/22	249,292
250,000		Time Warner Cable, Inc	4.500	09/15/42	227,256

		TOTAL MEDIA			476,548

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
250,000	g,i	AbbVie, Inc	1.056	11/06/15	253,614
250,000	g	AbbVie, Inc	1.750	11/06/17	253,040
250,000		Bristol-Myers Squibb Co	3.250	08/01/42	218,966
250,000		Merck & Co, Inc	1.100	01/31/18	251,115

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			976,735

REAL ESTATE - 4.5%
250,000		Duke Realty LP	4.625	05/15/13	251,112
250,000		Equity One, Inc	3.750	11/15/22	249,210
500,000		Federal Realty Investment Trust	5.950	08/15/14	533,533
250,000		HCP, Inc	2.625	02/01/20	251,597
250,000		Healthcare Realty Trust, Inc	3.750	04/15/23	248,567
250,000		Kilroy Realty LP	3.800	01/15/23	256,052
250,000	g	Simon Property Group LP	1.500	02/01/18	249,128
250,000		Ventas Realty LP	2.000	02/15/18	251,416
250,000		Ventas Realty LP	3.250	08/15/22	248,847

		TOTAL REAL ESTATE			2,539,462

RETAILING - 0.5%
250,000		O’Reilly Automotive, Inc	3.800	09/01/22	259,234

		TOTAL RETAILING			259,234

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
$250,000		Intel Corp	1.350%	12/15/17	$250,851

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			250,851

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
250,000	g	CC Holdings GS V LLC	2.381	12/15/17	251,616

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			251,616

TELECOMMUNICATION SERVICES - 2.3%
250,000		American Tower Corp	3.500	01/31/23	247,952
250,000		CenturyLink, Inc	5.625	04/01/20	255,625
250,000		Virgin Media Finance plc	4.875	02/15/22	253,125
250,000	i	Vodafone Group plc	0.675	02/19/16	249,754
250,000		Vodafone Group plc	1.500	02/19/18	249,355

		TOTAL TELECOMMUNICATION SERVICES			1,255,811

TRANSPORTATION - 1.8%
250,000		CSX Corp	4.100	03/15/44	236,170
250,000		GATX Corp	3.900	03/30/23	251,870
250,000	g	Sydney Airport Finance Co Pty Ltd	3.900	03/22/23	253,947
250,000		United Parcel Service, Inc	1.125	10/01/17	251,645

		TOTAL TRANSPORTATION			993,632

UTILITIES - 2.0%
250,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	243,674
105,000		Northeast Utilities	5.650	06/01/13	105,867
250,000		NSTAR Electric Co	2.375	10/15/22	245,090
250,000	g	Texas Eastern Transmission LP	2.800	10/15/22	249,811
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	259,249

		TOTAL UTILITIES			1,103,691

		TOTAL CORPORATE BONDS			26,209,202

		(Cost $26,189,769)

GOVERNMENT BONDS - 41.8%

AGENCY SECURITIES - 3.2%
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	503,491
250,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/15	251,258
125,000		OPIC	2.310	11/15/30	124,147
250,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	247,705
		United States Department of Housing and Urban
395,000		Development (HUD)	4.140	08/01/14	415,589
250,000		HUD	2.050	08/01/19	262,053

		TOTAL AGENCY SECURITIES			1,804,243

FOREIGN GOVERNMENT BONDS - 5.8%
250,000		Council of Europe Development Bank	1.000	03/07/18	248,625
250,000		Export-Import Bank of Korea	1.750	02/27/18	249,240
250,000		FMS Wertmanagement AoeR	1.000	11/21/17	249,975
250,000		Hydro Quebec	1.375	06/19/17	253,300
250,000		International Finance Corp	2.250	04/28/14	255,017

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		International Finance Corp	0.500%	05/15/15	$250,492
500,000		International Finance Corp	0.500	05/16/16	499,937
250,000	i	KE Export Leasing LLC	0.543	02/25/25	249,117
250,000	g,i	Kommunalbanken AS.	0.469	02/20/18	249,641
250,000		North American Development Bank	2.400	10/26/22	239,223
250,000		Province of Ontario Canada	1.200	02/14/18	250,358
250,000		Province of Quebec Canada	2.625	02/13/23	251,125

		TOTAL FOREIGN GOVERNMENT BONDS			3,246,050

MORTGAGE BACKED - 19.7%
211,070		Federal National Mortgage Association (FNMA)	4.500	10/01/19	227,616
416,412		FNMA	5.000	09/01/25	450,420
457,267		FNMA	3.500	11/01/25	495,771
938,044		FNMA	3.000	05/01/27	997,785
380,097		FNMA	5.000	11/01/33	412,698
362,743		FNMA	5.500	04/01/34	399,853
392,412		FNMA	5.500	08/01/37	432,557
527,829		FNMA	6.000	05/01/38	579,616
1,461,040		FNMA	4.500	08/01/39	1,632,819
822,461		FNMA	4.500	04/01/40	919,160
956,481		FNMA	4.000	10/01/40	1,052,906
951,261		FNMA	3.500	08/01/42	1,016,423
248,606		FNMA	3.500	01/01/43	265,092
317,700		Government National Mortgage Association (GNMA)	5.000	10/20/39	352,655
413,492		GNMA	4.000	06/15/40	451,541
837,500		GNMA	4.000	05/20/42	906,452
399,084		GNMA	5.000	06/20/42	437,012

		TOTAL MORTGAGE BACKED			11,030,376

MUNICIPAL BONDS - 8.0%
300,000		American Municipal Power	6.270	02/15/50	358,365
250,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	251,290
250,000		Bay Area Water Supply & Conservation Agency	2.735	10/01/22	253,840
250,000		California Pollution Control Financing Authority	5.000	07/01/27	269,155
250,000		California Pollution Control Financing Authority	5.000	07/01/37	261,145
250,000		City of Jersey City NJ	1.192	09/01/15	249,537
250,000		City of Jersey City NJ	3.055	09/01/21	250,577
180,000		Commonwealth Financing Authority	1.159	06/01/16	180,160
250,000		Commonwealth Financing Authority	2.675	06/01/21	253,142
250,000		Florida Governmental Utility Authority	2.000	10/01/16	249,498
200,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	233,024
250,000		Niagara Area Development Corp	4.000	11/01/24	257,052
250,000		North Wales Water Authority	3.350	11/01/33	238,163
170,000		Ohio State Water Development Authority	4.879	12/01/34	195,422
250,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	253,058
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	209,258
250,000		State of California	1.050	02/01/16	250,555
250,000	h	State of California	4.988	04/01/39	252,068

		TOTAL MUNICIPAL BONDS			4,465,309

U.S. TREASURY SECURITIES - 5.1%
865,000		United States Treasury Bond	2.750	11/15/42	801,747

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		United States Treasury Note	0.250%	10/31/14	$1,000,430
255,000		United States Treasury Note	0.375	03/15/16	255,159
271,000		United States Treasury Note	0.750	02/28/18	270,937
525,000		United States Treasury Note	2.000	02/15/23	531,644

		TOTAL U.S. TREASURY SECURITIES			2,859,917

		TOTAL GOVERNMENT BONDS			23,405,895

		(Cost $23,374,763)

STRUCTURED ASSETS - 8.3%

ASSET BACKED - 2.3%
250,000		Ally Master Owner Trust	1.720	07/15/19	253,326
		Series - 2012 4 (Class A)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	255,108
		Series - 2012 3A (Class A)
238,650	g	DB/UBS Mortgage Trust	3.742	11/10/46	256,075
		Series - 2011 LC1A (Class A1)
260,000		Ford Credit Floorplan Master Owner Trust	2.370	09/15/15	261,465
		Series - 2011 2 (Class C)
239,540	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.424	10/25/36	230,930
		Series - 2006 GEL4 (Class A2)

		TOTAL ASSET BACKED			1,256,904

OTHER MORTGAGE BACKED - 6.0%
250,000	g	7 WTC Depositor LLC Trust	4.082	03/13/31	263,472
		Series - 2012 7WTC (Class A)
484,968	i	Countrywide Home Loan Mortgage Pass Through Trust	2.920	11/20/34	457,114
		Series - 2004 HYB6 (Class A2)
250,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	262,879
		Series - 2012 ALOH (Class A)
250,000		GS Mortgage Securities Corp II	1.840	02/10/46	255,375
		Series - 2013 GC10 (Class A2)
250,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.507	05/15/45	265,840
		Series - 2012 C6 (Class A3)
250,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	278,943
		Series - 2006 LDP8 (Class AM)
250,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	284,868
		Series - 2007 C1 (Class A4)
250,000	g	OBP Depositor LLC Trust	4.646	07/15/45	287,700
		Series - 2010 OBP (Class A)
463,445		RFMSI Trust	5.500	03/25/35	482,684
		Series - 2005 S2 (Class A6)
250,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	264,119
		Series - 2012 C2 (Class A4)
250,000		UBS Commercial Mortgage Trust	3.400	05/10/45	264,271
		Series - 2012 C1 (Class A3)

		TOTAL OTHER MORTGAGE BACKED			3,367,265

		TOTAL STRUCTURED ASSETS			4,624,169

		(Cost $4,614,507)

		TOTAL BONDS			54,239,266

		(Cost $54,179,039)

TIAA-CREF FUNDS - Social Choice Bond Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.5%

BANKS - 0.5%
250	M&T Bank Corp	5.000%	12/30/49	$259,019

	TOTAL BANKS			259,019

	TOTAL PREFERRED STOCKS			259,019

	(Cost $255,625)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 3.0%

TREASURY DEBT - 3.0%
$594,000	United States Treasury Bill	0.081	04/04/13	593,996
1,000,000	United States Treasury Bill	0.090	05/02/13	999,923
100,000	United States Treasury Bill	0.075	05/30/13	99,989

	TOTAL TREASURY DEBT			1,693,908

	TOTAL SHORT-TERM INVESTMENTS			1,693,908

	(Cost $1,693,906)

	TOTAL INVESTMENTS - 101.2%			56,651,089
	(Cost $56,585,292)
	OTHER ASSETS & LIABILITIES, NET - (1.2)%			(697,749)

	NET ASSETS - 100.0%			$55,953,340

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities amounted to $7,606,088 or 13.6% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 99.0%

ALABAMA - 0.8%
$1,025,000	Alabama Public School & College Authority	5.000%	05/01/19	$1,251,289
1,785,000	Southeast Alabama Gas District	5.000	06/01/18	1,960,501

	TOTAL ALABAMA			3,211,790

ALASKA - 0.1%
560,000	Alaska Railroad Corp	5.250	08/01/16	629,462

	TOTAL ALASKA			629,462

ARIZONA - 3.8%
1,000,000	Arizona Health Facilities Authority	5.000	02/01/20	1,151,250
1,000,000	Arizona Health Facilities Authority	5.000	02/01/34	1,073,710
1,110,000	Arizona School Facilities Board, COP	5.750	09/01/18	1,351,714
1,225,000	Arizona School Facilities Board, COP	5.000	09/01/19	1,451,551
2,000,000	City of Tucson AZ, GO	5.000	07/01/20	2,434,320
905,000	Phoenix Industrial Development Authority	4.875	09/01/22	912,104
675,000	Phoenix Industrial Development Authority	5.375	09/01/32	686,185
3,525,000	Phoenix Industrial Development Authority	5.250	06/01/34	3,920,011
1,000,000	Phoenix Industrial Development Authority	5.625	09/01/42	1,016,380
1,260,000	Tucson AZ, COP	5.250	07/01/14	1,326,037

	TOTAL ARIZONA			15,323,262

ARKANSAS - 0.3%
1,000,000	Arkansas Development Finance Authority	5.500	12/01/18	1,192,400

	TOTAL ARKANSAS			1,192,400

CALIFORNIA - 19.0%
410,000	Abag Finance Authority for Nonprofit Corps	5.000	07/01/21	481,914
500,000	Abag Finance Authority for Nonprofit Corps	5.000	07/01/22	587,690
1,500,000	Abag Finance Authority for Nonprofit Corps	5.000	04/01/32	1,640,685
1,000,000	Abag Finance Authority for Nonprofit Corps	5.000	04/01/42	1,067,270
1,500,000	California Health Facilities Financing Authority	5.000	11/15/35	1,692,780
1,000,000	California Health Facilities Financing Authority	5.000	08/15/42	1,122,270
3,500,000	California Pollution Control Financing Authority	4.750	12/01/23	3,838,310
2,000,000	California State Department of Water Resources	5.000	05/01/20	2,466,860
1,000,000	California State Public Works Board, GO	5.000	11/01/22	1,207,960
3,000,000	California State Public Works Board, GO	5.000	11/01/27	3,384,270
1,000,000	California State Public Works Board, GO	5.000	11/01/37	1,087,180
1,000,000	California State Public Works Board	5.000	03/01/38	1,085,390
1,000,000	City of Los Angeles CA, GO	5.000	09/01/22	1,225,970
1,000,000	City of Los Angeles CA, GO	5.000	09/01/23	1,208,790

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,000,000		County of San Bernardino CA, COP	5.250%	08/01/19	$2,351,980
10,000		Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	10,183
2,500,000		East Side Union High School District-Santa Clara County	5.250	02/01/23	2,968,575
800,000		Huntington Beach Union High School District, GO	4.000	08/01/18	925,560
2,250,000		Los Angeles Unified School District, COP	5.000	10/01/17	2,606,962
635,000		Sacramento City Financing Authority	5.400	11/01/20	720,839
1,000,000		Sacramento Municipal Utility District	5.000	08/15/33	1,123,970
1,000,000		San Diego Public Facilities Financing Authority	5.000	04/15/37	1,059,610
1,855,000		State of California, GO	5.000	03/01/17	2,152,839
3,000,000		State of California, GO	5.000	02/01/18	3,547,050
375,000		State of California, GO	5.000	03/01/18	444,334
1,000,000		State of California, GO	5.000	11/01/18	1,204,420
1,000,000		State of California, GO	5.000	03/01/19	1,201,020
1,430,000		State of California	5.000	07/01/19	1,747,288
850,000		State of California, GO	5.250	02/01/20	1,041,267
2,000,000		State of California, GO	5.000	02/01/22	2,438,060
2,000,000		State of California, GO	5.000	04/01/22	2,441,940
2,000,000		State of California, GO	5.250	10/01/22	2,494,860
3,000,000		State of California, GO	5.000	02/01/23	3,658,590
1,000,000		State of California, GO	5.000	09/01/36	1,110,890
3,000,000		State of California, GO	5.000	02/01/38	3,293,640
2,000,000		State of California, GO	5.000	04/01/42	2,186,180
1,000,000		State of California, GO	5.000	09/01/42	1,096,660
2,000,000		University of California	5.000	05/15/18	2,402,480
3,000,000		University of California	5.000	05/15/23	3,770,490
1,000,000		University of California	5.000	05/15/37	1,120,320
1,450,000		West Contra Costa Unified School District	6.000	08/01/21	1,883,797
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,156,396
1,810,000		West Contra Costa Unified School District, GO	5.700	02/01/22	2,299,062

		TOTAL CALIFORNIA			77,556,601

COLORADO - 2.3%
2,045,000		Colorado Health Facilities Authority	5.000	02/01/25	2,337,578
2,000,000		Colorado Health Facilities Authority	5.000	12/01/33	2,136,220
1,375,000		Denver City & County School District No, GO	5.000	12/01/23	1,730,121
1,000,000		Denver City & County School District No, GO	5.500	12/01/23	1,305,400
1,000,000		Jefferson County Colorado School District, GO	5.000	12/15/23	1,259,100
350,000		Rangely Hospital District, GO	5.000	11/01/15	380,299
350,000		Rangely Hospital District, GO	5.000	11/01/16	389,666

		TOTAL COLORADO			9,538,384

CONNECTICUT - 1.7%
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,651,776
1,000,000	i	State of Connecticut	0.350	03/01/16	999,710
1,000,000	i	State of Connecticut	0.460	03/01/17	999,620
1,000,000	i	State of Connecticut	0.540	03/01/18	999,520
1,000,000	i	State of Connecticut	0.730	03/01/19	999,430
1,000,000		State of Connecticut, GO	5.000	05/15/21	1,239,770

		TOTAL CONNECTICUT			6,889,826

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

DELAWARE - 0.8%
$1,500,000	State of Delaware, GO	5.000%	07/01/22	$1,852,125
1,000,000	State of Delaware, GO	5.000	07/01/23	1,227,840

	TOTAL DELAWARE			3,079,965

DISTRICT OF COLUMBIA - 0.4%
200,000	District of Columbia	5.000	10/01/21	239,744
200,000	District of Columbia	5.000	10/01/22	239,224
1,000,000	District of Columbia	5.000	10/01/24	1,160,370

	TOTAL DISTRICT OF COLUMBIA			1,639,338

FLORIDA - 3.3%
1,485,000	Broward County School Board, COP	5.250	07/01/16	1,678,837
1,500,000	City of Jacksonville FL	5.000	10/01/19	1,838,295
450,000	City of Jacksonville FL	5.000	10/01/19	543,713
552,000	City of Lakeland FL, ETM	5.750	10/01/19	604,898
845,000	County of Brevard FL, GO	5.000	07/01/16	914,527
1,365,000	County of Brevard FL, GO	5.000	01/01/21	1,688,300
1,000,000	County of Miami-Dade FL	5.000	07/01/17	1,168,530
1,000,000	County of Orange FL	5.000	10/01/21	1,191,950
2,200,000	Florida Department of Transportation	5.000	07/01/18	2,586,870
1,000,000	Florida State Department of Management Services, COP	5.000	08/01/18	1,202,410

	TOTAL FLORIDA			13,418,330

GEORGIA - 1.3%
430,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	484,154
75,000	City of Atlanta GA	5.500	11/01/19	94,044
125,000	City of Atlanta GA	5.500	11/01/22	153,569
1,155,000	Columbus Hospital Authority	5.000	07/01/19	1,396,614
1,215,000	Columbus Hospital Authority	5.000	07/01/20	1,488,108
555,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	620,323
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	536,410
250,000	Private Colleges & Universities Authority	5.000	10/01/15	273,277
225,000	Private Colleges & Universities Authority	5.000	10/01/16	250,898

	TOTAL GEORGIA			5,297,397

GUAM - 0.3%
1,250,000	Guam Power Authority	5.000	10/01/34	1,347,937

	TOTAL GUAM			1,347,937

HAWAII - 0.3%
1,000,000	State of Hawaii, GO	5.000	12/01/22	1,231,200

	TOTAL HAWAII			1,231,200

ILLINOIS - 8.3%
1,230,000	Chicago Board of Education	6.000	01/01/20	1,404,881
1,665,000	Chicago Board of Education, GO	5.000	12/01/21	1,950,514
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,166,450

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$2,085,000	Chicago State University	5.500%	12/01/23	$2,375,899
970,000	Chicago Transit Authority	5.000	12/01/22	1,169,500
465,000	Chicago Transit Authority	5.250	12/01/23	564,417
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,467,135
1,500,000	City of Chicago IL O’Hare International Airport Revenue, AMT	5.000	01/01/18	1,744,005
3,000,000	City of Chicago IL O’Hare International Airport Revenue, AMT	5.000	01/01/22	3,570,150
470,000	City of Chicago IL, GO	5.000	01/01/21	564,334
470,000	Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	509,231
	Cook-Kane Lake & Mchenry Counties Community College District
250,000	No 512	5.000	12/01/18	307,688
1,600,000	Illinois Finance Authority	5.000	08/15/36	1,805,184
1,650,000	Regional Transportation Authority	6.000	06/01/23	2,053,920
1,500,000	State of Illinois	5.000	06/15/19	1,819,575
2,045,000	State of Illinois, GO	5.000	01/01/20	2,217,128
1,835,000	State of Illinois, GO	5.000	01/01/20	2,097,222
1,650,000	State of Illinois, GO	5.000	01/01/20	1,883,590
1,000,000	State of Illinois, GO	5.250	01/01/20	1,156,900
935,000	State of Illinois	6.250	12/15/20	1,049,659
875,000	State of Illinois, GO	5.000	04/01/21	982,354
1,610,000	State of Illinois, GO	5.000	08/01/23	1,840,246

	TOTAL ILLINOIS			33,699,982

INDIANA - 3.3%
770,000	Franklin Community Multi-School Building Corp	5.000	07/15/22	914,537
1,000,000	Griffith Multi-School Building Corp	5.000	07/15/15	1,090,770
1,520,000	Hammond Multi-School Building Corp	5.000	07/15/17	1,721,628
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,506,073
250,000	Indiana Finance Authority	5.000	09/15/17	275,278
250,000	Indiana Finance Authority	5.000	09/15/18	277,617
250,000	Indiana Finance Authority	5.000	09/15/19	278,190
320,000	Indiana State Finance Authority Revenue	5.000	02/01/15	347,024
500,000	Indiana University	5.000	08/01/19	613,725
500,000	Indiana University	5.000	08/01/20	619,825
500,000	Indiana University	5.000	08/01/21	624,965
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,364,181
400,000	Lawrence Township School Building Corp	5.000	07/10/19	464,480
535,000	New Albany Floyd County School Building Corp	5.000	07/15/15	574,734
625,000	South Bend Redevelopment Authority	5.750	08/15/18	752,138

	TOTAL INDIANA			13,425,165

KANSAS - 0.6%
2,000,000	Kansas Development Finance Authority	5.000	11/15/34	2,286,040

	TOTAL KANSAS			2,286,040

KENTUCKY - 0.3%
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/17	574,035
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/21	599,095

	TOTAL KENTUCKY			1,173,130

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

LOUISIANA - 0.3%
$1,000,000	Louisiana Public Facilities Authority	5.250%	10/01/24	$1,205,040

	TOTAL LOUISIANA			1,205,040

MAINE - 0.3%
90,000	Maine Health & Higher Educational Facilities Authority	5.000	07/01/15	97,655
1,000,000	Maine Health & Higher Educational Facilities Authority	5.000	07/01/20	1,140,490

	TOTAL MAINE			1,238,145

MARYLAND - 0.4%
500,000	Maryland Health & Higher Educational Facilities Authority	5.000	05/15/23	599,015
1,000,000	Maryland Health & Higher Educational Facilities Authority	5.000	05/15/25	1,178,580

	TOTAL MARYLAND			1,777,595

MASSACHUSETTS - 1.3%
2,000,000	Commonwealth of Massachusetts	5.000	08/01/20	2,482,440
500,000	Massachusetts Bay Transportation Authority	5.250	07/01/20	629,810
2,000,000	Massachusetts Development Finance Agency	5.000	10/01/22	2,332,220

	TOTAL MASSACHUSETTS			5,444,470

MICHIGAN - 1.6%
1,000,000	Michigan Finance Authority	5.000	11/15/36	1,084,130
1,005,000	Michigan Municipal Bond Authority	5.000	10/01/19	1,261,486
250,000	Michigan State Building Authority	5.000	10/15/19	302,355
1,000,000	Michigan State Building Authority	5.000	10/15/20	1,212,720
565,000	State of Michigan	5.250	05/15/18	676,983
1,485,000	State of Michigan	5.500	11/01/18	1,835,727

	TOTAL MICHIGAN			6,373,401

MINNESOTA - 1.1%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,127,090
1,715,000	University of Minnesota	5.000	08/01/21	2,166,371
1,000,000	University of Minnesota	5.000	12/01/25	1,228,530

	TOTAL MINNESOTA			4,521,991

MISSISSIPPI - 0.9%
2,100,000	Mississippi Development Bank Special Obligation	5.000	07/01/17	2,365,104
590,000	Mississippi Development Bank Special Obligation	5.000	11/01/17	659,101
500,000	University of Mississippi Educational Building Corp	5.000	10/01/23	608,365

	TOTAL MISSISSIPPI			3,632,570

MISSOURI - 0.4%
1,640,000	St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	1,745,731

	TOTAL MISSOURI			1,745,731

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

NEBRASKA - 0.3%
$1,000,000		Central Plains Energy Project	5.000%	09/01/22	$1,130,490

		TOTAL NEBRASKA			1,130,490

NEVADA - 0.3%
1,000,000		City of Carson City NV	5.000	09/01/33	1,093,340

		TOTAL NEVADA			1,093,340

NEW HAMPSHIRE - 0.8%
725,000		New Hampshire Health & Education Facilities Authority	2.000	07/01/18	723,912
830,000		New Hampshire Health & Education Facilities Authority	2.250	07/01/19	819,476
665,000		New Hampshire Health & Education Facilities Authority	2.750	07/01/21	654,832
1,000,000		New Hampshire Health & Education Facilities Authority	5.000	01/01/34	1,072,350

		TOTAL NEW HAMPSHIRE			3,270,570

NEW JERSEY - 6.1%
25,000		Garden State Preservation Trust	5.125	11/01/18	30,460
4,000,000		New Jersey Economic Development Authority	5.000	09/01/20	4,795,240
1,980,000		New Jersey Economic Development Authority, GO	5.250	12/15/20	2,427,539
1,115,000		New Jersey Environmental Infrastructure Trust	5.250	09/01/21	1,437,112
30,000		New Jersey State Turnpike Authority	6.500	01/01/16	34,420
15,000		New Jersey State Turnpike Authority	6.500	01/01/16	17,423
1,000,000		New Jersey State Turnpike Authority	5.000	01/01/35	1,109,720
30,000		New Jersey State Turnpike Authority, ETM	6.500	01/01/16	32,596
60,000		New Jersey State Turnpike Authority, ETM	6.500	01/01/16	65,962
25,000		New Jersey State Turnpike Authority, ETM	6.500	01/01/16	29,113
1,815,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/19	2,217,477
500,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/20	603,455
2,800,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/20	3,446,352
1,025,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,269,862
2,000,000		New Jersey Transportation Trust Fund Authority	5.750	06/15/23	2,557,060
1,000,000		New Jersey Transportation Trust Fund Authority	5.250	06/15/23	1,204,350
1,000,000		New Jersey Transportation Trust Fund Authority	5.250	06/15/24	1,198,610
2,000,000		State of New Jersey, GO	5.250	08/01/22	2,527,220

		TOTAL NEW JERSEY			25,003,971

NEW YORK - 11.8%
700,000		Build NYC Resource Corp	5.000	08/01/21	837,200
1,000,000		Build NYC Resource Corp	5.000	08/01/32	1,138,940
3,700,000	i	City of New York NY	0.500	08/01/21	3,698,890
2,000,000	i	City of New York NY	0.590	08/01/21	1,999,220
1,500,000	i	City of New York NY	0.670	08/01/25	1,500,000
100,000		County of Onondaga NY	5.000	12/01/21	122,056
1,000,000		Metropolitan Transportation Authority	5.000	11/15/20	1,230,790
1,000,000		Metropolitan Transportation Authority	5.250	11/15/20	1,232,500
1,000,000		Metropolitan Transportation Authority	5.000	11/15/21	1,220,420
3,635,000		Metropolitan Transportation Authority	5.000	11/15/22	4,428,266
1,000,000		Metropolitan Transportation Authority	5.250	11/15/23	1,242,340
2,000,000		New York City Health & Hospital Corp	5.000	02/15/20	2,413,040
1,050,000		New York State Dormitory Authority	5.000	01/15/16	1,173,301

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,000,000		New York State Dormitory Authority	5.000%	07/01/16	$1,122,930
500,000		New York State Dormitory Authority	5.000	07/01/17	536,870
2,250,000		New York State Dormitory Authority	5.000	10/01/17	2,647,823
1,000,000		New York State Dormitory Authority	5.000	10/01/18	1,198,530
1,000,000		New York State Dormitory Authority	5.000	02/15/19	1,190,880
1,405,000		New York State Dormitory Authority	5.000	07/01/19	1,603,372
1,000,000		New York State Dormitory Authority	5.000	10/01/19	1,213,750
1,100,000		New York State Dormitory Authority	5.000	07/01/20	1,305,183
135,000		New York State Dormitory Authority	5.000	07/01/21	158,462
1,175,000		New York State Dormitory Authority	5.000	02/15/24	1,435,439
250,000		New York State Environmental Facilities Corp	5.000	08/15/19	308,233
250,000		New York State Environmental Facilities Corp	5.000	08/15/20	312,385
1,000,000		New York State Thruway Authority	5.000	04/01/21	1,228,920
1,100,000		New York State Urban Development Corp	5.000	03/15/18	1,311,970
2,000,000		New York State Urban Development Corp	5.000	03/15/20	2,451,460
1,635,000		Port Authority of New York & New Jersey, AMT	5.000	09/15/20	1,966,643
2,000,000		Tobacco Settlement Financing Corp	5.000	06/01/18	2,379,220
550,000		Town of Niagara NY	5.000	05/01/22	640,634
1,500,000	h	Westchester County NY Local Development Corp	5.000	01/01/34	1,611,195
1,200,000	h	Westchester County NY Local Development Corp	5.000	01/01/28	1,311,180

		TOTAL NEW YORK			48,172,042

NORTH CAROLINA - 1.0%
540,000		City of Charlotte NC	5.000	07/01/22	648,459
1,000,000		City of Charlotte NC	5.000	07/01/23	1,190,920
500,000		City of Charlotte NC	5.000	07/01/25	585,680
1,000,000		County of New Hanover NC, GO	5.000	12/01/20	1,251,570
485,000		North Carolina Eastern Municipal Power Agency, ETM	5.000	01/01/21	604,960

		TOTAL NORTH CAROLINA			4,281,589

OHIO - 4.7%
1,445,000		Cincinnati City School District	5.250	06/01/23	1,737,613
2,000,000		City of Cincinnati OH	5.000	12/01/21	2,507,440
1,500,000		City of Columbus OH, GO	5.000	07/01/21	1,885,815
750,000		County of Lucas OH	5.000	11/15/22	897,727
2,000,000		JobsOhio Beverage System	5.000	01/01/20	2,420,260
1,000,000		Ohio Air Quality Development Authority	5.625	06/01/18	1,156,690
805,000		Ohio Higher Educational Facility Commission	5.000	12/01/20	977,640
535,000		Ohio Higher Educational Facility Commission	5.000	12/01/23	641,021
25,000		Ohio State Water Development Authority, ETM	6.000	12/01/16	27,199
1,000,000		State of Ohio, GO	5.000	09/15/20	1,241,050
1,660,000		State of Ohio	5.000	01/15/21	1,940,308
1,000,000		State of Ohio, GO	5.000	08/01/21	1,247,300
1,200,000		State of Ohio	5.000	01/01/23	1,417,404
1,000,000		State of Ohio	5.000	01/01/24	1,173,460

		TOTAL OHIO			19,270,927

OKLAHOMA - 0.3%
1,000,000		Oklahoma Turnpike Authority	5.000	01/01/24	1,203,870

		TOTAL OKLAHOMA			1,203,870

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

OREGON - 0.2%
$740,000	State of Oregon	5.000%	05/01/21	$927,383

	TOTAL OREGON			927,383

PENNSYLVANIA - 2.5%
550,000	Allegheny County Higher Education Building Authority	5.000	03/01/18	642,796
500,000	Allegheny County Higher Education Building Authority	5.000	03/01/19	592,720
350,000	Commonwealth of Pennsylvania, GO	5.000	01/01/16	392,465
1,925,000	Commonwealth of Pennsylvania, GO	5.000	02/15/19	2,336,950
1,500,000	Dauphin County General Authority	5.000	06/01/42	1,593,915
500,000	Delaware River Joint Toll Bridge Commission	5.000	07/01/22	601,215
195,000	Lackawanna Housing Authority	5.000	09/01/16	215,417
1,000,000	Pennsylvania Higher Educational Facilities Authority	5.000	08/15/22	1,202,960
2,000,000	Pennsylvania Turnpike Commission	5.000	12/01/22	2,366,400
200,000	Pittsburgh Urban Redevelopment Authority, ETM	6.500	09/01/13	205,124

	TOTAL PENNSYLVANIA			10,149,962

PUERTO RICO - 1.8%
3,370,000	Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	3,650,519
1,000,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/21	1,066,040
145,000	Puerto Rico Highway & Transportation Authority, ETM	5.250	07/01/22	187,137
255,000	Puerto Rico Highway & Transportation Authority, ETM	5.250	07/01/22	288,035
1,225,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/18	1,332,212
475,000	Puerto Rico Public Buildings Authority, GO	6.250	07/01/21	530,651
5,000	Puerto Rico Public Buildings Authority, ETM	5.500	07/01/13	5,063
250,000	Puerto Rico Public Finance Corp	6.000	08/01/24	265,962

	TOTAL PUERTO RICO			7,325,619

RHODE ISLAND - 1.4%
315,000	Providence Housing Authority	5.000	09/01/18	362,773
790,000	Rhode Island State & Providence Plantations, COP	5.250	10/01/14	845,063
800,000	Rhode Island State & Providence Plantations, COP	5.000	10/01/16	892,080
900,000	Rhode Island Student Loan Authority, AMT	5.000	12/01/16	1,008,369
2,000,000	State of Rhode Island, GO	5.000	08/01/21	2,440,960

	TOTAL RHODE ISLAND			5,549,245

SOUTH CAROLINA - 2.6%
750,000	Lexington County Health Services District, Inc	5.000	11/01/19	900,300
750,000	Lexington County Health Services District, Inc	5.000	11/01/21	906,810
1,120,000	Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,284,562
1,000,000	Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,217,520
5,200,000	South Carolina State Public Service Authority	5.000	12/01/18	6,278,272

	TOTAL SOUTH CAROLINA			10,587,464

SOUTH DAKOTA - 0.1%
500,000	State of South Dakota	6.700	09/01/17	561,130

	TOTAL SOUTH DAKOTA			561,130

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

TENNESSEE - 0.3%
$1,000,000		Memphis-Shelby County Airport Authority, AMT	5.625%	07/01/20	$1,228,920

		TOTAL TENNESSEE			1,228,920

TEXAS - 3.7%
970,000		Bexar Metropolitan Water District	5.000	05/01/17	1,098,040
725,000		County of Harris TX	5.000	08/15/16	826,463
1,100,000	i	Harris County Cultural Education Facilities Finance Corp	0.520	06/01/16	1,099,659
1,000,000	i	Harris County Cultural Education Facilities Finance Corp	0.720	06/01/18	999,500
1,065,000	i	Harris County Cultural Education Facilities Finance Corp	0.870	06/01/20	1,064,489
160,000		Harris County Flood Control District, GO	5.000	10/01/14	171,155
1,500,000		Lewisville Independent School District	5.000	08/15/19	1,845,255
1,500,000		Lewisville Independent School District	5.000	08/15/20	1,866,015
500,000		Lower Colorado River Authority	5.000	05/15/23	587,285
1,515,000		Lower Colorado River Authority, ETM	6.000	01/01/17	1,801,926
1,000,000		Lubbock Health Facilities Development Corp	5.000	07/01/19	1,192,740
310,000		North Central Texas Health Facility Development Corp, ETM	5.500	06/01/21	379,685
1,000,000		State of Texas, GO	5.000	10/01/22	1,240,350
630,000		Tarrant County Health Facilities Development Corp, ETM	6.000	09/01/24	803,584

		TOTAL TEXAS			14,976,146

UTAH - 2.6%
2,000,000	h	Intermountain Power Agency	5.000	07/01/16	2,274,000
2,000,000	h	Intermountain Power Agency	5.000	07/01/17	2,344,340
2,000,000	h	Intermountain Power Agency	5.000	07/01/18	2,391,880
1,000,000		State of Utah	5.000	07/01/21	1,262,490
900,000		Utah State Board of Regents	5.000	08/01/22	1,055,034
535,000		Utah Transit Authority	5.000	06/15/21	645,922
510,000		Utah Transit Authority	5.000	06/15/22	617,457

		TOTAL UTAH			10,591,123

VIRGINIA - 0.4%
285,000		Tobacco Settlement Financing Corp, ETM	5.500	06/01/26	303,482
1,000,000		Virginia College Building Authority	5.000	02/01/23	1,248,220

		TOTAL VIRGINIA			1,551,702

WASHINGTON - 1.8%
3,150,000		Port of Seattle WA	5.500	09/01/17	3,669,687
500,000		State of Washington, GO	5.000	06/01/24	601,565
1,025,000		Washington Health Care Facilities Authority	5.000	12/01/32	1,078,638
290,000		Washington Higher Education Facilities Authority	5.000	05/01/19	336,490
625,000		Washington Higher Education Facilities Authority	5.000	05/01/20	730,631
660,000		Washington Higher Education Facilities Authority	5.000	05/01/21	773,679

		TOTAL WASHINGTON			7,190,690

WEST VIRGINIA - 0.8%
1,000,000		City of Princeton WV	4.000	05/01/15	1,033,670

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$1,500,000	City of Princeton WV	5.000%	05/01/21	$1,705,680
500,000	City of Princeton WV	5.000	05/01/22	569,140

	TOTAL WEST VIRGINIA			3,308,490

WISCONSIN - 2.3%
1,040,000	State of Wisconsin	5.000	05/01/19	1,276,444
2,000,000	State of Wisconsin, GO	5.000	05/01/21	2,492,740
1,000,000	State of Wisconsin	5.000	05/01/21	1,246,370
1,000,000	Wisconsin Department of Transportation	5.000	07/01/18	1,202,730
1,500,000	Wisconsin Health & Educational Facilities Authority	5.000	06/01/32	1,638,090
1,500,000	Wisconsin Health & Educational Facilities Authority	5.000	06/01/39	1,602,165

	TOTAL WISCONSIN			9,458,539

	TOTAL LONG-TERM MUNICIPAL BONDS			403,712,364

	(Cost $379,915,895)

	TOTAL INVESTMENTS - 99.0%			403,712,364
	(Cost $379,915,895)
	OTHER ASSETS & LIABILITIES, NET - 1.0%			3,887,508

	NET ASSETS - 100.0%			$407,599,872

	Abbreviation(s):
AMT	Alternative Minimum Tax (subject to)
COP	Certificate of Participation
ETM	Escrowed to Maturity
GO	General Obligation

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.9%

CERTIFICATE OF DEPOSIT - 3.0%
$10,000,000		Canadian Imperial Bank of Commerce	0.130%	06/24/13	$10,000,000
10,000,000		Toronto-Dominion Bank	0.150	04/09/13	10,000,000
4,000,000		Toronto-Dominion Bank	0.195	04/16/13	4,000,000

		TOTAL CERTIFICATE OF DEPOSIT			24,000,000

COMMERCIAL PAPER - 43.9%
7,220,000		Australia & New Zealand Banking Group Ltd	0.185-0.190	05/02/13	7,218,840
670,000		Australia & New Zealand Banking Group Ltd	0.175	05/28/13	669,814
2,850,000		Australia & New Zealand Banking Group Ltd	0.180-0.190	06/04/13	2,849,075
5,000,000		Australia & New Zealand Banking Group Ltd	0.205	07/12/13	4,997,096
3,905,000		Australia & New Zealand Banking Group Ltd	0.210	07/22/13	3,902,449
631,000		Bank of Nova Scotia	0.240-0.260	04/18/13	630,926
750,000		Bank of Nova Scotia	0.260	05/01/13	749,837
810,000		Bank of Nova Scotia	0.190	06/10/13	809,701
1,500,000		Bank of Nova Scotia	0.200	06/19/13	1,499,341
5,000,000		Bank of Nova Scotia	0.230	09/09/13	4,994,857
4,360,000	y	Coca-Cola Co	0.220	04/05/13	4,359,893
1,500,000	y	Coca-Cola Co	0.155	04/17/13	1,499,897
280,000	y	Coca-Cola Co	0.135	05/03/13	279,966
4,000,000	y	Coca-Cola Co	0.130	05/09/13	3,999,451
4,250,000	y	Coca-Cola Co	0.250	05/13/13	4,248,761
4,500,000	y	Coca-Cola Co	0.155	05/22/13	4,499,012
3,000,000	y	Coca-Cola Co	0.160	06/17/13	2,998,973
1,465,000	y	Coca-Cola Co	0.145	06/21/13	1,464,522
1,100,000	y	Coca-Cola Co	0.190	08/01/13	1,099,292
5,000,000	y	Coca-Cola Co	0.160	08/06/13	4,997,178
8,000,000	y	Commonwealth Bank of Australia	0.200	04/04/13	7,999,867
4,000,000	y	Commonwealth Bank of Australia	0.200	04/08/13	3,999,845
5,000,000	y	Commonwealth Bank of Australia	0.200	04/11/13	4,999,722
4,500,000	y	Commonwealth Bank of Australia	0.185	04/16/13	4,499,653
450,000	y	Commonwealth Bank of Australia	0.190	06/17/13	449,817
2,250,000	y	Commonwealth Bank of Australia	0.240	08/20/13	2,247,885
4,000,000	y	Fairway Finance LLC	0.180	04/03/13	3,999,960
3,700,000	y	Fairway Finance LLC	0.200	04/10/13	3,699,815
1,500,000	y	Fairway Finance LLC	0.180	04/17/13	1,499,880
3,379,000	y	Fairway Finance LLC	0.170	05/17/13	3,378,266
1,080,000	y	Fairway Finance LLC	0.190	05/22/13	1,079,709
5,755,000	y	Fairway Finance LLC	0.170-0.180	05/23/13	5,753,576
5,000,000	y	Fairway Finance LLC	0.190	06/19/13	4,997,915
4,000,000	y	Fairway Finance LLC	0.190	06/24/13	3,998,227
1,600,000		General Electric Capital Corp	0.200	04/18/13	1,599,849
5,000,000		General Electric Capital Corp	0.190	05/28/13	4,998,496
7,200,000		General Electric Capital Corp	0.190	06/04/13	7,197,568
2,800,000		General Electric Capital Corp	0.190	06/26/13	2,798,729

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000		Hydro-Quebec	0.140%	04/08/13	$2,999,918
419,000		JPMorgan Chase Bank NA	0.190	04/02/13	418,998
742,000		JPMorgan Chase Bank NA	0.170	04/11/13	741,965
800,000		JPMorgan Chase Bank NA	0.210-0.250	04/22/13	799,894
315,000		JPMorgan Chase Bank NA	0.250	04/24/13	314,950
1,479,000		JPMorgan Chase Bank NA	0.200-0.210	05/06/13	1,478,699
2,933,000		JPMorgan Chase Bank NA	0.180-0.210	05/13/13	2,932,367
356,000		JPMorgan Chase Bank NA	0.215-0.250	05/22/13	355,880
792,000		JPMorgan Chase Bank NA	0.200	06/05/13	791,714
178,000		JPMorgan Chase Bank NA	0.260	07/01/13	177,883
1,081,000		JPMorgan Chase Bank NA	0.230	07/29/13	1,080,178
365,000		JPMorgan Chase Bank NA	0.260	07/30/13	364,684
2,250,000	y	Jupiter Securitization Co LLC	0.200	06/20/13	2,249,000
2,240,000	y	Liberty Street Funding LLC	0.170	04/11/13	2,239,894
1,500,000	y	Liberty Street Funding LLC	0.180	04/16/13	1,499,888
5,000,000	y	Liberty Street Funding LLC	0.180	04/22/13	4,999,475
1,000,000	y	Liberty Street Funding LLC	0.200	04/23/13	999,878
4,025,000	y	Liberty Street Funding LLC	0.195	06/06/13	4,023,561
1,590,000		Merck & Co, Inc	0.120	04/09/13	1,589,958
5,000,000		Merck & Co, Inc	0.120	05/14/13	4,999,283
2,500,000	y	National Australia Funding Delaware, Inc	0.200	04/08/13	2,499,903
4,000,000	y	National Australia Funding Delaware, Inc	0.200	04/09/13	3,999,822
4,000,000	y	National Australia Funding Delaware, Inc	0.180	05/07/13	3,999,280
314,000	y	National Australia Funding Delaware, Inc	0.200	05/22/13	313,911
620,000	y	National Australia Funding Delaware, Inc	0.240	07/15/13	619,566
5,000,000	y	Nestle Capital Corp	0.200	05/21/13	4,998,611
2,000,000	y	Nestle Capital Corp	0.140	06/19/13	1,999,386
1,500,000	y	Nestle Capital Corp	0.170	07/01/13	1,499,355
500,000	y	Nestle Capital Corp	0.200	08/27/13	499,589
2,868,000	y	Old Line Funding LLC	0.200-0.220	04/01/13	2,868,000
3,000,000	y	Old Line Funding LLC	0.200	04/08/13	2,999,883
10,170,000	y	Old Line Funding LLC	0.160-0.220	05/20/13	10,167,592
2,000,000	y	Old Line Funding LLC	0.210	05/21/13	1,999,417
2,000,000	y	Old Line Funding LLC	0.190	06/26/13	1,999,092
1,900,000		PACCAR Financial Corp	0.160	04/11/13	1,899,916
4,000,000		PACCAR Financial Corp	0.150	04/22/13	3,999,650
331,000		PACCAR Financial Corp	0.140	05/09/13	330,951
1,000,000		PACCAR Financial Corp	0.140	05/14/13	999,833
5,100,000		PACCAR Financial Corp	0.150	06/13/13	5,098,449
500,000	y	Procter & Gamble Co	0.130	05/08/13	499,933
2,000,000	y	Procter & Gamble Co	0.140	05/20/13	1,999,619
2,000,000	y	Procter & Gamble Co	0.150	05/22/13	1,999,575
4,000,000	y	Procter & Gamble Co	0.150	05/24/13	3,999,116
4,700,000	y	Procter & Gamble Co	0.150	05/28/13	4,698,884
2,300,000	y	Procter & Gamble Co	0.150	05/31/13	2,299,425
5,000,000	y	Procter & Gamble Co	0.125	06/04/13	4,998,889
600,000		Province of British Columbia	0.140	07/19/13	599,746
2,075,000		Province of Ontario Canada	0.130	04/17/13	2,074,880
6,300,000		Province of Ontario Canada	0.130-0.150	04/18/13	6,299,566
2,870,000		Province of Ontario Canada	0.150	04/23/13	2,869,737
3,000,000		Province of Ontario Canada	0.150	04/26/13	2,999,688
887,000		Province of Ontario Canada	0.150	04/30/13	886,893

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,355,000		Province of Ontario Canada	0.150%	05/06/13	$3,354,511
3,450,000		Province of Ontario Canada	0.160	05/15/13	3,449,325
2,000,000		Province of Ontario Canada	0.160	06/05/13	1,999,422
10,000,000		Province of Quebec Canada	0.140	07/26/13	9,995,489
700,000		Standard Chartered Bank NY	0.330	04/02/13	699,993
3,000,000		Standard Chartered Bank NY	0.180	04/22/13	2,999,685
1,840,000		Standard Chartered Bank NY	0.185	04/26/13	1,839,764
5,000,000		Standard Chartered Bank NY	0.210	05/14/13	4,998,746
2,850,000		Standard Chartered Bank NY	0.260	07/01/13	2,848,127
1,000,000		Standard Chartered Bank NY	0.250	07/15/13	999,271
5,500,000		Straight-A Funding LLC	0.190	04/08/13	5,499,797
5,000,000		Straight-A Funding LLC	0.190	04/10/13	4,999,762
3,000,000		Straight-A Funding LLC	0.190	04/18/13	2,999,731
3,000,000		Straight-A Funding LLC	0.180	06/04/13	2,999,040
6,000,000	y	Toronto-Dominion Holdings USA, Inc	0.175	04/16/13	5,999,562
3,970,000	y	Toronto-Dominion Holdings USA, Inc	0.190	05/01/13	3,969,371
500,000	y	Unilever Capital Corp	0.130	04/12/13	499,980
5,400,000	y	Unilever Capital Corp	0.155	06/07/13	5,398,442
5,000,000	y	Unilever Capital Corp	0.150	06/11/13	4,998,521
2,500,000		US Bank NA	0.270	07/15/13	2,498,031
880,000	y	Variable Funding Capital Co LLC	0.140	04/01/13	880,000
3,000,000	y	Variable Funding Capital Co LLC	0.150	04/02/13	2,999,988
3,500,000	y	Variable Funding Capital Co LLC	0.140	04/12/13	3,499,850
22,300,000	y	Variable Funding Capital Co LLC	0.160	04/25/13	22,297,621

		TOTAL COMMERCIAL PAPER			353,767,913

GOVERNMENT AGENCY DEBT - 20.8%
4,600,000	i	Federal Farm Credit Bank (FFCB)	0.160	10/27/14	4,600,000
10,400,000		Federal Home Loan Bank (FHLB)	0.075-0.095	04/05/13	10,399,900
8,000,000		FHLB	0.075-0.085	04/10/13	7,999,843
5,435,000		FHLB	0.125	04/12/13	5,434,792
4,750,000		FHLB	0.132	04/19/13	4,749,687
9,370,000		FHLB	0.080	04/24/13	9,369,521
4,000,000		FHLB	0.130	04/26/13	3,999,639
1,175,000		FHLB	0.125	05/03/13	1,174,869
1,000,000		FHLB	0.095	05/08/13	999,902
8,450,000		FHLB	0.100-0.110	05/10/13	8,449,012
3,920,000		FHLB	0.135	05/15/13	3,919,353
5,990,000		FHLB	0.100-0.130	05/17/13	5,989,163
2,000,000		FHLB	0.100	05/22/13	1,999,717
4,500,000		FHLB	0.080-0.137	05/29/13	4,499,236
3,329,000		FHLB	0.118-0.120	06/05/13	3,328,290
6,000,000		FHLB	0.100-0.123	06/12/13	5,998,665
3,200,000		FHLB	0.125-0.130	06/14/13	3,199,155
452,000		FHLB	0.130	07/05/13	451,845
11,204,000		Federal Home Loan Mortgage Corp (FHLMC)	0.085-0.150	04/03/13	11,203,923
9,800,000		FHLMC	0.090	04/15/13	9,799,657
4,000,000		FHLMC	0.100	04/17/13	3,999,822
2,100,000		FHLMC	0.085	04/23/13	2,099,891
1,070,000		FHLMC	0.090	04/24/13	1,069,938
1,994,000		FHLMC	0.110	04/29/13	1,993,829
1,470,000		FHLMC	0.115	05/06/13	1,469,836

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$800,000		FHLMC	0.120%	05/13/13	$799,888
8,000,000		FHLMC	0.130-0.140	05/20/13	7,998,574
6,000,000		FHLMC	0.120	05/21/13	5,999,000
1,175,000		FHLMC	0.130	06/25/13	1,174,639
415,000		FHLMC	0.170	07/22/13	414,781
565,000		FHLMC	0.170	09/10/13	564,568
2,500,000		Federal National Mortgage Association (FNMA)	0.080	04/02/13	2,499,995
3,409,000		FNMA	0.120	05/01/13	3,408,659
9,800,000		FNMA	0.100-0.110	05/08/13	9,798,985
16,530,000		FNMA	0.090	06/03/13	16,527,397

		TOTAL GOVERNMENT AGENCY DEBT			167,385,971

TREASURY DEBT - 18.9%
6,802,000		United States Treasury Bill	0.100-0.104	04/04/13	6,801,942
4,290,000		United States Treasury Bill	0.067-0.068	04/18/13	4,289,863
5,000,000		United States Treasury Bill	0.106	04/25/13	4,999,647
2,157,000		United States Treasury Bill	0.066-0.129	05/02/13	2,156,764
3,000,000		United States Treasury Bill	0.093	05/09/13	2,999,707
6,000,000		United States Treasury Bill	0.070-0.091	05/16/13	5,999,396
4,560,000		United States Treasury Bill	0.085-0.100	05/23/13	4,559,423
6,000,000		United States Treasury Bill	0.110-0.132	05/30/13	5,998,810
7,000,000		United States Treasury Bill	0.091-0.106	06/06/13	6,998,695
6,600,000		United States Treasury Bill	0.080-0.091	06/13/13	6,598,831
4,915,000		United States Treasury Bill	0.091-0.111	06/20/13	4,913,812
8,000,000		United States Treasury Bill	0.073-0.103	06/27/13	7,998,226
1,165,000		United States Treasury Bill	0.106	07/05/13	1,164,674
4,600,000		United States Treasury Bill	0.086	07/18/13	4,598,813
2,200,000		United States Treasury Bill	0.095	07/25/13	2,199,336
185,000		United States Treasury Bill	0.139	12/12/13	184,818
4,640,000		United States Treasury Note	1.750	04/15/13	4,642,900
8,265,000		United States Treasury Note	0.625	04/30/13	8,267,947
5,000,000		United States Treasury Note	1.375	05/15/13	5,007,095
10,500,000		United States Treasury Note	0.500	05/31/13	10,505,404
3,230,000		United States Treasury Note	1.000	07/15/13	3,237,635
10,000,000		United States Treasury Note	0.375	07/31/13	10,006,885
6,800,000		United States Treasury Note	0.750	08/15/13	6,814,875
1,820,000		United States Treasury Note	0.750	09/15/13	1,825,019
4,620,000		United States Treasury Note	0.125	09/30/13	4,618,695
5,825,000		United States Treasury Note	0.500	10/15/13	5,835,554
4,875,000		United States Treasury Note	0.250	10/31/13	4,877,787
6,420,000		United States Treasury Note	0.500	11/15/13	6,432,046
4,540,000		United States Treasury Note	0.750	12/15/13	4,558,668
1,950,000		United States Treasury Note	0.125	12/31/13	1,949,636
1,000,000		United States Treasury Note	0.250	01/31/14	1,000,810

		TOTAL TREASURY DEBT			152,043,713

VARIABLE RATE SECURITIES - 13.3%
4,050,000	i	Federal Farm Credit Bank (FFCB)	0.212	06/12/13	4,050,058
4,000,000	i	FFCB	0.323	08/19/13	3,999,229
4,800,000	i	FFCB	0.276	08/26/13	4,799,036
3,400,000	i	FFCB	0.320	08/26/13	3,399,862
5,000,000	i	FFCB	0.250	09/23/13	4,999,514

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,000,000	i	FFCB	0.340%	09/23/13	$9,999,806
4,950,000	i	FFCB	0.260	10/15/13	4,947,591
9,000,000	i	FFCB	0.250	02/10/14	8,998,431
5,000,000	i	FFCB	0.173	04/16/14	5,000,000
2,580,000	i	FFCB	0.370	05/19/14	2,582,545
9,500,000	i	Federal Home Loan Bank (FHLB)	0.310	08/16/13	9,500,000
4,000,000	i	FHLB	0.170	09/06/13	4,000,436
3,100,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.155	05/06/13	3,099,850
2,800,000	i	FHLMC	0.154	06/03/13	2,800,050
5,000,000	i	Federal National Mortgage Association (FNMA)	0.360	10/28/13	5,000,000
5,000,000	i	FNMA	0.183	06/20/14	4,998,963
9,500,000	i	Canadian Imperial Bank of Commerce	0.315	01/03/14	9,502,538
5,000,000	i	Royal Bank of Canada	0.520	06/07/13	5,000,000
5,600,000	i	Royal Bank of Canada	0.420	07/15/13	5,600,000
5,000,000	i	Toronto-Dominion Bank	0.294	05/30/13	5,000,000

		TOTAL VARIABLE RATE SECURITIES			107,277,909

		TOTAL SHORT-TERM INVESTMENTS			804,475,506

		(Cost $804,475,506)

		TOTAL INVESTMENTS- 99.9%			804,475,506
		(Cost $804,475,506)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			674,320

		NET ASSETS - 100.0%			$805,149,826

i		Floating or variable rate security. Coupon rate reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 3/31/2013, the aggregate value of these securities was $209,564,961 or 26.0% of net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund (constituting the TIAA-CREF Fixed Income Funds) and the Real Estate Securities Fund (hereafter collectively referred to as the “Funds” or each individually referred to as the “Fund”), at March 31, 2013 and for the year then ended, and have issued our unqualified report thereon dated May 17, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Fund's schedule of investments in securities (the “Schedules”) as of March 31, 2013 appearing in Item 6 of this Form N-CSR. The Schedules are the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

Boston, Massachusetts
May 17, 2013

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 17, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 17, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Dated: May 17, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification